UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04096
MFS MUNICIPAL SERIES TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Municipal
Intermediate Fund

Class A-MIUAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 4.77%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	4.77%	1.22%
A with initial sales charge (4.25%)	0.32%	0.32%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIUA-ANN

MFS® Municipal
Intermediate Fund

Class C-MIUCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 4.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	4.00%	0.47%
C with CDSC (1% for 12 months)×	3.00%	0.47%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIUC-ANN

MFS® Municipal
Intermediate Fund

Class I-MIUIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$46	0.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 5.02%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	5.02%	1.47%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit
quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIUI-ANN

MFS® Municipal
Intermediate Fund

Class R6-MIURX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 5.09%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 4.49%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a solid 4.5% return. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.35%, higher than the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight exposure to A-rated and lower-rated securities benefited relative performance. Favorable security selection and overweight exposures to the healthcare and housing sectors also strengthened relative returns. Security selection within the local general obligation, special tax, and transportation sectors further benefited relative results.
    The fund's long duration stance was another positive factor for relative returns as rates inside 15-years declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning detracted from relative performance as the fund was underweight key rates 10-years and in, which performed best.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	5.09%	1.51%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.68%
Bloomberg Municipal 1-15 Year Index ∆	4.49%	1.07%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	386,686,704	Average Effective Maturity (yrs):	10.7
Total Number of Holdings:	661	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	1,081,525
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Long Term Care	11.7%
Healthcare Revenue - Hospitals	10.9%
Utilities - Other	8.7%
Multi-Family Housing Revenue	8.4%
Airport Revenue	7.4%
Student Loan Revenue	5.7%
Secondary Schools	4.9%
Universities - Colleges	4.8%
Miscellaneous Revenue - Other	3.2%
State & Local Agencies	3.0%
Other Industries	29.7%
Composition including fixed income credit
quality
AAA	1.4%
AA	29.7%
A	33.8%
BBB	19.5%
BB	6.1%
B	0.6%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIUR6-ANN

MFS® Municipal Income Fund
Class A-MFIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Municipal Income Fund (fund) provided a total return of 3.65%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.65%	0.79%	2.21%
A with initial sales charge (4.25%)	(0.75)%	(0.08)%	1.77%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBA-ANN

MFS® Municipal Income Fund

Class A1-MMIDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A1	$54	0.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A1 shares of the MFS Municipal Income Fund (fund) provided a total return of 3.92%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A1 without sales charge	3.92%	1.05%	2.47%
A1 with initial sales charge (4.25%)	(0.50)%	0.17%	2.03%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a1 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBA1-ANN

MFS® Municipal Income Fund

Class B-MMIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$155	1.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Municipal Income Fund (fund) provided a total return of 2.89%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.89%	0.04%	1.45%
B with CDSC (declining over six years from 4% to 0%)×	(1.11)%	(0.31)%	1.45%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBB-ANN

MFS® Municipal Income Fund

Class B1-MMIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B1	$130	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B1 shares of the MFS Municipal Income Fund (fund) provided a total return of 3.27%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B1 without sales charge	3.27%	0.31%	1.71%
B1 with CDSC (declining over six years from 4% to 0%)×	(0.73)%	(0.04)%	1.71%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b1 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBB1-ANN

MFS® Municipal Income Fund

Class C-MMICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$155	1.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS Municipal Income Fund (fund) provided a total return of 2.88%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.88%	0.05%	1.45%
C with CDSC (1% for 12 months)×	1.89%	0.05%	1.45%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBC-ANN

MFS® Municipal Income Fund

Class I-MIMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$54	0.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Municipal Income Fund (fund) provided a total return of 3.90%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.90%	1.03%	2.46%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBI-ANN

MFS® Municipal Income Fund

Class R6-MPMNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Municipal Income Fund (fund) provided a total return of 3.98%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    An overweight position and security selection within the housing sector contributed to relative performance. Favorable security selection within both the industrial revenue and leasing sectors also benefited relative returns. The fund's overweight position to lower-quality bonds within the power and healthcare sectors was also a positive factor for relative performance. Security selection within these sectors also supported relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's overweight exposure to the long end (maturities of 20 or more years) of the yield curve, detracted from relative performance as bond yields rose most in that segment of the curve.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.98%	1.11%	2.48%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	6,956,477,715	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	2,285	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	21,856,873
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Healthcare Revenue - Hospitals	15.9%
Airport Revenue	8.9%
Utilities - Other	7.9%
Multi-Family Housing Revenue	7.7%
Healthcare Revenue - Long Term Care	6.2%
Miscellaneous Revenue - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	4.2%
State & Local Agencies	4.1%
Universities - Colleges	3.9%
Other Industries	30.2%
Composition including fixed income credit
quality
AAA	4.5%
AA	30.7%
A	33.9%
BBB	14.8%
BB	3.4%
B	0.7%
CCC	0.2%
CC	0.2%
Not Rated	9.2%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMBR6-ANN

MFS® Arkansas
Municipal Bond Fund

Class A-MFARX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 4.13%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.13%	0.59%	1.75%
A with initial sales charge (4.25%)	(0.30)%	(0.28)%	1.31%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MARA-ANN

MFS® Arkansas
Municipal Bond Fund

Class B-MBARX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$147	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 3.35%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.35%	(0.15)%	1.00%
B with CDSC (declining over six years from 4% to 0%)×	(0.65)%	(0.51)%	1.00%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MARB-ANN

MFS® Arkansas
Municipal Bond Fund
Class I-MARLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$61	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 4.23%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.23%	0.69%	1.84%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MARI-ANN

MFS® Arkansas
Municipal Bond Fund
Class R6-MPRAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 4.31%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    From a quality perspective, favorable bond selection within AA-rated securities also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.31%	0.77%	1.96%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	140,288,015	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	184	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	615,574
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	17.0%
Healthcare Revenue - Hospitals	12.2%
Universities - Colleges	12.0%
General Obligations - Schools	8.5%
Single Family Housing - State	7.9%
Miscellaneous Revenue - Other	5.4%
Utilities - Other	4.0%
Tax - Other	3.3%
Tobacco	2.6%
Other Industries	6.7%
Composition including fixed income credit
quality
AAA	2.6%
AA	59.8%
A	18.0%
BBB	8.3%
BB	3.5%
B	0.1%
Not Rated	7.0%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MARR6-ANN

MFS® California
Municipal Bond Fund

Class A-MCFTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS California Municipal Bond Fund (fund) provided a total return of 3.64%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.64%	0.52%	2.04%
A with initial sales charge (4.25%)	(0.76)%	(0.35)%	1.59%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit
quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.65% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCAA-ANN

MFS® California
Municipal Bond Fund

Class B-MBCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$144	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS California Municipal Bond Fund (fund) provided a total return of 2.88%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.88%	(0.22)%	1.28%
B with CDSC (declining over six years from 4% to 0%)×	(1.12)%	(0.58)%	1.28%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit
quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 1.40% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCAB-ANN

MFS® California
Municipal Bond Fund

Class C-MCCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$159	1.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS California Municipal Bond Fund (fund) provided a total return of 2.72%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.72%	(0.40)%	1.11%
C with CDSC (1% for 12 months)×	1.72%	(0.40)%	1.11%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 1.55% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCAC-ANN

MFS® California
Municipal Bond Fund

Class I-MCAVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$57	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS California Municipal Bond Fund (fund) provided a total return of 3.74%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.74%	0.60%	2.11%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.55% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCAI-ANN

MFS® California
Municipal Bond Fund

Class R6-MPOAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS California Municipal Bond Fund (fund) provided a total return of 3.81%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AAA-rated securities, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities within the education sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.81%	0.65%	2.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	790,370,826	Average Effective Maturity (yrs):	19.8
Total Number of Holdings:	435	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	3,138,229
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.2%
General Obligations - Schools	13.3%
Healthcare Revenue - Hospitals	11.0%
Airport Revenue	10.1%
Utilities - Other	8.9%
State & Local Agencies	5.2%
Tax Assessment	4.8%
Secondary Schools	4.1%
Water & Sewer Utility Revenue	3.6%
Universities - Colleges	3.5%
Other Industries	17.1%
Composition including fixed income credit
quality
AAA	0.8%
AA	47.9%
A	22.6%
BBB	12.3%
BB	2.1%
B	0.2%
Not Rated	9.9%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total operating expenses do not exceed 0.49% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCAR6-ANN

MFS® Georgia
Municipal Bond Fund

Class A-MMGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$92	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 4.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.00%	0.48%	1.64%
A with initial sales charge (4.25%)	(0.42)%	(0.39)%	1.20%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit
quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGAA-ANN

MFS® Georgia
Municipal Bond Fund
Class B-MBGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 3.23%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.23%	(0.28)%	0.88%
B with CDSC (declining over six years from 4% to 0%)×	(0.77)%	(0.65)%	0.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGAB-ANN

MFS® Georgia
Municipal Bond Fund
Class I-MGATX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 4.33%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.33%	0.72%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGAI-ANN

MFS® Georgia
Municipal Bond Fund
Class R6-MPGOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 4.28%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the education sector, most notably within both A and AA-rated securities, strengthened relative returns. Bond selection within the housing sector, primarily within AAA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to Not Rated securities weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.28%	0.77%	1.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	124,221,589	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	198	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	488,892
Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Water & Sewer Utility Revenue	12.2%
Healthcare Revenue - Hospitals	11.9%
Universities - Colleges	11.4%
Utilities - Municipal Owned	7.7%
Multi-Family Housing Revenue	7.2%
Single Family Housing - State	7.1%
Miscellaneous Revenue - Other	6.8%
Sales & Excise Tax Revenue	4.3%
General Obligations - General Purpose	4.2%
Utilities - Other	4.1%
Other Industries	18.5%
Composition including fixed income credit quality
AAA	7.7%
AA	46.6%
A	27.4%
BBB	8.1%
BB	0.5%
B	0.0%
Not Rated	5.1%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGAR6-ANN

MFS® Alabama
Municipal Bond Fund
Class A-MFALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$92	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 3.87%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.87%	0.34%	1.63%
A with initial sales charge (4.25%)	(0.55)%	(0.53)%	1.19%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MALA-ANN

MFS® Alabama
Municipal Bond Fund

Class B-MBABX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 3.21%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.21%	(0.40)%	0.88%
B with CDSC (declining over six years from 4% to 0%)×	(0.79)%	(0.77)%	0.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MALB-ANN

MFS® Alabama
Municipal Bond Fund

Class I-MLALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 4.27%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.27%	0.61%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MALI-ANN

MFS® Alabama
Municipal Bond Fund
Class R6-MPOLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 4.32%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    Security selection within the health care sector, most notably within A-rated securities, strengthened relative returns. Bond selection within the education sector, primarily within AA-rated securities, also helped relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.32%	0.67%	1.95%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	70,721,615	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	156	Average Effective Duration (yrs):	8.9
Total Management Fee ($)#:	298,721
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
General Obligations - General Purpose	16.5%
Universities - Colleges	12.6%
Water & Sewer Utility Revenue	9.5%
Sales & Excise Tax Revenue	8.2%
Tax - Other	8.0%
Healthcare Revenue - Hospitals	7.1%
Single Family Housing - State	6.5%
General Obligations - Schools	5.5%
Utilities - Other	4.9%
State & Local Agencies	4.6%
Other Industries	14.3%
Composition including fixed income credit
quality
AAA	1.4%
AA	45.0%
A	31.8%
BBB	12.7%
BB	0.6%
B	0.3%
Not Rated	5.9%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MALR6-ANN

MFS® Maryland
Municipal Bond Fund
Class A-MFSMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 3.83%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.83%	0.65%	1.84%
A with initial sales charge (4.25%)	(0.58)%	(0.22)%	1.40%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit
quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMDA-ANN

MFS® Maryland
Municipal Bond Fund

Class B-MBMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$164	1.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 3.17%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.17%	(0.10)%	1.09%
B with CDSC (declining over six years from 4% to 0%)×	(0.83)%	(0.46)%	1.09%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit
quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMDB-ANN

MFS® Maryland
Municipal Bond Fund
Class I-MMDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 4.14%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.14%	0.90%	2.10%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMDI-ANN

MFS® Maryland
Municipal Bond Fund

Class R6-MPMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 4.10%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The combination of an overweight exposure and favorable security selection within the housing sector, most notably within AA-rated securities, strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.10%	0.97%	2.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	156,942,333	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	645,294
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	15.1%
Multi-Family Housing Revenue	11.1%
General Obligations - General Purpose	9.9%
Single Family Housing - State	6.3%
Universities - Colleges	3.9%
Tax Assessment	3.9%
Water & Sewer Utility Revenue	3.5%
Utilities - Other	3.3%
Transportation - Special Tax	2.9%
Other Industries	20.4%
Composition including fixed income credit
quality
AAA	12.0%
AA	38.7%
A	26.5%
BBB	11.0%
BB	0.6%
B	0.0%
CCC	0.1%
Not Rated	7.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMDR6-ANN

MFS® Massachusetts
Municipal Bond Fund

Class A-MFSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 3.61%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.61%	0.46%	1.72%
A with initial sales charge (4.25%)	(0.79)%	(0.41)%	1.28%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMAA-ANN

MFS® Massachusetts
Municipal Bond Fund

Class B-MBMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$159	1.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 2.85%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.85%	(0.30)%	0.95%
B with CDSC (declining over six years from 4% to 0%)×	(1.15)%	(0.66)%	0.95%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMAB-ANN

MFS® Massachusetts
Municipal Bond Fund

Class I-MTALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 3.91%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.91%	0.70%	1.96%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMAI-ANN

MFS® Massachusetts
Municipal Bond Fund

Class R6-MPMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 4.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both AA and BBB-rated securities strengthened relative returns.
    The fund's longer duration stance also benefited relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (particularly around maturities of 20 or more years) of the yield curve, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.00%	0.78%	2.02%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	408,933,457	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	270	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	1,715,367
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Universities - Colleges	17.9%
Healthcare Revenue - Hospitals	17.6%
General Obligations - General Purpose	13.4%
Sales & Excise Tax Revenue	7.3%
Multi-Family Housing Revenue	5.8%
Airport Revenue	5.2%
Transportation - Special Tax	5.1%
Student Loan Revenue	4.7%
Single Family Housing - State	4.4%
Utilities - Other	3.5%
Other Industries	13.4%
Composition including fixed income credit
quality
AAA	4.9%
AA	48.8%
A	19.3%
BBB	18.9%
BB	1.8%
B	0.0%
Not Rated	4.6%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMAR6-ANN

MFS® Mississippi
Municipal Bond Fund

Class A-MISSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 4.32%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.32%	0.37%	1.57%
A with initial sales charge (4.25%)	(0.11)%	(0.49)%	1.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMPA-ANN

MFS® Mississippi
Municipal Bond Fund

Class B-MBMSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$144	1.41%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 3.65%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.65%	(0.29)%	0.92%
B with CDSC (declining over six years from 4% to 0%)×	(0.35)%	(0.65)%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMPB-ANN

MFS® Mississippi
Municipal Bond Fund

Class I-MMSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 4.43%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.43%	0.45%	1.67%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMPI-ANN

MFS® Mississippi
Municipal Bond Fund

Class R6-MPMSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 4.60%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors was a primary contributor to relative returns, most notably within AA and BBB-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.60%	0.53%	1.75%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	61,615,928	Average Effective Maturity (yrs):	18.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	278,561
Portfolio Turnover Rate (%):	7
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Single Family Housing - State	15.8%
General Obligations - Schools	13.5%
Universities - Colleges	13.5%
General Obligations - General Purpose	13.4%
Water & Sewer Utility Revenue	10.5%
State & Local Agencies	5.9%
Sales & Excise Tax Revenue	5.1%
Tax - Other	4.4%
Healthcare Revenue - Hospitals	3.3%
Multi-Family Housing Revenue	3.0%
Other Industries	10.7%
Composition including fixed income credit
quality
AA	70.0%
A	13.0%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMPR6-ANN

MFS® New York
Municipal Bond Fund

Class A-MSNYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$85	0.83%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 3.64%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.64%	0.51%	1.86%
A with initial sales charge (4.25%)	(0.77)%	(0.35)%	1.42%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%
Composition including fixed income credit
quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNYA-ANN

MFS® New York
Municipal Bond Fund

Class B-MBNYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.87%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.87%	(0.26)%	1.10%
B with CDSC (declining over six years from 4% to 0%)×	(1.13)%	(0.61)%	1.10%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%

Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%

Composition including fixed income credit quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%

Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNYB-ANN

MFS® New York
Municipal Bond Fund

Class C-MCNYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.87%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.87%	(0.23)%	1.10%
C with CDSC (1% for 12 months)×	1.87%	(0.23)%	1.10%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)

Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%

Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%

Composition including fixed income credit quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNYC-ANN

MFS® New York
Municipal Bond Fund

Class I-MNYLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 3.89%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.89%	0.76%	2.12%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%
Composition including fixed income credit
quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNYI-ANN

MFS® New York
Municipal Bond Fund

Class R6-MPNYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 3.98%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the special tax, industrial revenue, housing, and local sectors strengthened relative returns, most notably within AA and AAA-rated securities.
    The fund's greater exposure to the housing sector was another contributor to the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's out-of-benchmark exposure to Not Rated securities also hurt relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.98%	0.86%	2.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	186,997,483	Average Effective Maturity (yrs):	20.7
Total Number of Holdings:	183	Average Effective Duration (yrs):	9.1
Total Management Fee ($)#:	789,505
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Hospitals	14.3%
Multi-Family Housing Revenue	14.0%
Tax - Other	7.7%
Airport Revenue	7.2%
Miscellaneous Revenue - Other	5.6%
Transportation - Special Tax	5.4%
Universities - Colleges	5.1%
State & Local Agencies	4.9%
Water & Sewer Utility Revenue	4.4%
Secondary Schools	4.4%
Other Industries	25.3%
Composition including fixed income credit
quality
AAA	4.4%
AA	33.2%
A	26.1%
BBB	21.3%
BB	2.4%
B	2.3%
CCC	0.1%
CC	0.7%
Not Rated	7.8%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNYR6-ANN

MFS® North Carolina
Municipal Bond Fund

Class A-MSNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 3.68%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.68%	0.57%	1.70%
A with initial sales charge (4.25%)	(0.73)%	(0.30)%	1.26%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNCA-ANN

MFS® North Carolina
Municipal Bond Fund

Class B-MBNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 2.91%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.91%	(0.19)%	0.94%
B with CDSC (declining over six years from 4% to 0%)×	(1.09)%	(0.56)%	0.94%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNCB-ANN

MFS® North Carolina
Municipal Bond Fund

Class C-MCNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 2.91%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.91%	(0.19)%	0.94%
C with CDSC (1% for 12 months)×	1.91%	(0.19)%	0.94%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 2.92%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNCC-ANN

MFS® North Carolina
Municipal Bond Fund

Class I-MNCLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 3.99%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.99%	0.82%	1.97%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit
quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNCI-ANN

MFS® North Carolina
Municipal Bond Fund

Class R6-MPNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 4.07%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and health care sectors strengthened relative results, most notably within AA, AAA and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.07%	0.89%	2.03%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	546,644,837	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	304	Average Effective Duration (yrs):	8.8
Total Management Fee ($)#:	2,182,504
Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Water & Sewer Utility Revenue	17.6%
Single Family Housing - State	10.1%
State & Local Agencies	9.8%
Universities - Colleges	9.7%
Healthcare Revenue - Long Term Care	8.8%
Healthcare Revenue - Hospitals	7.5%
Airport Revenue	7.0%
Multi-Family Housing Revenue	4.9%
General Obligations - General Purpose	3.9%
Toll Roads	3.8%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	9.1%
AA	52.9%
A	14.2%
BBB	12.7%
BB	0.4%
B	0.0%
CCC	0.4%
Not Rated	7.4%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MNCR6-ANN

MFS® Pennsylvania
Municipal Bond Fund

Class A-MFPAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	0.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 3.97%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.97%	0.70%	2.11%
A with initial sales charge (4.25%)	(0.45)%	(0.17)%	1.67%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MPAA-ANN

MFS® Pennsylvania
Municipal Bond Fund

Class B-MBPAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$147	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 3.31%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.31%	(0.02)%	1.36%
B with CDSC (declining over six years from 4% to 0%)×	(0.69)%	(0.38)%	1.36%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MPAB-ANN

MFS® Pennsylvania
Municipal Bond Fund
Class I-MPALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 4.20%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.20%	0.83%	2.22%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MPAI-ANN

MFS® Pennsylvania
Municipal Bond Fund
Class R6-MPPAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 4.17%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within both the housing and local sectors strengthened relative returns, most notably within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.17%	0.88%	2.24%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	189,251,366	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	242	Average Effective Duration (yrs):	8.3
Total Management Fee ($)#:	775,831
Portfolio Turnover Rate (%):	8
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
General Obligations - Schools	16.5%
Healthcare Revenue - Hospitals	13.5%
Universities - Colleges	11.6%
Single Family Housing - State	9.6%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue - Long Term Care	5.6%
General Obligations - General Purpose	4.0%
Airport Revenue	3.8%
Multi-Family Housing Revenue	3.3%
Student Loan Revenue	3.3%
Other Industries	21.0%
Composition including fixed income credit
quality
AAA	0.7%
AA	46.3%
A	28.9%
BBB	12.9%
BB	4.0%
B	0.0%
Not Rated	6.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MPAR6-ANN

MFS® South Carolina
Municipal Bond Fund

Class A-MFSCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 3.82%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.82%	0.37%	1.55%
A with initial sales charge (4.25%)	(0.59)%	(0.50)%	1.11%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MSCA-ANN

MFS® South Carolina
Municipal Bond Fund

Class B-MBSCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$162	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 2.96%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.96%	(0.40)%	0.80%
B with CDSC (declining over six years from 4% to 0%)×	(1.04)%	(0.76)%	0.80%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MSCB-ANN

MFS® South Carolina
Municipal Bond Fund

Class I-MTSCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 4.02%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.02%	0.60%	1.81%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit
quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MSCI-ANN

MFS® South Carolina
Municipal Bond Fund

Class R6-MPOCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	0.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 4.10%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, leasing, and education sectors strengthened relative returns, most notably within AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.10%	0.67%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	239,482,607	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	220	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	966,673
Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Water & Sewer Utility Revenue	12.7%
Healthcare Revenue - Hospitals	12.5%
Single Family Housing - State	10.6%
State & Local Agencies	10.3%
Universities - Colleges	6.8%
General Obligations - Schools	5.1%
Multi-Family Housing Revenue	5.1%
Utilities - Other	4.5%
Utilities - Municipal Owned	4.3%
Airport Revenue	3.7%
Other Industries	20.5%
Composition including fixed income credit
quality
AAA	12.1%
AA	36.5%
A	30.7%
BBB	7.5%
BB	2.0%
B	0.1%
Not Rated	7.2%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MSCR6-ANN

MFS® Virginia
Municipal Bond Fund

Class A-MSVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$84	0.83%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 3.42%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.42%	0.36%	1.65%
A with initial sales charge (4.25%)	(0.97)%	(0.50)%	1.21%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MVAA-ANN

MFS® Virginia
Municipal Bond Fund

Class B-MBVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 2.66%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.66%	(0.38)%	0.89%
B with CDSC (declining over six years from 4% to 0%)×	(1.34)%	(0.74)%	0.89%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MVAB-ANN

MFS® Virginia
Municipal Bond Fund

Class C-MVACX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class C shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 2.66%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.66%	(0.38)%	0.89%
C with CDSC (1% for 12 months)×	1.66%	(0.38)%	0.89%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MVAC-ANN

MFS® Virginia
Municipal Bond Fund

Class I-MIVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 3.69%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.69%	0.61%	1.91%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit
quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MVAI-ANN

MFS® Virginia
Municipal Bond Fund

Class R6-MPVOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 3.89%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
    The combination of security selection and a greater exposure to the housing sector strengthened relative returns, most notably within AAA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.89%	0.72%	1.99%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	345,095,722	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	230	Average Effective Duration (yrs):	8.4
Total Management Fee ($)#:	1,519,081
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Healthcare Revenue - Hospitals	14.1%
Multi-Family Housing Revenue	13.9%
Water & Sewer Utility Revenue	9.0%
State & Local Agencies	8.8%
General Obligations - General Purpose	8.2%
Toll Roads	6.8%
Universities - Colleges	6.2%
Sales & Excise Tax Revenue	6.0%
Utilities - Other	3.5%
Healthcare Revenue - Long Term Care	3.5%
Other Industries	17.9%
Composition including fixed income credit quality
AAA	12.7%
AA	49.5%
A	17.2%
BBB	11.1%
BB	1.2%
B	0.4%
CCC	0.5%
Not Rated	5.3%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MVAR6-ANN

MFS® West Virginia
Municipal Bond Fund
Class A-MFWVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$89	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class A shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 3.77%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.77%	0.64%	1.69%
A with initial sales charge (4.25%)	(0.64)%	(0.23)%	1.25%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit
quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWVA-ANN

MFS® West Virginia
Municipal Bond Fund
Class B-MBWVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$164	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class B shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 3.00%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.00%	(0.11)%	0.92%
B with CDSC (declining over six years from 4% to 0%)×	(1.00)%	(0.47)%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit
quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWVB-ANN

MFS® West Virginia
Municipal Bond Fund
Class I-MWVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$63	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class I shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 4.10%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.10%	0.92%	1.95%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.16%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWVI-ANN

MFS® West Virginia
Municipal Bond Fund
Class R6-MPWVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2026, Class R6 shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 4.17%, at net asset value. This compares with a return of 4.29% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked in reaction to the conflict in the Middle East, as energy-driven inflationary fears appeared to have rattled bond investors. Similarly, US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose off intra-period lows, as uncertainty around the scope and duration of the war raised questions on the long-term growth outlook for global economies. In contrast, global credit spreads widened only marginally, reflecting ongoing strong demand and stable fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a generally supportive backdrop bookended by periods of elevated volatility that tempered performance. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. In early 2026, strong inflows were a key support to the municipal market, demonstrating resilience despite rising geopolitical risks and faltering returns in the final month of the period. Overall, the investment grade and high yield municipal markets delivered 4.3% and 2.4% returns, respectively. Across the curve, bonds with maturities around the 15-year key rate performed best while the shortest and longest maturity bonds lagged. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.77%, higher than the five-year average of 3.12%.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Security selection within the housing, special tax, and leasing sectors strengthened relative returns, most notably within AAA and AA-rated securities.
    The fund's longer duration stance enhanced relative performance as interest rates generally declined over the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Security selection within the health care sector was another area of relative underperformance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 3/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.17%	0.99%	2.03%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.29%	0.84%	2.15%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	83,788,269	Average Effective Maturity (yrs):	18.0
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.7
Total Management Fee ($)#:	375,449
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Healthcare Revenue - Hospitals	16.0%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	9.2%
Universities - Colleges	8.1%
General Obligations - General Purpose	8.1%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue - Other	5.1%
General Obligations - Schools	4.5%
Tax - Other	3.7%
Other Industries	10.0%
Composition including fixed income credit
quality
AAA	14.6%
AA	32.0%
A	31.3%
BBB	8.9%
BB	2.3%
B	0.1%
Not Rated	9.2%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended March 31, 2026 and 2025, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2026	2025
MFS Alabama Municipal Bond Fund	60,477	60,477
MFS Arkansas Municipal Bond Fund	60,477	60,477
MFS California Municipal Bond Fund	60,477	60,477
MFS Georgia Municipal Bond Fund	60,477	60,477
MFS Maryland Municipal Bond Fund	60,477	60,477
MFS Massachusetts Municipal Bond Fund	60,477	60,477
MFS Mississippi Municipal Bond Fund	60,477	60,477
MFS Municipal Income Fund	70,309	68,284
MFS Municipal Intermediate Fund	54,309	52,750
MFS New York Municipal Bond Fund	60,477	60,477
MFS North Carolina Municipal Bond Fund	60,477	60,477
MFS Pennsylvania Municipal Bond Fund	60,477	60,477
MFS South Carolina Municipal Bond Fund	60,477	60,477
MFS Virginia Municipal Bond Fund	60,477	60,477
MFS West Virginia Municipal Bond Fund	60,477	60,477
Total	910,819	907,235

For the fiscal years ended March 31, 2026 and 2025, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related		Tax Fees2		All Other Fees3
		Fees1
	2026	2025	2026	2025	2026	2025
To MFS Alabama Municipal Bond	0	0	0	0	0	0
Fund
To MFS Arkansas Municipal Bond	0	0	0	0	0	0
Fund
To MFS California Municipal Bond	0	0	0	0	0	0
Fund
To MFS Georgia Municipal Bond	0	0	0	0	0	0
Fund
To MFS Maryland Municipal Bond	0	0	0	0	0	0
Fund
To MFS Massachusetts Municipal	0	0	0	0	0	0
Bond Fund
To MFS Mississippi Municipal Bond	0	0	0	0	0	0
Fund
To MFS Municipal Income Fund	0	0	0	0	0	0

To MFS Municipal Intermediate	0	0	0	0	0	0
Fund
To MFS New York Municipal Bond	0	0	0	0	0	0
Fund
To MFS North Carolina Municipal	0	0	0	0	0	0
Bond Fund
To MFS Pennsylvania Municipal	0	0	0	0	0	0
Bond Fund
To MFS South Carolina Municipal	0	0	0	0	0	0
Bond Fund
To MFS Virginia Municipal Bond	0	0	0	0	0	0
Fund
To MFS West Virginia Municipal	0	0	0	0	0	0
Bond Fund
Total fees billed by Deloitte to	0	0	0	0	0	0
above Funds:

Fees billed by Deloitte:	Audit-Related		Tax Fees2		All Other Fees3
		Fees1
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Alabama Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Arkansas Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS California Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Georgia Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Maryland Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Massachusetts Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Mississippi Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Municipal Income Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Municipal Intermediate Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS New York Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS North Carolina Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Pennsylvania Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS South Carolina Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Virginia Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS West Virginia Municipal Bond
Fund*
Fees billed by Deloitte:	Aggregate fees for non-audit services
	2026	2025
To MFS Alabama Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS Arkansas Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS California Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS Georgia Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS Maryland Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS Massachusetts Municipal Bond Fund, MFS and	0	470,440
MFS Related Entities#
To MFS Mississippi Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS Municipal Income Fund, MFS and MFS Related	0	470,440
Entities#
To MFS Municipal Intermediate Fund, MFS and MFS	0	470,440
Related Entities#
To MFS New York Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS North Carolina Municipal Bond Fund, MFS and	0	470,440
MFS Related Entities#
To MFS Pennsylvania Municipal Bond Fund, MFS and	0	470,440
MFS Related Entities#
To MFS South Carolina Municipal Bond Fund, MFS and	0	470,440
MFS Related Entities#
To MFS Virginia Municipal Bond Fund, MFS and MFS	0	470,440
Related Entities#
To MFS West Virginia Municipal Bond Fund, MFS and	0	470,440
MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund
Portfolio of Investments
3/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$49,622
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	42,986
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	325,000	326,476
		$419,084
General Obligations - General Purpose – 16.3%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$826,335
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	769,176
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	149,339
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	255,000	262,992
Clanton, AL, General Obligation Warrants, AGM, 5%, 10/01/2042	550,000	590,069
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	115,194	125,764
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	31,477	31,419
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	57,199	56,356
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	24,283	23,446
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	33,016	30,554
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	121,336	104,127
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	29,398
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	754,690
Gadsden, AL, General Obligation Warrants, “A”, BAM, 5%, 10/01/2044	500,000	533,025
Gadsden, AL, General Obligation Warrants, “A”, BAM, 5%, 10/01/2045	500,000	528,346
Marshall County, AL, General Obligation Warrants, 5%, 11/01/2054	500,000	505,504
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2046	500,000	524,120
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	715,324
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2042	750,000	811,472
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	244,351
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,015,984
Ozark, AL, General Obligation Warrants, 2%, 5/01/2026	140,000	139,877
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	513,503
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	508,776
Prattville, AL, General Obligation Warrants, 4.85%, 2/01/2050	500,000	501,779
Prattville, AL, General Obligation Warrants, 5%, 2/01/2055	500,000	504,586
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	452,642
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	126,443
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	56,992
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	66,303
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	27,674
		$11,530,366
General Obligations - Schools – 5.5%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$203,707
Huntsville, AL, General Obligation Warrants, “A”, 5%, 9/01/2045	750,000	801,001
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	468,501
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	990,666
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	945,668
MSTAFS-ANN
1

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Walker County, AL, Board of Education, Special Tax School Warrants, AGM, 4.25%, 3/01/2054	$500,000	$450,252
		$3,859,795
Healthcare Revenue - Hospitals – 7.0%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$919,803
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	500,479
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	914,768
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2050 (u)	300,000	313,970
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2055 (u)	450,000	466,839
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,919
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	446,038
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	940,092
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	490,000	457,419
		$4,972,327
Healthcare Revenue - Long Term Care – 1.8%
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$240,362
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	992,057
		$1,232,419
Industrial Revenue - Other – 0.8%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 4.3%, 3/01/2056 (Put Date 3/01/2033)	$150,000	$145,449
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	500,000	448,098
		$593,547
Industrial Revenue - Paper – 0.7%
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$515,369
Miscellaneous Revenue - Other – 1.3%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$260,000	$260,007
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	274,388
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	180,000	163,688
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	200,000	194,342
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,181
		$927,606
Multi-Family Housing Revenue – 2.2%
Alabama Housing Finance Authority, Multi-Family (Cooper Green Homes Project), “B”, 4.45%, 8/01/2045	$1,000,000	$978,884
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	212,706	213,910
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	520,000	368,025
		$1,560,819
Port Revenue – 1.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,013,995
Sales & Excise Tax Revenue – 8.2%
Cherokee County, AL, Board of Education Special Tax School Warrants, 5%, 12/01/2048	$1,000,000	$1,010,068
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040	500,000	541,256
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	60,000	57,086
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	822,502
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	500,000	481,413
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	960,446
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	16,000	15,938
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	53,078
MSTAFS-ANN
2

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	$796,000	$756,715
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	139,942
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	57,159
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	370,243
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,594
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	205,306
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	237,000	182,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	38,542
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	73,000
		$5,768,390
Single Family Housing - State – 6.5%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$455,000	$490,720
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2056	730,000	793,879
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	720,000	716,170
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 5.05%, 10/01/2045	495,000	503,460
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	715,000	779,854
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	725,000	782,520
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	385,873
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	128,070
		$4,580,546
State & Local Agencies – 4.5%
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	$1,250,000	$1,194,980
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,270
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	690,958
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,053,082
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	40,000	46,630
		$3,195,920
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$70,053
Tax - Other – 7.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$45,000	$45,540
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	125,000	130,779
Cullman, AL, Board of Education Special Tax School Warrants, “A”, BAM, 4.25%, 3/01/2054	750,000	675,378
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,174
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,420
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	527,752
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	521,080
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	750,000	758,815
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	372,405
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	264,870
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	341,708
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	472,313
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	456,355
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	462,145
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	465,772
		$5,610,506
Tobacco – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$170,000	$155,341
Toll Roads – 0.7%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$200,645
MSTAFS-ANN
3

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	$290,000	$295,939
		$496,584
Transportation - Special Tax – 2.3%
Alabama Federal Aid Highway Finance Authority, Special Obligation Rev., “A”, 5%, 3/01/2045	$750,000	$800,203
Alabama Highway Authority, Special Obligation Rev., AGM, 5%, 9/01/2045	750,000	799,980
		$1,600,183
Universities - Colleges – 12.5%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$866,597
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	689,101
Alabama Community College System Board of Trustees Rev. (Coastal Alabama Community College), BAM, 5%, 10/01/2050	750,000	768,349
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	515,846
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	507,951
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,519,385
Homewood, AL, Educational Building Authority, Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	503,444
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	582,339
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	767,893
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	500,000	496,744
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	279,617
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	50,000	50,036
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	757,642
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	517,259
		$8,822,203
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$500,922
Utilities - Municipal Owned – 1.3%
Huntsville, AL, Electric Rev., Warrants, 5%, 12/01/2043	$750,000	$793,902
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	43,144
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,724
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	69,624
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,931
		$936,325
Utilities - Other – 4.9%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$425,000	$445,856
Black Belt Energy Gas District, AL, Gas Project Rev., “E”, 5%, 7/01/2033	400,000	418,116
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	310,000	327,038
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	433,700
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	1,011,087
Southeast Alabama Energy Authority (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	524,708
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	300,000	306,419
		$3,466,924
Water & Sewer Utility Revenue – 9.5%
Alabama Harvest-Monrovia Water, Sewer & Fire Protection Authority, Inc., Water & Sewer Rev., AGM, 4.5%, 4/01/2045	$750,000	$760,658
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	468,669
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	120,000	120,074
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	95,000	96,090
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,039,767
Limestone County, AL, Water & Sewer Authority Rev., 4.125%, 12/01/2049	750,000	674,478
MSTAFS-ANN
4

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	$1,000,000	$697,905
Montgomery, AL, Water Works & Sanitary Sewer Board Rev., 5%, 9/01/2045	500,000	532,597
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	903,186
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	763,310
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	700,000	441,000
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	200,000	204,104
		$6,701,838
Total Municipal Bonds (Identified Cost, $71,033,082)		$68,531,062
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $61,481)	$93,288	$32,068
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $69,110)	$121,245	$81,234
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $1,627,030)	1,626,941	$1,626,941
Other Assets, Less Liabilities – 0.6%		450,310
Net Assets – 100.0%		$70,721,615
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-ANN
5

Portfolio of Investments – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 0.6%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	$840,000	$833,541
General Obligations - General Purpose – 2.0%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$1,000,000	$1,001,341
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	350,014
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	520,000	536,297
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	63,265	69,070
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	59,992	59,882
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	111,025	109,388
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	46,282	44,687
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	62,925	58,232
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	216,442	185,744
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	77,204	56,029
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	126,443
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	120,384
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	119,165
		$2,836,676
General Obligations - Schools – 8.4%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$924,629
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	655,234
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	276,602
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	592,710
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	1,000,000	908,485
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	981,091
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,033,799
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	953,802
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.25%, 2/01/2053	1,000,000	911,258
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	565,949
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,980,368
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	662,527
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,276,641
		$11,723,095
Healthcare Revenue - Hospitals – 12.0%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$1,000,000	$1,001,025
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,001,626
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	764,513
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	1,997,638
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	630,465
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	832,155
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,905,305
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	857,434
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,645,253
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	501,558
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	25,838
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	916,356
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	18,359
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	705,661
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	300,000	300,077
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	936,576
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,831,903
		$16,871,742
Healthcare Revenue - Long Term Care – 0.4%
Fayetteville, AR, Public Facilities Board Retirement Facilities Rev. (Butterfield Trail Village Project), 5.25%, 12/01/2046	$500,000	$506,461
MSTAFS-ANN
6

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.5%
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	$750,000	$746,236
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$120,875
Miscellaneous Revenue - Other – 5.3%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,609,959
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	1,000,000	913,694
Fayetteville, AR, Hotel, Motel & Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,003,722
Jonesboro, AR, Capital Improvement Rev., AGM, 5.2%, 8/01/2055	500,000	505,549
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	375,010
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	558,754
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	400,000	388,684
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	60,311
		$7,415,683
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$418,755	$421,127
Sales & Excise Tax Revenue – 19.5%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$905,000	$910,273
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2047	2,250,000	2,113,140
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2049	750,000	716,791
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	1,010,589
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2040	750,000	755,006
Centerton, AR, Sales & Use Tax Improvement, AGM, 4%, 11/01/2044	1,500,000	1,439,093
Centerton, AR, Sales & Use Tax Improvement, AGM, 4.125%, 11/01/2049	1,000,000	949,986
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,624
Dardanelle, AR, Water & Sewer, Sales & Use Tax Refunding & Improvement Rev., BAM, 5.125%, 10/01/2055	1,000,000	1,008,708
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2032	350,000	335,171
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2033	370,000	350,322
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2034	380,000	357,942
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2036	400,000	370,050
Fort Smith, AR, Sales & Use Tax, AGM, 5.25%, 11/01/2055	1,000,000	1,032,221
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	110,000	104,657
Hope, AR, Sales & Use Tax, BAM, 4.5%, 6/01/2046	300,000	294,640
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	1,005,929
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	501,117
Magnolia, AR, Sales & Use Tax Improvement, “B”, BAM, 4.375%, 4/01/2050	650,000	634,551
Marion, AR, Sales & Use Tax Improvement, “B”, AGM, 5%, 11/01/2050	1,000,000	1,007,833
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,086,757
Mountain View, AK, Sales & Use Tax Rev., BAM, 3%, 11/01/2035	425,000	396,776
Osceola, AR, Sales & Use Tax Rev. Improvement, BAM, 4%, 6/01/2044	1,300,000	1,235,691
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,158,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	36,000	35,859
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	122,000	113,605
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,403,000	2,284,405
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	235,000	231,594
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	120,000	118,261
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	2,000	1,787
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	62,000	57,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	12,000	10,782
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	593,000	492,900
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	568,000	436,431
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	270,000	94,604
Searcy, AR, Sales & Use Tax, 4%, 11/01/2041	1,000,000	956,757
Searcy, AR, Sales & Use Tax, 4.125%, 11/01/2044	445,000	421,857
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,835,927
MSTAFS-ANN
7

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$180,000	$131,400
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	200,000	180,000
		$27,329,850
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$716,650
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	250,000	236,949
		$953,599
Single Family Housing - State – 7.8%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$690,000	$744,168
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2045	1,310,000	1,305,169
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2049	795,000	775,967
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.65%, 1/01/2054	975,000	941,663
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 5%, 7/01/2054	940,000	985,000
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 5%, 7/01/2050	1,000,000	1,005,016
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 5.5%, 1/01/2056	1,495,000	1,612,569
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, 4.45%, 7/01/2045	1,000,000	979,835
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, GNMA, 5%, 1/01/2055	1,455,000	1,533,609
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	825,000	826,870
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	270,918
		$10,980,784
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,875
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	143,997
		$148,872
Tax - Other – 3.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$95,000	$96,140
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	260,000	272,021
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,005,557
Searcy, AR, Hotel & Restaurant Gross Receipts Tax, BAM, 4.25%, 4/01/2045	500,000	483,648
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	652,290
		$4,509,656
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,985
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	12,000	12,168
		$27,153
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,371,897
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	463,991
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	154,885
MSTAFS-ANN
8

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$475,000	$383,014
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	325,000	296,976
		$3,670,763
Toll Roads – 1.3%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$858,622
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	401,289
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	590,000	602,083
		$1,861,994
Universities - Colleges – 11.9%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,502,573
Arkansas Technology University, Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	510,742
Arkansas Technology University, Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	483,873
Board of Trustees of the University of Arkansas, Student Fee Rev. (Community College at Morrilton), 5%, 5/01/2051	1,000,000	1,025,026
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,543,819
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,059,806
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,760,237
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,066,126
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	512,248
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,028,447
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	874,030
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	1,120,000	817,153
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	502,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	59,079
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	61,817
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	340,222
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	475,527
		$16,623,225
Utilities - Municipal Owned – 0.5%
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	$145,000	$96,244
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,930
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	625,000	547,706
		$658,880
Utilities - Other – 3.9%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$862,112
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,389,001
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	791,860
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,080,782
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	747,808
West Memphis, AR, Public Utility System Rev., BAM, 4.25%, 12/01/2049	700,000	634,423
		$5,505,986
Water & Sewer Utility Revenue – 16.8%
Arkansas Community Water System, Public Water Authority Rev., AGM, 5%, 10/01/2038	$205,000	$218,058
Arkansas Community Water System, Public Water Authority Rev., AGM, 5%, 10/01/2039	100,000	105,877
Arkansas Community Water System, Public Water Authority Rev., AGM, 5%, 10/01/2040	175,000	184,495
Arkansas Development Finance Authority, Revolving Loan Rev., 5%, 6/01/2045	1,000,000	1,066,734
Arkansas Development Finance Authority, Revolving Loan Rev., 5%, 6/01/2046	1,000,000	1,061,229
Arkansas Development Finance Authority, Revolving Loan Rev., 5%, 6/01/2050	1,310,000	1,362,750
Benton & Washington Counties, AR, Beaver Water District Rev., 4.875%, 4/15/2050	1,000,000	1,021,703
Benton & Washington Counties, AR, Beaver Water District Rev., 5%, 4/15/2055	1,000,000	1,021,888
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.125%, 10/01/2049	750,000	670,970
MSTAFS-ANN
9

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$429,311
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.25%, 10/01/2054	750,000	678,437
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4%, 5/01/2044	645,000	595,853
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.25%, 5/01/2049	1,620,000	1,452,190
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.375%, 5/01/2054	1,885,000	1,693,279
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	515,301
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2049	500,000	442,058
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2054	345,000	301,316
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	500,000	500,308
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	200,000	202,295
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,409,106
Hot Springs, AR, Waterworks & Construction Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	677,694
Hot Springs, AR, Waterworks & Construction Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	642,504
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,702,241
Malvern, AR, Water& Sewer Refunding & Construction Rev., BAM, 3.7%, 8/01/2043	750,000	686,272
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2045	1,000,000	974,328
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2046	1,000,000	958,439
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	550,993
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	676,963
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4.125%, 9/01/2049	2,000,000	1,819,460
		$23,622,052
Total Municipal Bonds (Identified Cost, $143,125,904)		$137,368,250
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $153,793)	$233,221	$80,170
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $131,715)	$231,080	$154,824
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $1,004,277)	1,004,278	$1,004,277
Other Assets, Less Liabilities – 1.2%		1,680,494
Net Assets – 100.0%		$140,288,015
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-ANN
10

Portfolio of Investments – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 10.2%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2049	$2,725,000	$2,829,108
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2054	3,250,000	3,339,694
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	3,000,000	2,784,556
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	2,190,000	2,190,732
Fresno, CA, Airport Rev., “A”, BAM, 4.25%, 7/01/2044	1,000,000	967,530
Fresno, CA, Airport Rev., “A”, BAM, 5%, 7/01/2053	1,000,000	999,252
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,425,000	1,485,599
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,541,164
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,140,881
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	483,296
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2048	4,115,000	4,264,779
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2050	4,000,000	4,167,433
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,720,382
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,460,673
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,968,529
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,349,293
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	2,840,000	2,852,901
Sacramento County, CA, Airport System Senior Rev., 5.25%, 7/01/2054	3,500,000	3,676,747
Sacramento County, CA, Airport System Senior Rev., “A”, 5.25%, 7/01/2055	2,000,000	2,043,791
Sacramento County, CA, Airport System Senior Rev., “C”, 5%, 7/01/2039	1,000,000	1,020,352
Sacramento County, CA, Airport System Subordinate Rev., “D”, AGM, 5.25%, 7/01/2055	2,000,000	2,049,760
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	664,911
San Diego County, CA, Regional Airport Authority Senior Rev., “A”, 5.25%, 7/01/2050	5,000,000	5,203,924
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,339,977
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,645,567
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.25%, 5/01/2049	1,000,000	1,038,965
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,170,144
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	4,000,000	4,221,791
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	4,000,000	4,000,098
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev., 5.25%, 5/01/2044	4,000,000	4,256,294
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,000,084
		$80,878,207
General Obligations - General Purpose – 2.1%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$1,008,041
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	497,583	543,242
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	219,601	219,199
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	383,721	378,063
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	169,415	163,575
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	230,339	213,160
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	765,550	656,971
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	205,096
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,297,020
State of California, Various Purpose General Obligation, 4%, 3/01/2036 (Prerefunded 3/01/2030)	45,000	47,443
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,155,000	2,212,924
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,165,660
State of California, Various Purpose General Obligation, 5.5%, 8/01/2054	1,500,000	1,617,581
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	463,624
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	429,196
		$16,620,795
General Obligations - Schools – 13.4%
Alameda, CA, Unified School District Rev. (Election of 2022), “B”, 4%, 8/01/2052	$2,000,000	$1,829,528
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	1,000,000	936,153
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2041	1,795,000	922,121
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2045	1,710,000	697,306
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2046	1,700,000	650,299
MSTAFS-ANN
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2047	$1,000,000	$359,102
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2048	2,900,000	986,402
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2049	3,500,000	1,129,211
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 2/01/2050	3,475,000	1,089,215
Antelope Valley, CA, Community College District, General Obligation Refunding Rev., 5%, 8/01/2042 (w)	1,000,000	1,071,991
Antelope Valley, CA, Community College District, General Obligation Refunding Rev., 5%, 8/01/2044 (w)	1,675,000	1,778,457
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,985,424
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,709,011
Fresno, CA, Clovis Unified School District (Election of 2020), General Obligation, “C”, 4%, 8/01/2048	5,000,000	4,709,697
Garden Grove, CA, Unified School District (Election of 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,864,170
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,793,256
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	359,372
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	935,601
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,416,571
Los Angeles County, CA, El Monte City School District, General Obligation Refunding, AGM, 5%, 8/01/2044 (w)	265,000	291,684
Los Angeles County, CA, El Monte City School District, General Obligation Refunding, AGM, 5%, 8/01/2046 (w)	475,000	513,761
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2047	1,000,000	348,785
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2048	750,000	247,978
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2049	1,000,000	314,652
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2050	1,000,000	297,909
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	818,902
Los Angeles County, CA, Pasadena Joint Unified School District (Election of 2020), General Obligation, “D”, 5.25%, 8/01/2050	3,000,000	3,222,226
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2047	1,000,000	358,613
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2048	2,000,000	678,395
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2049	1,500,000	481,300
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,384,612
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,473,471
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,283,859
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	132,523
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	76,848
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	394,740
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,344,616
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,075,566
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	3,083,502
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	7,361,357
Placer & Sacramento Counties, CA, Roseville Joint Union High School District, General Obligation Refunding (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2044 (w)	1,350,000	1,419,054
Placer & Sacramento Counties, CA, Roseville Joint Union High School District, General Obligation Refunding (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2045 (w)	1,575,000	1,636,989
Placer & Sacramento Counties, CA, Roseville Joint Union High School District, General Obligation Refunding (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2046 (w)	1,200,000	1,234,800
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	67,710
Riverside County, CA, Corona-Norco Unified School District (Election of 2014), General Obligation, “D”, 5%, 8/01/2049	2,500,000	2,626,709
Riverside County, CA, Palm Springs Unified School District (Election of 2016), General Obligation, “B”, 4%, 8/01/2049	3,000,000	2,862,496
San Bernardino & Riverside Counties, CA, Colton Joint Unified School District (Election of 2024), General Obligation, Capital Appreciation, “A”, BAM, 0%, 8/01/2044	750,000	326,148
San Bernardino & Riverside Counties, CA, Colton Joint Unified School District (Election of 2024), General Obligation, Taxable, Capital Appreciation, “A”, BAM, 0%, 8/01/2045	1,000,000	407,782
San Bernardino & Riverside Counties, CA, Colton Joint Unified School District (Election of 2024), General Obligation, Taxable, Capital Appreciation, “A”, BAM, 0%, 8/01/2046	1,000,000	382,529
MSTAFS-ANN
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
San Bernardino County, CA, Mountain View School District, School Facilities Improvement District No. 3, General Obligation, “A”, BAM, 5%, 8/01/2050	$850,000	$880,642
San Bernardino County, CA, Mountain View School District, School Facilities Improvement District No. 3, General Obligation, “A”, BAM, 5%, 8/01/2055	2,200,000	2,260,105
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,837,842
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,796,689
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,053,398
San Francisco, CA, City & County Community College District (Election of 2020), General Obligation, “B”, BAM, 5.25%, 6/15/2049	5,000,000	5,309,297
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,098,096
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2043	840,000	381,678
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2044	940,000	401,451
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2045	1,100,000	441,318
Santa Barbara County, CA, Community College District (Election of 2024), General Obligation, Capital Appreciation, “A”, 0%, 8/01/2046	750,000	276,139
Santa Barbara County, CA, Community College District (Election of 2024), General Obligation, Capital Appreciation, “A”, 0%, 8/01/2047	1,750,000	605,087
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	986,169
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,216,555
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,284,790
Stanislaus County, CA, CERES Unified School District (Election of 2024), General Obligation, “A”, BAM, 5%, 8/01/2050	4,000,000	4,169,338
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	992,266
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,015,425
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,964,899
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,697,492
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,034,138
		$106,075,217
Healthcare Revenue - Hospitals – 11.2%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,167,421
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,451,749
California Health Facilities Financing Authority Rev. (Commonspirit Health), “A”, 5%, 12/01/2054	5,655,000	5,774,298
California Health Facilities Financing Authority Rev. (El Camino Health), “A”, 5.25%, 2/01/2048	2,500,000	2,676,453
California Health Facilities Financing Authority Rev. (Stanford Health Care), “A”, 5.25%, 8/15/2054	2,500,000	2,657,857
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2054	3,000,000	2,983,654
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	181,377
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	751,309
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,285,153
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	856,032
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	426,870
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,009,330
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	989,926
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,442,689
California Municipal Finance Authority Rev. (Gracelight Community Health), “A”, 5.375%, 6/01/2056	1,500,000	1,489,634
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	2,500,000	2,523,807
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,104
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,078
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	85,036
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	402,306
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,468,192
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	3,994,617
California Municipal Finance Authority, COP (Southern Mono Healthcare), 5.25%, 6/01/2050	3,500,000	3,632,850
California Municipal Finance Authority, COP (Southern Mono Healthcare), 5.25%, 6/01/2055	7,690,000	7,897,031
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,486,727
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,821,876
California Statewide Communities Development Authority Rev. (Emanate Health), “A”, 4%, 4/01/2040	650,000	643,184
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,057,092
MSTAFS-ANN
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	$1,000,000	$999,081
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.25%, 12/01/2054	3,500,000	3,646,850
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	1,980,492
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,406,219
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	200,007
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,652,242
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,955,094
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,932,939
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,540,932
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,309
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	65,745
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	1,943,984
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	300,626
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	690,305
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	668,279
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,520,440
Upland, CA, San Antonio Regional Hospital, COP, 4%, 1/01/2042	1,000,000	904,431
Upland, CA, San Antonio Regional Hospital, COP, 5%, 1/01/2047	1,000,000	1,003,121
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	344,240
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	993,792
		$88,280,780
Healthcare Revenue - Long Term Care – 3.1%
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	$750,000	$774,346
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	1,000,000	1,021,343
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,263,831
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	2,014,706
California Municipal Finance Authority Refunding Rev. (HumanGood - California Obligated Group), “A”, 5.25%, 10/01/2044	1,505,000	1,566,324
California Municipal Finance Authority Refunding Rev. (HumanGood - California Obligated Group), “A”, 5.25%, 10/01/2045	1,120,000	1,158,225
California Municipal Finance Authority Rev. (PRS - California Obligated Group Projects), “A”, 5%, 4/01/2049	1,300,000	1,312,921
California Municipal Finance Authority Rev. (PRS - California Obligated Group Projects), “A”, 5%, 4/01/2054	1,540,000	1,541,458
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	778,573
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,155,136
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	486,950
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,835,576
California Statewide Communities Development Authority Rev. (Odd Fellows Home of California Project), “A”, CALHF, 5%, 4/01/2056 (w)	2,750,000	2,792,688
California Statewide Communities Development Authority, Insured Refunding Rev. (Moldaw Residences), 5%, 11/01/2049	2,000,000	2,044,065
California Statewide Communities Development Authority, Insured Refunding Rev. (Sequoia Living Projects), “A”, 5%, 7/01/2050	3,000,000	3,080,799
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	432,204
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	436,687
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	980,614
		$24,676,446
Human Services – 0.4%
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2049	$750,000	$755,247
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2054	2,000,000	2,000,779
		$2,756,026
Industrial Revenue - Environmental Services – 0.9%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	$4,000,000	$3,972,417
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,909,381
		$6,881,798
Miscellaneous Revenue - Other – 1.2%
Pasadena, CA, Public Financing Authority Lease Refunding Rev. (Rose Bowl Renovation Project), Capital Appreciation, 0%, 6/01/2048	$1,125,000	$386,583
MSTAFS-ANN
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	$1,510,000	$1,599,134
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,185,679
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	2,100,000	2,040,590
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	206,062
		$9,418,048
Multi-Family Housing Revenue – 14.4%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,799,090
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,600,000	2,407,899
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,014,595
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,944,657	1,958,201
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	803,086
California Housing Finance Agency, Limited Obligation Multi-Family Housing (Napa Creek Manor), “A”, FNMA, 4.25%, 5/01/2043	6,000,000	5,891,413
California Housing Finance Agency, Limited Obligation Multi-Family Housing Rev. (Wakeland Riverwalk), “R”, 4.95%, 8/01/2044	1,800,000	1,850,118
California Housing Finance Agency, Multi-Family Housing Rev. (All Hallows Apartments), “U”, FNMA, 4.1%, 9/01/2040	5,000,000	4,913,372
California Housing Finance Agency, Multi-Family Housing Rev. (Bayview Apartments), “W”, FNMA, 4%, 10/01/2039	3,550,000	3,524,924
California Housing Finance Agency, Multi-Family Housing Rev. (La Salle Apartments), “V”, FNMA, 4.1%, 9/01/2040	5,000,000	4,913,372
California Housing Finance Agency, Multi-Family Housing Rev. (Ocean View Garden Apartments), “J”, FNMA, 4.33%, 2/01/2042	3,000,000	2,924,024
California Housing Finance Agency, Multi-Family Housing Rev. (Playa Del Alameda Apartments), “Q”, FNMA, 4.25%, 8/01/2041	985,000	970,498
California Housing Finance Agency, Multi-Family Housing Rev. (Shoreview Apartments), “T”, FHLMC, 4.1%, 7/01/2040	5,000,000	4,911,350
California Housing Finance Agency, Multi-Family Housing Rev. (Sisal Apartments), “DD”, FNMA, 3.7%, 11/01/2037	5,000,000	4,960,470
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,796,944
California Municipal Finance Authority, Multi-Family Housing Rev. (Gibson Drive Apartments Project), “A”, 4.45%, 12/01/2042	4,000,000	3,992,081
California Municipal Finance Authority, Multi-Family Housing Rev. (Whitmer Manor Community Partners LP), “A”, FNMA, 4.875%, 11/01/2043	3,100,000	3,155,336
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 4.48%, 6/01/2044	5,000,000	5,004,730
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 5.28%, 9/01/2046	3,300,000	3,474,030
California Municipal Finance Authority, Municipal Certificates, “A-1”, 4.05%, 7/20/2041	2,000,000	1,907,398
California Municipal Finance Authority, Municipal Certificates, “A-2”, 4.05%, 7/20/2041	1,000,000	920,127
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,500,000	2,283,817
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,408,222
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,524,913
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,448,776
California Statewide Communities Development Authority, Multi-Family Housing Refunding Rev. (Siena Apartments), “A”, FNMA, 4.2%, 5/01/2036 (w)	2,500,000	2,508,498
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Vintage at Folsom), “E-1”, FNMA, 4%, 10/01/2042	3,650,000	3,428,323
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,520,000	1,536,029
Los Angeles, CA, Multi-Family Housing Authority Rev. (Clarendon Apartments), “A”, 4.5%, 12/01/2059	8,750,000	7,919,212
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,292,787	1,300,108
National Finance Authority, NH, Municipal Certificates, “A-CA”, 3.581%, 7/20/2039	4,944,643	4,745,309
National Finance Authority, NH, Municipal Certificates, “B-CA”, 3.581%, 7/20/2040	2,000,000	1,794,795
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	2,948,046	2,970,616
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 5/01/2040	2,470,000	2,438,671
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	212,000	205,954
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,615,000	1,537,033
San Francisco, CA, City & County Multi-Family Housing Rev. (Sunnydale Hope SF Block 9), “B-1”, FNMA, 5%, 2/01/2046	1,245,000	1,273,743
San Jose, CA, Multi-Family Housing Rev. (Arcade), “A-1”, FNMA, 5%, 9/01/2044	2,600,000	2,734,516
Santa Barbara County, CA, Housing Authority Rev. (Heritage Ridge Senior Apartments), 4%, 12/01/2038	1,500,000	1,460,697
Santa Barbara County, CA, Housing Authority Rev. (Heritage Ridge Special Needs Family Apartments), 4%, 12/01/2038	2,000,000	1,947,596
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	2,000,000	2,026,105
		$113,585,991
Parking – 0.2%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,540,559
Port Revenue – 1.0%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$8,195,000	$4,657,024
MSTAFS-ANN
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – continued
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$12,000,000	$2,922,952
		$7,579,976
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$390,000	$371,057
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	114,000	113,555
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	382,000	355,714
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	5,346,000	5,082,159
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	944,000	930,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	385,000	379,421
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	9,000	8,042
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,826,000	2,609,240
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	27,855
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,566,000	1,301,655
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,524,000	1,170,987
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	780,000	569,400
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	555,000	499,500
		$13,418,904
Secondary Schools – 4.1%
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2054	$700,000	$659,003
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2064	1,350,000	1,240,391
California Enterprise Development Authority, Lease Rev. (Riverside County - Mead Valley Wellness Village Project), “A”, 5.5%, 11/01/2059	3,375,000	3,615,031
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	990,572
California Infrastructure & Economic Development Bank Rev. (Social Bonds), “B”, 5%, 11/01/2059	1,000,000	998,476
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	442,141
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,731,569
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	972,885
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	738,154
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.5%, 5/01/2044	350,000	355,089
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.75%, 5/01/2054	435,000	435,198
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.875%, 5/01/2059	390,000	391,901
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	940,000	939,326
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041 (n)	450,000	447,473
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools - Obligated Group), “A”, 5%, 7/01/2045	1,700,000	1,700,244
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools - Obligated Group), “A”, 5%, 7/01/2055	1,845,000	1,732,135
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	513,628
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	564,252
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	527,413
California School Finance Authority, Charter School Rev. (Alliance for College - Ready Public Schools Projects), 5%, 7/01/2049	1,000,000	1,001,115
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	402,668
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	526,610
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	932,381
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	1,000,000	600,000
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	700,000	707,889
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	1,983,654
California School Finance Authority, School Facility Rev. (Alliance for College - Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,217,503
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2054	525,000	482,137
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2064	1,000,000	905,548
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	880,247
MSTAFS-ANN
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	$870,000	$848,229
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	508,975
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	728,026
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,017,340
		$32,737,203
Single Family Housing - State – 0.1%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$725,000	$761,026
State & Local Agencies – 5.2%
California State Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 9/01/2049 (w)	$2,000,000	$2,102,094
California State Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 9/01/2050 (w)	1,250,000	1,309,383
Garden Grove, CA, Public Financing Authority Rev., “A”, BAM, 4%, 4/01/2054	4,000,000	3,575,422
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	3,933,808
Inglewood, CA, Joint Powers Authority Lease Rev. (Inglewood Main Library Renovation & Seismic Retrofit Project), BAM, 5.25%, 8/01/2050	6,000,000	6,330,975
Kerman, CA, Public Financing Authority Lease Rev., BAM, 5%, 10/01/2050	1,450,000	1,518,565
Kerman, CA, Public Financing Authority Lease Rev., BAM, 5%, 10/01/2055	4,000,000	4,151,228
Los Angeles County, CA, Public Works Financing Authority Rev., “H”, 5.5%, 12/01/2053	2,000,000	2,152,105
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,779,933
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	766,357
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	982,640
Ontario, CA, Public Financing Authority Lease Rev., “A”, 4.5%, 11/01/2055	1,000,000	966,763
San Bernardino, CA, Unified School District Certificates of Participation, AGM, 4.375%, 10/01/2043	2,000,000	2,055,159
San Bernardino, CA, Unified School District Certificates of Participation, AGM, 4.5%, 10/01/2045	2,000,000	2,041,388
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,749,265
		$41,415,085
Tax - Other – 1.8%
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	$625,000	$654,268
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	1,924,140
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	2,195,000	2,223,395
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	340,000	344,081
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	735,000	768,983
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	515,594
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	170,987
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	502,470
Irvine, CA, Financial Authority, Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,544,154
Rancho Cordova, CA, Improvement Area No. 1, Preserve Community Facilities District No. 2025-1, Special Tax, 5%, 9/01/2046	340,000	345,156
Rancho Cordova, CA, Improvement Area No. 1, Preserve Community Facilities District No. 2025-1, Special Tax, 5%, 9/01/2051	650,000	643,325
Rancho Cordova, CA, Improvement Area No. 1, Preserve Community Facilities District No. 2025-1, Special Tax, 5%, 9/01/2055	650,000	635,276
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2041	275,000	284,714
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2046	325,000	330,175
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2051	600,000	596,383
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2055	550,000	544,119
		$14,027,220
Tax Assessment – 4.9%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$942,847
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,016,915
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	414,604
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,881,931
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	470,000	471,137
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	470,000	464,002
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C-2”, 5%, 9/02/2046	860,000	878,997
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C-2”, 5%, 9/02/2051	2,100,000	2,129,682
Golden Valley, CA, Unified School District Finance Authority Rev., “A”, AGM, 5%, 9/01/2056	1,675,000	1,746,142
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,013,707
Irvine, CA, Community Facilities District Special Tax (Irvine Great Park Improvement Area), AGM, 5%, 9/01/2050	5,000,000	5,226,065
MSTAFS-ANN
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Lake Elsinore, CA, Community Facilities District Special Tax (Alberhill Ranch), 5%, 9/01/2050	$1,000,000	$998,753
Lake Elsinore, CA, Community Facilities District Special Tax (Alberhill Ranch), 5%, 9/01/2055	1,000,000	986,297
Lincoln, CA, Community Facilities District Special Tax (Joiner Ranch East), 5%, 9/01/2050	550,000	537,942
Lincoln, CA, Community Facilities District Special Tax (Joiner Ranch East), 5%, 9/01/2055	760,000	727,264
Mountain House, CA, Special Tax Community Facilities District No. 2024-1 (Public Facilities and Services), 5%, 9/01/2055	2,000,000	1,934,114
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	565,000	565,882
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	640,000	659,852
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,015,088
River Islands, CA, Public Finance Authority, Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	3,145,000	3,003,593
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,007,495
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,538,979
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	35,000	35,110
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,328,489
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	750,492
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,669,873
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,385,520
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,101,414
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	797,000
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	931,339
Transbay Joint Powers Authority, CA, Tax Allocation (Green Bonds), “B”, 5%, 10/01/2034	300,000	308,546
Transbay Joint Powers Authority, CA, Tax Allocation (Green Bonds), “B”, 5%, 10/01/2038	275,000	278,919
		$38,747,990
Tobacco – 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$855,000	$689,425
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	4,750,000	959,455
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,058,399
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	135,000	130,991
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	215,000	210,054
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	1,913,928
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	3,914,511
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,055,000	964,031
		$11,840,794
Toll Roads – 0.1%
Bay Area, CA, Toll Authority Bridge Rev., “F-1”, 5%, 4/01/2053	$500,000	$520,866
Universities - Colleges – 3.5%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,104,068
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	913,469
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	429,867
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,278,429
California Educational Facilities Authority Rev. (Santa Clara University), “A”, 5%, 4/01/2045	500,000	535,651
California Educational Facilities Authority Rev. (The Master's University), 5%, 8/01/2050	2,000,000	1,852,149
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,000,579
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,000,495
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	500,209
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,017,497
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.125%, 11/01/2040	1,350,000	1,403,202
MSTAFS-ANN
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.375%, 11/01/2045	$775,000	$793,688
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.625%, 11/01/2054	500,000	505,083
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,010,086
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,318,554
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	375,639
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	1,661,814
California Municipal Finance Authority, Academic Facilities Rev. (CoreLink-Scripps Holdings LLC - Scripps College Project), “A”, 5.5%, 7/01/2060	1,000,000	1,053,876
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	375,000	395,544
California State University Systemwide Rev., “A”, 5%, 11/01/2047	4,000,000	4,276,758
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,439,569
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	144,654
		$28,010,880
Universities - Dormitories – 1.8%
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2039	$650,000	$683,699
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2045	1,000,000	1,012,390
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	825,290
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	443,542
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	225,150
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,672,400
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	384,898
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	480,439
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,380,786
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,768,812
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,881,083
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,564,137
		$14,322,626
Utilities - Cogeneration – 0.3%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,021,939
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,632,003
		$2,653,942
Utilities - Municipal Owned – 1.1%
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2053	$1,000,000	$1,027,560
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2055	2,000,000	2,051,284
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	600,000	398,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	302,006
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,745
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,614,199
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,338,726
		$8,786,770
Utilities - Other – 9.1%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,201,448
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,869,212
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,232,771
MSTAFS-ANN
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “A-1”, 5%, 4/01/2056 (Put Date 2/01/2036)	$3,000,000	$3,171,299
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	3,000,000	3,115,471
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	3,000,000	3,229,041
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	4,000,000	4,290,379
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,289,029
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	9,000,000	9,338,921
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	4,000,000	4,284,095
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 2/01/2055 (Put Date 9/01/2032)	2,000,000	2,116,882
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	7,500,000	8,035,753
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	2,955,000	3,213,717
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	5,000,000	5,409,991
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,070,065
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	3,000,000	3,228,222
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,028,257
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,741,682
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,615,789
		$71,482,024
Water & Sewer Utility Revenue – 3.6%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,012,452
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,109,102
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,040,208
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,080,416
El Dorado, CA, Irrigation District Rev., COP, “A”, 4%, 3/01/2050	3,500,000	3,192,113
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	720,000	728,263
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2050	2,005,000	2,115,711
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2054	1,350,000	1,412,539
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,310,651
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,372,732
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,058,982
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,592,011
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,208,300
Windsor, CA, Joint Powers Financial Authority, Wastewater Rev. (Green Bonds), AGM, 5%, 11/01/2051	3,500,000	3,657,145
Windsor, CA, Joint Powers Financial Authority, Wastewater Rev. (Green Bonds), AGM, 5%, 11/01/2056	1,750,000	1,772,086
		$28,662,711
Total Municipal Bonds (Identified Cost, $783,047,198)		$765,681,884
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $584,341)	$886,241	$304,645
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $482,145)	$845,868	$566,731
MSTAFS-ANN
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $33,265,426)	33,263,493	$33,263,493
Other Assets, Less Liabilities – (1.2)%		(9,445,927)
Net Assets – 100.0%		$790,370,826
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-ANN
21

Portfolio of Investments – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.0%
Airport Revenue – 3.3%
Atlanta, GA, Airport General Rev., “B”, 5.25%, 7/01/2049	$1,000,000	$1,040,287
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,000,908
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	499,626
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,017,841
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	500,000	502,271
		$4,060,933
General Obligations - General Purpose – 4.1%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$205,342
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	720,577
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	150,816	164,655
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	46,290	46,205
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	85,068	83,814
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	35,711	34,480
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	48,553	44,932
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	171,495	147,172
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	43,233
Dacula, GA, Urban Redevelopment Agency Rev. (Georgia Project), AGM, 4.125%, 2/01/2050	1,000,000	926,261
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	475,467
Senoia, GA, Building and Facilities Authority Rev., 4%, 12/01/2046	1,000,000	956,765
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	189,664
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	88,078
Washington County, GA, Hospital Authority Rev., Anticipation Certificates (Medical Center Project), 4%, 2/01/2044	1,000,000	959,468
		$5,086,113
General Obligations - Schools – 3.7%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$370,000	$295,576
Commerce, GA, City School District, General Obligation, 6%, 8/01/2047	500,000	563,622
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	697,129
Miller County, GA, School District, General Obligation, 5%, 2/01/2044	340,000	364,554
Miller County, GA, School District, General Obligation, 5%, 2/01/2045	250,000	265,634
Miller County, GA, School District, General Obligation, 5%, 2/01/2046	250,000	263,570
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,066,619
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,059,899
		$4,576,603
Healthcare Revenue - Hospitals – 12.0%
Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Health System), “A”, 5%, 9/01/2044	$1,000,000	$1,035,818
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	210,000	190,356
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center, Inc. Project), 5%, 7/01/2055	750,000	758,193
Cedartown, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	503,119
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	21,532
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,067,382
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,027,858
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), 4%, 8/15/2048	250,000	219,946
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, 5%, 8/15/2041	850,000	893,044
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, FNMA, 5%, 8/15/2042	450,000	470,102
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	15,172
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	400,000	388,576
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	879,145
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,016,945
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	757,669
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2028	400,000	400,378
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,007,624
MSTAFS-ANN
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	$750,000	$773,477
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	500,000	441,635
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	720,000	672,127
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,000,226
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	928,776
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	468,937
		$14,938,037
Healthcare Revenue - Long Term Care – 0.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$500,109
Hall County and Gainesville, GA, Development Authority, Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	504,356
		$1,004,465
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$130,000	$92,434
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$143,748
Miscellaneous Revenue - Other – 6.8%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$275,000	$248,261
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	500,000	508,622
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 4%, 1/01/2054	1,250,000	1,028,773
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	1,000,000	920,763
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), “A”, 4.625%, 5/01/2043	1,000,000	1,025,706
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	500,585
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	673,599
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	990,935
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	280,000	280,008
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	175,000	175,114
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	500,000	483,528
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	250,000	247,123
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Third Tier HMT Pledge), “C”, AGM, 5%, 6/01/2058	1,000,000	1,002,029
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	325,000	315,806
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	45,000	45,233
		$8,446,085
Multi-Family Housing Revenue – 7.3%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Connell Commons), “A”, 4.75%, 5/01/2043	$1,100,000	$1,113,082
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,038,786
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	1,000,000	987,858
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	988,348
DeKalb County, GA, Housing Authority, Affordable Multi-Family Senior Rev. (Kensington Station Project), “A”, 4%, 12/01/2033	1,000,000	1,006,147
Douglas County, GA, Housing Authority, Multi-Family Rev. (Durelee Lane Senior Residences), “A”, FNMA, 5.1%, 2/01/2044	1,000,000	1,043,958
Griffin, GA, Housing Authority, Multi-Family Housing Rev. (Parc at Rosenwald), “A”, FNMA, 5.15%, 9/01/2044	1,000,000	1,054,314
Lawrenceville, GA, Housing Finance Authority, Multi-Family Rev. (Applewood Towers Project), “A”, 4.375%, 10/01/2042	985,000	978,038
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	313,510	315,286
Savannah, GA, Housing Authority, Multi-Family (Pines at Garden City Project), FNMA, 4.75%, 3/01/2042	495,000	508,941
		$9,034,758
Port Revenue – 2.2%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$941,473
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	917,733
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	851,464
		$2,710,670
MSTAFS-ANN
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 4.3%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$90,000	$85,629
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5.25%, 7/01/2050	1,000,000	1,059,827
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5%, 7/01/2039	1,000,000	1,094,014
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “E-1”, 3%, 7/01/2040	1,000,000	854,853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	24,000	23,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	82,000	76,358
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	627,000	596,056
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	196,000	193,160
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	81,797
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	578,000	533,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	326,000	270,970
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	316,000	242,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	145,000	50,806
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	245,000	178,850
		$5,348,086
Secondary Schools – 0.6%
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2055	$500,000	$457,179
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	213,084
		$670,263
Single Family Housing - State – 7.1%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.15%, 12/01/2038	$1,000,000	$1,000,159
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.85%, 12/01/2041	1,465,000	1,395,477
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	1,000,000	898,280
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	405,000	364,337
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.6%, 12/01/2049	1,000,000	976,585
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.7%, 12/01/2054	1,000,000	977,638
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B”, 4.875%, 12/01/2038	685,000	704,203
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 5.05%, 12/01/2045	1,000,000	1,017,194
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.55%, 12/01/2049	750,000	729,570
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	595,000	596,349
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	195,000	192,106
		$8,851,898
State & Local Agencies – 3.3%
Fayette County, GA, Development Authority Rev. (United States Soccer Federation, Inc. Project), 5.25%, 10/01/2054	$1,000,000	$1,003,589
Georgia Municipal Association, Inc. (City of Fairburn Project), 4%, 1/01/2055	1,000,000	873,067
Knightdale, NC, Limited Obligation, 4%, 3/01/2043	650,000	634,848
Knightdale, NC, Limited Obligation, 4%, 3/01/2045	550,000	529,610
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054	1,000,000	1,017,395
		$4,058,509
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,875
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	130,000	101,187
		$106,062
Tax - Other – 3.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$435,000	$440,627
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	70,000	70,840
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	185,000	193,554
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	1,000,000	1,076,620
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	35,000	35,203
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	100,000	100,494
MSTAFS-ANN
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Jefferson, GA, Public Building Authority Rev. (School District Project), 5%, 2/01/2050	$1,000,000	$1,036,998
Savannah, GA, Economic Development Authority Rev. (Forsyth Park Parking Project), “A”, 5%, 8/01/2054	1,000,000	1,031,550
		$3,985,886
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$10,000	$9,990
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,126
		$19,116
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$355,000	$286,252
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	240,000	219,306
		$505,558
Toll Roads – 0.6%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$300,967
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	450,000	459,216
		$760,183
Universities - Colleges – 11.5%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$496,621
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	788,272
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	559,785
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	939,531
Cobb County, GA, Development Authority Lease Rev. (KSU Summit II Student Housing Project), 4.625%, 7/15/2056	1,000,000	959,551
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,015,537
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	448,705
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,011,312
Fulton County, GA, Development Authority Rev. (Spelman College), 5.25%, 6/01/2051 (w)	1,000,000	1,034,397
Georgia Higher Education Facilities Authority Rev. (USG Real Estate Foundation XIV, LLC Project), “B”, 5%, 1/01/2045	495,000	518,857
Georgia Higher Education Facilities Authority Rev. (USG Real Estate Foundation XIV, LLC Project), “B”, 5%, 1/01/2046	505,000	525,265
Georgia Private Colleges & Universities Authority Rev. (Emory University), “A”, 5.25%, 9/01/2045	750,000	814,602
Georgia Private Colleges & Universities Authority Rev. (Emory University), “A”, 4%, 10/01/2046	750,000	681,669
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	350,119
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,025,410
Gwinnett County, GA, Development Authority Rev. (Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,013,229
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	405,242
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	878,188
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	60,000	60,043
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	40,000	40,052
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,000,000	740,761
		$14,307,148
Universities - Dormitories – 0.3%
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	$390,000	$390,180
Utilities - Municipal Owned – 7.8%
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	$500,000	$500,849
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	500,367
Georgia Municipal Electric Authority (Georgia Project), “A”, BAM, 5.25%, 1/01/2054	1,000,000	1,028,941
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, 4.5%, 7/01/2063	1,000,000	913,984
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2048	1,000,000	1,022,888
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2055	1,000,000	1,010,818
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2039	750,000	769,388
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2037	1,000,000	1,062,730
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2038	125,000	129,376
MSTAFS-ANN
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	$1,000,000	$1,007,489
Griffin, GA, Combined Public Utility Rev., BAM, 5%, 1/01/2051	1,000,000	1,029,280
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	132,750
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	490,000	490,076
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	70,000	70,611
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,954
		$9,679,501
Utilities - Other – 4.1%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$585,000	$618,816
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	500,000	534,711
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2055 (Put Date 12/01/2035)	1,000,000	1,049,790
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	788,501
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	520,000	524,786
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	820,000	844,871
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	768,914
		$5,130,389
Water & Sewer Utility Revenue – 12.3%
Atlanta, GA, Water & Wastewater Refunding Rev., BAM, 4%, 11/01/2043	$1,000,000	$976,065
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	498,668
Cartersville, GA, Water & Sewer Rev., 5%, 6/01/2050	1,000,000	1,042,098
Cartersville, GA, Water & Sewer Rev., 5%, 6/01/2051	1,000,000	1,038,501
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	909,724
Columbus, GA, Water & Sewer Rev., 5%, 5/01/2051 (w)	1,000,000	1,035,971
Coweta County, GA, Water & Sewerage Authority Rev., 5%, 6/01/2054	1,000,000	1,027,135
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,022,789
DeKalb County, GA, Water & Sewer Rev. (Second Resolution), “A”, 5%, 10/01/2055	700,000	719,923
Gainesville, GA, Water & Sewer Rev., 5%, 11/15/2046	400,000	423,879
Georgia Upper Oconee Basin Water Authority Rev., 5%, 7/01/2049	1,000,000	1,038,109
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	125,000	125,077
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	155,000	156,779
Henry County, GA, Water Authority, Water & Sewer Rev., 4.25%, 2/01/2044	1,000,000	1,005,846
Macon, GA, Water Authority, Water & Sewer Rev., 5%, 10/01/2054	1,000,000	1,024,473
Spalding County, GA, Water & Sewer Facilities Authority Rev., 4.85%, 6/01/2056	690,000	685,340
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2045	500,000	528,126
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2047	1,000,000	1,039,600
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,022,681
		$15,320,784
Total Municipal Bonds (Identified Cost, $122,076,161)		$119,227,409
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $122,962)	$186,577	$64,136
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $101,632)	$178,303	$119,463
MSTAFS-ANN
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $5,757,501)	5,756,991	$5,756,991
Other Assets, Less Liabilities – (0.8)%		(946,410)
Net Assets – 100.0%		$124,221,589
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-ANN
27

Portfolio of Investments – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport Revenue – 2.3%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$63,155
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	55,881
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2049	1,000,000	1,032,955
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	1,000,000	1,023,701
Maryland Department of Transportation, Special Transportation Project Rev., “B”, AGM, 4%, 8/01/2051	505,000	431,350
Metropolitan Washington, D.C., Airport Authority System Rev., “D-2”, VRDN, 2.7%, 10/01/2039	340,000	340,000
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	655,000	649,963
		$3,597,005
General Obligations - General Purpose – 9.8%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	$1,315,000	$1,393,212
Anne Arundel County, MD, General Obligation, Consolidated Water & Sewer, 5%, 10/01/2053	1,500,000	1,562,597
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,457,851
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	210,009
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	487,840
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	45,031	47,546
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	121,739	132,910
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	41,476	41,400
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	75,390	74,278
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,997	30,894
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	43,504	40,259
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	150,243	128,934
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	38,736
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	842,696
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,424,097
Hyattsville, MD, General Obligation, 5%, 1/01/2049	1,000,000	961,274
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,230,218
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,107,251
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “E”, VRDN, 2.35%, 11/01/2037	1,900,000	1,900,000
Prince George's County, MD, General Obligation, Public Improvement, “A”, 5%, 8/01/2045	1,500,000	1,607,726
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	168,591
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	191,680
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	87,699
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	123,133
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	46,124
		$15,336,955
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$259,627
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	379,842
		$639,469
Healthcare Revenue - Hospitals – 16.4%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	$10,000	$9,180
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	470,441
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	775,885
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	759,511
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	869,856
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,094,372
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	939,207
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5.25%, 5/15/2055	1,500,000	1,561,890
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,475,000	1,406,792
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5.25%, 7/01/2054	750,000	772,700
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,155,000	1,288,038
MSTAFS-ANN
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health Issue), “A”, 5.25%, 8/15/2051	$1,500,000	$1,554,150
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	756,566
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	602,375
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), 5.25%, 7/01/2050	1,000,000	1,025,954
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), AGM, 5%, 7/01/2055	1,000,000	1,010,086
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,260,652
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	518,625
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5%, 7/01/2044	250,000	263,615
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5%, 7/01/2045	250,000	261,626
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,006,763
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	1,000,000	1,031,303
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,017,721
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,108,366
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	894,019
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, AGM, 4%, 4/15/2045	915,000	833,861
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 4%, 12/01/2044	415,000	390,277
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	1,240,000	1,240,317
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	500,000	441,635
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	630,000	585,958
		$25,751,741
Healthcare Revenue - Long Term Care – 2.1%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$910,327
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	447,541
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	501,198
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	500,503
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	346,025
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	608,909
		$3,314,503
Healthcare Revenue - Other – 0.1%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$200,000	$200,117
Miscellaneous Revenue - Other – 2.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	$85,000	$85,591
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	69,256
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,040,055
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	415,427
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	240,006
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	250,000	250,162
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	488,910
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	435,000	422,694
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,207
		$3,052,308
Multi-Family Housing Revenue – 11.1%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$500,248
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	520,824
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	760,477
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	445,565
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	433,287
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,391,972
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.1%, 4/01/2026	975,000	975,000
MSTAFS-ANN
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Multi-Family Development Rev. (Hopkins Village Apartments), “D”, 4.8%, 7/01/2042	$1,000,000	$1,024,100
Maryland Community Development Administration, Multi-Family Development Rev. (Laurens & Carey House), “A-1”, FNMA, 4.45%, 4/01/2044	820,000	813,975
Maryland Community Development Administration, Multi-Family Development Rev. (New Carrollton Senior Affordable-Phase 1, Green Bonds), “F-1”, FNMA, 4.85%, 6/01/2046	1,500,000	1,506,350
Maryland Community Development Administration, Multi-Family Development Rev. (Villages at Marley Station), “D-1”, FNMA, 4.35%, 2/01/2044	1,250,000	1,190,841
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	486,449
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	831,756
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,014,263
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.65%, 7/01/2051	750,000	742,212
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	974,106
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,076,667
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	514,684
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	273,441	274,989
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	685,000	484,802
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	500,000	506,526
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	1,000,000	1,012,077
		$17,481,170
Parking – 0.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,396,223
Port Revenue – 1.0%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$505,653
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	250,253
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	672,158
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	140,998
		$1,569,062
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$71,357
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	20,918
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	75,426
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,727,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	157,681
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	73,913
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	246,521
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	280,945
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	255,097
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	52,908
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	87,600
		$3,055,083
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	$250,000	$236,949
Single Family Housing - Local – 2.2%
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 5.75%, 7/01/2054	$905,000	$973,578
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.15%, 7/01/2045	500,000	512,114
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.3%, 7/01/2050	1,000,000	1,021,211
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “C”, VRDN, 2.42%, 1/01/2041	1,000,000	1,000,000
		$3,506,903
MSTAFS-ANN
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 6.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,097,910
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	500,000	501,133
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	805,000	862,766
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	217,675
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	605,000	594,684
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,020,047
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	710,000	757,582
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,009,531
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	830,000	900,815
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	965,000	1,076,506
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “G”, 4.55%, 9/01/2045	1,000,000	990,591
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	870,940
		$9,900,180
State & Local Agencies – 15.1%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$1,000,000	$895,937
Maryland Economic Development Corp., Lease Rev. (Maryland Department of Health Headquarters Project), “A”, 5%, 6/01/2048	2,000,000	2,066,417
Maryland Economic Development Corp., Lease Rev. (Reservoir Square Project), 5%, 7/01/2056	2,000,000	1,956,308
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	501,045
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,785,165
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	500,000	514,521
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	477,386
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,314,577
Maryland Stadium Authority, Built to Learn Rev., 5%, 6/01/2046	1,500,000	1,571,792
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	1,500,000	1,564,347
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,022,381
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,492,435
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,034,419
Metropolitan Washington, D.C., Transit Authority Second Lien Dedicated Rev., “A”, 5.25%, 7/15/2055	1,000,000	1,038,646
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	75,000	87,431
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	895,366
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,040,425
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,524,667
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds-Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,607,188
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	1,315,000	1,362,015
		$23,752,468
Student Loan Revenue – 0.3%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$89,512
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	345,000	340,023
		$429,535
Tax - Other – 2.2%
Anne Arundel County, MD, Special Taxing District Refunding Bonds (Villages at Two Rivers Project), AGM, 4.25%, 7/01/2044	$1,000,000	$971,286
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	90,000	91,080
MSTAFS-ANN
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	$225,000	$235,403
Maryland Economic Development Corp., Recreational Facilities Rev. (Southfields Sports Park Complex), 5%, 10/01/2050	500,000	498,655
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	806,061
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	462,144
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	439,746
		$3,504,375
Tax Assessment – 3.9%
Anne Arundel County, MD, Special Taxing District Refunding (Watershed at Laurel Project), AGM, 5%, 7/01/2040	$430,000	$459,895
Anne Arundel County, MD, Special Taxing District Refunding (Watershed at Laurel Project), AGM, 5%, 7/01/2044	425,000	443,604
Baltimore, MD, Mayor & City Council Special Obligation (City-Wide Affordable Housing Program), 5.25%, 6/01/2055	500,000	477,113
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	500,000	503,357
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	260,700
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	506,988
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	246,581
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	464,642
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	810,000	814,401
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “B”, 4%, 7/01/2040	150,000	145,345
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	252,770
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	777,231
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	278,697
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	407,327
		$6,038,651
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$410,000	$343,259
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	258,030
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	240,000	219,306
		$820,595
Toll Roads – 1.3%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$429,311
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	963,358
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	610,000	622,493
		$2,015,162
Transportation - Special Tax – 2.9%
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	$1,000,000	$1,080,306
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	482,998
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 4%, 11/15/2045	1,000,000	909,659
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	447,844
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	447,494
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,155,597
		$4,523,898
Universities - Colleges – 3.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$490,023
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2054	1,000,000	1,000,834
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	995,171
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2033	450,000	450,258
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	980,630
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	660,063
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	209,668
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2050	1,000,000	851,132
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	340,403
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,071
MSTAFS-ANN
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	$110,000	$95,951
		$6,129,204
Universities - Dormitories – 2.6%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Harper-Tubman Project), “A”, AGM, 5.75%, 7/01/2064	$1,000,000	$1,072,393
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	750,000	763,051
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	751,891
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	963,508
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	215,000	215,139
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,113
		$4,066,095
Utilities - Municipal Owned – 0.4%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$250,000	$165,937
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,954
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	486,363
		$662,254
Utilities - Other – 3.3%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$761,620
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,000,000	1,081,998
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	715,000	721,581
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	585,000	602,743
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	427,001
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	697,467
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	485,000	495,377
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	435,838
		$5,223,625
Water & Sewer Utility Revenue – 3.5%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$550,000	$551,151
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2049	1,545,000	1,392,087
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	105,000	105,065
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	130,000	131,492
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,868
Montgomery & Prince George's Counties, MD, Washington Suburban Sanitary District, Consolidated Public Improvement, 4.375%, 6/01/2049	1,500,000	1,461,898
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2049	1,000,000	940,380
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2053	1,000,000	923,093
		$5,556,034
Total Municipal Bonds (Identified Cost, $155,218,325)		$151,759,564
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $122,962)	$186,577	$64,136
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $91,063)	$159,759	$107,039
MSTAFS-ANN
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $5,135,171)	5,135,074	$5,135,074
Other Assets, Less Liabilities – (0.1)%		(123,480)
Net Assets – 100.0%		$156,942,333
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-ANN
34

Portfolio of Investments – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 5.2%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$239,086
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	214,928
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,066,810
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,832,906
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,019,396
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,600,172
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,502,974
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,053,707
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,065,727
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,675,000	1,682,609
		$21,278,315
General Obligations - General Purpose – 13.2%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$658,027
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,566,608
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “A”, 5%, 5/01/2053	2,130,000	2,183,231
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5.25%, 8/01/2028	2,225,000	2,366,750
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 4%, 5/01/2045	2,000,000	1,890,965
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,083,573
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2054	2,115,000	2,171,955
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 8/01/2053	2,930,000	3,013,826
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,061,399
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 8/01/2049	4,000,000	4,174,934
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 5%, 12/01/2047	1,000,000	1,054,230
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	343,525	375,048
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	143,685	143,422
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	282,284	278,122
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	110,848	107,027
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	150,711	139,471
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	516,737	443,447
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	134,194
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,177,792
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,209,559
Hingham, MA, General Obligation Municipal Purpose Loan, 4%, 2/01/2050	3,020,000	2,813,364
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,620,515
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,184,099
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,111,597
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,141,718
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,012,299
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,771,978
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	683,040
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	778,824
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	717,829
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	755,050
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	674,112
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	648,742
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	295,033
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	266,939
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	589,066
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	258,482
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	374,136
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	147,595
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,576,179
Wakefield, MA, General Obligation Purpose Loan, 5%, 8/15/2050	3,000,000	3,159,304
		$53,813,481
MSTAFS-ANN
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 2.2%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,014,543
Nashoba, MA, Regional School District, General Obligation Project Loan, “70B”, 4%, 6/15/2045	3,010,000	2,882,022
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,205,177
Tri-County, MA, Regional School District General Obligation Project Loan, “70B”, 4%, 6/01/2044	4,000,000	3,897,596
		$8,999,338
Healthcare Revenue - Hospitals – 17.5%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,485,530
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,707,526
Massachusetts Development Finance Agency Rev. (Atrius Health), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,559,638
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,000,988
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2052	2,000,000	1,922,977
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “A”, 5.5%, 8/15/2050	3,000,000	3,048,718
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,003,152
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,026,691
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,024,032
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2043	2,855,000	2,888,537
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2048	3,115,000	3,106,466
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2036	635,000	663,952
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2037	850,000	886,102
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2038	700,000	727,994
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,101,551
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,125,061
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,258,324
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,128,462
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	2,690,000	2,709,923
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	421,678
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,037,817
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “F”, 5%, 7/01/2047	2,300,000	2,389,720
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), 6%, 10/01/2049	2,000,000	2,138,788
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046	1,000,000	1,089,905
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,814,761
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,501,594
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,422,341
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,258,337
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,852,621
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,011,669
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,001,729
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,015,128
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,770,520
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,937,131
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,683,307
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,000,000	1,766,541
		$71,489,211
Healthcare Revenue - Long Term Care – 1.6%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,251,176
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	2,000,000	1,996,314
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	451,586
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	530,236
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	505,127
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	762,497
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,258,806
		$6,755,746
MSTAFS-ANN
36

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.5%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,031,950
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,031,508
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,022,557
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,217,162
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,057,705
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	950,026
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,491,673
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	1,140,000	1,107,749
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	140,725
		$10,051,055
Multi-Family Housing Revenue – 5.8%
Massachusetts Housing Finance Agency Rev., “B”, 4.125%, 12/01/2036	$3,000,000	$3,000,482
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,004,019
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	952,258
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,867,797
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,001,286
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	784,027
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	986,938
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,020,071
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,009,590
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,007,095
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,031,968
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	828,087
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,664,844
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,426,106
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	890,000	890,610
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,067,797	1,073,844
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	982,682	990,205
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	137,841
		$23,677,068
Sales & Excise Tax Revenue – 7.2%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$255,000	$242,614
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,010,501
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2047	3,000,000	3,220,527
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2055	4,000,000	4,197,146
Massachusetts Bay Transportation Authority, Senior Sales Tax, Capital Appreciation, “A”, 0%, 7/01/2030	1,465,000	1,283,916
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,156,830
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax (Social Bonds), “A”, 5%, 2/15/2050	4,000,000	4,139,378
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax, “A”, 5.25%, 2/15/2050	1,000,000	1,055,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	72,715
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	222,554
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,618,163
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	588,348
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	252,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	5,000	4,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	2,011,867
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	19,768
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	880,238
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,011,000	776,816
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	475,000	166,433
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	480,000	350,400
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	360,000	324,000
		$29,594,916
MSTAFS-ANN
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 1.9%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2056 (n)	$290,000	$237,301
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,000,331
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	920,738
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	500,424
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,015,813
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,002,558
Massachusetts Development Finance Agency Rev. (Middlesex School), 4.25%, 7/01/2054	1,350,000	1,215,067
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	230,598
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2033	1,790,000	1,790,289
		$7,913,119
Single Family Housing - State – 4.4%
Massachusetts Housing Finance Agency Rev. (Social Bonds), “B”, 4.8%, 12/01/2050	$3,000,000	$2,982,815
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	353,246
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	467,367
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	365,155
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	720,000	706,744
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,320,000	3,515,744
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	315,578
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,242,529
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,705,207
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	606,366
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	483,028
Massachusetts Housing Finance Agency, Single Family Housing Rev., “242”, GNMA, 4.75%, 12/01/2050	1,500,000	1,484,939
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,505,880
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	526,770
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	577,493
		$17,838,861
Student Loan Revenue – 4.6%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,486,696
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,393,851
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2031	1,000,000	1,057,604
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,105,000	1,715,783
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,450,000	1,537,296
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,250,000	1,907,791
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,190,051
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,000,000	1,304,661
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,402,952
Massachusetts Educational Financing Authority, Education Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,810,565
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,185,000	1,167,906
		$18,975,156
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,670,000	$1,691,604
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	270,000	273,241
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	710,000	742,827
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	120,696
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	371,828
		$3,200,196
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$20,000	$19,981
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,433
		$51,414
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,080,009
MSTAFS-ANN
38

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$505,000	$407,204
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	880,000	804,121
		$2,291,334
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., “B-1”, 5%, 1/01/2037	$1,000,000	$1,050,967
Transportation - Special Tax – 5.0%
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,859,263
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,051,318
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2053	4,000,000	4,128,929
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,112,573
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2048	5,000,000	5,246,705
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2049	2,000,000	2,092,182
		$20,490,970
Universities - Colleges – 17.8%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	$2,830,000	$2,064,771
Massachusetts Development Finance Agency Refunding Rev. (Boston College), “W”, 4.25%, 7/01/2055	3,850,000	3,580,581
Massachusetts Development Finance Agency Refunding Rev. (Boston University), “B-2”, 5%, 10/01/2048	2,000,000	2,092,929
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,136,653
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,770,169
Massachusetts Development Finance Agency Refunding Rev. (Emerson College), 5.25%, 1/01/2044	1,020,000	1,042,925
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	909,441
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	1,006,069
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,145,581
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “G”, 5.25%, 11/01/2051	3,500,000	3,613,759
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	980,069
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	852,403
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	627,916
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	341,463
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,848,928
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,504,157
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2055	1,250,000	1,259,869
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	866,055
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	725,527
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,721,193
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,004,412
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,901,135
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,113,681
Massachusetts Development Finance Agency Rev. (Harvard University), “A”, 4%, 2/15/2036 (w)	1,250,000	1,327,402
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	213,996
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	947,608
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,138,291
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	412,679
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,440,640
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,119,588
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,180,697
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	495,000	496,515
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	1,500,000	1,095,177
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	855,705
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,122,521
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2055	2,000,000	2,033,453
Massachusetts Development Finance Agency Rev. (Wellesley College), “N”, 5%, 7/01/2042	5,000,000	5,519,077
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,885,937
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,110,564
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,624,786
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	995,084
MSTAFS-ANN
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	$1,395,000	$1,403,306
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,795,483
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,047,101
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	215,000	215,156
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	73,848
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	85,592
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	470,307
		$72,720,199
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,300,000	$1,234,024
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	1,028,119
		$2,262,143
Utilities - Municipal Owned – 0.1%
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	$300,000	$199,125
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	388,626
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,838
		$622,589
Utilities - Other – 3.5%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,380,063
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	1,280,000	1,318,822
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,281,004
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,165,818
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,925,101
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,350,034
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	885,000	891,851
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,083,549
		$14,396,242
Water & Sewer Utility Revenue – 2.6%
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	$455,000	$460,222
Massachusetts Clean Water Trust, State Revolving Fund (Green Bonds), “26B”, 5%, 2/01/2043	1,000,000	1,096,156
Massachusetts Clean Water Trust, State Revolving Fund (Green Bonds), “27”, 5%, 2/01/2048	4,000,000	4,238,510
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,326,846
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,326,532
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	464,540
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	805,973
		$10,718,779
Total Municipal Bonds (Identified Cost, $410,228,981)		$398,191,099
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $369,067)	$559,732	$192,408
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $315,467)	$553,451	$370,812
MSTAFS-ANN
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $6,805,730)	6,805,463	$6,805,463
Other Assets, Less Liabilities – 0.8%		3,373,675
Net Assets – 100.0%		$408,933,457
Portfolio Footnotes:
(a)
Non-income producing security.
(d)
In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$1,626,941	$68,644,364
Arkansas Fund	1,004,277	137,603,244
California Fund	33,263,493	766,553,260
Georgia Fund	5,756,991	119,411,008
Maryland Fund	5,135,074	151,930,739
Massachusetts Fund	6,805,463	398,754,319
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$813,173	1.1%
Arkansas Fund	944,404	0.7%
California Fund	49,576,918	6.3%
Georgia Fund	2,401,645	1.9%
Maryland Fund	2,170,717	1.4%
Massachusetts Fund	3,494,068	0.9%
(u)
Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)
When-issued security.
MSTAFS-ANN
41

Portfolio of Investments – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
Arkansas Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$179,068	$180,000
% of Net assets			0.1%

California Fund
Restricted Securities	Acquisition Date	Cost	Value
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	$1,004,280	$600,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021–10/05/2021	499,013	499,500
Total Restricted Securities			$1,099,500
% of Net assets			0.1%

Massachusetts Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/5/2021	$323,567	$324,000
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements
MSTAFS-ANN
42

Financial Statements
Statements of Assets and Liabilities
At 3/31/26
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $71,163,673, $143,411,412, and $784,113,684, respectively)	$68,644,364	$137,603,244	$766,553,260
Investments in affiliated issuers, at value (identified cost, $1,627,030, $1,004,277, and $33,265,426, respectively)	1,626,941	1,004,277	33,263,493
Receivables for
Investments sold	60,000	50,351	—
Fund shares sold	13,245	105,194	1,963,785
Interest	894,525	1,794,928	9,067,067
Receivable from investment adviser	14,141	11,223	31,480
Other assets	317	470	1,488
Total assets	$71,253,533	$140,569,687	$810,880,573
Liabilities
Payables for
Distributions	$16,812	$20,536	$248,764
Interest expense and fees	3,539	—	23,668
Fund shares reacquired	42,203	146,660	1,360,045
When-issued investments purchased	—	—	16,630,232
Payable to the holders of the floating rate certificates	375,000	—	2,000,000
Payable to affiliates
Administrative services fee	111	162	638
Shareholder servicing costs	9,167	24,409	112,805
Distribution and service fees	658	585	2,890
Payable for independent Trustees' compensation	567	795	2,632
Payable for audit and tax fees	70,850	70,855	70,872
Accrued expenses and other liabilities	13,011	17,670	57,201
Total liabilities	$531,918	$281,672	$20,509,747
Net assets	$70,721,615	$140,288,015	$790,370,826
Net assets consist of
Paid-in capital	$79,114,166	$156,927,469	$840,625,878
Total distributable earnings (loss)	(8,392,551)	(16,639,454)	(50,255,052)
Net assets	$70,721,615	$140,288,015	$790,370,826
43

Statements of Assets and Liabilities – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$48,120,099	$107,090,871	$479,822,638
Class B	56,076	45,268	98,880
Class C	—	—	5,004,208
Class I	17,666,202	25,782,867	187,349,046
Class R6	4,879,238	7,369,009	118,096,054
Total net assets	$70,721,615	$140,288,015	$790,370,826
Shares of beneficial interest outstanding
Class A	5,160,584	11,957,774	87,772,136
Class B	6,011	5,048	18,079
Class C	—	—	912,450
Class I	1,988,029	2,899,936	21,055,582
Class R6	549,058	828,936	13,280,454
Total shares of beneficial interest outstanding	7,703,682	15,691,694	123,038,701
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.32	$8.96	$5.47
Offering price per share (100 / 95.75 x net asset value per share)	$9.73	$9.36	$5.71
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.33	$8.97	$5.47
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.48
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.89	$8.89	$8.90
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.89	$8.89	$8.89
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
44

Statements of Assets and Liabilities – continued

At 3/31/26	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $122,300,755, $155,432,350, and $410,913,515, respectively)	$119,411,008	$151,930,739	$398,754,319
Investments in affiliated issuers, at value (identified cost, $5,757,501, $5,135,171, and $6,805,730, respectively)	5,756,991	5,135,074	6,805,463
Cash	—	—	2
Receivables for
Investments sold	5,000	60,000	514,875
Fund shares sold	443,183	152,775	616,861
Interest	1,481,454	1,871,288	5,255,384
Receivable from investment adviser	9,310	22,312	17,709
Other assets	441	549	949
Total assets	$127,107,387	$159,172,737	$411,965,562
Liabilities
Payables for
Distributions	$32,429	$37,165	$146,089
Interest expense and fees	—	11,048	—
Fund shares reacquired	690,121	655,410	1,385,601
When-issued investments purchased	2,052,320	—	1,315,387
Payable to the holders of the floating rate certificates	—	1,410,000	—
Payable to affiliates
Administrative services fee	151	175	359
Shareholder servicing costs	16,360	22,920	81,304
Distribution and service fees	1,095	1,100	2,490
Payable for independent Trustees' compensation	711	823	1,601
Payable for audit and tax fees	70,853	70,853	70,864
Accrued expenses and other liabilities	21,758	20,910	28,410
Total liabilities	$2,885,798	$2,230,404	$3,032,105
Net assets	$124,221,589	$156,942,333	$408,933,457
Net assets consist of
Paid-in capital	$135,271,232	$167,288,816	$446,180,786
Total distributable earnings (loss)	(11,049,643)	(10,346,483)	(37,247,329)
Net assets	$124,221,589	$156,942,333	$408,933,457
45

Statements of Assets and Liabilities – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$79,836,165	$88,220,793	$183,943,502
Class B	44,647	142,615	30,478
Class I	27,814,520	51,103,963	212,471,595
Class R6	16,526,257	17,474,962	12,487,882
Total net assets	$124,221,589	$156,942,333	$408,933,457
Shares of beneficial interest outstanding
Class A	8,018,746	8,889,996	18,271,603
Class B	4,468	14,379	3,023
Class I	3,081,181	5,709,035	24,113,722
Class R6	1,829,676	1,951,617	1,416,396
Total shares of beneficial interest outstanding	12,934,071	16,565,027	43,804,744
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.96	$9.92	$10.07
Offering price per share (100 / 95.75 x net asset value per share)	$10.40	$10.36	$10.52
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.99	$9.92	$10.08
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.03	$8.95	$8.81
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.03	$8.95	$8.82
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
46

Financial Statements
Statements of Operations
Year ended 3/31/26
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$2,802,832	$5,832,787	$30,060,908
Dividends from affiliated issuers	58,156	92,152	620,287
Other	18	31	93
Total investment income	$2,861,006	$5,924,970	$30,681,288
Expenses
Management fee	$308,170	$635,051	$3,237,453
Distribution and service fees	120,686	274,394	1,194,734
Shareholder servicing costs	39,396	100,999	441,219
Administrative services fee	19,870	29,164	103,258
Independent Trustees' compensation	3,402	4,901	19,645
Custodian fee	18,506	28,234	89,897
Shareholder communications	11,427	12,968	18,829
Audit and tax fees	71,679	71,684	71,701
Legal fees	8,411	9,124	51,612
Registration fees	66,427	68,858	99,759
Interest expense and fees	5,476	—	64,759
Miscellaneous	31,504	32,993	38,277
Total expenses	$704,954	$1,268,370	$5,431,143
Fees paid indirectly	(15)	(21)	(164)
Reduction of expenses by investment adviser and distributor	(139,032)	(317,389)	(914,846)
Net expenses	$565,907	$950,960	$4,516,133
Net investment income (loss)	$2,295,099	$4,974,010	$26,165,155
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(223,630)	$(973,206)	$(1,890,000)
Affiliated issuers	(62)	(269)	(4,039)
Net realized gain (loss)	$(223,692)	$(973,475)	$(1,894,039)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$567,371	$1,549,761	$315,701
Affiliated issuers	(103)	(48)	(2,266)
Net unrealized gain (loss)	$567,268	$1,549,713	$313,435
Net realized and unrealized gain (loss)	$343,576	$576,238	$(1,580,604)
Change in net assets from operations	$2,638,675	$5,550,248	$24,584,551
See Notes to Financial Statements
47

Statements of Operations – continued

Year ended 3/31/26	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$4,493,390	$5,980,585	$15,713,350
Dividends from affiliated issuers	149,890	214,719	379,988
Other	25	27	59
Total investment income	$4,643,305	$6,195,331	$16,093,397
Expenses
Management fee	$504,345	$665,696	$1,769,618
Distribution and service fees	182,534	214,546	458,104
Shareholder servicing costs	66,176	99,479	329,926
Administrative services fee	25,467	30,049	61,450
Independent Trustees' compensation	4,240	7,018	12,040
Custodian fee	26,055	31,719	50,258
Shareholder communications	12,354	12,718	14,010
Audit and tax fees	71,681	71,681	71,692
Legal fees	9,877	21,442	38,451
Registration fees	69,535	73,344	71,449
Interest expense and fees	—	45,957	—
Miscellaneous	32,659	32,792	39,874
Total expenses	$1,004,923	$1,306,441	$2,916,872
Fees paid indirectly	(7)	(8)	(145)
Reduction of expenses by investment adviser and distributor	(103,095)	(198,987)	(221,499)
Net expenses	$901,821	$1,107,446	$2,695,228
Net investment income (loss)	$3,741,484	$5,087,885	$13,398,169
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(321,334)	$(136,308)	$(1,546,773)
Affiliated issuers	(951)	(554)	338
Net realized gain (loss)	$(322,285)	$(136,862)	$(1,546,435)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$692,760	$906,454	$2,465,989
Affiliated issuers	(510)	(250)	(434)
Net unrealized gain (loss)	$692,250	$906,204	$2,465,555
Net realized and unrealized gain (loss)	$369,965	$769,342	$919,120
Change in net assets from operations	$4,111,449	$5,857,227	$14,317,289
See Notes to Financial Statements
48

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/26	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$2,295,099	$4,974,010	$26,165,155
Net realized gain (loss)	(223,692)	(973,475)	(1,894,039)
Net unrealized gain (loss)	567,268	1,549,713	313,435
Change in net assets from operations	$2,638,675	$5,550,248	$24,584,551
Total distributions to shareholders	$(2,287,262)	$(4,959,807)	$(26,051,728)
Change in net assets from fund share transactions	$729,690	$(7,016,706)	$92,105,294
Total change in net assets	$1,081,103	$(6,426,265)	$90,638,117
Net assets
At beginning of period	69,640,512	146,714,280	699,732,709
At end of period	$70,721,615	$140,288,015	$790,370,826

Year ended 3/31/26	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$3,741,484	$5,087,885	$13,398,169
Net realized gain (loss)	(322,285)	(136,862)	(1,546,435)
Net unrealized gain (loss)	692,250	906,204	2,465,555
Change in net assets from operations	$4,111,449	$5,857,227	$14,317,289
Total distributions to shareholders	$(3,718,024)	$(4,986,887)	$(13,347,548)
Change in net assets from fund share transactions	$15,903,454	$19,895,789	$18,179,354
Total change in net assets	$16,296,879	$20,766,129	$19,149,095
Net assets
At beginning of period	107,924,710	136,176,204	389,784,362
At end of period	$124,221,589	$156,942,333	$408,933,457
See Notes to Financial Statements
49

Statements of Changes in Net Assets – continued

Year ended 3/31/25	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$2,226,542	$4,744,017	$22,313,938
Net realized gain (loss)	(274,358)	(750,778)	(1,815,219)
Net unrealized gain (loss)	(1,168,982)	(2,260,233)	(13,726,642)
Change in net assets from operations	$783,202	$1,733,006	$6,772,077
Total distributions to shareholders	$(2,204,829)	$(4,772,389)	$(22,315,370)
Change in net assets from fund share transactions	$3,787,690	$3,252,584	$127,637,010
Total change in net assets	$2,366,063	$213,201	$112,093,717
Net assets
At beginning of period	67,274,449	146,501,079	587,638,992
At end of period	$69,640,512	$146,714,280	$699,732,709

Year ended 3/31/25	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$3,293,091	$4,149,735	$11,853,186
Net realized gain (loss)	(517,175)	(84,563)	(952,107)
Net unrealized gain (loss)	(1,527,936)	(2,142,183)	(5,727,549)
Change in net assets from operations	$1,247,980	$1,922,989	$5,173,530
Total distributions to shareholders	$(3,287,842)	$(4,076,975)	$(11,892,308)
Change in net assets from fund share transactions	$2,700,733	$18,494,324	$42,281,288
Total change in net assets	$660,871	$16,340,338	$35,562,510
Net assets
At beginning of period	107,263,839	119,835,866	354,221,852
At end of period	$107,924,710	$136,176,204	$389,784,362
See Notes to Financial Statements
50

Financial Statements
Financial Highlights
MFS Alabama Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.27	$9.45	$9.41	$9.89	$10.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.27	$0.22	$0.16
Net realized and unrealized gain (loss)	0.05	(0.18)	0.05	(0.47)	(0.57)
Total from investment operations	$0.35	$0.11	$0.32	$(0.25)	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.28)	$(0.23)	$(0.16)
Net asset value, end of period (x)	$9.32	$9.27	$9.45	$9.41	$9.89
Total return (%) (r)(s)(t)(x)	3.87	1.12	3.50	(2.52)	(4.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	1.08	1.09	1.05	0.99
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	3.28	3.07	2.95	2.33	1.52
Portfolio turnover rate	14	24	24	30	10
Net assets at end of period (000 omitted)	$48,120	$49,180	$46,630	$46,256	$62,260
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.90	N/A	N/A	N/A	N/A

See Notes to Financial Statements
51

Financial Highlights − continued
MFS Alabama Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.27	$9.46	$9.41	$9.90	$10.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.22	$0.20	$0.15	$0.08
Net realized and unrealized gain (loss)	0.06	(0.19)	0.06	(0.48)	(0.57)
Total from investment operations	$0.29	$0.03	$0.26	$(0.33)	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$9.33	$9.27	$9.46	$9.41	$9.90
Total return (%) (r)(s)(t)(x)	3.21	0.27	2.84	(3.35)	(4.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	1.83	1.85	1.80	1.74
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.53	2.32	2.20	1.60	0.77
Portfolio turnover rate	14	24	24	30	10
Net assets at end of period (000 omitted)	$56	$54	$54	$59	$61
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.65	N/A	N/A	N/A	N/A

	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.83	$9.01	$8.97	$9.43	$9.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.28	$0.23	$0.18
Net realized and unrealized gain (loss)	0.06	(0.18)	0.05	(0.45)	(0.54)
Total from investment operations	$0.37	$0.12	$0.33	$(0.22)	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.29)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$8.89	$8.83	$9.01	$8.97	$9.43
Total return (%) (r)(s)(t)(x)	4.27	1.28	3.78	(2.31)	(3.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.83	0.84	0.80	0.74
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.52	3.32	3.20	2.57	1.77
Portfolio turnover rate	14	24	24	30	10
Net assets at end of period (000 omitted)	$17,666	$16,235	$17,204	$20,064	$30,262
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	N/A	N/A	N/A	N/A

See Notes to Financial Statements
52

Financial Highlights − continued
MFS Alabama Municipal Bond Fund − continued
	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.83	$9.01	$8.97	$9.43	$9.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.29	$0.24	$0.18
Net realized and unrealized gain (loss)	0.06	(0.18)	0.04	(0.46)	(0.54)
Total from investment operations	$0.38	$0.12	$0.33	$(0.22)	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.29)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$8.89	$8.83	$9.01	$8.97	$9.43
Total return (%) (r)(s)(t)(x)	4.32	1.34	3.85	(2.24)	(3.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.77	0.77	0.73	0.67
Expenses after expense reductions (f)	0.60	0.59	0.58	0.58	0.58
Net investment income (loss)	3.57	3.38	3.27	2.63	1.83
Portfolio turnover rate	14	24	24	30	10
Net assets at end of period (000 omitted)	$4,879	$4,172	$3,386	$3,314	$5,020
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.59	N/A	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
53

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.91	$9.09	$9.12	$9.54	$10.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	0.05	(0.18)	(0.03)	(0.41)	(0.54)
Total from investment operations	$0.36	$0.11	$0.24	$(0.17)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.27)	$(0.25)	$(0.21)
Net asset value, end of period (x)	$8.96	$8.91	$9.09	$9.12	$9.54
Total return (%) (r)(s)(t)(x)	4.13	1.22	2.77	(1.73)	(3.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.95	0.95	0.93	0.91
Expenses after expense reductions (f)	0.70	0.70	0.70	0.70	0.71
Net investment income (loss)	3.50	3.19	3.01	2.63	2.15
Portfolio turnover rate	12	15	16	26	17
Net assets at end of period (000 omitted)	$107,091	$116,327	$120,174	$124,509	$128,341

	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.92	$9.10	$9.13	$9.55	$10.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.20	$0.17	$0.14
Net realized and unrealized gain (loss)	0.04	(0.18)	(0.02)	(0.41)	(0.53)
Total from investment operations	$0.29	$0.04	$0.18	$(0.24)	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.21)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$8.97	$8.92	$9.10	$9.13	$9.55
Total return (%) (r)(s)(t)(x)	3.35	0.46	2.01	(2.46)	(3.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	1.70	1.70	1.68	1.66
Expenses after expense reductions (f)	1.45	1.45	1.45	1.45	1.46
Net investment income (loss)	2.75	2.43	2.26	1.87	1.41
Portfolio turnover rate	12	15	16	26	17
Net assets at end of period (000 omitted)	$45	$51	$136	$295	$480

See Notes to Financial Statements
54

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.84	$9.03	$9.05	$9.47	$9.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.28	$0.24	$0.22
Net realized and unrealized gain (loss)	0.05	(0.19)	(0.02)	(0.40)	(0.52)
Total from investment operations	$0.37	$0.11	$0.26	$(0.16)	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.28)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$8.89	$8.84	$9.03	$9.05	$9.47
Total return (%) (r)(s)(t)(x)	4.23	1.19	2.98	(1.67)	(3.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.70	0.70	0.68	0.66
Expenses after expense reductions (f)	0.60	0.60	0.60	0.60	0.61
Net investment income (loss)	3.59	3.29	3.10	2.68	2.25
Portfolio turnover rate	12	15	16	26	17
Net assets at end of period (000 omitted)	$25,783	$23,311	$20,175	$18,194	$36,162

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.84	$9.02	$9.05	$9.47	$9.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.28	$0.25	$0.23
Net realized and unrealized gain (loss)	0.05	(0.18)	(0.02)	(0.41)	(0.52)
Total from investment operations	$0.37	$0.12	$0.26	$(0.16)	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.29)	$(0.26)	$(0.23)
Net asset value, end of period (x)	$8.89	$8.84	$9.02	$9.05	$9.47
Total return (%) (r)(s)(t)(x)	4.31	1.37	2.94	(1.60)	(3.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	0.63	0.62	0.61	0.58
Expenses after expense reductions (f)	0.53	0.53	0.53	0.53	0.54
Net investment income (loss)	3.67	3.37	3.18	2.79	2.31
Portfolio turnover rate	12	15	16	26	17
Net assets at end of period (000 omitted)	$7,369	$7,025	$6,015	$5,290	$5,856

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
55

Financial Highlights − continued
MFS California Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$5.47	$5.58	$5.53	$5.87	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.19	$0.18	$0.17	$0.14
Net realized and unrealized gain (loss)	(0.00)(w)	(0.11)	0.06	(0.34)	(0.37)
Total from investment operations	$0.20	$0.08	$0.24	$(0.17)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.19)	$(0.17)	$(0.14)
Net asset value, end of period (x)	$5.47	$5.47	$5.58	$5.53	$5.87
Total return (%) (r)(s)(t)(x)	3.64	1.40	4.49	(2.83)	(3.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.84	0.85	0.86	0.84
Expenses after expense reductions (f)	0.67	0.68	0.69	0.70	0.68
Net investment income (loss)	3.60	3.39	3.36	3.00	2.22
Portfolio turnover rate	15	10	23	36	25
Net assets at end of period (000 omitted)	$479,823	$446,694	$370,354	$303,141	$362,465
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.66	0.68	N/A	N/A	N/A

See Notes to Financial Statements
56

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$5.47	$5.58	$5.53	$5.87	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss)	(0.01)	(0.11)	0.06	(0.33)	(0.37)
Total from investment operations	$0.15	$0.04	$0.20	$(0.21)	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.15)	$(0.13)	$(0.09)
Net asset value, end of period (x)	$5.47	$5.47	$5.58	$5.53	$5.87
Total return (%) (r)(s)(t)(x)	2.88	0.65	3.72	(3.55)	(4.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.59	1.61	1.61	1.59
Expenses after expense reductions (f)	1.42	1.43	1.44	1.45	1.43
Net investment income (loss)	2.86	2.63	2.61	2.23	1.48
Portfolio turnover rate	15	10	23	36	25
Net assets at end of period (000 omitted)	$99	$112	$226	$247	$451
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.41	1.42	N/A	N/A	N/A

	Year ended
Class C	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$5.48	$5.60	$5.55	$5.88	$6.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.14	$0.13	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.00)(w)	(0.12)	0.06	(0.33)	(0.38)
Total from investment operations	$0.15	$0.02	$0.19	$(0.21)	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.14)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$5.48	$5.48	$5.60	$5.55	$5.88
Total return (%) (r)(s)(t)(x)	2.72	0.33	3.56	(3.51)	(4.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.59	1.61	1.61	1.59
Expenses after expense reductions (f)	1.57	1.58	1.59	1.60	1.58
Net investment income (loss)	2.71	2.49	2.45	2.08	1.33
Portfolio turnover rate	15	10	23	36	25
Net assets at end of period (000 omitted)	$5,004	$7,556	$10,808	$11,377	$16,767
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	1.57	N/A	N/A	N/A

See Notes to Financial Statements
57

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.90	$9.09	$9.00	$9.55	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.31	$0.28	$0.24
Net realized and unrealized gain (loss)	(0.00)(w)	(0.19)	0.10	(0.54)	(0.61)
Total from investment operations	$0.33	$0.13	$0.41	$(0.26)	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.32)	$(0.32)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$8.90	$8.90	$9.09	$9.00	$9.55
Total return (%) (r)(s)(t)(x)	3.74	1.38	4.70	(2.70)	(3.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.59	0.60	0.61	0.59
Expenses after expense reductions (f)	0.56	0.58	0.59	0.59	0.58
Net investment income (loss)	3.70	3.48	3.46	3.08	2.32
Portfolio turnover rate	15	10	23	36	25
Net assets at end of period (000 omitted)	$187,349	$153,421	$133,604	$124,323	$153,882
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	0.58	N/A	N/A	N/A

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.89	$9.08	$9.00	$9.54	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.31	$0.29	$0.24
Net realized and unrealized gain (loss)	(0.00)(w)	(0.19)	0.10	(0.54)	(0.62)
Total from investment operations	$0.33	$0.13	$0.41	$(0.25)	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.32)	$(0.33)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$8.89	$8.89	$9.08	$9.00	$9.54
Total return (%) (r)(s)(t)(x)	3.81	1.45	4.65	(2.52)	(3.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.54	0.53	0.52
Expenses after expense reductions (f)	0.50	0.51	0.52	0.52	0.50
Net investment income (loss)	3.76	3.55	3.52	3.18	2.39
Portfolio turnover rate	15	10	23	36	25
Net assets at end of period (000 omitted)	$118,096	$91,950	$72,646	$56,005	$53,240
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.49	0.51	N/A	N/A	N/A

See Notes to Financial Statements
58

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
59

Financial Highlights − continued
MFS Georgia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.89	$10.06	$10.02	$10.45	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.28	$0.23	$0.17
Net realized and unrealized gain (loss)	0.07	(0.17)	0.04	(0.43)	(0.61)
Total from investment operations	$0.39	$0.12	$0.32	$(0.20)	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.28)	$(0.23)	$(0.17)
Net asset value, end of period (x)	$9.96	$9.89	$10.06	$10.02	$10.45
Total return (%) (r)(s)(t)(x)	4.00	1.21	3.32	(1.82)	(4.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	0.98	0.98	0.96	0.91
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	3.24	2.91	2.78	2.29	1.53
Portfolio turnover rate	13	20	16	30	12
Net assets at end of period (000 omitted)	$79,836	$72,822	$77,277	$80,018	$99,895

	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.92	$10.10	$10.06	$10.48	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.20	$0.15	$0.09
Net realized and unrealized gain (loss)	0.07	(0.18)	0.05	(0.41)	(0.63)
Total from investment operations	$0.32	$0.04	$0.25	$(0.26)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$9.99	$9.92	$10.10	$10.06	$10.48
Total return (%) (r)(s)(t)(x)	3.23	0.37	2.55	(2.45)	(4.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.73	1.73	1.71	1.66
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.50	2.17	2.04	1.52	0.77
Portfolio turnover rate	13	20	16	30	12
Net assets at end of period (000 omitted)	$45	$52	$52	$30	$40

See Notes to Financial Statements
60

Financial Highlights − continued
MFS Georgia Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.96	$9.13	$9.08	$9.47	$10.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.27	$0.23	$0.18
Net realized and unrealized gain (loss)	0.07	(0.17)	0.06	(0.39)	(0.56)
Total from investment operations	$0.38	$0.12	$0.33	$(0.16)	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.28)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$9.03	$8.96	$9.13	$9.08	$9.47
Total return (%) (r)(s)(t)(x)	4.33	1.28	3.73	(1.58)	(3.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.73	0.73	0.71	0.66
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.49	3.17	3.03	2.54	1.78
Portfolio turnover rate	13	20	16	30	12
Net assets at end of period (000 omitted)	$27,815	$19,005	$14,744	$12,077	$14,154

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.97	$9.13	$9.09	$9.48	$10.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.28	$0.23	$0.18
Net realized and unrealized gain (loss)	0.06	(0.16)	0.04	(0.38)	(0.55)
Total from investment operations	$0.38	$0.13	$0.32	$(0.15)	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.28)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$9.03	$8.97	$9.13	$9.09	$9.48
Total return (%) (r)(s)(t)(x)	4.28	1.46	3.66	(1.52)	(3.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.68	0.68	0.66	0.62
Expenses after expense reductions (f)	0.59	0.59	0.60	0.60	0.60
Net investment income (loss)	3.55	3.22	3.08	2.55	1.82
Portfolio turnover rate	13	20	16	30	12
Net assets at end of period (000 omitted)	$16,526	$16,045	$15,191	$13,001	$20,920

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
61

Financial Highlights − continued
MFS Maryland Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.87	$10.03	$10.00	$10.47	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.30	$0.25	$0.20
Net realized and unrealized gain (loss)	0.04	(0.17)	0.04 (g)	(0.46)	(0.57)
Total from investment operations	$0.37	$0.15	$0.34	$(0.21)	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.31)	$(0.26)	$(0.20)
Net asset value, end of period (x)	$9.92	$9.87	$10.03	$10.00	$10.47
Total return (%) (r)(s)(t)(x)	3.83	1.49	3.54	(1.96)	(3.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	1.01	0.98	0.98	0.97
Expenses after expense reductions (f)	0.86	0.85	0.83	0.83	0.83
Net investment income (loss)	3.33	3.15	3.09	2.52	1.79
Portfolio turnover rate	9	9	25	41	16
Net assets at end of period (000 omitted)	$88,221	$79,410	$72,144	$92,970	$80,515
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.83	0.83	N/A	N/A	N/A

See Notes to Financial Statements
62

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.86	$10.02	$9.99	$10.47	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.23	$0.17	$0.12
Net realized and unrealized gain (loss)	0.05	(0.16)	0.04 (g)	(0.46)	(0.57)
Total from investment operations	$0.31	$0.08	$0.27	$(0.29)	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.24)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$9.92	$9.86	$10.02	$9.99	$10.47
Total return (%) (r)(s)(t)(x)	3.17	0.74	2.78	(2.78)	(4.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.75	1.74	1.74	1.72
Expenses after expense reductions (f)	1.61	1.60	1.58	1.58	1.58
Net investment income (loss)	2.58	2.40	2.34	1.70	1.04
Portfolio turnover rate	9	9	25	41	16
Net assets at end of period (000 omitted)	$143	$151	$186	$257	$576
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	1.58	N/A	N/A	N/A

	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.90	$9.04	$9.02	$9.45	$9.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.30	$0.25	$0.20
Net realized and unrealized gain (loss)	0.04	(0.15)	0.02 (g)	(0.42)	(0.51)
Total from investment operations	$0.36	$0.16	$0.32	$(0.17)	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.30)	$(0.26)	$(0.20)
Net asset value, end of period (x)	$8.95	$8.90	$9.04	$9.02	$9.45
Total return (%) (r)(s)(t)(x)	4.14	1.79	3.71	(1.77)	(3.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	0.76	0.74	0.73	0.72
Expenses after expense reductions (f)	0.61	0.60	0.58	0.58	0.58
Net investment income (loss)	3.58	3.40	3.34	2.74	2.03
Portfolio turnover rate	9	9	25	41	16
Net assets at end of period (000 omitted)	$51,104	$40,504	$36,000	$27,697	$27,736
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.58	N/A	N/A	N/A

See Notes to Financial Statements
63

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.91	$9.05	$9.02	$9.45	$9.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.30	$0.25	$0.21
Net realized and unrealized gain (loss)	0.03	(0.14)	0.04 (g)	(0.42)	(0.51)
Total from investment operations	$0.36	$0.17	$0.34	$(0.17)	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.31)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$8.95	$8.91	$9.05	$9.02	$9.45
Total return (%) (r)(s)(t)(x)	4.10	1.86	3.90	(1.70)	(3.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.69	0.67	0.66	0.65
Expenses after expense reductions (f)	0.55	0.53	0.51	0.51	0.51
Net investment income (loss)	3.64	3.46	3.41	2.80	2.09
Portfolio turnover rate	9	9	25	41	16
Net assets at end of period (000 omitted)	$17,475	$16,110	$11,506	$7,982	$8,893
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.51	0.51	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
64

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.04	$10.21	$10.17	$10.67	$11.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.29	$0.24	$0.21
Net realized and unrealized gain (loss)	0.03	(0.17)	0.05 (g)	(0.47)	(0.63)
Total from investment operations	$0.36	$0.14	$0.34	$(0.23)	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.30)	$(0.27)	$(0.21)
Net asset value, end of period (x)	$10.07	$10.04	$10.21	$10.17	$10.67
Total return (%) (r)(s)(t)(x)	3.61	1.38	3.48	(2.11)	(3.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.88	0.87	0.87	0.86
Expenses after expense reductions (f)	0.82	0.82	0.82	0.83	0.85
Net investment income (loss)	3.27	3.04	2.94	2.42	1.87
Portfolio turnover rate	12	10	17	36	17
Net assets at end of period (000 omitted)	$183,944	$181,633	$184,765	$246,509	$216,458

	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.05	$10.23	$10.18	$10.69	$11.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.22	$0.17	$0.13
Net realized and unrealized gain (loss)	0.03	(0.17)	0.06 (g)	(0.49)	(0.64)
Total from investment operations	$0.28	$0.06	$0.28	$(0.32)	$(0.51)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.23)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$10.08	$10.05	$10.23	$10.18	$10.69
Total return (%) (r)(s)(t)(x)	2.85	0.54	2.81	(2.91)	(4.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.62	1.62	1.62	1.61
Expenses after expense reductions (f)	1.57	1.57	1.57	1.58	1.60
Net investment income (loss)	2.53	2.29	2.18	1.68	1.12
Portfolio turnover rate	12	10	17	36	17
Net assets at end of period (000 omitted)	$30	$93	$152	$267	$347

See Notes to Financial Statements
65

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.78	$8.94	$8.90	$9.34	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.28	$0.24	$0.21
Net realized and unrealized gain (loss)	0.03	(0.16)	0.05 (g)	(0.42)	(0.55)
Total from investment operations	$0.34	$0.13	$0.33	$(0.18)	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.29)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$8.81	$8.78	$8.94	$8.90	$9.34
Total return (%) (r)(s)(t)(x)	3.91	1.50	3.79	(1.89)	(3.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.63	0.62	0.62	0.61
Expenses after expense reductions (f)	0.57	0.57	0.57	0.58	0.60
Net investment income (loss)	3.52	3.29	3.20	2.67	2.11
Portfolio turnover rate	12	10	17	36	17
Net assets at end of period (000 omitted)	$212,472	$196,108	$158,704	$150,099	$179,551

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.79	$8.94	$8.90	$9.34	$9.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.29	$0.24	$0.22
Net realized and unrealized gain (loss)	0.03	(0.15)	0.04 (g)	(0.41)	(0.57)
Total from investment operations	$0.35	$0.15	$0.33	$(0.17)	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.29)	$(0.27)	$(0.21)
Net asset value, end of period (x)	$8.82	$8.79	$8.94	$8.90	$9.34
Total return (%) (r)(s)(t)(x)	4.00	1.70	3.87	(1.81)	(3.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.55	0.55	0.54	0.54
Expenses after expense reductions (f)	0.49	0.49	0.50	0.51	0.52
Net investment income (loss)	3.60	3.36	3.27	2.76	2.18
Portfolio turnover rate	12	10	17	36	17
Net assets at end of period (000 omitted)	$12,488	$11,950	$10,600	$9,326	$10,769

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
66

Notes to Financial Statements
(1) Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the funds could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
67

Notes to Financial Statements  - continued
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$68,612,296	$—	$68,612,296
U.S. Corporate Bonds	—	32,068	—	32,068
Investment Companies	1,626,941	—	—	1,626,941
Total	$1,626,941	$68,644,364	$—	$70,271,305
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$137,523,074	$—	$137,523,074
U.S. Corporate Bonds	—	80,170	—	80,170
Investment Companies	1,004,277	—	—	1,004,277
Total	$1,004,277	$137,603,244	$—	$138,607,521
California Fund
Financial Instruments
Municipal Bonds	$—	$766,248,615	$—	$766,248,615
U.S. Corporate Bonds	—	304,645	—	304,645
Investment Companies	33,263,493	—	—	33,263,493
Total	$33,263,493	$766,553,260	$—	$799,816,753
68

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$119,346,872	$—	$119,346,872
U.S. Corporate Bonds	—	64,136	—	64,136
Investment Companies	5,756,991	—	—	5,756,991
Total	$5,756,991	$119,411,008	$—	$125,167,999
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$151,866,603	$—	$151,866,603
U.S. Corporate Bonds	—	64,136	—	64,136
Investment Companies	5,135,074	—	—	5,135,074
Total	$5,135,074	$151,930,739	$—	$157,065,813
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$398,561,911	$—	$398,561,911
U.S. Corporate Bonds	—	192,408	—	192,408
Investment Companies	6,805,463	—	—	6,805,463
Total	$6,805,463	$398,754,319	$—	$405,559,782
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — Certain funds invest in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floating rate security is created when a fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statements of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in each fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy. At March 31, 2026, each fund’s payable to the holders of the floating rate certificates and the related weighted average interest rate on the settled floating rate certificates issued by the trust were as follows:
	Alabama Fund	California Fund	Maryland Fund
Payable to the holders of the floating rate certificates	$375,000	$2,000,000	$1,410,000
Weighted average interest rate on floating rate certificates issued by the trust	2.40%	2.20%	2.40%
For the year ended March 31, 2026, the average payable to the holders of the settled floating rate certificates, the weighted average interest rates related to this payable, and the associated interest expense and fees (recorded as incurred), were as follows:
	Alabama Fund	California Fund	Maryland Fund
Average payable to the holders of the settled floating rate certificates	$184,932	$2,000,132	$1,410,000
Weighted average interest rates on this payable	2.51%	2.77%	2.58%
“Interest expense and fees” in the Statements of Operations	$5,126	$60,913	$44,699
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
69

Notes to Financial Statements  - continued
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2026, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/26	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$38,306	$63,985	$384,434	$44,106	$149,456	$503,050
Tax-exempt income	2,248,956	4,895,822	25,667,294	3,673,918	4,837,431	12,844,498
Total distributions	$2,287,262	$4,959,807	$26,051,728	$3,718,024	$4,986,887	$13,347,548

Year ended 3/31/25	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$75,712	$100,952	$625,777	$75,069	$107,717	$197,040
Tax-exempt income	2,129,117	4,671,437	21,689,593	3,212,773	3,969,258	11,695,268
Total distributions	$2,204,829	$4,772,389	$22,315,370	$3,287,842	$4,076,975	$11,892,308
70

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/26	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$72,412,961	$144,377,334	$815,545,699	$128,061,132	$158,956,330	$417,964,147
Gross appreciation	502,472	994,228	8,365,634	1,067,137	1,791,812	3,056,392
Gross depreciation	(3,019,128)	(6,764,041)	(26,094,580)	(3,960,270)	(5,092,329)	(15,460,757)
Net unrealized appreciation (depreciation)	$(2,516,656)	$(5,769,813)	$(17,728,946)	$(2,893,133)	$(3,300,517)	$(12,404,365)
Undistributed ordinary income	25,311	27,249	262,306	90,011	45,164	233,080
Undistributed tax-exempt income	301,945	629,181	2,565,764	380,494	509,508	1,048,892
Capital loss carryforwards	(6,004,556)	(11,102,901)	(32,920,840)	(8,270,994)	(7,145,681)	(24,929,253)
Other temporary differences	(198,595)	(423,170)	(2,433,336)	(356,021)	(454,957)	(1,195,683)
Total distributable earnings (loss)	$(8,392,551)	$(16,639,454)	$(50,255,052)	$(11,049,643)	$(10,346,483)	$(37,247,329)
As of March 31, 2026, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(1,221,812)	$(3,028,747)	$(9,056,377)	$(2,308,777)	$(2,841,373)	$(10,951,769)
Long-Term	(4,782,744)	(8,074,154)	(23,864,463)	(5,962,217)	(4,304,308)	(13,977,484)
Total	$(6,004,556)	$(11,102,901)	$(32,920,840)	$(8,270,994)	$(7,145,681)	$(24,929,253)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25
Class A	$1,568,933	$1,515,481	$3,823,522	$3,834,861	$16,275,586	$13,976,933
Class B	1,385	1,255	1,372	1,511	3,019	4,059
Class C	—	—	—	—	158,536	238,612
Class I	568,720	566,322	874,415	712,161	6,024,377	5,118,507
Class R6	148,224	121,771	260,498	223,856	3,590,210	2,977,259
Total	$2,287,262	$2,204,829	$4,959,807	$4,772,389	$26,051,728	$22,315,370

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25
Class A	$2,347,223	$2,220,941	$2,778,277	$2,294,761	$5,967,839	$5,498,921
Class B	1,194	1,137	3,678	4,107	1,182	2,906
Class I	825,205	533,442	1,611,364	1,296,191	6,948,981	6,011,451
Class R6	544,402	532,322	593,568	481,916	429,546	379,030
Total	$3,718,024	$3,287,842	$4,986,887	$4,076,975	$13,347,548	$11,892,308
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds'
71

Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$9,449	$19,477	$99,224	$15,453	$20,402	$54,251
The management fee incurred for the year ended March 31, 2026 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.82%
Class B	1.65%	1.45%	1.65%	1.58%	1.57%
Class I	0.65%	0.60%	0.65%	0.58%	0.57%
Class R6	0.59%	0.53%	0.60%	0.53%	0.50%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2026. For the year ended March 31, 2026, these reductions amounted to $129,583 for the Alabama Fund, $133,499 for the Arkansas Fund, $87,635 for the Georgia Fund, $178,397 for the Maryland Fund, and $167,149 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.
Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the California Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
California Fund
Class A	0.65%
Class B	1.40%
Class C	1.55%
Class I	0.55%
Class R6	0.49%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the period from August 1, 2025 through March 31, 2026, this reduction amounted to $134,559 for the California Fund, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,683	$4,095	$6,366	$2,351	$5,307	$3,480
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
72

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$120,135
Arkansas Fund	—	0.25%	0.25%	0.10%	273,893
California Fund	—	0.25%	0.25%	0.10%	1,134,807
Georgia Fund	—	0.25%	0.25%	0.25%	182,053
Maryland Fund	—	0.25%	0.25%	0.25%	213,084
Massachusetts Fund	—	0.25%	0.25%	0.25%	457,634

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$551
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	501
California Fund	0.75%	0.25%	1.00%	0.85%	1,062
Georgia Fund	0.75%	0.25%	1.00%	1.00%	481
Maryland Fund	0.75%	0.25%	1.00%	1.00%	1,462
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	470

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$58,865

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$120,686	$274,394	$1,194,734	$182,534	$214,546	$458,104
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2026, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$1	$16	$7	$188	$99
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, these reductions amounted to $164,337 and $75 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, these reductions amounted to $680,887 and $160 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
73

Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2026, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$364	$4,472	$126,505	$9,012	$7,898	$66,672
Class B	—	—	—	—	—	—
Class C	N/A	N/A	6	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2026, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$2,542	$2,815	$18,292	$3,608	$10,570	$21,870
Annual percentage of average daily net assets	0.0037%	0.0020%	0.0025%	0.0032%	0.0071%	0.0056%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$36,854	$98,184	$422,927	$62,568	$88,909	$308,056
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2026 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0290%	0.0207%	0.0144%	0.0227%	0.0203%	0.0156%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
Alabama Fund	7/10/2024	Redemption	Class I	3	$26
Arkansas Fund	7/10/2024	Redemption	Class I	2	21
Arkansas Fund	7/10/2024	Redemption	Class R6	6,252	56,460
Arkansas Fund	11/29/2024	Purchase	Class B	4,870	45,000
California Fund	8/19/2024	Redemption	Class I	2	21
Georgia Fund	8/19/2024	Redemption	Class I	2	22
Maryland Fund	8/19/2024	Redemption	Class A	9	94
Maryland Fund	8/19/2024	Redemption	Class I	2	20
Massachusetts Fund	8/19/2024	Redemption	Class A	9	90
Massachusetts Fund	8/19/2024	Redemption	Class I	3	26
74

Notes to Financial Statements  - continued
At March 31, 2026, MFS held approximately 100% of the outstanding shares of Class B of the Alabama Fund, the Arkansas Fund, and the Georgia Fund.
(4) Portfolio Securities
For the year ended March 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$10,639,573	$16,561,021	$184,712,165	$27,610,357	$33,887,145	$67,707,645
Sales	$9,457,109	$24,317,492	$105,886,288	$13,913,273	$12,887,500	$46,156,375
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	707,465	$6,592,823	1,334,549	$12,595,633	1,233,797	$11,027,856	1,767,978	$16,060,287
Class B	—	—	—	—	—	—	4,870	45,000
Class I	689,957	6,156,886	405,368	3,657,279	985,703	8,732,780	969,207	8,767,267
Class R6	205,698	1,827,580	196,517	1,777,413	209,083	1,841,494	253,745	2,290,780
	1,603,120	$14,577,289	1,936,434	$18,030,325	2,428,583	$21,602,130	2,995,800	$27,163,334
Shares issued to shareholders in reinvestment of distributions
Class A	158,230	$1,469,907	149,503	$1,411,146	410,546	$3,661,848	404,904	$3,672,191
Class B	149	1,385	133	1,255	152	1,359	166	1,507
Class I	50,776	449,823	46,153	415,152	92,400	818,755	72,614	653,794
Class R6	16,723	148,224	13,541	121,771	27,489	243,535	23,443	211,073
	225,878	$2,069,339	209,330	$1,949,324	530,587	$4,725,497	501,127	$4,538,565
Shares reacquired
Class A	(1,013,139)	$(9,384,035)	(1,108,682)	$(10,476,163)	(2,745,654)	$(24,344,851)	(2,332,709)	$(21,195,871)
Class B	—	—	—	—	(876)	(7,955)	(14,259)	(129,152)
Class I	(591,344)	(5,251,074)	(522,510)	(4,695,686)	(814,251)	(7,211,786)	(641,232)	(5,776,298)
Class R6	(145,834)	(1,281,829)	(113,430)	(1,020,110)	(202,120)	(1,779,741)	(149,291)	(1,347,994)
	(1,750,317)	$(15,916,938)	(1,744,622)	$(16,191,959)	(3,762,901)	$(33,344,333)	(3,137,491)	$(28,449,315)
Net change
Class A	(147,444)	$(1,321,305)	375,370	$3,530,616	(1,101,311)	$(9,655,147)	(159,827)	$(1,463,393)
Class B	149	1,385	133	1,255	(724)	(6,596)	(9,223)	(82,645)
Class I	149,389	1,355,635	(70,989)	(623,255)	263,852	2,339,749	400,589	3,644,763
Class R6	76,587	693,975	96,628	879,074	34,452	305,288	127,897	1,153,859
	78,681	$729,690	401,142	$3,787,690	(803,731)	$(7,016,706)	359,436	$3,252,584

	California Fund				Georgia Fund
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	24,401,774	$133,134,187	24,350,820	$136,161,269	2,490,797	$24,923,529	1,459,352	$14,721,405
Class C	101,947	553,949	72,581	405,612	—	—	—	—
Class I	10,837,492	96,081,004	6,665,883	60,619,231	1,440,944	12,957,062	877,648	8,057,502
Class R6	6,655,401	59,233,912	3,968,869	36,063,461	845,941	7,670,293	732,346	6,692,845
	41,996,614	$289,003,052	35,058,153	$233,249,573	4,777,682	$45,550,884	3,069,346	$29,471,752
75

Notes to Financial Statements  - continued
	California Fund − continued				Georgia Fund − continued
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,758,458	$15,047,209	2,327,643	$12,980,986	219,494	$2,176,629	208,072	$2,094,277
Class B	553	3,019	729	4,059	121	1,194	112	1,137
Class C	27,589	150,643	41,114	229,958	—	—	—	—
Class I	528,846	4,696,808	471,019	4,275,729	76,854	692,112	47,156	430,377
Class R6	404,089	3,587,029	327,400	2,969,170	60,476	544,357	58,288	532,313
	3,719,535	$23,484,708	3,167,905	$20,459,902	356,945	$3,414,292	313,628	$3,058,104
Shares reacquired
Class A	(21,111,699)	$(114,440,483)	(11,294,826)	$(62,864,184)	(2,058,291)	$(20,383,545)	(1,979,031)	$(19,925,627)
Class B	(3,045)	(16,634)	(20,650)	(115,862)	(904)	(9,026)	(19)	(195)
Class C	(595,102)	(3,228,029)	(665,475)	(3,721,279)	—	—	—	—
Class I	(7,556,114)	(66,416,577)	(4,594,575)	(41,664,982)	(557,044)	(4,946,762)	(420,085)	(3,829,424)
Class R6	(4,121,465)	(36,280,743)	(1,953,465)	(17,706,158)	(865,856)	(7,722,389)	(665,225)	(6,073,877)
	(33,387,425)	$(220,382,466)	(18,528,991)	$(126,072,465)	(3,482,095)	$(33,061,722)	(3,064,360)	$(29,829,123)
Net change
Class A	6,048,533	$33,740,913	15,383,637	$86,278,071	652,000	$6,716,613	(311,607)	$(3,109,945)
Class B	(2,492)	(13,615)	(19,921)	(111,803)	(783)	(7,832)	93	942
Class C	(465,566)	(2,523,437)	(551,780)	(3,085,709)	—	—	—	—
Class I	3,810,224	34,361,235	2,542,327	23,229,978	960,754	8,702,412	504,719	4,658,455
Class R6	2,938,025	26,540,198	2,342,804	21,326,473	40,561	492,261	125,409	1,151,281
	12,328,724	$92,105,294	19,697,067	$127,637,010	1,652,532	$15,903,454	318,614	$2,700,733

	Maryland Fund				Massachusetts Fund
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,038,252	$20,056,425	2,101,395	$21,043,614	4,267,631	$42,644,421	2,985,383	$30,424,947
Class I	2,132,523	18,964,351	1,272,800	11,526,477	9,580,335	83,774,798	9,895,741	88,499,425
Class R6	434,878	3,887,930	708,389	6,424,212	522,117	4,590,250	496,702	4,442,235
	4,605,653	$42,908,706	4,082,584	$38,994,303	14,370,083	$131,009,469	13,377,826	$123,366,607
Shares issued to shareholders in reinvestment of distributions
Class A	263,943	$2,612,772	211,913	$2,124,877	517,808	$5,194,398	480,197	$4,900,850
Class B	371	3,671	409	4,107	115	1,148	285	2,906
Class I	149,888	1,338,689	116,893	1,057,176	701,460	6,162,897	593,185	5,300,218
Class R6	66,471	593,568	53,232	481,792	48,893	429,546	42,396	378,908
	480,673	$4,548,700	382,447	$3,667,952	1,268,276	$11,787,989	1,116,063	$10,582,882
Shares reacquired
Class A	(1,457,957)	$(14,422,113)	(1,463,305)	$(14,666,013)	(4,609,978)	$(46,071,437)	(3,465,492)	$(35,396,354)
Class B	(1,337)	(13,087)	(3,609)	(36,214)	(6,358)	(63,418)	(5,901)	(60,875)
Class I	(1,122,841)	(9,941,082)	(820,933)	(7,431,013)	(8,491,152)	(73,976,116)	(5,924,691)	(52,949,824)
Class R6	(358,697)	(3,185,335)	(224,555)	(2,034,691)	(514,050)	(4,507,133)	(365,053)	(3,261,148)
	(2,940,832)	$(27,561,617)	(2,512,402)	$(24,167,931)	(13,621,538)	$(124,618,104)	(9,761,137)	$(91,668,201)
76

Notes to Financial Statements  - continued
	Maryland Fund − continued				Massachusetts Fund − continued
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	844,238	$8,247,084	850,003	$8,502,478	175,461	$1,767,382	88	$(70,557)
Class B	(966)	(9,416)	(3,200)	(32,107)	(6,243)	(62,270)	(5,616)	(57,969)
Class I	1,159,570	10,361,958	568,760	5,152,640	1,790,643	15,961,579	4,564,235	40,849,819
Class R6	142,652	1,296,163	537,066	4,871,313	56,960	512,663	174,045	1,559,995
	2,145,494	$19,895,789	1,952,629	$18,494,324	2,016,821	$18,179,354	4,732,752	$42,281,288
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2026, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Alabama Fund, the California Fund, and the Maryland Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$350	$685	$3,699	$545	$723	$2,000
Interest Expense	—	—	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. Each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2026, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$2,171,553	$18,823,310	$19,367,757	$(62)	$(103)	$1,626,941
Arkansas Fund	3,518,065	33,477,300	35,990,771	(269)	(48)	1,004,277
California Fund	11,245,030	195,520,742	173,495,974	(4,039)	(2,266)	33,263,493
Georgia Fund	2,250,200	39,411,967	35,903,715	(951)	(510)	5,756,991
Maryland Fund	5,413,185	41,661,717	41,939,024	(554)	(250)	5,135,074
Massachusetts Fund	5,866,473	110,882,760	109,943,674	338	(434)	6,805,463
77

Notes to Financial Statements  - continued

	Dividend Income	Capital Gain Distributions
Alabama Fund	$58,156	$—
Arkansas Fund	92,152	—
California Fund	620,287	—
Georgia Fund	149,890	—
Maryland Fund	214,719	—
Massachusetts Fund	379,988	—
78

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
79

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt Interest Dividends
Alabama Fund	98.33%
Arkansas Fund	98.71%
California Fund	98.52%
Georgia Fund	98.81%
Maryland Fund	97.00%
Massachusetts Fund	96.23%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
80

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
81

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund
Portfolio of Investments
3/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 1.3%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$54,133
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	47,284
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	475,000	471,347
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	230,177
		$802,941
General Obligations - General Purpose – 13.1%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$205,342
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	41,212	43,514
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,029	43,702
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	37,958	37,888
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	66,803	65,818
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,283	28,273
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	39,814	36,845
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	128,406	110,194
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	48,848	35,451
Mississippi Development Bank Special Obligation (Desoto County, Mississippi Convention Center General Obligation Bond Project), 5%, 3/01/2045	1,000,000	1,037,956
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,110,241
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	453,183
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	503,051
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	420,703
Mississippi Development Bank Special Obligation (Olive Branch Public Improvement), 4%, 6/01/2044	750,000	719,826
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,003,922
Pearl, MS, General Obligation Public Improvement, 4.75%, 9/01/2038	275,000	292,404
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	158,054
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	67,354
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,014,676
State of Mississippi, “B”, 3%, 10/01/2035	770,000	714,285
		$8,102,682
General Obligations - Schools – 13.4%
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	$700,000	$524,721
Madison County, MS, Certificate of Participation (Canton Public School District Lease Purchase Project), BAM, 5.25%, 1/01/2045	350,000	371,445
Mississippi Development Bank Special Obligation (Columbus Municipal School District General Obligation Project), BAM, 5.25%, 5/01/2047	500,000	523,145
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,034,851
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2038	460,000	475,024
Mississippi Development Bank Special Obligation (Lamar County School District General Obligation Project), 5%, 6/01/2050	500,000	511,065
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	972,747
Mississippi Development Bank Special Obligation (Ocean Springs School District General Obligation Bond Project), 5%, 6/01/2050	500,000	511,065
Mississippi Development Bank Special Obligation (Oxford School District), 4%, 4/01/2044	350,000	332,236
Mississippi Development Bank Special Obligation (Petal School District), AGM, 5%, 5/01/2049	1,000,000	1,021,683
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	700,880
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	747,425
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Sunflower County, MI, Consolidated School District, General Obligation, 4%, 6/01/2038	$500,000	$500,589
		$8,226,876
Healthcare Revenue - Hospitals – 3.2%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$17,225
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	500,000	506,148
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Ochsner Clinic Foundation Project), “C”, 5%, 5/15/2055	500,000	506,158
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	954,596
		$1,984,127
Industrial Revenue - Environmental Services – 0.8%
Mississippi Business Finance Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 3/01/2027	$500,000	$502,998
Industrial Revenue - Other – 0.8%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$425,000	$399,413
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	71,103
		$470,516
Industrial Revenue - Paper – 0.8%
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$515,369
Miscellaneous Revenue - Other – 1.2%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$210,000	$210,006
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	309,310
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	180,000	174,908
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,181
		$729,405
Multi-Family Housing Revenue – 2.9%
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	$745,000	$736,179
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	234,342	235,669
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	580,000	410,490
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	30,000	29,537
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	385,000	390,025
		$1,801,900
Sales & Excise Tax Revenue – 5.1%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$70,000	$66,600
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	815,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	20,000	19,922
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	71,000	66,114
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,086,000	1,032,403
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	162,000	159,652
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	71,000	69,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	234,000	216,052
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	346,000	287,594
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	330,000	253,560
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	150,000	52,558
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	83,950
		$3,130,628
Single Family Housing - State – 15.7%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$230,000	$248,056
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4.8%, 12/01/2045	750,000	754,596
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 5.5%, 6/01/2050	$500,000	$527,590
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 4.65%, 12/01/2054	1,750,000	1,688,631
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	822,065
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	955,214
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2044	750,000	747,110
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 5.125%, 12/01/2045	500,000	509,331
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	909,184
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	989,127
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.8%, 12/01/2049	750,000	749,707
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 4.45%, 12/01/2044	750,000	742,496
		$9,643,107
State & Local Agencies – 5.8%
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	$500,000	$457,673
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	500,860
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,000,000	1,006,949
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2048	750,000	806,926
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	750,000	797,703
		$3,570,111
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,749
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	110,000	85,620
		$95,369
Tax - Other – 4.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$350,000	$354,528
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	65,000	65,780
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	150,000	156,935
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 4%, 10/01/2045	750,000	698,164
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 5%, 10/01/2049	1,000,000	1,020,528
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	399,436
		$2,695,371
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$221,863
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	190,000	173,617
		$395,480
Toll Roads – 0.8%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$280,000	$224,722
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	270,000	275,529
		$500,251
Universities - Colleges – 13.4%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$299,879
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 4%, 5/01/2044	500,000	469,942
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 5%, 5/01/2049	750,000	765,382
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	381,230
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	583,537
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 4%, 8/01/2049	750,000	662,859
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 5%, 8/01/2053	750,000	761,849
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	889,611
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2042	1,250,000	1,261,411
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	913,079
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	$1,250,000	$1,254,090
		$8,242,869
Utilities - Investor Owned – 0.5%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$323,247
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$119,475
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,724
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	59,678
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	105,916
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,954
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	355,000	311,097
		$620,844
Utilities - Other – 2.6%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$460,000	$486,591
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	210,000	214,493
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	560,000	602,226
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	281,700
		$1,585,010
Water & Sewer Utility Revenue – 10.4%
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	$145,000	$145,089
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	120,000	121,377
Jackson County, MS, Utility Authority Rev. (Water & Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,000,632
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	763,028
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,105,000	1,034,582
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,325,279
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,042,610
		$6,432,597
Total Municipal Bonds (Identified Cost, $62,476,900)		$60,371,698
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $92,312)	$139,933	$48,102
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $83,339)	$146,208	$97,959
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $528,100)	528,100	$528,100
Other Assets, Less Liabilities – 0.9%		570,069
Net Assets – 100.0%		$61,615,928
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-ANN

Portfolio of Investments – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 7.2%
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	$1,500,000	$1,507,860
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	2,000,000	2,011,233
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	1,500,000	970,106
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 6%, 6/30/2054	1,000,000	1,035,854
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	2,000,000	1,984,621
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,810,000	1,818,222
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	900,000	900,691
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	1,000,000	1,000,000
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,397,618
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	750,000	766,031
		$13,392,236
General Obligations - General Purpose – 3.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$574,023
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	114,620	125,138
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	108,689	108,490
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	184,514	181,793
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	83,850	80,959
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	114,004	105,501
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	354,563	304,275
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	139,873	101,510
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,446,863
New York, NY, General Obligation, “D”, 5.25%, 10/01/2047	2,000,000	2,108,842
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	226,544
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	209,364
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	796,242
		$6,369,544
Healthcare Revenue - Hospitals – 14.2%
Albany, NY, Capital Resource Corp. Rev. (Albany Medical Center Hospital Project), “A”, 5.25%, 5/01/2050	$4,500,000	$4,707,822
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	450,000	450,036
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	300,016
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	590,022
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	1,000,000	1,033,484
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,489,790
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), 5.25%, 12/01/2050	1,500,000	1,510,380
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,963,419
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	1,940,687
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,265,978
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,000,000	1,766,541
New York Dormitory Authority Rev. (Roswell Park Cancer Institute Obligated Group), “A”, AGM, 5.5%, 7/01/2055	1,500,000	1,583,041
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	3,500,000	3,665,188
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/2030	110,000	110,005
Westchester County, NY, Local Development Corp. Rev. (New York Blood Center Project), 5%, 7/01/2038	1,000,000	1,061,380
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,500,000	1,504,571
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,500,000	1,585,501
		$26,527,861
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 2.4%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,007,278
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,806,629
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	750,544
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	915,248
		$4,479,699
Industrial Revenue - Airlines – 3.4%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,426,396
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,000,434
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,067,878
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	1,500,000	1,576,165
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,396,669
		$6,467,542
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	$750,000	$760,485
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$255,000	$181,313
Miscellaneous Revenue - Other – 5.5%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,051,843
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	1,000,000	1,020,980
New York City, NY, Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	300,331
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,940,053
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,491,905
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,660,000	1,661,077
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	573,396
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	752,898
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	515,000	500,430
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	90,466
		$10,383,379
Multi-Family Housing Revenue – 13.9%
Erie County, NY, Industrial Development Agency Multi-Family (Westchester Park Preservation LP Project), FNMA, 4.25%, 2/01/2041	$1,960,000	$1,915,812
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Andrews Terrace Community Partners LP Project), “A”, FNMA, 4.72%, 1/01/2044	2,000,000	1,992,580
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Community Partners LP Project), 4.84%, 11/01/2040	615,167	633,999
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	630,444	634,014
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond Certified/Green Bonds), “B”, 3.7%, 11/01/2038	340,000	331,990
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “F-1”, 5.1%, 11/01/2052	1,000,000	1,012,417
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “F-1”, 5.15%, 11/01/2057	1,200,000	1,209,131
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “G-1”, HUD Section 8, 4.625%, 11/01/2042	350,000	356,194
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “G-1”, HUD Section 8, 4.8%, 11/01/2047	1,000,000	998,630
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	500,000	480,704
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	500,000	513,084
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D-2”, 4.45%, 11/01/2049	1,000,000	955,942
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	1,008,986
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	493,996
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	500,000	494,626
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	$2,235,000	$1,581,800
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,730,000	1,638,225
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,323,334
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	1,500,000	1,338,260
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,117,092
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	1,000,000	1,019,330
Riverhead, NY, IDA Economic Job Development Corp. Multi-Family (River Pointe Apartments Project), FNMA, 4.5%, 2/01/2041	1,960,184	1,965,063
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	1,960,000	1,906,373
		$25,921,582
Port Revenue – 1.9%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,484,186
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,115,888
		$3,600,074
Sales & Excise Tax Revenue – 4.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$185,000	$176,014
New York Dormitory Authority Rev., State Sales Tax Rev., “A”, 5%, 3/15/2055	2,000,000	2,050,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	63,000	62,754
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	200,000	186,238
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,582,000	1,503,924
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	451,000	444,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	210,000	206,957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	4,000	3,574
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	635,000	586,294
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	17,000	15,275
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	942,000	782,988
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	904,000	694,601
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	416,000	145,760
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	445,000	324,850
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	255,000	229,500
		$7,413,341
Secondary Schools – 4.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,010,885
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	317,789
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	375,818
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	549,607
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	503,509
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	750,135
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	1,994,424
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	675,700
Build NYC Resource Corp. Rev. (Success Academy Charter Schools Project), 4%, 9/01/2044	1,000,000	928,387
Nassau County, NY, Local Economic Assistance Corp., Educational Rev., Taxable (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	1,000,000	820,113
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	240,000	240,443
		$8,166,810
Single Family Housing - State – 2.6%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$335,000	$294,727
New York Mortgage Agency Homeowner Mortgage Rev., “212”, 3.7%, 10/01/2033	335,000	327,921
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	337,773
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
New York Mortgage Agency Homeowner Mortgage Rev., “264”, 4.6%, 10/01/2054	$1,000,000	$963,444
New York Mortgage Agency Homeowner Mortgage Rev., “266”, 4.7%, 10/01/2052	985,000	961,561
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.45%, 10/01/2044	1,000,000	991,344
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.6%, 10/01/2049	1,000,000	974,779
		$4,851,549
State & Local Agencies – 4.8%
Albany, NY, Capital Resource Corp., Lease Rev. (Albany Convention Center Authority Project), 5%, 3/01/2050	$2,000,000	$2,005,805
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2056	1,750,000	1,816,068
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	125,000	145,718
New York Dormitory Authority, State Personal Income Tax Rev., 3%, 3/15/2050	1,225,000	886,569
New York Dormitory Authority, State Personal Income Tax Rev. (General Purpose), “C”, 5.25%, 3/15/2050	500,000	527,538
Schenectady County, NY, Capital Resource Corp., Lease Rev. (One Broadway Center Project), “A”, 5%, 1/01/2045	500,000	519,181
Schenectady County, NY, Capital Resource Corp., Lease Rev. (One Broadway Center Project), “A”, 5.25%, 1/01/2050	1,000,000	1,035,666
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,106,635
		$9,043,180
Tax - Other – 7.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$690,000	$698,926
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	140,000	141,680
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	325,000	340,027
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,780,000	531,899
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	100,581
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	301,482
New York Transitional Finance Authority, Future Tax Secured Subordinate Bond, “C”, 5%, 11/01/2045	1,000,000	1,058,778
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,706,953
New York, NY, Transitional Finance Authority Rev., “F-1”, 5%, 2/01/2046	1,000,000	1,047,743
New York, NY, Transitional Finance Authority, “B”, 5.25%, 5/01/2055	2,110,000	2,200,505
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	2,000,000	1,856,326
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “B-1”, 5.25%, 5/15/2054	2,000,000	2,084,655
Triborough Bridge & Tunnel Authority Rev., NY, Real Estate Transfer Tax (MTA Bridges and Tunnels), “A”, 5.25%, 12/01/2054	2,000,000	2,081,755
		$14,151,310
Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$695,000	$581,866
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	175,000	141,110
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	495,000	452,318
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,011,544
		$2,186,838
Toll Roads – 2.5%
New York Thruway Authority, General Rev., “P”, 5.25%, 1/01/2054	$2,000,000	$2,092,608
New York Thruway Authority, General Rev., Junior Indebtedness Refunding Obligations, “A”, 5%, 1/01/2056	2,500,000	2,536,715
		$4,629,323
Transportation - Special Tax – 5.4%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 5%, 11/15/2033	$1,000,000	$1,084,297
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 4%, 11/15/2045	1,340,000	1,218,943
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified/Green Bonds), BAM, 4%, 11/15/2048	2,000,000	1,795,360
Metropolitan Transportation Authority, NY, Transportation Rev. (Green Bonds), “B”, BAM, 5%, 11/15/2052	3,100,000	3,144,475
New York Metropolitan Transportation Authority Rev. (Green Bonds), “A-1”, 4%, 11/15/2052	1,830,000	1,544,864
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	893,992
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	369,476
		$10,051,407
Universities - Colleges – 5.0%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,051
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$780,000	$766,511
Geneva, NY, Development Corporation Rev. (Hobart and William Smith Colleges Project), 5%, 2/01/2056	1,000,000	996,912
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,100,488
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2049	635,000	661,028
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2054	850,000	869,810
New York Dormitory Authority Rev. (Iona University), AGM, 5%, 7/01/2051	1,000,000	1,013,856
New York Dormitory Authority Rev. (Pace University), “A”, 5.5%, 5/01/2056	1,000,000	1,023,438
New York Dormitory Authority Rev. (The New School), “A”, 4.25%, 7/01/2050	1,000,000	895,727
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	809,675
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	198,220
		$9,460,716
Utilities - Municipal Owned – 0.1%
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	$250,000	$165,938
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,861
		$195,799
Utilities - Other – 2.8%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$527,833
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,327,076
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,279,945
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,283,318
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	749,428
		$5,167,600
Water & Sewer Utility Revenue – 4.3%
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 7/01/2046	$1,500,000	$1,419,044
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	1,340,000	1,105,863
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	345,000	348,959
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	101,737
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “AA-1”, 5.25%, 6/15/2053	2,000,000	2,088,564
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “AA-1”, 5.25%, 6/15/2055 (u)	1,000,000	1,047,269
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “BB”, 5%, 6/15/2049	1,000,000	1,040,307
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2048	500,000	479,949
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2052	500,000	467,920
		$8,099,612
Total Municipal Bonds (Identified Cost, $187,114,153)		$181,501,200
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $307,586)	$466,442	$160,340
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $238,633)	$418,654	$280,498
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $3,215,409)	3,215,399	$3,215,398
Other Assets, Less Liabilities – 1.0%		1,840,047
Net Assets – 100.0%		$186,997,483
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-ANN

Portfolio of Investments – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 7.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	$5,000,000	$4,594,171
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	983,606
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,270,551
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,007,652
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,408,157
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,506,851
Charlotte, NC, Airport Rev., “A”, 5.25%, 7/01/2055	3,000,000	3,142,812
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvement Rev., “A-1”, 5.25%, 11/01/2046	5,000,000	5,221,279
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,024,556
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	6,000,000	6,095,439
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,542,830
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	2,580,000	2,560,161
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,275,979
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,028,711
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,026,490
		$38,689,245
General Obligations - General Purpose – 3.8%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$300,291
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	507,695
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	961,373
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,578,064
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,525,000	1,572,793
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	554,850	605,764
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	185,717	185,377
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	344,225	339,149
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	143,274	138,335
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	194,798	180,270
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	680,587	584,058
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	173,450
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	2,918,429
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	855,535
Mecklenburg County, NC, General Obligation School, 4%, 2/01/2044	4,000,000	3,939,842
Mecklenburg County, NC, Limited Obligation, 4%, 2/01/2045	4,000,000	3,893,440
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	395,134
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	366,387
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	640,493
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	286,177
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	435,703
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	170,657
		$21,028,416
General Obligations - Schools – 1.8%
Chambers County, TX, Barbers Hill Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2054	$2,000,000	$1,836,135
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	1,510,000	1,206,268
Guilford County, NC, General Obligation School, 4%, 3/01/2045	4,000,000	3,893,200
Williamson County, TX, Jarrell Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2053	3,140,000	2,907,682
		$9,843,285
Healthcare Revenue - Hospitals – 7.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$503,085
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,522,201
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,141,048
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,002,685
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	$2,480,000	$2,160,544
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,554,694
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,513,422
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,649,811
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,250,000	2,391,153
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,386,797
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	271,843
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	4,935,000	4,606,867
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,499,811
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	150,419
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,394,088
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	940,172
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,512,836
		$41,201,476
Healthcare Revenue - Long Term Care – 8.8%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,763,667
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	993,344
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,863,961
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,913,673
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “C”, 5%, 10/01/2031	1,000,000	1,006,506
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.375%, 10/01/2045	815,000	827,890
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.625%, 10/01/2055	360,000	361,554
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,430,128
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2035	1,000,000	1,006,371
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	906,663
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	882,248
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2050	2,000,000	2,042,495
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,848,806
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2056	3,000,000	2,963,286
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2044	1,790,000	1,837,130
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2049	1,100,000	1,093,782
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2054	1,340,000	1,307,816
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	766,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	612,440
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	888,808
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,862,953
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,165,588
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2044	1,380,000	1,429,907
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2054	1,665,000	1,643,291
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,359,704
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,500,634
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,876,094
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	804,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,205,821
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Twin Lakes Community), “A”, 5.25%, 1/01/2055	2,000,000	2,032,696
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5%, 10/01/2050	1,000,000	1,001,198
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5.125%, 10/01/2056	$1,000,000	$1,005,511
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	2,000,000	2,008,769
		$48,213,254
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,001,106
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$835,000	$842,428
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$510,000	$362,625
Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$1,000,000	$1,030,738
Miscellaneous Revenue - Other – 1.4%
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	$1,000,000	$1,079,668
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,074,242
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	935,105
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,130,031
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,686,239
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	1,485,000	1,442,989
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	190,984
		$7,539,258
Multi-Family Housing Revenue – 5.0%
Gastonia, NC, Housing Authority Multi-Family Tax Exempt Mortgage (Stonecroft Village), “A”, FNMA, 4.55%, 7/01/2043	$3,481,000	$3,484,445
Inlivian, NC, Multi-Family Tax-Exempt (Poplar Grove Apartments), 4.45%, 6/01/2041	3,950,000	3,788,866
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,267,200	1,274,376
North Carolina Gastonia, Housing Authority, Multi-Family Housing Rev. (The Lofts at Hudson), FNMA, 4.6%, 11/01/2044	5,000,000	5,004,776
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	4,913,410	4,951,027
North Carolina, Inlivian Multi-Family Housing Rev. (The Barton South), “A”, FNMA, 5.05%, 2/01/2043	2,000,000	2,086,015
Raleigh, NC, Housing Authority, Multi-Family Rev. (Parkside Apartments), “A”, FNMA, 4.4%, 12/01/2043	4,125,000	4,069,155
Shelby, NC, Multi-Family, Taxable (Laurel Hill Apartments), FNMA, 4.25%, 8/01/2040	2,625,000	2,589,817
		$27,248,477
Port Revenue – 0.6%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$5,925,000	$3,367,037
Sales & Excise Tax Revenue – 2.1%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$350,000	$332,999
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	105,000	104,590
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	336,000	312,879
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,329,000	6,016,645
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	635,000	625,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	348,000	342,957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	9,000	8,043
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	154,000	142,188
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	27,855
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,584,000	1,316,616
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,515,000	1,164,071
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	718,000	251,577
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	715,000	521,950
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	$485,000	$436,500
		$11,604,668
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2056 (n)	$430,000	$351,861
Single Family Housing - State – 10.1%
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	$1,270,000	$1,255,526
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), 6.25%, 7/01/2057 (w)	2,000,000	2,274,342
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), “59-A”, GNMA, 4.55%, 7/01/2045	3,000,000	2,969,961
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), “60”, 4.65%, 7/01/2051 (w)	3,270,000	3,177,352
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,158,065
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,289,452
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,825,000	1,838,040
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	2,265,000	2,275,656
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,190,000	1,234,233
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,930,000	5,030,895
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,115,000	1,183,286
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,225,000	4,514,798
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	2,990,000	2,899,165
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,355,000	3,568,753
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	4,545,000	4,904,620
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 4.55%, 7/01/2044	2,000,000	1,990,934
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 6.25%, 1/01/2055	1,930,000	2,139,928
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	3,920,000	4,282,162
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	2,965,000	2,945,875
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,280,000	3,545,036
		$55,478,079
State & Local Agencies – 9.9%
Ashe County, NC, Limited Obligation, 5%, 6/01/2042	$450,000	$483,082
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2043	450,000	446,230
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2044	350,000	345,289
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,520,000	1,361,824
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,485,282
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	1,115,000	1,202,185
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	950,000	1,024,283
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	2,250,000	2,408,076
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	750,000	802,692
Charlotte, NC, Convention Facility Projects, Certificates of Participation, “A”, 4%, 6/01/2049	2,500,000	2,358,231
Charlotte, NC, NASCAR Hall of Fame Public Facilities, Certificates of Participation, “C”, 3%, 6/01/2039	3,000,000	2,651,008
Charlotte, NC, Refunding Certificates of Participation (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,233,123
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,761,412
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,039,714
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,258,667
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,286,766
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,479,332
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,057,511
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2043	1,315,000	1,416,073
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2044	750,000	801,799
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2044	1,000,000	987,418
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2045	625,000	613,183
Henderson County, NC, Limited Obligation, 4%, 10/01/2043	700,000	683,319
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2044	745,000	736,772
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2045	625,000	613,263
Henderson County, NC, Limited Obligation, “A”, 4%, 6/01/2044	415,000	406,977
Henderson County, NC, Limited Obligation, “A”, 4%, 6/01/2045	275,000	266,945
Henderson County, NC, Limited Obligation, “A”, 4.125%, 6/01/2046	325,000	317,457
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Iredell County, NC, Limited Obligation, 4%, 4/01/2043	$1,500,000	$1,483,296
Iredell County, NC, Limited Obligation, 4%, 4/01/2044	400,000	389,989
Iredell County, NC, Limited Obligation, 4%, 4/01/2045	235,000	228,714
Johnston County, NC, Limited Obligation Finance Corp., 5%, 4/01/2042	1,385,000	1,510,050
Johnston County, NC, Limited Obligation Finance Corp., 5%, 4/01/2043	1,385,000	1,500,629
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	325,158
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	250,000	291,436
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	760,541
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2042	675,000	754,965
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2043	720,000	800,080
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2044	400,000	440,874
Raleigh, NC, Limited Obligation, “A”, 5%, 10/01/2044	795,000	862,652
Raleigh, NC, Limited Obligation, “A”, 5%, 10/01/2045	750,000	806,075
Raleigh, NC, Limited Obligation, “A”, 5%, 10/01/2046	675,000	719,526
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	218,244
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,037,194
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,751,904
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,902,837
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2044	2,040,000	2,107,560
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2045	650,000	662,166
		$54,081,803
Student Loan Revenue – 1.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,605,000	$1,581,847
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	2,570,000	2,617,145
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2032	1,590,000	1,661,598
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2035	2,000,000	2,069,509
		$7,930,099
Tax - Other – 1.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,920,000	$1,944,838
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	300,000	303,601
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	670,000	700,977
New York, NY, City Transitional Finance Authority Rev., “F-1”, 4.25%, 2/01/2054	5,120,000	4,730,855
		$7,680,271
Tax Assessment – 0.0%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$100,000	$100,077
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,218,150
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	650,000	524,124
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,030,000	941,187
		$2,683,461
Toll Roads – 3.9%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$1,959,126
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., 5%, 1/01/2040	2,000,000	2,054,076
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2038	3,000,000	3,090,663
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,165,059
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,620,229
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	5,000,000	4,997,525
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	1,904,698
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,207,880
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	2,020,000	2,061,370
		$21,060,626
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 0.4%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 4%, 11/15/2045	$2,605,000	$2,369,662
Universities - Colleges – 9.8%
Appalachian, NC, State University Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,073,702
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,222,842
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,060,336
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,038,732
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,271,344
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	4,983,825
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,308,479
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	113,234
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	133,143
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	735,480
University of North Carolina at Chapel Hill, General Rev., “A”, 5%, 12/01/2050	5,000,000	5,218,951
University of North Carolina at Chapel Hill, General Rev., “A”, 5%, 12/01/2055	4,665,000	4,824,227
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,431,133
University of North Carolina, Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,308,941
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,091,036
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,762,991
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,011,063
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,008,375
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,765,000	2,566,943
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	170,096
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,757,544
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,505,475
		$53,597,892
Universities - Dormitories – 0.8%
Florida State Board of Governors, University Athletics Association Rev., “A”, 4.25%, 10/01/2048	$4,920,000	$4,594,318
Utilities - Municipal Owned – 0.3%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$309,263
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	475,000	315,281
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	529,944
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	428,709
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,769
		$1,632,966
Utilities - Other – 2.5%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,095,882
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,706,605
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,681,538
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	885,000	911,842
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,708,006
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,433,267
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,536,062
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	710,000	715,497
		$13,788,699
Water & Sewer Utility Revenue – 17.8%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,344,854
Cabarrus County, NC, Water & Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	6,000,000	5,658,088
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2048	1,600,000	1,670,711
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2049	1,685,000	1,754,103
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2050	1,500,000	1,556,443
Carolina Beach, NC, Enterprise Systems Refunding Rev., 5%, 6/01/2046	300,000	319,984
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Carolina Beach, NC, Enterprise Systems Refunding Rev., 5%, 6/01/2047	$300,000	$317,145
Carolina Beach, NC, Enterprise Systems Refunding Rev., 5%, 6/01/2049	350,000	365,170
Carolina Beach, NC, Enterprise Systems Refunding Rev., 4.5%, 6/01/2051	750,000	724,450
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2040	2,000,000	2,231,970
Charlotte, NC, Water & Sewer System Rev., 5%, 7/01/2049	5,000,000	5,225,688
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,607,548
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,352,692
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2049	2,500,000	2,357,643
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2053	2,500,000	2,296,226
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,334,183
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,076,537
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,568,352
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	690,991
Fuquay-Varina, NC, Combined Utilities Rev., “C”, 4.125%, 6/01/2049	1,250,000	1,175,341
Grand Strand, SC, Waterworks & Sewer Authority, System Improvement Rev., 5%, 6/01/2050	1,000,000	1,041,434
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	4,000,000	4,221,985
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,195,376
Greenville, NC, Greenville Utilities Commission, Combined Enterprise System Rev., 5%, 9/01/2049	5,000,000	5,212,533
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 12/01/2046	525,000	548,675
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 7/01/2040	1,325,000	1,338,129
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	1,000,000	1,000,616
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	605,000	611,943
High Point, NC, Combined Enterprise System Rev., 5%, 11/01/2050	1,500,000	1,562,492
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2049	2,500,000	2,356,111
Holly Springs, NC, Enterprise System Rev., 5%, 11/01/2051 (w)	3,050,000	3,176,325
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2053	2,500,000	2,294,810
Holly Springs, NC, Enterprise System Rev., 5%, 11/01/2055 (w)	2,000,000	2,067,964
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,786,744
Johnston County, NC, Water & Sewer System Rev., 5%, 4/01/2049	3,000,000	3,101,432
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,595,255
Mebane, NC, Combined Utilities Rev., 4%, 8/01/2049	2,675,000	2,477,689
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2049	1,195,000	1,261,278
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2050	1,890,000	1,987,947
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2051	2,250,000	2,360,543
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2056	1,250,000	1,301,341
Sanford, NC, Enterprise Systems Rev., 4%, 6/01/2049	2,750,000	2,547,983
Sanford, NC, Enterprise Systems Rev., “A”, 4.125%, 6/01/2050	1,275,000	1,189,045
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2041	150,000	164,614
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2042	160,000	174,248
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2043	190,000	205,914
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2050	500,000	515,953
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,387,907
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	1,951,294
		$97,265,699
Total Municipal Bonds (Identified Cost, $545,232,331)		$534,587,526
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $522,860)	$792,953	$272,577
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $407,749)	$715,349	$479,284
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $16,048,630)	16,048,086	$16,048,086
Other Assets, Less Liabilities – (0.9)%		(4,742,636)
Net Assets – 100.0%		$546,644,837
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-ANN

Portfolio of Investments – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 3.8%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,043,210
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	1,000,000	1,048,713
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,033,785
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	755,000	758,430
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	455,000	461,224
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2055	2,000,000	1,990,399
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	763,342
		$7,099,103
General Obligations - General Purpose – 3.8%
Allegheny County, PA, General Obligation, “C-80”, 5%, 12/01/2049	$1,000,000	$1,021,279
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	326,680
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	565,000	582,707
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	245,437	267,959
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	61,103	60,991
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	116,918	115,194
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	47,139	45,514
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	64,091	59,311
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	234,653	201,372
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	57,067
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,000,000	1,027,155
Penn Hills, PA, General Obligation, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	455,424
Pittsburgh, PA, General Obligation Capital Improvement, 4.25%, 9/01/2045	1,450,000	1,384,232
Punxsutawney, PA, General Obligation, “B”, AGM, 5%, 12/01/2046	500,000	503,634
Punxsutawney, PA, General Obligation, “B”, AGM, 5.125%, 12/01/2050	500,000	502,092
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	131,711
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	120,384
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	134,708
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	156,285
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	59,961
		$7,213,660
General Obligations - Schools – 16.3%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,073,026
Allegheny County, PA, Brentwood Borough School District General Obligation, AGM, 5.25%, 5/15/2050	1,000,000	1,030,259
Allegheny County, PA, Elizabeth Forward School District General Obligation, BAM, 4.5%, 9/01/2050	1,000,000	960,006
Allegheny County, PA, Moon Area School District General Obligation, “B”, AGM, 4%, 11/15/2049	1,500,000	1,353,833
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2041	885,000	925,329
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2042	730,000	761,107
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 4.5%, 11/01/2051	1,000,000	950,011
Allentown, PA, School District, General Obligation, AGM, 5%, 6/01/2049	1,000,000	1,027,776
Beaver County, PA, Aliquippa School District General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,003,319
Berks County, PA, Muhlenberg School District General Obligation, 5%, 5/15/2054	1,000,000	1,012,050
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,010,550
Bradford & Wyoming Counties, PA, Wyalusing Area School District, General Obligation, 5.125%, 4/01/2065	1,000,000	993,708
Bucks County, PA, Bristol Township School District, General Obligation, BAM, 5%, 6/01/2047	1,500,000	1,544,311
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2043	560,000	588,581
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2044	1,000,000	1,045,499
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	926,440
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2043	750,000	786,137
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2044	500,000	522,545
Delaware County, PA, Haverford Township School District, General Obligation, 5%, 3/15/2044	800,000	842,797
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	1,500,000	1,584,025
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	673,627
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,502,367
Montgomery County, PA, Cheltenham School District, General Obligation, 5%, 2/15/2046	275,000	284,580
Montgomery County, PA, Cheltenham School District, General Obligation, 5%, 2/15/2051	1,395,000	1,427,596
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2050	$1,000,000	$1,023,188
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2055	1,000,000	1,016,617
Northampton and Lehigh Counties, PA, Bethlehem Area School District General Obligation, BAM, 5%, 10/01/2042	1,000,000	1,054,348
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,051
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,503,901
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,536,596
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	950,287
		$30,919,467
Healthcare Revenue - Hospitals – 13.4%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,027,462
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	83,000	88,437
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,470,000	1,382,905
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	735,000	540,662
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	105,000	107,143
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	903,804
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	704,024
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	337,849
Chester County, PA, Health & Education Facilities Authority, Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,752,425
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	106,186
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	910,309
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	486,488
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	968,595
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	937,574
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	412,281
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	945,292
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	1,000,000	1,031,303
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,874,530
Montour County, PA, Geisinger Authority, Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,005,864
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke's University Health Network Project), “A”, 5%, 8/15/2048	500,000	501,043
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 5.25%, 12/15/2051 (w)	1,000,000	1,026,977
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	836,310
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5.5%, 8/15/2055	1,000,000	1,061,502
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,009,410
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,005,323
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053 (u)	1,500,000	1,584,503
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	503,484
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	950,411
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,322,004
		$25,324,100
Healthcare Revenue - Long Term Care – 5.6%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$750,000	$710,011
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	405,183
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,000,000	1,001,309
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	141,766
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	100,473
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	809,071
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2051	750,000	752,421
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	750,207
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	480,181
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	264,524
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	$250,000	$253,972
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	497,504
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	481,018
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	451,390
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2049	900,000	885,903
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	1,000,000	954,298
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	388,421
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	751,774
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	448,445
		$10,527,871
Industrial Revenue - Environmental Services – 0.6%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$200,000	$212,984
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	1,000,000	1,002,981
		$1,215,965
Industrial Revenue - Other – 0.6%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,104,580
Miscellaneous Revenue - Other – 1.8%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$395,000	$395,011
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,263,748
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	125,000	124,722
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	972,153
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	525,000	510,147
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	65,337
		$3,331,118
Multi-Family Housing Revenue – 3.2%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$445,666	$448,190
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (B'nai B'rith House of Reading), FNMA, 5.25%, 9/01/2042	1,000,000	1,042,798
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	900,174	866,278
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Darby Townhouses), FNMA, 4.9%, 6/01/2041	1,000,000	1,004,493
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Skyview Park Apartments), FNMA, 4.625%, 2/01/2042	1,490,000	1,498,730
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	1,250,000	1,267,250
		$6,127,739
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$222,628
Sales & Excise Tax Revenue – 1.9%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$120,000	$114,171
New York Dormitory Authority Rev., State Sales Tax Rev., “A”, 5%, 3/15/2055	500,000	512,537
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	35,000	34,863
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	124,000	115,467
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	979,000	930,684
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	243,000	239,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	116,000	114,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	364,000	336,081
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	$9,000	$8,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	524,000	435,547
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	509,000	391,097
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	227,000	79,538
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	142,350
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	205,000	184,500
		$3,639,613
Secondary Schools – 2.4%
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	$750,000	$661,817
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	500,000	475,349
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	471,074
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	534,224
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	897,400
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	450,263
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	474,532
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	499,599
		$4,464,258
Single Family Housing - State – 9.5%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$974,779
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,335,000	1,435,139
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	982,130
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	1,008,903
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,001,553
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “145A”, 4.75%, 10/01/2049	1,000,000	987,143
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 4.75%, 4/01/2053	1,000,000	992,144
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054	945,000	1,030,114
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “149A”, 5.1%, 10/01/2045	1,000,000	1,017,688
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “150A”, 5.15%, 10/01/2045	1,500,000	1,529,455
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “152A”, 4.7%, 10/01/2051	1,500,000	1,465,147
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “152A”, 6.25%, 10/01/2056	1,500,000	1,679,298
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,562,434
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,075,000	1,136,332
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,170,000	1,232,528
		$18,034,787
State & Local Agencies – 2.3%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$565,000	$506,204
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	524,445
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	678,538
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	90,000	104,917
Pennsylvania School District Authority Rev. (William Penn School District Project), “A”, BAM, 4.125%, 3/15/2044	1,200,000	1,181,565
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	258,753
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,033,518
		$4,287,940
Student Loan Revenue – 3.2%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$570,000	$561,778
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	595,000	574,309
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	750,000	700,071
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	750,000	749,134
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	337,214
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	418,273
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	585,000	519,026
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,155,000	1,152,271
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	$630,000	$613,835
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	465,671
		$6,091,582
Tax - Other – 2.8%
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,034,162
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	302,104
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	498,664
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	675,000	683,732
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	110,000	111,320
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	285,000	298,177
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,348
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	185,914
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	449,876
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,251,765
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	465,773
		$5,341,835
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$501,096
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$540,000	$452,097
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	195,000	157,237
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	360,000	328,959
		$938,293
Toll Roads – 2.2%
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, 5.25%, 12/01/2053	$1,000,000	$1,049,117
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,357,364
Pennsylvania Turnpike Commission, Turnpike Rev., “B”, 5.25%, 12/01/2050	1,000,000	1,056,660
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	740,000	755,155
		$4,218,296
Transportation - Special Tax – 1.1%
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	$2,000,000	$2,082,956
Universities - Colleges – 11.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	$1,000,000	$937,079
Allegheny County, PA, Higher Education Building Authority, University Rev. (Dusquesne University), 4.5%, 3/01/2050	1,000,000	951,329
Cumberland County, PA, Municipal Authority Rev. (Dickinson College Project), 4.5%, 5/01/2051	1,000,000	947,728
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	278,015
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	774,508
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,413,611
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	1,000,000	985,248
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	66,603
Northampton County, PA, General Purpose Authority, College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,001,280
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	893,946
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049	1,000,000	1,031,046
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,777,310
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	771,193
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B-1”, AGM, 5.25%, 11/01/2048	1,000,000	1,044,491
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	961,482
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,265,698
Pennsylvania State University, “A”, 5.25%, 9/01/2052	2,000,000	2,078,337
Pennsylvania System of Higher Education Rev., Temple University, AGM, 5%, 4/01/2044	1,285,000	1,359,457
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,027,613
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	$1,500,000	$1,111,141
		$21,677,115
Universities - Dormitories – 0.7%
Chester County, PA, Industrial Development Authority, Student Housing Rev. (West Chester University of Pennsylvania), “A”, BAM, 4%, 8/01/2048	$1,500,000	$1,325,227
Utilities - Municipal Owned – 0.8%
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “17A”, AGM, 5.25%, 8/01/2054	$1,500,000	$1,559,163
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,931
		$1,574,094
Utilities - Other – 2.7%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$980,882
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	978,470
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	587,127
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	331,179
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	886,255
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	552,770
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	850,954
		$5,167,637
Water & Sewer Utility Revenue – 6.8%
Allegheny County, PA, Sanitary Authority Sewer Rev., 5%, 12/01/2050	$1,500,000	$1,544,385
Allegheny County, PA, Sanitary Authority Sewer Rev., 5%, 6/01/2053	1,000,000	1,016,581
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	1,000,000	1,038,527
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,947,899
Erie County, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,023,158
Erie County, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	892,112
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,011,178
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	205,000	207,353
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,038,116
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,058,568
Philadelphia, PA, Water & Wastewater Rev., “C”, AGM, 5.25%, 9/01/2054	1,000,000	1,041,840
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,028,039
		$12,847,756
Total Municipal Bonds (Identified Cost, $189,985,536)		$185,278,716
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $153,793)	$233,221	$80,170
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $134,154)	$235,359	$157,690
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $1,642,726)	1,642,740	$1,642,740
Other Assets, Less Liabilities – 1.1%		2,092,050
Net Assets – 100.0%		$189,251,366
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-ANN

Portfolio of Investments – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.5%
Airport Revenue – 3.7%
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	$1,500,000	$1,522,202
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,034,773
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	144,354
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	128,957
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,064,811
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,029,676
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,000,000	1,004,543
		$8,929,316
General Obligations - General Purpose – 3.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$443,351
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	735,000	758,035
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	330,093	360,383
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	90,173	90,008
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	170,651	168,135
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	69,565	67,167
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	94,583	87,529
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	349,365	299,814
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	84,217
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,901,861
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	631,521
Lancaster County, SC, Public Facilities Corp., Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,000,000	1,042,743
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	200,201
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	183,193
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	170,976
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	317,909
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	138,472
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	198,908
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	78,410
		$7,222,833
General Obligations - Schools – 5.2%
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	$1,400,000	$1,228,867
Beaufort County, SC, School District General Obligation (South Carolina School District Credit Enhancement Program), “A”, 4%, 3/01/2048	2,000,000	1,896,257
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	615,116
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,442,981
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,064,214
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,107,881
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,030,796
		$12,386,112
Healthcare Revenue - Hospitals – 12.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$231,147
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	43,064
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	27,539
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,976,551
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,123,831
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	1,000,000	1,031,303
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,000,000	883,271
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,470,000	1,372,258
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	1,500,000	1,558,078
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	1,000,000	1,041,225
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,205,000	1,205,809
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs-Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	$2,000,000	$2,004,324
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5.25%, 11/01/2044	1,000,000	1,065,948
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	260,428
South Carolina Jobs-Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	1,885,044
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	3,000,000	2,900,299
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	494,706
South Carolina Jobs-Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,799,241
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,056,628
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), 5.25%, 11/15/2050	2,000,000	2,048,014
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), FHA, 5.25%, 5/15/2045	2,150,000	2,244,912
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,000,000	2,790,276
		$30,043,896
Healthcare Revenue - Long Term Care – 3.2%
South Carolina Jobs-Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,190,546
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.625%, 10/01/2060	1,000,000	970,945
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Bishop Gadsden Episcopal Retirement Community), 5.25%, 4/01/2051	1,000,000	991,648
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	665,229
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	211,435
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	674,408
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060	1,000,000	977,691
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	1,000,100
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	940,835
		$7,622,837
Industrial Revenue - Environmental Services – 0.4%
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	$1,000,000	$999,988
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$260,000	$184,868
Industrial Revenue - Paper – 0.8%
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	$2,000,000	$1,985,931
Miscellaneous Revenue - Other – 0.9%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$575,000	$575,016
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	793,231
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	635,000	617,035
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	100,518
		$2,085,800
Multi-Family Housing Revenue – 5.2%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	$1,000,000	$1,050,743
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	2,500,000	2,578,610
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	643,998	647,645
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	982,682	990,205
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	85,000	83,689
South Carolina Housing & Finance Development Authority, Multi-Family Housing Rev. (Settlement Manor Apartments Project), “A”, FNMA, 4.8%, 5/01/2043	1,000,000	1,023,115
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
South Carolina Housing & Finance Development Authority, Multi-Family Mortgage Backed (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	$2,000,000	$2,003,500
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	2,000,000	2,002,354
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	2,000,000	1,966,774
		$12,346,635
Port Revenue – 2.6%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,670,808
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,651,559
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,032,785
		$6,355,152
Sales & Excise Tax Revenue – 2.6%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$190,000	$180,771
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	48,809
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	147,128
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,421,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	294,667
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	160,638
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	4,000	3,574
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	65,554
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	12,579
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	602,618
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	534,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	114,576
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	410,000	299,300
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	270,000	243,000
		$6,128,606
Secondary Schools – 0.8%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	$250,000	$213,084
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Carolina Voyager Project), “A”, 5%, 6/15/2054 (n)	1,000,000	926,427
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	1,000,000	892,108
		$2,031,619
Single Family Housing - State – 10.7%
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$1,195,000	$1,197,708
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	394,063
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.75%, 7/01/2043	235,000	216,373
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.8%, 1/01/2049	230,000	201,767
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.95%, 7/01/2053	965,000	959,797
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.75%, 1/01/2054	850,000	834,103
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 5.75%, 1/01/2054	2,525,000	2,728,233
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.25%, 7/01/2054	1,830,000	2,022,354
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	1,975,000	2,228,049
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.2%, 7/01/2042	1,975,000	1,937,260
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.6%, 7/01/2049	1,870,000	1,832,302
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.9%, 7/01/2053	1,295,000	1,287,983
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2054	1,725,000	1,884,551
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	1,895,000	2,086,534
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 7/01/2050	995,000	998,787
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 1/01/2055	995,000	997,580
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “A”, GNMA, 4.5%, 7/01/2046	1,500,000	1,495,629
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “A”, GNMA, 6%, 7/01/2056	$2,000,000	$2,224,355
		$25,527,428
State & Local Agencies – 10.4%
Anderson County, SC, Detention Facilities Corp. Installment Purchase Rev. (Anderson County Jail Project), “A”, 4.375%, 10/01/2045	$1,485,000	$1,453,925
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	745,000	667,473
Clemson, SC, Public Facilities Corp., Installment Purchase Rev. (City Improvement Project), 5%, 12/01/2050	1,200,000	1,223,968
Columbia, SC, Facilities Corp. Installment Purchase Rev. (City of Columbia Project), “A”, 5%, 6/01/2055	2,000,000	2,051,626
Florence County, SC, School District No. 3 Special Obligation, 4.25%, 12/01/2044	1,050,000	1,006,582
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,072,249
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	341,698
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	311,846
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 5%, 4/01/2043	1,000,000	1,072,023
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 4%, 4/01/2044	1,000,000	970,051
Greer, SC, Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	926,323
Greer, SC, Installment Purchase Rev. (City Improvement Projects), 5%, 9/01/2055	2,000,000	2,040,565
Laurens County, SC, Public Facilities Corp., Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,028,023
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	120,000	139,890
Orangeburg County, SC, Facilities Corp., Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	950,000	845,573
Scago, SC, Educational Facilities, Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	977,201
Scago, SC, Educational Facilities, Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	973,472
South Carolina Job-Economic Develepment Authority, Health Care Facilities Rev. (R.D. Anderson Applied Technology Center Project), 5%, 4/01/2055	2,000,000	2,020,208
South Carolina Woodruff Facilities Corp., Installment Purchase Rev. (Riverbend Athletic Complex), 5%, 4/01/2050	2,335,000	2,375,773
South Carolina Woodruff Facilities Corp., Installment Purchase Rev. (Riverbend Athletic Complex), 5%, 4/01/2055	1,665,000	1,675,789
Summerville, SC, Municipal Facilities Corp., Installment Purchase Rev., 5%, 10/01/2050	1,625,000	1,682,266
		$24,856,524
Tax - Other – 3.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$145,000	$146,740
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	375,000	392,338
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2040	920,000	885,648
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2041	470,000	450,172
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4.25%, 12/01/2049	1,000,000	910,230
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	976,639
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	95,552
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	286,408
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2041	780,000	773,446
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2042	500,000	489,605
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2044	500,000	479,884
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,011,061
		$7,897,723
Tax Assessment – 1.2%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$866,739
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	15,000	14,986
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,237
Dorchester County, SC, Summers Corner Improvement District, Assessment Rev., 5.5%, 10/01/2051	1,000,000	966,768
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.5%, 10/01/2055	1,000,000	996,384
		$2,862,114
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$234,421
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	465,000	374,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	495,000	452,318
		$1,061,689
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 1.0%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$842,281
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	613,972
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	920,000	938,842
		$2,395,095
Universities - Colleges – 6.9%
College of Charleston, SC, Higher Education Facilities Rev., “A”, AGM, 4.25%, 4/01/2050	$2,000,000	$1,896,887
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	54,155
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	66,572
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	390,254
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	3,000,000	2,222,282
South Carolina Clemson University Athletic Facilities Rev., “A”, 5%, 5/01/2050	500,000	518,936
South Carolina Clemson University Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	1,500,000	1,539,271
South Carolina Clemson University Higher Education Rev., “A”, 5%, 5/01/2048	2,000,000	2,082,896
South Carolina Job-Economic Develepment Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2050	1,350,000	1,417,268
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	1,000,000	995,912
South Carolina Jobs-Economic Development Authority Rev. (Wofford College), 5%, 4/01/2049	2,000,000	2,007,576
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2045	1,170,000	1,261,372
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	1,978,958
		$16,432,339
Utilities - Municipal Owned – 4.3%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$200,000	$132,750
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,884
Rock Hill, SC, Combined Utility System Refunding Rev., 5%, 1/01/2046	400,000	419,871
Rock Hill, SC, Combined Utility System Refunding Rev., 5%, 1/01/2047	385,000	401,594
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	898,346
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,012,215
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	590,675
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	501,567
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,079,001
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,193,888
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,053,265
		$10,308,056
Utilities - Other – 4.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,290,358
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,264,078
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,050,000	1,059,665
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	810,000	834,567
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,135,007
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.25%, 11/15/2028	85,000	88,921
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,143,216
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	855,000	873,293
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	728,168
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	315,000	317,439
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,098,505
		$10,833,217
Water & Sewer Utility Revenue – 12.8%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$907,431
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,017,521
Beaufort-Jasper Counties, SC, Waterworks & Sewer System Rev., “A”, 4%, 3/01/2050	4,000,000	3,715,839
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., 5%, 1/01/2047	3,000,000	3,129,291
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054	$2,000,000	$2,076,405
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,036,368
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2050	2,000,000	2,069,569
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	520,352
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,135,245
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2051 (w)	1,725,000	1,785,596
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,426,840
Grand Strand, SC, Waterworks & Sewer Authority, System Improvement Rev., 5%, 6/01/2050	2,720,000	2,832,701
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	410,000	410,252
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	300,000	303,443
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	453,900
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,410,257
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,507,016
South Carolina Inman-Campobello Water District, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,030,155
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	2,000,000	1,888,970
West Columbia, SC, Water & Sewer System Improvement Rev., 5%, 6/01/2055	1,000,000	1,019,081
		$30,676,232
Total Municipal Bonds (Identified Cost, $236,001,188)		$231,174,010
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $246,105)	$373,154	$128,272
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $197,980)	$347,333	$232,713
Mutual Funds (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $9,457,343)	9,456,699	$9,456,699
Other Assets, Less Liabilities – (0.6)%		(1,509,087)
Net Assets – 100.0%		$239,482,607
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-ANN

Portfolio of Investments – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 3.3%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	$1,000,000	$1,027,714
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,025,535
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	955,893
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,697,021
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	2,000,000	2,111,897
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,650,000	1,657,495
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	995,764
		$11,471,319
General Obligations - General Purpose – 8.1%
Alexandria, VA, General Obligation, 5%, 12/15/2037	$2,080,000	$2,363,119
Alexandria, VA, General Obligation, 5%, 12/15/2038	3,585,000	4,044,553
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	1,375,000	1,362,838
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,410,091
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,458,709
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,513,620
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	723,363
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,588,167
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,200,000	1,237,608
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	318,785	348,037
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	133,501	133,256
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	251,000	247,299
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	102,991	99,440
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	140,029	129,585
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	476,628	409,027
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	171,803	124,683
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	1,000,000	1,046,402
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	869,181
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	998,833
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,126,381
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,424,108
Petersburg, VA, General Obligation Refunding, 4.125%, 12/01/2054	3,000,000	2,783,440
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	284,497
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	256,471
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	290,141
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,253,376
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	345,721
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	133,758
		$28,005,704
Healthcare Revenue - Hospitals – 14.0%
Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Health System), “A”, 5%, 9/01/2044	$1,280,000	$1,325,847
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	2,800,000	2,933,740
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,543,542
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	583,313
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	36,719
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5%, 5/15/2051	3,000,000	3,092,767
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,930,801
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,674,940
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,598,628
Henrico County, VA, Economic Development Authority Rev., Health Facilities (Bon Secours Mercy Health, Inc.), “A”, 5%, 11/01/2048	1,500,000	1,512,928
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	1,000,000	1,077,812
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,175,078
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,000,459
Lynchburg, VA, Economic Development Authority, Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,161,731
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lynchburg, VA, Economic Development Authority, Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	$1,320,000	$1,284,178
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,695,011
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2036	1,125,000	1,247,807
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2037	500,000	549,937
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,721,435
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,759,704
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,894,090
Virginia Small Business Financing Authority, Health Care Facilities Refunding Rev. (Mary Washington Healthcare Obligated Group), “A”, 5.25%, 6/15/2055	2,500,000	2,554,395
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	2,937,254
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	601,057
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	400,635
Winchester, VA, Economic Development Authority Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2043	1,065,000	1,121,420
		$48,415,228
Healthcare Revenue - Long Term Care – 3.5%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia), “C”, 5%, 12/01/2037	$765,000	$777,344
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), 4%, 10/01/2040	500,000	482,293
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), 4%, 10/01/2045	720,000	644,567
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), “A”, 5%, 10/01/2052	1,500,000	1,438,563
Lexington, VA, Industrial Development Authority, Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	969,442
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,000,664
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,000,132
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,182,464
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,834,903
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	750,000	770,952
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,000,094
		$12,101,418
Industrial Revenue - Environmental Services – 0.6%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 8/01/2027 (Put Date 8/01/2027)	$1,000,000	$1,008,716
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	963,239
		$1,971,955
Miscellaneous Revenue - Other – 1.2%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,293,131
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	845,023
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	1,015,000	986,285
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	130,674
		$4,255,113
Multi-Family Housing Revenue – 13.8%
Chesapeake, VA, Redevelopment & Housing Authority, Multi-Family Housing Rev. (Forest Cove II Project), 4.5%, 10/01/2040 (Put Date 7/01/2040)	$2,965,000	$3,050,056
Fairfax County, VA, Redevelopment and Housing Authority Multi-Family Housing Rev. (Residences at Government Center 2 - NW4 Project), “A”, FHLMC, 4.7%, 12/01/2044	3,000,000	2,941,515
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	953,512	958,912
Norfolk, VA, Economic Redevelopment and Housing Authority Multi-Family (Oak Park and Colonial Hall), FNMA, 4.25%, 9/01/2042 (Put Date 2/01/2041)	3,969,360	3,882,068
Richmond, VA, Redevelopment & Housing Authority, Multi-Family Mortgage Backed (Chippenham Place Apartments), FNMA, 4.5%, 5/01/2040	3,950,815	3,997,195
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$1,887,346
Virginia Housing Development Authority, Rental Housing, “A”, 4.6%, 9/01/2049	1,000,000	976,570
Virginia Housing Development Authority, Rental Housing, “A”, 4.8%, 9/01/2059	1,000,000	970,603
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	714,910
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,536,711
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,525,592
Virginia Housing Development Authority, Rental Housing, “C”, 4.8%, 12/01/2049	1,000,000	996,805
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	418,915
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,923,440
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	3,807,492
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,496,275
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,252,553
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,696,737
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	630,446
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	4,000,000	4,052,210
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,013,055
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,711,923
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,281,018
		$47,722,347
Parking – 0.5%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	$1,000,000	$1,016,550
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	761,559
		$1,778,109
Port Revenue – 2.0%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$437,835
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	753,636
Virginia Port Authority Facilities Rev., 5.25%, 7/01/2050	1,500,000	1,578,720
Virginia Port Authority Facilities Rev., 5.25%, 7/01/2055	4,000,000	4,162,215
		$6,932,406
Sales & Excise Tax Revenue – 6.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$245,000	$233,100
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5%, 7/01/2054	2,765,000	2,834,072
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 4%, 7/01/2057	4,000,000	3,424,960
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2064	4,000,000	4,145,218
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	77,000	76,699
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	249,000	231,866
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,292,000	5,981,472
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	476,000	469,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	251,000	247,363
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	6,000	5,362
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	122,000	112,642
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	26,000	23,362
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,212,000	1,007,411
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,160,000	891,302
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	556,000	194,814
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	650,000	474,500
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	345,000	310,500
		$20,663,745
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2056 (n)	$325,000	$265,941
Single Family Housing - State – 2.3%
Virginia Housing Development Authority, Commonwealth Mortgage, “E-1”, 4.55%, 10/01/2049	$1,500,000	$1,457,839
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.4%, 10/01/2044	$1,000,000	$990,068
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.55%, 10/01/2049	1,100,000	1,071,357
Virginia Housing Development Authority, Commonwealth Mortgage, “E-3”, 4.6%, 10/01/2049	1,500,000	1,466,312
Virginia Housing Development Authority, Commonwealth Mortgage, “F-3”, 5%, 7/01/2050	3,000,000	3,013,355
		$7,998,931
State & Local Agencies – 8.8%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$1,170,000	$1,048,246
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	981,630
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2038	1,500,000	1,559,677
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,814,594
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	924,276
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	529,058
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,855,236
Loudoun County, VA, Economic Development Authority Rev. (Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,809,929
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	200,000	233,149
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,228,872
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,310,953
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	31,144
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	2,004,828
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,116,317
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	3,685,000	3,816,749
		$30,264,658
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,874
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	299,670
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,110,000	1,093,988
		$1,398,532
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,525,000	$1,544,728
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	245,000	247,941
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	635,000	664,359
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,440,167
		$3,897,195
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$996,529
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	400,000	400,532
		$1,397,061
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$610,000	$491,870
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	760,000	694,468
		$1,186,338
Toll Roads – 6.8%
Chesapeake Bay, VA, Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$2,854,426
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,589,037
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,731,649
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,418,899
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,158,552
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	2,000,000	1,908,668
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2056	$1,000,000	$949,770
Virginia Small Business Financing Authority, Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,888,287
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,407,733
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	1,470,000	1,500,106
		$23,407,127
Transportation - Special Tax – 2.9%
Commonwealth of Virginia, Transportation Capital Projects Refunding Rev., “A”, 4%, 5/15/2035	$2,750,000	$2,773,882
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,587,810
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,586,570
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	3,912,810
		$9,861,072
Universities - Colleges – 6.2%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$265,000	$264,781
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	749,569
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,235,771
Lexington, VA, Industrial Development Authority, Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,016,376
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	325,000	325,236
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	595,388
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 4%, 4/01/2040	250,000	227,439
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 5%, 4/01/2049	800,000	743,993
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2050	500,000	516,586
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2055	500,000	512,971
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,526,072
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2054	2,000,000	2,063,810
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2049	1,000,000	1,043,185
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	855,589
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	872,285
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,515,270
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,235,333
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	364,406
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,053,384
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,067,803
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	932,877
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	683,441
		$21,401,565
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$2,058,360
Utilities - Investor Owned – 1.2%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$4,048,550
Utilities - Municipal Owned – 0.8%
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	$45,000	$44,173
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	184,006
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	342,967
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,838
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	969,862
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	1,455,000	1,275,060
		$2,850,906
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 3.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$2,020,000	$2,119,125
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,715,000	1,730,786
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	1,055,000	1,086,998
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,387,755
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,940,321
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	1,980,000	2,022,362
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,185,266
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	625,000	629,839
		$12,102,452
Water & Sewer Utility Revenue – 9.0%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,038,692
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 7/01/2040	1,045,000	1,055,354
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	430,000	434,935
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,025,379
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,271,005
Hampton Roads, VA, Sanitation District Wastewater Rev., “B”, 5%, 7/01/2054	2,000,000	2,055,486
Henrico County, VA, Water & Sewer System Rev., 4%, 5/01/2046	1,435,000	1,357,310
Prince William County, VA, Water & Sewer System Refunding Rev., 5%, 7/15/2050	750,000	784,589
Prince William County, VA, Water & Sewer System Refunding Rev., 5%, 7/15/2055	1,160,000	1,202,663
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	3,904,739
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,669,300
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,087
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,080
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,505,581
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,733,076
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,105,865
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,423,102
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,486,125
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	748,393
		$30,886,761
Total Municipal Bonds (Identified Cost, $349,078,284)		$336,342,793
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $369,067)	$559,732	$192,408
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $293,108)	$514,224	$344,530
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $7,189,446)	7,189,039	$7,189,039
Other Assets, Less Liabilities – 0.3%		1,026,952
Net Assets – 100.0%		$345,095,722
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-ANN

Portfolio of Investments – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 0.5%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	$445,000	$447,021
General Obligations - General Purpose – 7.8%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$242,677
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	335,000	345,499
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	44,227	46,697
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	42,958	46,900
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	40,735	40,660
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	74,630	73,530
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,426	30,343
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	42,727	39,540
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	143,435	123,091
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	38,044
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	173,859
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	144,929
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	64,621
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2031	1,225,000	1,307,313
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,031,740
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,055,053
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	736,034
		$6,540,530
General Obligations - Schools – 4.4%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$750,000	$750,270
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	1,018,807
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	614,673
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	290,743
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	1,002,286
		$3,676,779
Healthcare Revenue - Hospitals – 15.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$140,501
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,180
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	417,781
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	201,371
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	959,195
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,001,239
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,519,569
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,000,514
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,050,204
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.375%, 9/01/2053	525,000	539,599
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	200,648
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,008,584
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5.5%, 6/01/2050	750,000	783,765
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	732,494
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	921,079
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2053	750,000	750,762
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,220,000	1,936,645
		$13,173,130
Industrial Revenue - Other – 0.7%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$81,768
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	$500,000	$508,454
		$590,222
Miscellaneous Revenue - Other – 5.0%
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	$790,000	$779,737
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	516,522
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	580,016
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	245,000	238,069
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,207
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,032,026
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,050,000	1,023,533
		$4,210,110
Multi-Family Housing Revenue – 0.4%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$274,115	$275,668
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	35,000	34,460
		$310,128
Port Revenue – 0.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$126,156
Sales & Excise Tax Revenue – 6.8%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$71,357
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	920,000	838,668
Ohio County, WV, Special District Excise Tax Improvement & Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “A”, AGM, 5.25%, 6/01/2045	750,000	789,732
Ohio County, WV, Special District Excise Tax Improvement & Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “A”, AGM, 5.5%, 6/01/2054	1,000,000	1,040,270
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	25,000	24,902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	83,000	77,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,842,000	1,751,092
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	158,000	155,710
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	81,797
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	36,009
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	412,000	342,453
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	396,000	304,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	186,000	65,172
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	87,600
		$5,673,507
Single Family Housing - State – 14.3%
West Virginia Housing Development Fund Finance, “A”, 3.875%, 11/01/2044	$710,000	$657,285
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2045	1,000,000	1,002,200
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2048	1,000,000	997,935
West Virginia Housing Development Fund Finance, “A”, 4.55%, 11/01/2049	1,000,000	971,398
West Virginia Housing Development Fund Finance, “B”, 1.8%, 5/01/2026	485,000	484,164
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2044	1,000,000	1,005,239
West Virginia Housing Development Fund Finance, “B”, 4.2%, 11/01/2047	1,000,000	930,202
West Virginia Housing Development Fund Finance, “B”, 4.25%, 11/01/2052	285,000	259,475
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2053	700,000	690,307
West Virginia Housing Development Fund Finance, “C”, 4.625%, 11/01/2042	1,000,000	1,015,937
West Virginia Housing Development Fund Finance, “C”, 4.8%, 11/01/2047	1,000,000	1,000,731
West Virginia Housing Development Fund Finance, “D”, 4.6%, 11/01/2043	1,000,000	1,010,208
West Virginia Housing Development Fund Finance, “D”, 4.8%, 11/01/2048	1,000,000	1,005,301
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund Finance, “D”, 4.45%, 11/01/2049	$1,000,000	$957,308
		$11,987,690
State & Local Agencies – 9.0%
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.625%, 7/01/2042	$750,000	$764,140
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.875%, 7/01/2045	750,000	761,727
Morgantown, WV, Building Commission Lease Rev. (Marilla Park Improvement Project), “A”, 4.5%, 11/01/2045	500,000	491,105
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	1,000,000	901,912
Parkersburg, WV, Municipal Building Commission Lease Rev. (Recreation Facility and Fire Station Projects), 4.375%, 11/01/2054	850,000	764,456
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	500,934
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	467,873
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	508,741
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	500,000	500,948
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,120,000	1,122,344
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,088
		$7,580,268
Tax - Other – 3.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$65,000	$65,780
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	175,000	183,091
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	875,000	911,866
Ohio County, WV, Tax Increment Rev., 5.25%, 6/01/2053	1,000,000	974,140
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	900,000	902,644
		$3,037,521
Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$451,183
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$104,652
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	258,031
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	220,000	201,030
		$563,713
Toll Roads – 1.8%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$260,838
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	914,342
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	365,000	372,475
		$1,547,655
Universities - Colleges – 8.0%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,147,380
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	758,192
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,275,145
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	80,000	80,104
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	500,000	517,649
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,031,417
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	875,000	890,986
		$6,700,873
Universities - Dormitories – 1.3%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	$1,000,000	$1,052,289
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	$100,000	$66,375
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	136,178
MSTBFS-ANN

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	$10,000	$9,954
		$212,507
Utilities - Other – 3.3%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$565,000	$592,726
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	592,371
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	415,000	418,820
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	534,899
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	315,000	321,739
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	329,536
		$2,790,091
Water & Sewer Utility Revenue – 12.0%
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.25%, 12/01/2049	$1,000,000	$951,506
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.25%, 6/01/2045	1,000,000	960,436
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.375%, 6/01/2049	1,000,000	942,223
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	932,474
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	180,000	180,111
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	135,000	136,549
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,303
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,052,191
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,490,488
Wheeling, WV, Combined Waterworks & Sewerage System Improvement Rev., “B”, BAM, 5.25%, 6/01/2050	1,000,000	1,032,623
Wheeling, WV, Combined Waterworks & Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,292,823
		$10,047,727
Total Municipal Bonds (Identified Cost, $83,767,143)		$80,719,100
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $122,962)	$186,577	$64,136
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $89,437)	$156,906	$105,127
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $1,324,488)	1,324,489	$1,324,489
Other Assets, Less Liabilities – 1.9%		1,575,417
Net Assets – 100.0%		$83,788,269
Portfolio Footnotes:
(a)
Non-income producing security.
(d)
In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$528,100	$60,517,759
New York Fund	3,215,398	181,942,038
North Carolina Fund	16,048,086	535,339,387
Pennsylvania Fund	1,642,740	185,516,576
South Carolina Fund	9,456,699	231,534,995
Virginia Fund	7,189,039	336,879,731
West Virginia Fund	1,324,489	80,888,363
MSTBFS-ANN

Portfolio of Investments – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$1,270,247	2.1%
New York Fund	6,138,541	3.3%
North Carolina Fund	2,909,217	0.5%
Pennsylvania Fund	5,887,033	3.1%
South Carolina Fund	4,193,806	1.8%
Virginia Fund	5,866,046	1.7%
West Virginia Fund	2,564,054	3.1%
(u)
Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)
When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
New York Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$229,167	$229,500
% of Net assets			0.1%

North Carolina Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$436,028	$436,500
% of Net assets			0.1%

Pennsylvania Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$183,622	$184,500
% of Net assets			0.1%

South Carolina Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$242,830	$243,000
% of Net assets			0.1%

Virginia Fund
Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$310,214	$310,500
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements
MSTBFS-ANN

Financial Statements
Statements of Assets and Liabilities
At 3/31/26
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $62,652,551, $187,660,372, $546,162,940, and $190,273,483, respectively)	$60,517,759	$181,942,038	$535,339,387	$185,516,576
Investments in affiliated issuers, at value (identified cost, $528,100, $3,215,409, $16,048,630, and $1,642,726, respectively)	528,100	3,215,398	16,048,086	1,642,740
Cash	—	2	—	—
Receivables for
Investments sold	15,000	35,000	—	1,789,946
Fund shares sold	27,683	14,949	724,217	567,689
Interest	841,738	2,731,805	7,312,685	2,675,810
Receivable from investment adviser	15,279	23,622	10,739	22,964
Other assets	292	567	1,223	568
Total assets	$61,945,851	$187,963,381	$559,436,337	$192,216,293
Liabilities
Payables for
Distributions	$8,235	$72,992	$142,288	$59,205
Investments purchased	—	—	10,814,409	—
Interest expense and fees	—	5,478	—	15,335
Fund shares reacquired	225,364	253,410	1,610,246	491,824
When-issued investments purchased	—	—	—	1,019,660
Payable to the holders of the floating rate certificates	—	500,000	—	1,250,000
Payable to affiliates
Administrative services fee	104	196	461	198
Shareholder servicing costs	9,528	40,784	96,482	32,824
Distribution and service fees	283	1,695	5,204	633
Payable for independent Trustees' compensation	542	905	1,974	922
Payable for audit and tax fees	70,851	70,856	70,868	70,856
Accrued expenses and other liabilities	15,016	19,582	49,568	23,470
Total liabilities	$329,923	$965,898	$12,791,500	$2,964,927
Net assets	$61,615,928	$186,997,483	$546,644,837	$189,251,366
Net assets consist of
Paid-in capital	$70,289,722	$207,982,374	$590,672,448	$203,105,650
Total distributable earnings (loss)	(8,673,794)	(20,984,891)	(44,027,611)	(13,854,284)
Net assets	$61,615,928	$186,997,483	$546,644,837	$189,251,366

Statements of Assets and Liabilities – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$51,350,783	$116,728,229	$347,629,166	$115,932,436
Class B	53,283	64,986	42,998	84,030
Class C	—	2,242,512	8,594,233	—
Class I	6,720,271	58,322,926	144,059,800	50,926,857
Class R6	3,491,591	9,638,830	46,318,640	22,308,043
Total net assets	$61,615,928	$186,997,483	$546,644,837	$189,251,366
Shares of beneficial interest outstanding
Class A	5,841,857	11,730,394	32,494,558	12,236,041
Class B	6,055	6,550	4,025	8,847
Class C	—	225,626	803,840	—
Class I	765,877	6,627,963	16,153,627	5,641,146
Class R6	397,817	1,093,931	5,193,954	2,470,733
Total shares of beneficial interest outstanding	7,011,606	19,684,464	54,650,004	20,356,767
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.79	$9.95	$10.70	$9.47
Offering price per share (100 / 95.75 x net asset value per share)	$9.18	$10.39	$11.17	$9.89
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.80	$9.92	$10.68	$9.50
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.94	$10.69	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.77	$8.80	$8.92	$9.03
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.78	$8.81	$8.92	$9.03
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 3/31/26	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $236,445,273, $349,740,459, and $83,979,542, respectively)	$231,534,995	$336,879,731	$80,888,363
Investments in affiliated issuers, at value (identified cost, $9,457,343, $7,189,446, and $1,324,488, respectively)	9,456,699	7,189,039	1,324,489
Receivables for
Investments sold	101,469	—	405,000
Fund shares sold	594,892	76,675	66,217
Interest	3,068,738	4,723,299	1,278,721
Receivable from investment adviser	11,809	22,924	14,539
Other assets	631	892	368
Total assets	$244,769,233	$348,892,560	$83,977,697
Liabilities
Payable to custodian	$—	$1	$1
Payables for
Distributions	49,359	62,069	9,194
Investments purchased	2,000,000	—	—
Interest expense and fees	6,716	24,758	—
Fund shares reacquired	332,612	687,467	79,936
When-issued investments purchased	1,777,423	—	—
Payable to the holders of the floating rate certificates	985,828	2,846,116	—
Payable to affiliates
Administrative services fee	234	313	120
Shareholder servicing costs	39,266	68,430	13,989
Distribution and service fees	2,004	2,969	793
Payable for independent Trustees' compensation	1,038	1,441	615
Payable for audit and tax fees	70,856	70,864	70,853
Accrued expenses and other liabilities	21,290	32,410	13,927
Total liabilities	$5,286,626	$3,796,838	$189,428
Net assets	$239,482,607	$345,095,722	$83,788,269
Net assets consist of
Paid-in capital	$266,879,886	$381,979,154	$94,392,271
Total distributable earnings (loss)	(27,397,279)	(36,883,432)	(10,604,002)
Net assets	$239,482,607	$345,095,722	$83,788,269

Statements of Assets and Liabilities – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$148,847,143	$210,896,562	$58,039,978
Class B	30,575	45,279	52,679
Class C	—	1,938,732	—
Class I	68,550,552	107,165,598	20,177,530
Class R6	22,054,337	25,049,551	5,518,082
Total net assets	$239,482,607	$345,095,722	$83,788,269
Shares of beneficial interest outstanding
Class A	13,594,568	20,832,120	5,774,064
Class B	2,795	4,478	5,246
Class C	—	191,555	—
Class I	7,727,556	12,180,032	2,280,703
Class R6	2,485,821	2,844,866	623,828
Total shares of beneficial interest outstanding	23,810,740	36,053,051	8,683,841
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.95	$10.12	$10.05
Offering price per share (100 / 95.75 x net asset value per share)	$11.44	$10.57	$10.50
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.94	$10.11	$10.04
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.12	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.87	$8.80	$8.85
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.87	$8.81	$8.85
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 3/31/26
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$2,634,066	$7,899,455	$20,271,912	$7,236,384
Dividends from affiliated issuers	42,436	157,294	644,987	242,605
Other	18	34	67	1,033
Total investment income	$2,676,520	$8,056,783	$20,916,966	$7,480,022
Expenses
Management fee	$287,377	$814,476	$2,251,487	$800,360
Distribution and service fees	136,863	330,649	910,332	280,354
Shareholder servicing costs	40,427	166,599	368,276	138,780
Administrative services fee	19,274	34,278	75,201	33,882
Independent Trustees' compensation	3,314	5,655	13,976	5,562
Custodian fee	16,303	29,337	56,283	34,234
Shareholder communications	11,447	12,414	19,413	12,612
Audit and tax fees	71,679	71,685	71,696	71,685
Legal fees	8,394	22,808	23,321	22,137
Registration fees	68,366	81,445	97,474	71,043
Interest expense and fees	—	6,371	—	31,106
Miscellaneous	31,629	33,263	38,193	32,749
Total expenses	$695,073	$1,608,980	$3,925,652	$1,534,504
Fees paid indirectly	(6)	(22)	(54)	(8)
Reduction of expenses by investment adviser and distributor	(220,614)	(228,964)	(92,807)	(357,216)
Net expenses	$474,453	$1,379,994	$3,832,791	$1,177,280
Net investment income (loss)	$2,202,067	$6,676,789	$17,084,175	$6,302,742
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(313,656)	$(540,536)	$(1,190,714)	$(443,480)
Affiliated issuers	(39)	(205)	747	(504)
Net realized gain (loss)	$(313,695)	$(540,741)	$(1,189,967)	$(443,984)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$778,428	$344,948	$3,531,563	$1,363,148
Affiliated issuers	(8)	(35)	(815)	(35)
Net unrealized gain (loss)	$778,420	$344,913	$3,530,748	$1,363,113
Net realized and unrealized gain (loss)	$464,725	$(195,828)	$2,340,781	$919,129
Change in net assets from operations	$2,666,792	$6,480,961	$19,424,956	$7,221,871
See Notes to Financial Statements

Statements of Operations – continued

Year ended 3/31/26	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$9,347,805	$13,838,939	$3,445,754
Dividends from affiliated issuers	246,327	463,776	73,627
Other	38	56	22
Total investment income	$9,594,170	$14,302,771	$3,519,403
Expenses
Management fee	$997,245	$1,567,135	$387,329
Distribution and service fees	363,022	564,014	151,740
Shareholder servicing costs	149,587	283,356	60,995
Administrative services fee	39,485	55,668	22,116
Independent Trustees' compensation	8,475	11,131	5,799
Custodian fee	33,261	45,160	18,751
Shareholder communications	13,491	15,436	11,693
Audit and tax fees	71,685	71,692	71,681
Legal fees	18,838	21,776	5,766
Registration fees	68,971	84,620	69,381
Interest expense and fees	33,887	81,607	—
Miscellaneous	33,157	34,942	32,277
Total expenses	$1,831,104	$2,836,537	$837,528
Fees paid indirectly	(135)	(55)	(12)
Reduction of expenses by investment adviser and distributor	(141,241)	(261,674)	(156,465)
Net expenses	$1,689,728	$2,574,808	$681,051
Net investment income (loss)	$7,904,442	$11,727,963	$2,838,352
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,706,137)	$(716,704)	$(555,006)
Affiliated issuers	(763)	1,100	(29)
Net realized gain (loss)	$(1,706,900)	$(715,604)	$(555,035)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,850,746	$1,068,716	$934,770
Affiliated issuers	(679)	(407)	(2)
Net unrealized gain (loss)	$1,850,067	$1,068,309	$934,768
Net realized and unrealized gain (loss)	$143,167	$352,705	$379,733
Change in net assets from operations	$8,047,609	$12,080,668	$3,218,085
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/26	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,202,067	$6,676,789	$17,084,175	$6,302,742
Net realized gain (loss)	(313,695)	(540,741)	(1,189,967)	(443,984)
Net unrealized gain (loss)	778,420	344,913	3,530,748	1,363,113
Change in net assets from operations	$2,666,792	$6,480,961	$19,424,956	$7,221,871
Total distributions to shareholders	$(2,208,010)	$(6,605,602)	$(17,072,197)	$(6,261,002)
Change in net assets from fund share transactions	$(7,588,272)	$6,515,011	$95,400,133	$22,563,339
Total change in net assets	$(7,129,490)	$6,390,370	$97,752,892	$23,524,208
Net assets
At beginning of period	68,745,418	180,607,113	448,891,945	165,727,158
At end of period	$61,615,928	$186,997,483	$546,644,837	$189,251,366

Year ended 3/31/26	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$7,904,442	$11,727,963	$2,838,352
Net realized gain (loss)	(1,706,900)	(715,604)	(555,035)
Net unrealized gain (loss)	1,850,067	1,068,309	934,768
Change in net assets from operations	$8,047,609	$12,080,668	$3,218,085
Total distributions to shareholders	$(7,916,749)	$(11,720,083)	$(2,826,717)
Change in net assets from fund share transactions	$18,062,966	$(1,825,083)	$(7,317,800)
Total change in net assets	$18,193,826	$(1,464,498)	$(6,926,432)
Net assets
At beginning of period	221,288,781	346,560,220	90,714,701
At end of period	$239,482,607	$345,095,722	$83,788,269
See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/25	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,253,755	$6,195,573	$14,477,365	$5,407,273
Net realized gain (loss)	(641,925)	(273,979)	(2,032,842)	(512,925)
Net unrealized gain (loss)	(706,942)	(2,271,874)	(5,166,804)	(1,057,347)
Change in net assets from operations	$904,888	$3,649,720	$7,277,719	$3,837,001
Total distributions to shareholders	$(2,243,120)	$(6,172,928)	$(14,407,930)	$(5,422,955)
Change in net assets from fund share transactions	$(9,337,039)	$10,788,662	$4,608,406	$5,131,503
Total change in net assets	$(10,675,271)	$8,265,454	$(2,521,805)	$3,545,549
Net assets
At beginning of period	79,420,689	172,341,659	451,413,750	162,181,609
At end of period	$68,745,418	$180,607,113	$448,891,945	$165,727,158

Year ended 3/31/25	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$7,039,511	$11,137,351	$2,889,036
Net realized gain (loss)	(958,794)	(1,502,790)	(109,349)
Net unrealized gain (loss)	(2,921,909)	(4,688,910)	(1,231,615)
Change in net assets from operations	$3,158,808	$4,945,651	$1,548,072
Total distributions to shareholders	$(7,049,222)	$(11,086,575)	$(2,906,751)
Change in net assets from fund share transactions	$11,624,694	$(5,241,311)	$(1,961,679)
Total change in net assets	$7,734,280	$(11,382,235)	$(3,320,358)
Net assets
At beginning of period	213,554,501	357,942,455	94,035,059
At end of period	$221,288,781	$346,560,220	$90,714,701
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Mississippi Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.72	$8.88	$8.92	$9.33	$9.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.27	$0.24	$0.21	$0.19
Net realized and unrealized gain (loss)	0.07	(0.16)	(0.03)	(0.39)	(0.57)
Total from investment operations	$0.37	$0.11	$0.21	$(0.18)	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.27)	$(0.25)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$8.79	$8.72	$8.88	$8.92	$9.33
Total return (%) (r)(s)(t)(x)	4.32	1.22	2.42	(1.93)	(3.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.08	1.03	1.01	0.97
Expenses after expense reductions (f)	0.76	0.81	0.87	0.85	0.80
Net investment income (loss)	3.43	3.05	2.76	2.41	1.90
Portfolio turnover rate	7	16	22	19	13
Net assets at end of period (000 omitted)	$51,351	$59,313	$69,552	$73,256	$81,093

	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.73	$8.89	$8.92	$9.35	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.19	$0.15	$0.12
Net realized and unrealized gain (loss)	0.07	(0.16)	(0.03)	(0.41)	(0.57)
Total from investment operations	$0.31	$0.05	$0.16	$(0.26)	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.21)	$(0.19)	$(0.17)	$(0.12)
Net asset value, end of period (x)	$8.80	$8.73	$8.89	$8.92	$9.35
Total return (%) (r)(s)(t)(x)	3.65	0.57	1.88	(2.78)	(4.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	1.83	1.79	1.76	1.72
Expenses after expense reductions (f)	1.41	1.45	1.52	1.50	1.45
Net investment income (loss)	2.78	2.40	2.12	1.71	1.26
Portfolio turnover rate	7	16	22	19	13
Net assets at end of period (000 omitted)	$53	$51	$54	$8	$90

See Notes to Financial Statements

Financial Highlights − continued
MFS Mississippi Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.70	$8.87	$8.90	$9.31	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.25	$0.22	$0.20
Net realized and unrealized gain (loss)	0.07	(0.17)	(0.02)	(0.40)	(0.58)
Total from investment operations	$0.38	$0.11	$0.23	$(0.18)	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.28)	$(0.26)	$(0.23)	$(0.20)
Net asset value, end of period (x)	$8.77	$8.70	$8.87	$8.90	$9.31
Total return (%) (r)(s)(t)(x)	4.43	1.21	2.64	(1.85)	(3.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.83	0.78	0.76	0.72
Expenses after expense reductions (f)	0.66	0.71	0.77	0.75	0.70
Net investment income (loss)	3.53	3.15	2.86	2.50	2.00
Portfolio turnover rate	7	16	22	19	13
Net assets at end of period (000 omitted)	$6,720	$6,452	$6,779	$7,777	$13,661

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.70	$8.87	$8.90	$9.31	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.26	$0.23	$0.20
Net realized and unrealized gain (loss)	0.08	(0.17)	(0.03)	(0.40)	(0.58)
Total from investment operations	$0.39	$0.11	$0.23	$(0.17)	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.28)	$(0.26)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$8.78	$8.70	$8.87	$8.90	$9.31
Total return (%) (r)(s)(t)(x)	4.60	1.26	2.70	(1.78)	(3.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	0.76	0.72	0.70	0.65
Expenses after expense reductions (f)	0.60	0.64	0.71	0.68	0.64
Net investment income (loss)	3.59	3.20	2.92	2.57	2.06
Portfolio turnover rate	7	16	22	19	13
Net assets at end of period (000 omitted)	$3,492	$2,929	$3,035	$2,874	$3,327

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.95	$10.09	$10.01	$10.62	$11.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.35	$0.33	$0.29	$0.24
Net realized and unrealized gain (loss)	(0.00)(w)	(0.14)	0.10	(0.60)	(0.71)
Total from investment operations	$0.36	$0.21	$0.43	$(0.31)	$(0.47)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.35)	$(0.35)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$9.95	$9.95	$10.09	$10.01	$10.62
Total return (%) (r)(s)(t)(x)	3.64	2.04	4.41	(2.91)	(4.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.96	0.95	0.91	0.88
Expenses after expense reductions (f)	0.83	0.83	0.83	0.83	0.83
Net investment income (loss)	3.62	3.43	3.39	2.86	2.09
Portfolio turnover rate	15	12	29	35	19
Net assets at end of period (000 omitted)	$116,728	$125,186	$123,265	$126,231	$153,525
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.83	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.92	$10.06	$9.98	$10.60	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.27	$0.26	$0.21	$0.15
Net realized and unrealized gain (loss)	(0.00)(w)	(0.14)	0.09	(0.61)	(0.71)
Total from investment operations	$0.28	$0.13	$0.35	$(0.40)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.27)	$(0.22)	$(0.15)
Net asset value, end of period (x)	$9.92	$9.92	$10.06	$9.98	$10.60
Total return (%) (r)(s)(t)(x)	2.87	1.28	3.64	(3.74)	(5.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	1.70	1.70	1.66	1.63
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	2.88	2.69	2.64	2.10	1.35
Portfolio turnover rate	15	12	29	35	19
Net assets at end of period (000 omitted)	$65	$208	$438	$516	$725
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	N/A	N/A	N/A	N/A

	Year ended
Class C	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.94	$10.07	$9.99	$10.61	$11.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.27	$0.26	$0.21	$0.15
Net realized and unrealized gain (loss)	(0.00)(w)	(0.13)	0.09	(0.61)	(0.71)
Total from investment operations	$0.28	$0.14	$0.35	$(0.40)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.27)	$(0.22)	$(0.15)
Net asset value, end of period (x)	$9.94	$9.94	$10.07	$9.99	$10.61
Total return (%) (r)(s)(t)(x)	2.87	1.38	3.64	(3.73)	(5.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	1.70	1.70	1.66	1.63
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	2.88	2.69	2.64	2.09	1.34
Portfolio turnover rate	15	12	29	35	19
Net assets at end of period (000 omitted)	$2,243	$3,493	$4,590	$6,462	$9,646
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.80	$8.92	$8.85	$9.39	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.33	$0.32	$0.27	$0.24
Net realized and unrealized gain (loss)	(0.00)(w)	(0.12)	0.08	(0.53)	(0.64)
Total from investment operations	$0.34	$0.21	$0.40	$(0.26)	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.33)	$(0.33)	$(0.28)	$(0.23)
Net asset value, end of period (x)	$8.80	$8.80	$8.92	$8.85	$9.39
Total return (%) (r)(s)(t)(x)	3.89	2.34	4.66	(2.67)	(4.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.71	0.70	0.66	0.62
Expenses after expense reductions (f)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	3.86	3.68	3.64	3.10	2.32
Portfolio turnover rate	15	12	29	35	19
Net assets at end of period (000 omitted)	$58,323	$44,430	$37,821	$36,516	$44,708
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	N/A	N/A	N/A	N/A

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.81	$8.93	$8.84	$9.39	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.34	$0.31	$0.28	$0.25
Net realized and unrealized gain (loss)	(0.01)	(0.12)	0.12	(0.54)	(0.64)
Total from investment operations	$0.34	$0.22	$0.43	$(0.26)	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.34)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$8.81	$8.81	$8.93	$8.84	$9.39
Total return (%) (r)(s)(t)(x)	3.98	2.42	4.97	(2.70)	(4.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.63	0.60	0.58	0.57
Expenses after expense reductions (f)	0.50	0.50	0.50	0.50	0.51
Net investment income (loss)	3.95	3.76	3.56	3.21	2.51
Portfolio turnover rate	15	12	29	35	19
Net assets at end of period (000 omitted)	$9,639	$7,290	$6,227	$48,058	$50,925
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.67	$10.83	$10.81	$11.25	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.34	$0.31	$0.25	$0.21
Net realized and unrealized gain (loss)	0.03	(0.16)	0.03	(0.43)	(0.67)
Total from investment operations	$0.39	$0.18	$0.34	$(0.18)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.34)	$(0.32)	$(0.26)	$(0.20)
Net asset value, end of period (x)	$10.70	$10.67	$10.83	$10.81	$11.25
Total return (%) (r)(s)(t)(x)	3.68	1.64	3.23	(1.56)	(3.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.86	0.86	0.85	0.84
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.83
Net investment income (loss)	3.34	3.13	2.90	2.30	1.74
Portfolio turnover rate	6	20	25	30	16
Net assets at end of period (000 omitted)	$347,629	$283,744	$295,849	$302,524	$354,752

	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.65	$10.81	$10.80	$11.24	$11.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.26	$0.23	$0.16	$0.12
Net realized and unrealized gain (loss)	0.03	(0.16)	0.02	(0.42)	(0.67)
Total from investment operations	$0.31	$0.10	$0.25	$(0.26)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.26)	$(0.24)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$10.68	$10.65	$10.81	$10.80	$11.24
Total return (%) (r)(s)(t)(x)	2.91	0.88	2.37	(2.29)	(4.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.61	1.61	1.59
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.58
Net investment income (loss)	2.60	2.37	2.15	1.51	0.99
Portfolio turnover rate	6	20	25	30	16
Net assets at end of period (000 omitted)	$43	$80	$140	$165	$323

See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund − continued
	Year ended
Class C	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.66	$10.82	$10.81	$11.25	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.26	$0.23	$0.17	$0.12
Net realized and unrealized gain (loss)	0.03	(0.16)	0.02	(0.43)	(0.67)
Total from investment operations	$0.31	$0.10	$0.25	$(0.26)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.26)	$(0.24)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$10.69	$10.66	$10.82	$10.81	$11.25
Total return (%) (r)(s)(t)(x)	2.92	0.88	2.37	(2.29)	(4.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.61	1.60	1.59
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.58
Net investment income (loss)	2.61	2.38	2.15	1.54	0.99
Portfolio turnover rate	6	20	25	30	16
Net assets at end of period (000 omitted)	$8,594	$12,615	$16,267	$21,315	$28,828

	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.89	$9.03	$9.01	$9.38	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.28	$0.23	$0.20
Net realized and unrealized gain (loss)	0.03	(0.15)	0.03	(0.36)	(0.56)
Total from investment operations	$0.35	$0.16	$0.31	$(0.13)	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.29)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$8.92	$8.89	$9.03	$9.01	$9.38
Total return (%) (r)(s)(t)(x)	3.99	1.81	3.52	(1.35)	(3.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.61	0.61	0.60	0.59
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.58
Net investment income (loss)	3.59	3.38	3.15	2.54	1.99
Portfolio turnover rate	6	20	25	30	16
Net assets at end of period (000 omitted)	$144,060	$109,352	$102,556	$97,036	$116,857

See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund − continued
	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.89	$9.03	$9.01	$9.38	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.29	$0.23	$0.20
Net realized and unrealized gain (loss)	0.03	(0.14)	0.02	(0.36)	(0.55)
Total from investment operations	$0.36	$0.17	$0.31	$(0.13)	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.29)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$8.92	$8.89	$9.03	$9.01	$9.38
Total return (%) (r)(s)(t)(x)	4.07	1.89	3.59	(1.28)	(3.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.54	0.54	0.53	0.52
Expenses after expense reductions (f)	0.52	0.52	0.52	0.52	0.51
Net investment income (loss)	3.67	3.45	3.22	2.61	2.05
Portfolio turnover rate	6	20	25	30	16
Net assets at end of period (000 omitted)	$46,319	$43,101	$36,601	$31,269	$40,985

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.43	$9.52	$9.55	$10.05	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.30	$0.25	$0.21
Net realized and unrealized gain (loss)	0.04	(0.09)	(0.02)	(0.49)	(0.55)
Total from investment operations	$0.37	$0.22	$0.28	$(0.24)	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.31)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$9.47	$9.43	$9.52	$9.55	$10.05
Total return (%) (r)(s)(t)(x)	3.97	2.34	3.01	(2.31)	(3.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.95	0.95	0.93	0.91
Expenses after expense reductions (f)	0.71	0.69	0.69	0.69	0.71
Net investment income (loss)	3.50	3.26	3.18	2.65	2.02
Portfolio turnover rate	8	19	19	29	19
Net assets at end of period (000 omitted)	$115,932	$108,801	$110,625	$113,427	$132,466
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.69	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.45	$9.54	$9.57	$10.07	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.23	$0.18	$0.14
Net realized and unrealized gain (loss)	0.05	(0.09)	(0.02)	(0.49)	(0.56)
Total from investment operations	$0.31	$0.15	$0.21	$(0.31)	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.24)	$(0.19)	$(0.13)
Net asset value, end of period (x)	$9.50	$9.45	$9.54	$9.57	$10.07
Total return (%) (r)(s)(t)(x)	3.31	1.59	2.24	(3.03)	(4.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	1.70	1.70	1.68	1.66
Expenses after expense reductions (f)	1.45	1.44	1.44	1.44	1.46
Net investment income (loss)	2.76	2.51	2.43	1.89	1.27
Portfolio turnover rate	8	19	19	29	19
Net assets at end of period (000 omitted)	$84	$166	$288	$414	$577
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.44	N/A	N/A	N/A	N/A

	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.98	$9.07	$9.10	$9.57	$10.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.29	$0.25	$0.21
Net realized and unrealized gain (loss)	0.05	(0.09)	(0.02)	(0.46)	(0.52)
Total from investment operations	$0.37	$0.22	$0.27	$(0.21)	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.30)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$9.03	$8.98	$9.07	$9.10	$9.57
Total return (%) (r)(s)(t)(x)	4.20	2.39	3.09	(2.15)	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.70	0.70	0.68	0.66
Expenses after expense reductions (f)	0.61	0.59	0.59	0.59	0.61
Net investment income (loss)	3.59	3.36	3.27	2.74	2.11
Portfolio turnover rate	8	19	19	29	19
Net assets at end of period (000 omitted)	$50,927	$35,386	$31,002	$31,571	$37,530
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.59	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund − continued
	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.99	$9.07	$9.10	$9.58	$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.30	$0.26	$0.22
Net realized and unrealized gain (loss)	0.04	(0.08)	(0.02)	(0.48)	(0.52)
Total from investment operations	$0.37	$0.23	$0.28	$(0.22)	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.31)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$9.03	$8.99	$9.07	$9.10	$9.58
Total return (%) (r)(s)(t)(x)	4.17	2.58	3.16	(2.19)	(3.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	0.63	0.63	0.61	0.59
Expenses after expense reductions (f)	0.53	0.52	0.52	0.52	0.54
Net investment income (loss)	3.67	3.42	3.34	2.83	2.18
Portfolio turnover rate	8	19	19	29	19
Net assets at end of period (000 omitted)	$22,308	$21,375	$20,268	$20,702	$20,559
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.52	N/A	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.92	$11.11	$11.08	$11.61	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.35	$0.32	$0.25	$0.19
Net realized and unrealized gain (loss)	0.03	(0.19)	0.03	(0.52)	(0.69)
Total from investment operations	$0.41	$0.16	$0.35	$(0.27)	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.35)	$(0.32)	$(0.26)	$(0.19)
Net asset value, end of period (x)	$10.95	$10.92	$11.11	$11.08	$11.61
Total return (%) (r)(s)(t)(x)	3.82	1.41	3.27	(2.26)	(4.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.90	0.90	0.88	0.86
Expenses after expense reductions (f)	0.86	0.84	0.84	0.84	0.84
Net investment income (loss)	3.48	3.12	2.90	2.27	1.55
Portfolio turnover rate	21	19	25	28	22
Net assets at end of period (000 omitted)	$148,847	$147,558	$149,893	$154,644	$204,883
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.84	0.84	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.92	$11.11	$11.08	$11.60	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.26	$0.23	$0.17	$0.10
Net realized and unrealized gain (loss)	0.02	(0.19)	0.04	(0.51)	(0.70)
Total from investment operations	$0.32	$0.07	$0.27	$(0.34)	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.24)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$10.94	$10.92	$11.11	$11.08	$11.60
Total return (%) (r)(s)(t)(x)	2.96	0.66	2.50	(2.91)	(4.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.65	1.65	1.63	1.61
Expenses after expense reductions (f)	1.60	1.59	1.59	1.59	1.59
Net investment income (loss)	2.72	2.38	2.12	1.55	0.81
Portfolio turnover rate	21	19	25	28	22
Net assets at end of period (000 omitted)	$31	$47	$48	$137	$146
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.59	1.59	N/A	N/A	N/A

	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.85	$9.00	$8.98	$9.40	$9.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.30	$0.28	$0.23	$0.18
Net realized and unrealized gain (loss)	0.02	(0.15)	0.02	(0.42)	(0.57)
Total from investment operations	$0.35	$0.15	$0.30	$(0.19)	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.30)	$(0.28)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$8.87	$8.85	$9.00	$8.98	$9.40
Total return (%) (r)(s)(t)(x)	4.02	1.70	3.48	(1.93)	(4.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.65	0.65	0.63	0.61
Expenses after expense reductions (f)	0.61	0.59	0.59	0.59	0.59
Net investment income (loss)	3.72	3.37	3.15	2.52	1.80
Portfolio turnover rate	21	19	25	28	22
Net assets at end of period (000 omitted)	$68,551	$53,058	$46,523	$44,457	$56,292
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.59	0.59	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.85	$9.00	$8.98	$9.41	$9.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.31	$0.28	$0.23	$0.19
Net realized and unrealized gain (loss)	0.02	(0.15)	0.03	(0.42)	(0.57)
Total from investment operations	$0.36	$0.16	$0.31	$(0.19)	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.31)	$(0.29)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$8.87	$8.85	$9.00	$8.98	$9.41
Total return (%) (r)(s)(t)(x)	4.10	1.77	3.54	(1.96)	(3.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.59	0.58	0.57	0.55
Expenses after expense reductions (f)	0.54	0.53	0.53	0.53	0.53
Net investment income (loss)	3.79	3.43	3.21	2.59	1.86
Portfolio turnover rate	21	19	25	28	22
Net assets at end of period (000 omitted)	$22,054	$20,626	$17,091	$14,088	$18,450
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.52	0.52	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.11	$10.29	$10.29	$10.77	$11.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.29	$0.26	$0.24
Net realized and unrealized gain (loss)	0.01	(0.19)	0.01	(0.48)	(0.65)
Total from investment operations	$0.34	$0.13	$0.30	$(0.22)	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.30)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$10.12	$10.11	$10.29	$10.29	$10.77
Total return (%) (r)(s)(t)(x)	3.42	1.29	2.99	(1.96)	(3.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.89	0.88	0.87	0.87
Expenses after expense reductions (f)	0.83	0.82	0.81	0.81	0.81
Net investment income (loss)	3.28	3.06	2.86	2.52	2.14
Portfolio turnover rate	9	14	21	34	23
Net assets at end of period (000 omitted)	$210,897	$210,510	$226,140	$247,207	$246,986
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	0.81	N/A	N/A	0.81

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.10	$10.28	$10.28	$10.76	$11.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.21	$0.18	$0.16
Net realized and unrealized gain (loss)	0.01	(0.18)	0.01	(0.47)	(0.66)
Total from investment operations	$0.27	$0.06	$0.22	$(0.29)	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.22)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$10.11	$10.10	$10.28	$10.28	$10.76
Total return (%) (r)(s)(t)(x)	2.66	0.53	2.23	(2.68)	(4.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.64	1.63	1.63	1.62
Expenses after expense reductions (f)	1.58	1.57	1.56	1.56	1.56
Net investment income (loss)	2.53	2.30	2.11	1.76	1.39
Portfolio turnover rate	9	14	21	34	23
Net assets at end of period (000 omitted)	$45	$49	$211	$237	$387
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	1.56	N/A	N/A	1.56

	Year ended
Class C	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.11	$10.29	$10.29	$10.77	$11.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.21	$0.18	$0.16
Net realized and unrealized gain (loss)	0.01	(0.18)	0.01	(0.47)	(0.66)
Total from investment operations	$0.27	$0.06	$0.22	$(0.29)	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.22)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$10.12	$10.11	$10.29	$10.29	$10.77
Total return (%) (r)(s)(t)(x)	2.66	0.54	2.23	(2.69)	(4.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.64	1.63	1.63	1.62
Expenses after expense reductions (f)	1.58	1.57	1.56	1.56	1.56
Net investment income (loss)	2.54	2.31	2.10	1.76	1.39
Portfolio turnover rate	9	14	21	34	23
Net assets at end of period (000 omitted)	$1,939	$3,324	$5,880	$8,671	$11,754
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	1.56	N/A	N/A	1.56

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.79	$8.94	$8.94	$9.36	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.27	$0.25	$0.24
Net realized and unrealized gain (loss)	0.01	(0.16)	0.01	(0.42)	(0.58)
Total from investment operations	$0.32	$0.14	$0.28	$(0.17)	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.28)	$(0.25)	$(0.23)
Net asset value, end of period (x)	$8.80	$8.79	$8.94	$8.94	$9.36
Total return (%) (r)(s)(t)(x)	3.69	1.61	3.24	(1.75)	(3.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.65	0.63	0.62	0.62
Expenses after expense reductions (f)	0.58	0.57	0.56	0.56	0.56
Net investment income (loss)	3.52	3.31	3.11	2.76	2.39
Portfolio turnover rate	9	14	21	34	23
Net assets at end of period (000 omitted)	$107,166	$103,646	$100,954	$85,821	$88,808
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	0.56	N/A	N/A	0.56

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.79	$8.95	$8.95	$9.37	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.28	$0.25	$0.24
Net realized and unrealized gain (loss)	0.02	(0.16)	0.01	(0.41)	(0.56)
Total from investment operations	$0.34	$0.14	$0.29	$(0.16)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.29)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$8.81	$8.79	$8.95	$8.95	$9.37
Total return (%) (r)(s)(t)(x)	3.89	1.58	3.33	(1.66)	(3.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.57	0.55	0.55	0.54
Expenses after expense reductions (f)	0.50	0.49	0.48	0.48	0.48
Net investment income (loss)	3.60	3.39	3.19	2.84	2.46
Portfolio turnover rate	9	14	21	34	23
Net assets at end of period (000 omitted)	$25,050	$29,031	$24,756	$20,073	$25,876
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	0.48	N/A	N/A	0.48

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$10.00	$10.15	$10.15	$10.64	$11.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.30	$0.25	$0.23
Net realized and unrealized gain (loss)	0.05	(0.14)	(0.00)(w)	(0.48)	(0.55)
Total from investment operations	$0.37	$0.16	$0.30	$(0.23)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.30)	$(0.26)	$(0.23)
Net asset value, end of period (x)	$10.05	$10.00	$10.15	$10.15	$10.64
Total return (%) (r)(s)(t)(x)	3.77	1.54	3.08	(2.08)	(2.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	1.02	1.03	1.00	0.97
Expenses after expense reductions (f)	0.87	0.87	0.87	0.87	0.87
Net investment income (loss)	3.22	3.00	2.97	2.49	2.09
Portfolio turnover rate	12	12	21	24	21
Net assets at end of period (000 omitted)	$58,040	$64,482	$68,855	$79,776	$94,024

	Year ended
Class B	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$9.99	$10.15	$10.15	$10.63	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.22	$0.18	$0.15
Net realized and unrealized gain (loss)	0.05	(0.16)	0.01	(0.47)	(0.55)
Total from investment operations	$0.30	$0.07	$0.23	$(0.29)	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.23)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$10.04	$9.99	$10.15	$10.15	$10.63
Total return (%) (r)(s)(t)(x)	3.00	0.68	2.31	(2.72)	(3.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	1.76	1.78	1.75	1.72
Expenses after expense reductions (f)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	2.47	2.26	2.22	1.74	1.35
Portfolio turnover rate	12	12	21	24	21
Net assets at end of period (000 omitted)	$53	$51	$39	$49	$54

See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund − continued
	Year ended
Class I	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.80	$8.93	$8.94	$9.36	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.28	$0.24	$0.23
Net realized and unrealized gain (loss)	0.04	(0.13)	(0.00)(w)	(0.41)	(0.48)
Total from investment operations	$0.35	$0.16	$0.28	$(0.17)	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.29)	$(0.25)	$(0.23)
Net asset value, end of period (x)	$8.85	$8.80	$8.93	$8.94	$9.36
Total return (%) (r)(s)(t)(x)	4.10	1.82	3.22	(1.72)	(2.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.77	0.78	0.75	0.72
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	3.47	3.25	3.23	2.74	2.32
Portfolio turnover rate	12	12	21	24	21
Net assets at end of period (000 omitted)	$20,178	$21,441	$21,196	$16,442	$16,290

	Year ended
Class R6	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.80	$8.93	$8.94	$9.36	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.29	$0.25	$0.23
Net realized and unrealized gain (loss)	0.05	(0.13)	(0.00)(w)	(0.41)	(0.47)
Total from investment operations	$0.36	$0.17	$0.29	$(0.16)	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.30)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$8.85	$8.80	$8.93	$8.94	$9.36
Total return (%) (r)(s)(t)(x)	4.17	1.89	3.30	(1.65)	(2.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.70	0.70	0.67	0.64
Expenses after expense reductions (f)	0.55	0.55	0.54	0.54	0.54
Net investment income (loss)	3.54	3.32	3.30	2.85	2.38
Portfolio turnover rate	12	12	21	24	21
Net assets at end of period (000 omitted)	$5,518	$4,740	$3,945	$3,226	$1,754

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the funds could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements  - continued
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$60,469,657	$—	$60,469,657
U.S. Corporate Bonds	—	48,102	—	48,102
Investment Companies	528,100	—	—	528,100
Total	$528,100	$60,517,759	$—	$61,045,859
New York Fund
Financial Instruments
Municipal Bonds	$—	$181,781,698	$—	$181,781,698
U.S. Corporate Bonds	—	160,340	—	160,340
Investment Companies	3,215,398	—	—	3,215,398
Total	$3,215,398	$181,942,038	$—	$185,157,436
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$535,066,810	$—	$535,066,810
U.S. Corporate Bonds	—	272,577	—	272,577
Investment Companies	16,048,086	—	—	16,048,086
Total	$16,048,086	$535,339,387	$—	$551,387,473

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$185,436,406	$—	$185,436,406
U.S. Corporate Bonds	—	80,170	—	80,170
Investment Companies	1,642,740	—	—	1,642,740
Total	$1,642,740	$185,516,576	$—	$187,159,316
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$231,406,723	$—	$231,406,723
U.S. Corporate Bonds	—	128,272	—	128,272
Investment Companies	9,456,699	—	—	9,456,699
Total	$9,456,699	$231,534,995	$—	$240,991,694
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$336,687,323	$—	$336,687,323
U.S. Corporate Bonds	—	192,408	—	192,408
Investment Companies	7,189,039	—	—	7,189,039
Total	$7,189,039	$336,879,731	$—	$344,068,770
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$80,824,227	$—	$80,824,227
U.S. Corporate Bonds	—	64,136	—	64,136
Investment Companies	1,324,489	—	—	1,324,489
Total	$1,324,489	$80,888,363	$—	$82,212,852
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — Certain funds invest in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floating rate security is created when a fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statements of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in each fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy. At March 31, 2026, each fund’s payable to the holders of the floating rate certificates and the related weighted average interest rate on the settled floating rate certificates issued by the trust were as follows:
	New York Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund
Payable to the holders of the floating rate certificates	$500,000	$1,250,000	$985,828	$2,846,116
Weighted average interest rate on floating rate certificates issued by the trust	2.27%	2.33%	2.35%	2.41%
For the year ended March 31, 2026, the average payable to the holders of the settled floating rate certificates, the weighted average interest rates related to this payable, and the associated interest expense and fees (recorded as incurred), were as follows:
	New York Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund
Average payable to the holders of the settled floating rate certificates	$179,452	$389,726	$995,256	$2,664,569
Weighted average interest rates on this payable	2.23%	2.52%	3.00%	2.59%
“Interest expense and fees” in the Statements of Operations	$5,478	$30,284	$32,760	$79,731

Notes to Financial Statements  - continued
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2026, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.

Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/26	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$62,392	$155,854	$244,211	$162,109	$112,760	$400,333	$96,571
Tax-exempt income	2,145,618	6,449,748	16,827,986	6,098,893	7,803,989	11,319,750	2,730,146
Total distributions	$2,208,010	$6,605,602	$17,072,197	$6,261,002	$7,916,749	$11,720,083	$2,826,717

Year ended 3/31/25	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$73,936	$26,856	$192,681	$116,515	$148,851	$160,657	$37,195
Tax-exempt income	2,169,184	6,146,072	14,215,249	5,306,440	6,900,371	10,925,918	2,869,556
Total distributions	$2,243,120	$6,172,928	$14,407,930	$5,422,955	$7,049,222	$11,086,575	$2,906,751
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/26	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$63,194,545	$190,692,971	$561,845,518	$190,577,169
Gross appreciation	700,368	1,856,646	4,503,794	1,560,978
Gross depreciation	(2,849,054)	(7,392,181)	(14,961,839)	(6,228,831)
Net unrealized appreciation (depreciation)	$(2,148,686)	$(5,535,535)	$(10,458,045)	$(4,667,853)
Undistributed ordinary income	38,640	65,956	553,486	34,289
Undistributed tax-exempt income	301,123	872,498	1,327,315	731,496
Capital loss carryforwards	(6,682,712)	(15,799,756)	(33,868,394)	(9,372,810)
Other temporary differences	(182,159)	(588,054)	(1,581,973)	(579,406)
Total distributable earnings (loss)	$(8,673,794)	$(20,984,891)	$(44,027,611)	$(13,854,284)

As of 3/31/26	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$244,816,556	$353,602,150	$85,311,177
Gross appreciation	1,915,291	2,914,839	624,487
Gross depreciation	(6,725,981)	(15,294,335)	(3,722,812)
Net unrealized appreciation (depreciation)	$(4,810,690)	$(12,379,496)	$(3,098,325)
Undistributed ordinary income	91,761	204,422	23,187
Undistributed tax-exempt income	941,126	956,841	404,766
Capital loss carryforwards	(22,890,660)	(24,677,792)	(7,695,860)
Other temporary differences	(728,816)	(987,407)	(237,770)
Total distributable earnings (loss)	$(27,397,279)	$(36,883,432)	$(10,604,002)
As of March 31, 2026, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,701,272)	$(6,122,583)	$(11,779,121)	$(3,528,755)	$(4,692,211)	$(5,878,578)	$(2,127,267)
Long-Term	(4,981,440)	(9,677,173)	(22,089,273)	(5,844,055)	(18,198,449)	(18,799,214)	(5,568,593)
Total	$(6,682,712)	$(15,799,756)	$(33,868,394)	$(9,372,810)	$(22,890,660)	$(24,677,792)	$(7,695,860)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25
Class A	$1,876,781	$1,911,142	$4,334,875	$4,342,395	$10,714,529	$8,997,625	$3,881,207	$3,579,181
Class B	1,460	1,237	4,131	7,729	1,418	2,305	3,495	5,664
Class C	—	—	75,773	111,150	279,586	347,823	—	—
Class I	221,104	230,841	1,876,546	1,458,713	4,525,526	3,693,516	1,592,363	1,110,415
Class R6	108,665	99,900	314,277	252,941	1,551,138	1,366,661	783,937	727,695
Total	$2,208,010	$2,243,120	$6,605,602	$6,172,928	$17,072,197	$14,407,930	$6,261,002	$5,422,955

	South Carolina Fund		Virginia Fund		West Virginia Fund
	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/26	Year Ended 3/31/25
Class A	$5,050,662	$4,606,945	$7,048,332	$6,666,260	$1,939,810	$2,065,322
Class B	1,009	1,143	1,212	3,862	1,272	840
Class C	—	—	63,646	112,498	—	—
Class I	2,082,793	1,796,505	3,688,573	3,401,948	707,229	695,605
Class R6	782,285	644,629	918,320	902,007	178,406	144,984
Total	$7,916,749	$7,049,222	$11,720,083	$11,086,575	$2,826,717	$2,906,751
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$8,816	$24,971	$68,983	$24,529	$30,572	$48,054	$11,880
The management fee incurred for the year ended March 31, 2026 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.76%	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.41%	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	N/A	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.66%	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.60%	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%

Notes to Financial Statements  - continued
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2026. For the year ended March 31, 2026, these reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations (except for the New York Fund, which reflects a reduction amount for the period from April 1, 2025 through July 31, 2025, due to the new agreement described in the following paragraph).
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$129,862	$63,600	$23,760	$165,032	$110,486	$213,565	$144,584
For the New York Fund, this written agreement terminated on July 31, 2025. Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the New York Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
New York Fund
Class A	0.83%
Class B	1.58%
Class C	1.58%
Class I	0.58%
Class R6	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the period from August 1, 2025 through March 31, 2026, this reduction amounted to $140,357 for the New York Fund, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$387	$3,649	$8,649	$4,390	$6,333	$2,555	$1,187
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$136,340
New York Fund	—	0.25%	0.25%	0.25%	302,489
North Carolina Fund	—	0.25%	0.25%	0.25%	802,234
Pennsylvania Fund	—	0.25%	0.25%	0.10%	279,074
South Carolina Fund	—	0.25%	0.25%	0.25%	362,652
Virginia Fund	—	0.25%	0.25%	0.25%	538,421
West Virginia Fund	—	0.25%	0.25%	0.25%	151,223

Notes to Financial Statements  - continued

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$523
New York Fund	0.75%	0.25%	1.00%	1.00%	1,456
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	546
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	1,280
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	370
Virginia Fund	0.75%	0.25%	1.00%	1.00%	479
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	517

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$26,704
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	107,552
Virginia Fund	0.75%	0.25%	1.00%	1.00%	25,114

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$136,863	$330,649	$910,332	$280,354	$363,022	$564,014	$151,740
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2026, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$36	$64	$18	$183	$55	$1
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, these reductions amounted to $81,805 and $131 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, these reductions amounted to $167,445 and $192 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2026, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$1,837	$3,411	$16,324	$3,187	$12,549	$12,631	$2,408
Class B	—	—	—	—	—	—	—
Class C	N/A	162	98	N/A	N/A	—	N/A

Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2026, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$2,190	$17,346	$16,819	$19,201	$7,145	$14,789	$3,997
Annual percentage of average daily net assets	0.0034%	0.0096%	0.0034%	0.0108%	0.0032%	0.0042%	0.0046%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$38,237	$149,253	$351,457	$119,579	$142,442	$268,567	$56,998
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2026 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0302%	0.0189%	0.0150%	0.0190%	0.0178%	0.0160%	0.0257%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
Mississippi Fund	8/19/2024	Redemption	Class I	3	$25
New York Fund	8/19/2024	Redemption	Class I	2	21
North Carolina Fund	8/19/2024	Redemption	Class I	3	27
North Carolina Fund	10/31/2025	Purchase	Class B	2,313	25,000
Pennsylvania Fund	8/19/2024	Redemption	Class I	2	22
South Carolina Fund	6/03/2024	Purchase	Class B	2,285	25,000
South Carolina Fund	8/19/2024	Redemption	Class I	2	19
Virginia Fund	8/19/2024	Redemption	Class I	2	22
Virginia Fund	2/25/2025	Purchase	Class B	4,356	45,000
West Virginia Fund	8/19/2024	Redemption	Class I	3	28
West Virginia Fund	3/24/2025	Purchase	Class B	3,976	40,000
At March 31, 2026, MFS held approximately 58% and 86% of the outstanding shares of Class B of the North Carolina Fund and South Carolina Fund, respectively, and 100% of the outstanding shares of Class B of the Mississippi Fund, Virginia Fund, and West Virginia Fund.

Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended March 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$4,213,810	$33,374,597	$132,820,636	$39,287,340	$57,770,132	$38,509,819	$9,762,854
Sales	$11,801,217	$26,333,189	$30,381,949	$14,030,419	$44,982,172	$30,486,068	$17,793,917
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	266,131	$2,314,515	329,399	$2,936,235	1,431,139	$14,169,462	2,042,380	$20,683,718
Class C	—	—	—	—	30,511	301,883	64,124	653,330
Class I	203,988	1,790,789	251,107	2,219,326	3,744,361	32,884,380	2,030,183	18,199,516
Class R6	221,790	1,923,980	143,239	1,274,234	535,766	4,689,145	314,269	2,824,387
	691,909	$6,029,284	723,745	$6,429,795	5,741,777	$52,044,870	4,450,956	$42,360,951
Shares issued to shareholders in reinvestment of distributions
Class A	205,261	$1,798,004	206,581	$1,833,119	377,367	$3,744,669	372,220	$3,771,785
Class B	167	1,460	139	1,237	399	3,934	734	7,409
Class C	—	—	—	—	7,446	73,664	10,638	107,654
Class I	22,342	195,471	22,537	199,788	185,719	1,632,800	136,870	1,226,339
Class R6	12,409	108,635	11,262	99,805	35,553	312,936	28,157	252,620
	240,179	$2,103,570	240,519	$2,133,949	606,484	$5,768,003	548,619	$5,365,807
Shares reacquired
Class A	(1,434,400)	$(12,473,206)	(1,563,059)	$(13,838,670)	(2,661,203)	$(26,396,954)	(2,052,427)	$(20,841,079)
Class B	—	—	(365)	(3,209)	(14,815)	(146,218)	(23,346)	(236,480)
Class C	—	—	—	—	(163,882)	(1,615,054)	(178,870)	(1,811,965)
Class I	(201,976)	(1,753,394)	(296,792)	(2,638,162)	(2,352,992)	(20,481,437)	(1,356,982)	(12,145,754)
Class R6	(172,994)	(1,494,526)	(160,173)	(1,420,742)	(304,885)	(2,658,199)	(212,188)	(1,902,818)
	(1,809,370)	$(15,721,126)	(2,020,389)	$(17,900,783)	(5,497,777)	$(51,297,862)	(3,823,813)	$(36,938,096)
Net change
Class A	(963,008)	$(8,360,687)	(1,027,079)	$(9,069,316)	(852,697)	$(8,482,823)	362,173	$3,614,424
Class B	167	1,460	(226)	(1,972)	(14,416)	(142,284)	(22,612)	(229,071)
Class C	—	—	—	—	(125,925)	(1,239,507)	(104,108)	(1,050,981)
Class I	24,354	232,866	(23,148)	(219,048)	1,577,088	14,035,743	810,071	7,280,101
Class R6	61,205	538,089	(5,672)	(46,703)	266,434	2,343,882	130,238	1,174,189
	(877,282)	$(7,588,272)	(1,056,125)	$(9,337,039)	850,484	$6,515,011	1,175,762	$10,788,662

Notes to Financial Statements  - continued

	North Carolina Fund				Pennsylvania Fund
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	11,738,512	$124,472,101	4,903,807	$53,329,571	3,025,472	$28,545,185	1,425,703	$13,717,733
Class B	2,312	25,000	—	—	—	—	—	—
Class C	113,325	1,211,382	102,668	1,113,487	—	—	—	—
Class I	7,075,333	62,371,372	3,812,694	34,522,260	2,873,283	25,633,503	1,180,870	10,766,035
Class R6	1,925,520	17,070,084	1,677,390	15,196,265	679,070	6,114,992	669,698	6,105,755
	20,855,002	$205,149,939	10,496,559	$104,161,583	6,577,825	$60,293,680	3,276,271	$30,589,523
Shares issued to shareholders in reinvestment of distributions
Class A	975,125	$10,398,956	797,592	$8,649,682	398,600	$3,766,423	363,071	$3,470,499
Class B	133	1,408	210	2,272	370	3,495	588	5,631
Class C	25,985	276,249	31,657	343,055	—	—	—	—
Class I	412,561	3,666,224	378,526	3,421,800	156,987	1,414,027	114,365	1,041,944
Class R6	160,500	1,426,306	142,725	1,290,181	46,661	420,128	41,078	374,297
	1,574,304	$15,769,143	1,350,710	$13,706,990	602,618	$5,604,073	519,102	$4,892,371
Shares reacquired
Class A	(6,823,362)	$(72,565,972)	(6,421,859)	$(69,582,533)	(2,726,681)	$(25,655,381)	(1,876,388)	$(17,965,964)
Class B	(5,972)	(63,176)	(5,636)	(61,457)	(9,085)	(86,326)	(13,176)	(126,886)
Class C	(518,925)	(5,542,123)	(454,154)	(4,925,312)	—	—	—	—
Class I	(3,634,455)	(32,047,341)	(3,254,262)	(29,402,568)	(1,327,603)	(11,898,117)	(776,100)	(7,087,582)
Class R6	(1,739,871)	(15,300,337)	(1,027,348)	(9,288,297)	(633,777)	(5,694,590)	(567,210)	(5,169,959)
	(12,722,585)	$(125,518,949)	(11,163,259)	$(113,260,167)	(4,697,146)	$(43,334,414)	(3,232,874)	$(30,350,391)
Net change
Class A	5,890,275	$62,305,085	(720,460)	$(7,603,280)	697,391	$6,656,227	(87,614)	$(777,732)
Class B	(3,527)	(36,768)	(5,426)	(59,185)	(8,715)	(82,831)	(12,588)	(121,255)
Class C	(379,615)	(4,054,492)	(319,829)	(3,468,770)	—	—	—	—
Class I	3,853,439	33,990,255	936,958	8,541,492	1,702,667	15,149,413	519,135	4,720,397
Class R6	346,149	3,196,053	792,767	7,198,149	91,954	840,530	143,566	1,310,093
	9,706,721	$95,400,133	684,010	$4,608,406	2,483,297	$22,563,339	562,499	$5,131,503

	South Carolina Fund				Virginia Fund
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,537,880	$27,716,671	2,678,946	$29,820,611	5,148,909	$51,969,341	2,443,845	$25,203,723
Class B	—	—	2,285	25,005	—	—	4,357	45,000
Class C	—	—	—	—	13,882	140,674	37,770	388,489
Class I	4,067,850	35,968,010	2,102,902	18,935,174	4,328,375	37,801,538	2,913,371	26,086,284
Class R6	1,064,785	9,397,815	968,824	8,732,513	1,038,042	9,119,496	1,117,567	10,013,295
	7,670,515	$73,082,496	5,752,957	$57,513,303	10,529,208	$99,031,049	6,516,910	$61,736,791
Shares issued to shareholders in reinvestment of distributions
Class A	434,287	$4,739,535	398,406	$4,428,939	641,208	$6,484,989	600,058	$6,174,669
Class B	92	996	103	1,143	120	1,212	370	3,810
Class C	—	—	—	—	5,875	59,298	9,659	99,372
Class I	218,100	1,931,056	187,574	1,690,420	396,808	3,489,375	361,474	3,233,158
Class R6	88,289	781,307	71,466	643,818	104,265	917,489	100,576	900,131
	740,768	$7,452,894	657,549	$6,764,320	1,148,276	$10,952,363	1,072,137	$10,411,140

Notes to Financial Statements  - continued
	South Carolina Fund − continued				Virginia Fund − continued
	Year ended 3/31/26		Year ended 3/31/25		Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,885,810)	$(31,340,988)	(3,057,287)	$(34,017,654)	(5,779,913)	$(58,490,720)	(4,203,438)	$(43,336,774)
Class B	(1,615)	(17,289)	(2,370)	(26,191)	(504)	(5,140)	(20,408)	(209,015)
Class C	—	—	—	—	(157,077)	(1,575,775)	(290,276)	(2,988,965)
Class I	(2,553,752)	(22,371,735)	(1,462,224)	(13,151,096)	(4,340,779)	(37,833,869)	(2,769,969)	(24,733,902)
Class R6	(997,469)	(8,742,412)	(608,065)	(5,457,988)	(1,598,857)	(13,902,991)	(683,347)	(6,120,586)
	(6,438,646)	$(62,472,424)	(5,129,946)	$(52,652,929)	(11,877,130)	$(111,808,495)	(7,967,438)	$(77,389,242)
Net change
Class A	86,357	$1,115,218	20,065	$231,896	10,204	$(36,390)	(1,159,535)	$(11,958,382)
Class B	(1,523)	(16,293)	18	(43)	(384)	(3,928)	(15,681)	(160,205)
Class C	—	—	—	—	(137,320)	(1,375,803)	(242,847)	(2,501,104)
Class I	1,732,198	15,527,331	828,252	7,474,498	384,404	3,457,044	504,876	4,585,540
Class R6	155,605	1,436,710	432,225	3,918,343	(456,550)	(3,866,006)	534,796	4,792,840
	1,972,637	$18,062,966	1,280,560	$11,624,694	(199,646)	$(1,825,083)	(378,391)	$(5,241,311)

	West Virginia Fund
	Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	517,083	$5,148,443	810,127	$8,225,301
Class B	—	—	3,976	40,000
Class I	376,849	3,339,580	285,037	2,548,611
Class R6	120,336	1,063,037	142,590	1,275,710
	1,014,268	$9,551,060	1,241,730	$12,089,622
Shares issued to shareholders in reinvestment of distributions
Class A	189,035	$1,892,498	198,435	$2,014,583
Class B	128	1,272	79	802
Class I	72,086	635,290	68,032	608,017
Class R6	20,229	178,352	16,226	144,984
	281,478	$2,707,412	282,772	$2,768,386
Shares reacquired
Class A	(1,382,458)	$(13,761,994)	(1,341,594)	$(13,657,186)
Class B	—	—	(2,793)	(28,290)
Class I	(605,164)	(5,326,435)	(288,619)	(2,581,292)
Class R6	(55,610)	(487,843)	(61,569)	(552,919)
	(2,043,232)	$(19,576,272)	(1,694,575)	$(16,819,687)
Net change
Class A	(676,340)	$(6,721,053)	(333,032)	$(3,417,302)
Class B	128	1,272	1,262	12,512
Class I	(156,229)	(1,351,565)	64,450	575,336
Class R6	84,955	753,546	97,247	867,775
	(747,486)	$(7,317,800)	(170,073)	$(1,961,679)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

Notes to Financial Statements  - continued
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2026, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the New York Fund, the Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$299	$893	$2,347	$822	$1,127	$1,683	$416
Interest Expense	—	—	—	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. Each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2026, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$1,038,250	$13,229,319	$13,739,422	$(39)	$(8)	$528,100
New York Fund	3,985,544	55,707,654	56,477,560	(205)	(35)	3,215,398
North Carolina Fund	8,317,182	137,305,167	129,574,195	747	(815)	16,048,086
Pennsylvania Fund	4,702,009	51,643,932	54,702,662	(504)	(35)	1,642,740
South Carolina Fund	3,272,621	82,184,345	75,998,825	(763)	(679)	9,456,699
Virginia Fund	6,659,052	92,307,764	91,778,470	1,100	(407)	7,189,039
West Virginia Fund	1,300,197	21,885,579	21,861,256	(29)	(2)	1,324,489

	Dividend Income	Capital Gain Distributions
Mississippi Fund	$42,436	$—
New York Fund	157,294	—
North Carolina Fund	644,987	—
Pennsylvania Fund	242,605	—
South Carolina Fund	246,327	—
Virginia Fund	463,776	—
West Virginia Fund	73,627	—

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt Interest Dividends
Mississippi Fund	97.17%
New York Fund	97.64%
North Carolina Fund	98.57%
Pennsylvania Fund	97.41%
South Carolina Fund	98.58%
Virginia Fund	96.58%
West Virginia Fund	96.58%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Municipal Intermediate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Intermediate Fund
Portfolio of Investments − 3/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Alabama – 4.7%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$465,000	$471,630
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	135,000	135,025
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2043	1,000,000	1,093,111
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	186,847
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	730,000	743,206
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	269,714
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	361,106
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	1,925,000	2,008,283
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	565,000	602,872
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2035	1,565,000	1,657,624
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	318,191
Board of Trustees of Alabama State University, General Tuition & Fee Rev., AGM, 5.25%, 9/01/2038	650,000	723,913
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	1,610,000	1,637,756
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	376,404
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2037	1,275,000	1,381,188
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	806,138
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,078,474
Southeast Alabama Energy Authority (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	753,686
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	228,830
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,048,822
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	515,000	526,019
Southeast Alabama Energy Authority, “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	1,230,000	1,308,651
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	526,332
		$18,243,822
Alaska – 0.5%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$275,000	$290,816
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	1,300,000	1,436,683
		$1,727,499
Arizona – 3.0%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$465,000	$464,755
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 4.875%, 7/01/2060	1,400,000	1,432,752
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	495,763
Arizona Industrial Development Authority, Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	797,730	803,340
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	67,114
Arizona Industrial Development Authority, National Charter School Revolving Loan Rev. (Equitable School Revolving Fund), “A”, 5%, 11/01/2039	500,000	536,516
Arizona Industrial Development Authority, Student Housing Rev. (Provident Group - NCCU Properties LLC - North Carolina Central University Project), “A”, BAM, 5%, 6/01/2049	1,320,000	1,320,346
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,274,979
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional School Projects), “A”, 5%, 7/01/2035	1,000,000	1,043,156
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,835
MIUFS-ANN
1

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	$265,000	$293,913
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3%, 12/01/2035 (Put Date 5/01/2026)	1,600,000	1,599,841
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	200,628
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	305,000	336,968
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	501,244
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 4.375%, 12/01/2036	1,000,000	1,005,371
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	245,749
		$11,637,270
Arkansas – 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$134,584
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	124,966
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	195,000	194,021
		$453,571
California – 4.9%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	$980,000	$1,017,720
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	335,000	359,319
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,200,000	1,269,367
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	285,000	295,733
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	490,000	510,862
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	1,000,000	1,071,434
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	429,583
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,675,000	1,812,347
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health), “C”, 5.25%, 10/01/2050 (Put Date 10/01/2035)	1,500,000	1,680,948
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	388,000	391,695
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	650,483
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 12/01/2044 (Put Date 12/01/2026)	315,000	315,030
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2036	325,000	310,455
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2032 (n)	500,000	511,136
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	620,000	638,273
California Statewide Communities Development Authority Rev, “C-2”, 4.375%, 9/02/2040	900,000	887,671
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	90,011
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	715,000	715,790
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,165
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV - A CHF Irvine LLC), 5%, 5/15/2030	80,000	81,537
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 8/01/2034	1,500,000	1,577,772
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	470,000	505,755
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	222,175
Los Angeles, CA, Harbor Department Refunding Rev., “A-2”, AGM, 5%, 8/01/2036	780,000	853,725
2

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	$56,737	$56,672
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	141,401
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	95,630
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	257,761
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,070,707
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	838,472
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	198,060
		$18,987,689
Colorado – 3.1%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$540,000	$583,515
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	905,000	971,301
Boulder County, CO, STC Metropolitan District No. 2, General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	1,285,000	1,379,394
Colorado Health Facilities Authority Refunding Rev. (Frasier Meadows Manor), “A”, 5%, 5/15/2040	275,000	285,390
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,088,410
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	975,000	1,053,215
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco CO), “A”, 4.5%, 7/01/2035	235,000	236,037
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	60,000	60,701
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 5%, 12/01/2040	720,000	756,348
Douglas County, CO, Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2 Refunding Rev. “A”, BAM, 5%, 12/01/2041	250,000	262,158
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No. 1), “A”, AGM, 5%, 12/01/2036	390,000	420,385
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., General Obligation, AGM, 6%, 12/01/2039	225,000	263,275
Greeley, CO, City Center West Residential Metropolitan District No. 2, Weld County General Obligation Refunding Rev., AGM, 5.25%, 12/01/2040	302,000	322,998
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5%, 6/01/2035	1,000,000	1,098,621
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	1,700,000	1,775,748
Southern Ute Indian Tribe, CO, Indian Reservation, “A”, 5%, 4/01/2035	1,250,000	1,338,100
		$11,895,596
Connecticut – 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Hartford HealthCare Issue), “A”, 5%, 7/01/2045	$1,500,000	$1,569,157
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	1,000,000	993,148
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,629,020
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	445,000	467,134
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	470,000	473,596
		$5,132,055
Delaware – 0.6%
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 4%, 10/01/2045 (Put Date 10/01/2035)	$510,000	$501,680
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), HUD Section 8, 4.65%, 1/01/2041	735,000	750,185
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	895,000	968,304
		$2,220,169
District of Columbia – 1.2%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2034 (n)	$250,000	$250,327
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	213,084
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	110,000	113,644
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	337,595
3

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	$1,250,000	$1,290,565
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	1,250,000	1,293,919
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	94,911
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	960,000	1,062,066
		$4,656,111
Florida – 5.8%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$400,000	$407,042
Collier County, FL, Industrial Development Authority, Healthcare Facilities Refunding Rev. (NCH Healthcare System Projects), “B”, AGM, 5%, 4/01/2035	1,500,000	1,655,080
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone - Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	200,000	198,496
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	750,000	774,227
Florida Development Finance Corp., Healthcare Facilities Rev. (Tampa General Hospital Project), “B”, 5%, 8/01/2056 (Put Date 10/01/2031)	540,000	582,841
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	500,000	498,294
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	520,000	522,413
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	473,896
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	1,300,000	1,303,737
Florida Pompano Beach Rev. (John Knox Village Project), 5%, 9/01/2039	800,000	800,279
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	1,005,000	1,006,510
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,490,503
Lee County, FL, Airport Rev., 5.25%, 10/01/2043	365,000	390,959
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	30,000	30,132
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	25,000	25,096
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,055,183
Okaloosa County, FL, Industrial Development Authority Rev. (Air Force Enlisted Village, Inc. Project), 4.375%, 5/15/2035	1,000,000	1,003,736
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	990,739
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2042	500,000	535,036
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	500,000	531,890
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2044	500,000	527,962
Palm Beach County, FL, Health Facilities Authority Rev. (Jupiter Medical Center Project), “A”, 5.25%, 11/01/2037	570,000	612,523
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	230,000	230,005
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	744,238
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	373,929
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.5%, 10/01/2035	625,000	682,771
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,098,353
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2037	325,000	337,790
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2038	485,000	502,184
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2039	300,000	308,943
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	675,000	722,159
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	94,050
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	539,417
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	189,929
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	130,000	130,103
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	105,000	101,925
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	80,000	80,288
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,024,332
		$22,576,990
4

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – 3.0%
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$185,000	$188,190
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), HUD Section 8, 3.4%, 2/01/2029 (Put Date 2/01/2028)	187,000	187,873
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,038,786
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	250,256
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), HUD Section 8, 3.6%, 8/01/2028 (Put Date 8/01/2027)	426,000	429,072
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	251,492
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	830,213
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,046,343
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	975,000	1,042,687
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	521,678
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	478,357
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	500,000	524,529
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	270,770
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	269,338
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	268,013
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	533,547
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	1,000,000	1,007,489
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	980,307
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	500,000	527,689
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	865,000	869,565
		$11,516,194
Guam – 0.2%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$30,000	$28,543
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,348
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	175,865
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 7/01/2040	380,000	383,765
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	300,000	300,185
		$948,706
Hawaii – 0.2%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$800,000	$838,918
Idaho – 0.6%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$480,000	$516,768
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	735,000	747,246
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	222,650
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	422,063
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	361,373
		$2,270,100
Illinois – 5.6%
Bellwood, IL, Tax Increment Rev. (Workforce Housing Project), 5%, 12/01/2036	$750,000	$787,444
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	228,676
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	25,000	25,253
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	455,000	462,162
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2041	1,000,000	1,032,546
5

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	$500,000	$510,115
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	514,585
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	196,678
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,023,515
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,092,761
Chicago, IL, Midway Airport Senior Lien Refunding Rev., “A”, 5.25%, 1/01/2043	820,000	862,844
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	174,690
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	430,737
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	214,380
Cook County, IL, City of Markham General Obligation Refunding, “A”, BAM, 5%, 12/01/2031	250,000	270,759
Cook County, IL, City of Markham General Obligation Refunding, “A”, BAM, 5%, 12/01/2032	275,000	299,454
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,075,636
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 3.45%, 11/01/2044 (Put Date 11/02/2026)	100,000	100,082
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	625,000	691,923
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	669,060
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	68,343
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	890,061
Illinois Finance Authority Rev. (The Moorings of Arlington Heights), “A”, 5%, 11/01/2036	845,000	900,132
Illinois Finance Authority Rev. (UChicago Medicine), “A-3”, 5%, 8/15/2064 (Put Date 8/15/2035)	1,500,000	1,661,340
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	20,116	201
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	555,000	549,841
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,100,000	1,101,446
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	385,000	387,596
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	670,000	674,518
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	254,118
Mount Vernon, IL, General Obligation, BAM, 5%, 12/15/2038	555,000	581,369
Mount Vernon, IL, General Obligation, BAM, 5%, 12/15/2039	705,000	736,885
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	400,000	429,335
Rock Island County, IL, School District No. 41, General Obligation, “A”, AGM, 5%, 1/01/2043	1,000,000	1,042,208
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	30,481
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	123,531
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	158,054
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	225,000	262,293
Will County, IL, Wilmington Community Unit School District No. 209-U, AGM, 5%, 2/01/2037	250,000	269,981
Winnebago & Boone Counties, IL, Rockford School District No. 205, General Obligation Limited Tax School, “A”, BAM, 5%, 2/01/2042	750,000	795,804
		$21,580,837
Indiana – 2.3%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$490,000	$530,237
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,058
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	780,000	833,647
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	200,290
Indiana Finance Authority, Health System Rev. (Indiana University Health), “D-5”, 5%, 10/01/2054 (Put Date 10/01/2037)	1,000,000	1,074,419
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	120,000	121,632
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2035	530,000	558,763
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	826,379
6

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	$1,000,000	$1,040,361
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046	1,090,000	1,036,753
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B-2”, 5%, 1/01/2033	1,130,000	1,236,641
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “E”, 5.5%, 3/01/2038	500,000	533,603
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	780,389
		$8,873,172
Iowa – 0.7%
Bondurant, IA, General Obligation, “B”, 5.25%, 6/01/2038	$1,000,000	$1,079,915
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	1,150,000	1,215,597
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	350,000	369,014
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	89,512
		$2,754,038
Kansas – 0.3%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$160,000	$158,625
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	179,383	176,357
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	675,000	697,109
Wyandotte County/Kansas City, KS, Unified Government Sales Tax Special Obligation Rev. (Northwest Speedway Star Bond District Project), 4%, 3/01/2036	195,000	189,193
		$1,221,284
Kentucky – 0.7%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$519,945
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,415,000	1,428,024
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	279,530
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	211,252
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	349,150
		$2,787,901
Louisiana – 0.8%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$230,000	$255,137
Shreveport, LA, General Obligation, AGM, 5%, 3/01/2041	1,000,000	1,073,307
Shreveport, LA, Water & Sewer Refunding Rev., AGM, 5%, 12/01/2040	1,500,000	1,626,103
		$2,954,547
Maine – 0.6%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$103,314
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	400,000	417,119
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	965,000	1,029,812
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	430,000	438,966
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	500,000	498,557
		$2,487,768
Maryland – 0.8%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$450,000	$450,941
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5%, 8/01/2034	1,000,000	1,105,609
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.25%, 7/01/2044	300,000	313,396
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health Issue), “A”, 5%, 8/15/2041	1,000,000	1,082,676
		$2,952,622
7

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – 2.6%
Massachusetts Development Finance Agency Refunding Rev. (Mass General Brigham), “A”, 5%, 7/01/2041 (w)	$1,750,000	$1,906,726
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	990,000	992,744
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	270,000	288,783
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	99,971
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 4.25%, 7/01/2034	500,000	507,626
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2038	1,000,000	1,097,485
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2039	750,000	813,351
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	482,765
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	85,280
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	1,140,000	1,228,691
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	220,000	215,079
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,000,000	1,060,204
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	1,000,227
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	415,000	439,468
		$10,218,400
Michigan – 2.0%
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 5%, 12/01/2036	$330,000	$360,070
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035)	945,000	1,045,713
Michigan Finance Authority, Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	325,970
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042	515,000	515,000
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	800,000	799,987
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	265,000	279,264
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	300,000	302,131
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	994,208
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2043	500,000	502,215
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	987,328
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2036	300,000	327,990
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “F”, 5%, 12/01/2035	450,000	495,298
Wayne County, MI, Airport Authority Rev., “B”, 5.25%, 12/01/2039	700,000	766,908
		$7,702,082
Minnesota – 0.8%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$124,543
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	941,608
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2040	525,000	303,749
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2041	665,000	366,220
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2042	675,000	353,458
Rum River Special Education Cooperative, Minnesota Joint Powers Entity, Certificates of Participation, “A”, 5%, 2/01/2035	1,000,000	1,045,846
		$3,135,424
Mississippi – 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,129
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	125,000	150,611
		$216,740
8

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – 0.3%
Missouri Development Finance Board, Infrastructure Facilities Rev. (City of Independence, Missouri-Public Safety Projects), “A”, AGM, 5%, 12/01/2036	$285,000	$309,505
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	265,000	295,439
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	124,883
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	50,000	48,595
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	335,000	339,819
		$1,118,241
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$416,829
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	380,000	380,907
		$797,736
Nebraska – 0.3%
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5%, 12/15/2036	$1,000,000	$1,087,459
Nevada – 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$457,461
Sparks, NV, Tourism Improvement District No. 1, Senior Sales Tax Anticipation Rev. (Legends at Sparks Marina), 3.875%, 6/15/2028	1,000,000	1,003,017
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	116,463
		$1,576,941
New Hampshire – 2.4%
National Finance Authority, NH, Affordable Housing Certificates (Arc70), “A-1”, 4.125%, 4/20/2043 (Put Date 3/01/2036)	$338,246	$328,637
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	1,247,159	1,266,326
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	915,000	938,477
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	590,000	592,603
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	55,668
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	100,000	102,692
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,160,669
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	485,326
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	266,275	267,783
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.167%, 1/20/2041	213,053	206,204
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	99,094	93,972
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	154,397	151,780
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	30,347
National Finance Authority, NH, Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-4”, 4%, 8/01/2038 (Put Date 7/01/2026)	855,000	855,388
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	100,000	99,752
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	156,000	156,053
National Finance Authority, NH, Special Rev., Capital Appreciation (The Astro Sunterra Projects, Waller County, Texas Municipal Utility Districts), 0%, 12/15/2034	321,000	181,269
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	106,500
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	110,000	121,763
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2037	245,000	267,527
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2040	290,000	312,278
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	255,000	260,261
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	100,000	106,038
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	110,000	102,422
9

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
New Hampshire Health & Education Facility Authority Rev. (Riverwoods at Exeter), 5%, 10/01/2038	$1,000,000	$1,068,056
		$9,317,791
New Jersey – 0.9%
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2035	$500,000	$531,349
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	170,000	176,588
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	260,925
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,066,520
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	440,000	433,653
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	600,000	606,113
South Jersey Transportation Authority, NJ, System Rev., “A”, BAM, 5%, 11/01/2037	375,000	408,515
		$3,483,663
New Mexico – 0.6%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,016,216
New Mexico Finance Authority, Public Project Revolving Rev., “A-2”, 5%, 6/01/2034	600,000	602,273
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	80,000	84,454
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “E”, GNMA, 6.25%, 9/01/2053	440,000	480,830
		$2,183,773
New York – 3.5%
Build NYC Resource Corp Rev. (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), “B”, 5%, 6/01/2036	$750,000	$770,642
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	300,000	313,264
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	787,335
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 4.125%, 12/01/2035	1,250,000	1,276,625
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2041	340,000	370,183
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	341,983
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	705,175
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Green Bonds, Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	503,294
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Community Partners LP Project), 4.84%, 11/01/2040	638,737	658,291
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	500,000	514,266
New York Dormitory Authority Rev. (Pace University), “A”, 5.25%, 5/01/2040	375,000	400,538
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	560,000	588,606
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	690,937
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	250,000	253,495
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “D-1”, 4.35%, 11/01/2044	625,000	610,771
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	595,000	590,878
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	1,220,000	1,227,912
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	173,378
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	253,522
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 5.5%, 6/30/2041	750,000	785,564
10

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	$270,000	$285,824
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	560,210
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	100,000	101,933
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	586,603	570,553
		$13,335,179
North Carolina – 2.1%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	$320,000	$345,322
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	320,000	343,815
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	680,079
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	128,627
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	145,000	147,326
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5%, 10/01/2036	250,000	259,121
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	330,000	344,211
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2045	500,000	522,206
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), “A”, 5.25%, 11/01/2046	1,500,000	1,538,400
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5%, 9/01/2034	900,000	947,030
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	522,620
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2045	535,000	556,998
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	65,000	65,033
North Carolina State Education Assistance Authority, Student Loan Refunding Rev., “A”, 5%, 6/01/2045	1,185,000	1,209,467
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2040	985,000	536,465
		$8,146,720
North Dakota – 0.2%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$830,691
Ohio – 3.2%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$541,749
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	110,000	115,764
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	225,000	235,814
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	980,949
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	500,000	520,177
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	190,000	187,618
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	205,000	224,707
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 4.25%, 5/15/2035	1,115,000	1,134,894
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2036	350,000	388,469
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2037	375,000	414,012
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2036	500,000	547,267
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	355,000	387,825
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2042	250,000	261,621
11

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2043	$250,000	$260,107
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	786,609
Ohio Air Quality Development Authority Rev. (Dayton Power and Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	506,408
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	810,000	813,703
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	146,244
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	171,754
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	624,976
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	260,866
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	455,000	480,959
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	200,000	200,125
Shelby & Darke Counties, OH, Fort Loramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	385,000	394,062
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2042	650,000	668,726
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	240,000	243,438
West Central Ohio Port Authority Rev. (Global Impact Stem Academy Project), “A”, 5%, 12/01/2040	725,000	739,076
		$12,237,919
Oklahoma – 0.9%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$241,966
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	440,000	491,367
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037	325,000	369,190
Rogers County, OK, Educational Facilities Authority Lease Rev. (Oologah-Talala Public Schools Project), 5%, 9/01/2033	495,000	529,361
Rogers County, OK, Educational Facilities Authority Lease Rev. (Oologah-Talala Public Schools Project), 5%, 9/01/2034	395,000	423,209
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	875,000	948,120
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	500,000	566,590
		$3,569,803
Oregon – 0.8%
Albany, OR, Hospital Facility Authority Senior Living Rev. (Mennonite Village Project), “A”, 5%, 5/15/2036 (w)	$1,040,000	$1,120,762
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5.25%, 5/15/2045 (w)	475,000	489,317
Lincoln County, OR, Coast Community College District General Obligation, 5%, 6/15/2041	380,000	412,763
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	442,433
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	107,329
Portland, OR, International Airport Rev., 5.25%, 7/01/2041	500,000	540,766
		$3,113,370
Pennsylvania – 7.5%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$990,000	$1,039,888
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	1,285,000	1,399,051
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2046	1,500,000	1,562,044
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	252,121
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2039	650,000	690,919
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2040	845,000	889,562
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	500,000	515,935
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,009
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	104,000	110,812
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	800,000	752,602
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	23,000	16,919
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	126,000	128,572
Bucks County, PA, Bristol Township School District, General Obligation, BAM, 5%, 6/01/2045	1,500,000	1,564,776
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	407,434
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.125%, 6/01/2046	1,305,000	1,324,951
12

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	$80,000	$80,211
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.25%, 6/01/2044	1,000,000	1,023,730
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.382% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	770,290
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	104,768
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,180
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	835,000	876,945
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	400,000	387,971
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	468,853
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	477,032
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	1,585,000	1,580,894
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	1,000,000	1,020,456
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2042	250,000	264,790
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2043	150,000	157,786
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4%, 6/01/2039	630,000	605,290
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,038,203
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	865,000	866,068
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	1,035,000	1,125,390
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	1,000,000	1,090,075
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,077,356
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	775,000	822,475
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	150,514
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,131
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	667,588
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	400,000	389,189
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	203,052
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	4,436
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	440,000	465,103
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	225,000	233,791
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	775,000	785,601
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	103,054
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	355,000	363,897
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	452,453
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	499,554
		$28,916,721
Puerto Rico – 0.4%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$292,016	$308,328
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,810	44,555
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	38,698	38,627
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,854	28,825
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	40,591	37,564
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	42,214	36,227
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	36,142
13

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$260,000	$172,575
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,954
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	23,000	22,910
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	20,000	18,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	164,000	155,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	893
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	36,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	597,000	496,225
		$1,443,363
Rhode Island – 1.4%
Pawtucket, RI, General Obligation, “B”, AGM, 5%, 11/01/2040	$450,000	$488,301
Pawtucket, RI, General Obligation, “B”, AGM, 5%, 11/01/2041	550,000	593,902
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2045	1,000,000	1,007,565
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “78-A”, 5.5%, 10/01/2052	525,000	555,062
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034	1,000,000	1,052,101
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	630,000	599,210
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	135,000	123,768
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,071,531
		$5,491,440
South Carolina – 2.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2044	$750,000	$790,865
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	555,000	557,987
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	415,000	416,038
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	280,121
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	693,877
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5%, 9/01/2032	665,000	691,350
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5%, 10/01/2040	1,000,000	1,000,996
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Bishop Gadsden Episcopal Retirement Community), 5.125%, 4/01/2046	1,000,000	1,000,674
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	100,118
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	535,000	531,236
South Carolina Jobs-Economic Development Authority, Health & Facilities Refunding Rev. (Rolling Green Village Project), “A”, 5%, 12/01/2035	1,000,000	1,030,277
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	410,000	456,447
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	1,000,000	966,767
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	280,619
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	1,000,000	983,387
		$9,780,759
South Dakota – 0.3%
South Dakota Health & Educational Facilities Authority Rev. (Monument Health), 5%, 9/01/2046	$1,000,000	$1,031,351
Tennessee – 2.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Refunding Rev. (CDFI Phase I LLC - University of Tennessee at Chattanooga Project), 5%, 10/01/2035	$500,000	$500,055
Jackson, TN, Hospital Rev. (Jackson - Madison County General Hospital), 4%, 4/01/2041	415,000	373,457
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	753,832
14

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	$1,000,000	$1,001,903
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,061,666
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	300,000	311,995
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	95,231
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	75,222
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	965,236
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,266,233
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2046	500,000	514,784
Nashville, TN, Metropolitan Development & Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	505,918
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2040	300,000	315,159
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	487,262
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	728,168
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	750,000	794,125
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	773,595
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	50,000	50,612
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	614,163
		$11,188,616
Texas – 10.5%
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	$870,000	$886,567
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	145,000	145,804
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	220,958
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	75,318
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2033	500,000	529,844
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2034	435,000	459,230
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	230,000	236,332
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	160,000	142,804
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2 - 7 Project), AGM, 5%, 9/01/2039	750,000	782,819
Central Texas Regional Mobility Authority, Senior Lien Rev., “A”, 5%, 1/01/2044	2,195,000	2,256,663
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	1,000,000	1,007,407
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	100,000	100,115
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	198,704
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	100,000	98,951
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	765,000	750,177
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	150,761
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	103,104
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	830,000	808,653
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	755,000	807,946
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	755,000	729,356
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2032	750,000	811,127
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2037	340,000	360,180
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	260,000	272,650
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	865,000	924,191
Harris County, TX, Cultural Education Facilities Finance Corp., Refunding Rev. (Houston Methodist), “A”, 5%, 12/01/2036	1,500,000	1,702,346
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2034	1,000,000	1,095,383
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2038	665,000	710,952
15

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	$500,000	$524,196
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	545,000	567,779
Las Varas, TX, Public Facility Corp., Credit Enhanced Multi-Family Housing Rev. (Central at Commerce), “A”, 3.35%, 11/01/2044 (Put Date 11/01/2029)	520,000	511,866
Las Varas, TX, Public Facility Corp., Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	680,000	665,836
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 4.25%, 9/15/2032	741,000	747,722
Manvel, TX, South Manvel Development Authority Tax Increment Rev., AGM, 5%, 4/01/2036	250,000	260,723
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	500,000	511,877
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	100,000	94,440
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	464,777
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2040	1,345,000	1,443,266
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2041	645,000	688,884
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	245,000	254,070
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	205,000	202,894
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	870,000	901,785
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	350,000	336,828
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2034	585,000	631,056
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	455,000	490,455
North Texas Higher Education Authority, Inc., Education Loan Rev., “A”, 5%, 6/01/2033	400,000	419,641
North Texas Municipal Water District, Water System Refunding Rev., 5%, 9/01/2043	1,000,000	1,076,526
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	254,959
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,006,603
Princeton, TX, Special Assessment Rev. (Eastridge Public Improvement District Improvement Area No. 3 Project), 5%, 9/01/2044	500,000	499,482
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,551,226
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Baylor Scott & White Health Project), “E”, 5%, 11/15/2044	1,500,000	1,599,003
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	1,240,000	1,357,104
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	360,000	367,340
Texas Metrocare Services Rev., 5%, 11/01/2044	1,100,000	1,155,283
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,015,317
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., 5%, 1/01/2036	1,500,000	1,592,663
Texas Municipal Power Agency, Transmission System Refunding Rev., BAM, 5.5%, 9/01/2045	435,000	466,234
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	184,152
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	667,548
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,110,656
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	125,151
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,188
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	335,703
		$40,526,575
Utah – 0.7%
Brook View, UT, Infrastructure Financing District, Special Assessment (Brook View Assessment Area), 6.25%, 12/01/2055	$316,000	$312,723
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	1,000,000	1,095,480
Salt Lake City, UT, Downtown Revitalization Public Infrastructure District, Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	181,000	181,715
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	425,000	440,498
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	577,850	572,530
16

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	$95,000	$103,448
		$2,706,394
Vermont – 0.7%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,000,000	$1,060,199
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	1,700,000	1,802,338
		$2,862,537
Virginia – 0.8%
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$308,702
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	86,032
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,426
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	755,287
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	695,000	721,585
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	500,000	500,047
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	617,404
		$3,086,483
Washington – 2.8%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$202,388
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	865,000	890,844
Klickitat County, WA, Public Utility District No. 1 Electric System Refunding Rev., AGM, 5%, 12/01/2034	1,350,000	1,507,306
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	542,512
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	460,000	498,871
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	750,000	763,692
Spokane County, WA, Airport Rev., 5.25%, 1/01/2044	1,115,000	1,165,227
Vancouver, WA, Housing Authority Rev. (Cougar Creek Project), “A”, 4%, 10/01/2034	220,000	221,005
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	880,000	865,899
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A”, 5%, 9/01/2037	600,000	650,733
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	1,000,000	965,632
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	106,654
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), 5%, 1/01/2038 (n)	500,000	489,747
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6%, 1/01/2046	1,000,000	1,004,926
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	795,000	825,371
		$10,700,807
West Virginia – 0.3%
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5%, 6/01/2034	$300,000	$318,587
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040	425,000	447,537
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	327,744
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	230,000	233,889
		$1,327,757
17

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – 4.8%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$972,668
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	290,903
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	196,118
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	311,920
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	217,684
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2035 (w)	285,000	301,687
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,074,915
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	135,000	135,002
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	402,405
Wisconsin Health & Educational Facilities Authority Rev. (Wisconsin Housing Preservation Corp.), “A”, 5%, 11/01/2035	880,000	953,608
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., GNMA, 6%, 3/01/2055	950,000	1,034,849
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2034	335,000	364,459
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2036	435,000	467,951
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	155,009
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	1,125,000	1,178,740
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	315,000	329,075
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	90,000	90,077
Wisconsin Public Finance Authority, Education Refunding Rev. (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4%, 7/15/2039 (n)	1,000,000	937,483
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	695,000	721,180
Wisconsin Public Finance Authority, Education Rev. (Pinecrest Academy of Nevada - Pinecrest Academy Springs Campus Project), “A”, 4%, 7/15/2033	750,000	743,337
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	1,100,000	1,124,021
Wisconsin Public Finance Authority, Housing Rev. (Aggie Apartment Life Holding Corp. II LLC Project), 5%, 6/01/2034	1,100,000	1,158,974
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	76,650
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	305,000	312,747
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	605,000	580,969
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	770,000	787,115
Wisconsin Public Finance Authority, Municipal Certificates (Kawa Fund Limited), “1-A”, 3.625%, 6/15/2063 (Put Date 6/15/2031)	717,391	712,398
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	731,279
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	535,000	550,208
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	250,000	251,962
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	855,000	897,507
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5%, 6/15/2030	185,000	192,794
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	175,000	185,829
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	244,000	125,512
		$18,567,035
Total Municipal Bonds (Identified Cost, $376,406,022)		$378,418,629
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$270,000	$224,876
Freddie Mac, 4.27%, 10/25/2040	354,329	359,445
Freddie Mac, 4.615%, 8/25/2041	380,527	389,929
Total Other Municipal Bonds (Identified Cost, $968,345)		$974,250
18

MFS Municipal Intermediate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$186,577	$64,136
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	437,934
Total Bonds (Identified Cost, $560,827)		$502,070
Contingent Value Instruments – 0.0%
General Obligations - General Purpose – 0.0%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $84,965)	$149,061	$99,871
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $6,069,633)	6,069,633	$6,069,633
Other Assets, Less Liabilities – 0.2%		622,251
Net Assets – 100.0%		$386,686,704

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,069,633 and
$379,994,820, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,221,278, representing 1.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements
19

MFS Municipal Intermediate Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $378,020,159)	$379,994,820
Investments in affiliated issuers, at value (identified cost, $6,069,633)	6,069,633
Cash	2
Receivables for
Investments sold	289,405
Fund shares sold	919,505
Interest and dividends	4,896,535
Receivable from investment adviser	25,913
Other assets	927
Total assets	$392,196,740
Liabilities
Payables for
Distributions	$21,862
Investments purchased	535,000
When-issued investments purchased	3,838,129
Fund shares reacquired	931,475
Payable to affiliates
Administrative services fee	343
Shareholder servicing costs	60,911
Distribution and service fees	3,166
Payable for independent Trustees' compensation	1,449
Accrued expenses and other liabilities	117,701
Total liabilities	$5,510,036
Net assets	$386,686,704
Net assets consist of
Paid-in capital	$388,232,401
Total distributable earnings (loss)	(1,545,697)
Net assets	$386,686,704
Shares of beneficial interest outstanding	41,801,966

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$228,802,282	24,727,082	$9.25
Class C	894,322	96,831	9.24
Class I	116,276,707	12,573,017	9.25
Class R6	40,713,393	4,405,036	9.24

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.66 [100 / 95.75 x $9.25]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements
20

MFS Municipal Intermediate Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 3/31/26 Net investment income (loss)
Income
Interest	$13,044,696
Dividends from affiliated issuers	464,113
Other	37
Total investment income	$13,508,846
Expenses
Management fee	$1,125,834
Distribution and service fees	515,877
Shareholder servicing costs	210,772
Administrative services fee	52,365
Independent Trustees' compensation	8,273
Custodian fee	82,238
Shareholder communications	13,004
Audit and tax fees	65,017
Legal fees	9,024
Registration fees	115,405
Miscellaneous	38,192
Total expenses	$2,236,001
Fees paid indirectly	(232)
Reduction of expenses by investment adviser	(290,122)
Net expenses	$1,945,647
Net investment income (loss)	$11,563,199
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(368,079)
Affiliated issuers	(978)
Net realized gain (loss)	$(369,057)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,807,159
Affiliated issuers	(123)
Net unrealized gain (loss)	$3,807,036
Net realized and unrealized gain (loss)	$3,437,979
Change in net assets from operations	$15,001,178
See Notes to Financial Statements
21

MFS Municipal Intermediate Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	3/31/26	3/31/25
Change in net assets
From operations
Net investment income (loss)	$11,563,199	$7,104,172
Net realized gain (loss)	(369,057)	107,159
Net unrealized gain (loss)	3,807,036	(2,830,169)
Change in net assets from operations	$15,001,178	$4,381,162
Total distributions to shareholders	$(11,455,948)	$(7,047,203)
Change in net assets from fund share transactions	$139,521,378	$69,508,651
Total change in net assets	$143,066,608	$66,842,610
Net assets
At beginning of period	243,620,096	176,777,486
At end of period	$386,686,704	$243,620,096
See Notes to Financial Statements
22

MFS Municipal Intermediate Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22 (c)
Net asset value, beginning of period	$9.14	$9.24	$9.19	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.30	$0.22	$0.13
Net realized and unrealized gain (loss)	0.11	(0.11)	0.04	(0.22)	(0.59)
Total from investment operations	$0.43	$0.21	$0.34	$0.00 (w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.29)	$(0.21)	$(0.08)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.32)	$(0.31)	$(0.29)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$9.25	$9.14	$9.24	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	4.77	2.32	3.82	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.83	0.85	0.93	0.97 (a)
Expenses after expense reductions (f)	0.70	0.70	0.70	0.70	0.70 (a)
Net investment income (loss)	3.51	3.41	3.26	2.38	1.46 (a)
Portfolio turnover rate	10	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$228,802	$173,884	$131,133	$97,424	$54,967

Class C	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22 (c)
Net asset value, beginning of period	$9.13	$9.22	$9.18	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.25	$0.23	$0.16	$0.03
Net realized and unrealized gain (loss)	0.11	(0.10)	0.03	(0.22)	(0.56)
Total from investment operations	$0.36	$0.15	$0.26	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.22)	$(0.14)	$(0.03)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.25)	$(0.24)	$(0.22)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$9.24	$9.13	$9.22	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	4.00	1.67	2.94	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	1.58	1.60	1.68	1.82 (a)
Expenses after expense reductions (f)	1.45	1.44	1.45	1.45	1.43 (a)
Net investment income (loss)	2.76	2.67	2.52	1.79	0.36 (a)
Portfolio turnover rate	10	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$894	$1,001	$873	$659	$74

See Notes to Financial Statements
23

MFS Municipal Intermediate Fund
Financial Highlights - continued
Class I	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22 (c)
Net asset value, beginning of period	$9.14	$9.23	$9.19	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.34	$0.32	$0.23	$0.15
Net realized and unrealized gain (loss)	0.10	(0.10)	0.03	(0.20)	(0.60)
Total from investment operations	$0.45	$0.24	$0.35	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.33)	$(0.31)	$(0.23)	$(0.10)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.34)	$(0.33)	$(0.31)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$9.25	$9.14	$9.23	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	5.02	2.68	3.97	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.58	0.60	0.68	0.72 (a)
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45	0.45 (a)
Net investment income (loss)	3.74	3.66	3.50	2.58	1.70 (a)
Portfolio turnover rate	10	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$116,277	$52,266	$35,663	$34,682	$20,041

Class R6	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22 (c)
Net asset value, beginning of period	$9.13	$9.23	$9.18	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.34	$0.32	$0.27	$0.08
Net realized and unrealized gain (loss)	0.11	(0.10)	0.05	(0.25)	(0.52)
Total from investment operations	$0.46	$0.24	$0.37	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.34)	$(0.32)	$(0.23)	$(0.11)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.35)	$(0.34)	$(0.32)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$9.24	$9.13	$9.23	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	5.09	2.63	4.14	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.52	0.53	0.60	0.85 (a)
Expenses after expense reductions (f)	0.38	0.38	0.38	0.37	0.37 (a)
Net investment income (loss)	3.81	3.72	3.58	2.94	0.93 (a)
Portfolio turnover rate	10	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$40,713	$16,469	$9,108	$5,607	$383

See Notes to Financial Statements
24

MFS Municipal Intermediate Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
25

MFS Municipal Intermediate Fund
Notes to Financial Statements
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
26

MFS Municipal Intermediate Fund
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$379,492,750	$—	$379,492,750
U.S. Corporate Bonds	—	502,070	—	502,070
Investment Companies	6,069,633	—	—	6,069,633
Total	$6,069,633	$379,994,820	$—	$386,064,453
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
27

MFS Municipal Intermediate Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended March 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/26	Year ended 3/31/25
Ordinary income (including any short-term capital gains)	$341,628	$328,733
Tax-exempt income	11,114,320	6,718,470
Total distributions	$11,455,948	$7,047,203
The federal tax cost and the tax basis components of distributable earnings were as follows:
28

MFS Municipal Intermediate Fund
Notes to Financial Statements  - continued
As of 3/31/26
Cost of investments	$383,900,192
Gross appreciation	5,062,066
Gross depreciation	(2,897,805)
Net unrealized appreciation (depreciation)	$2,164,261
Undistributed ordinary income	185,253
Undistributed tax-exempt income	970,732
Capital loss carryforwards	(3,708,921)
Other temporary differences	(1,157,022)
Total distributable earnings (loss)	$(1,545,697)
As of March 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,642,526)
Long-Term	(2,066,395)
Total	$(3,708,921)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/26	Year ended 3/31/25
Class A	$7,031,596	$5,053,916
Class C	26,075	24,691
Class I	3,381,941	1,527,748
Class R6	1,016,336	440,848
Total	$11,455,948	$7,047,203
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, this management fee reduction amounted to $44,309, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2026 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
29

MFS Municipal Intermediate Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, this reduction amounted to $245,813, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,215 for the year ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$506,330
Class C	0.75%	0.25%	1.00%	1.00%	9,547
Total Distribution and Service Fees					$515,877
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended March 31, 2026.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2026, were as follows:
Amount
Class A	$14,781
Class C	31
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2026, the fee was $3,643, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $207,129.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2026 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
30

MFS Municipal Intermediate Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	13	$118
8/19/2024	Redemption	Class I	15	136
(4) Portfolio Securities
For the year ended March 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $171,003,808 and $30,426,588, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,480,205	$87,384,441	7,131,517	$66,000,828
Class C	1,433	13,213	47,584	439,983
Class I	9,557,084	87,803,530	4,013,133	37,086,660
Class R6	3,372,382	31,162,915	976,340	9,010,298
	22,411,104	$206,364,099	12,168,574	$112,537,769
Shares issued to shareholders in reinvestment of distributions
Class A	739,850	$6,846,268	530,444	$4,898,344
Class C	2,828	26,075	2,680	24,691
Class I	364,264	3,373,089	164,653	1,519,682
Class R6	104,718	970,780	47,110	434,521
	1,211,660	$11,216,212	744,887	$6,877,238
Shares reacquired
Class A	(4,511,875)	$(41,577,979)	(2,838,228)	$(26,189,267)
Class C	(17,105)	(157,776)	(35,305)	(324,668)
Class I	(3,068,453)	(28,305,859)	(2,320,568)	(21,487,019)
Class R6	(875,602)	(8,017,319)	(206,988)	(1,905,402)
	(8,473,035)	$(78,058,933)	(5,401,089)	$(49,906,356)
Net change
Class A	5,708,180	$52,652,730	4,823,733	$44,709,905
Class C	(12,844)	(118,488)	14,959	140,006
Class I	6,852,895	62,870,760	1,857,218	17,119,323
Class R6	2,601,498	24,116,376	816,462	7,539,417
	15,149,729	$139,521,378	7,512,372	$69,508,651
31

MFS Municipal Intermediate Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2026, the fund’s commitment fee and interest expense were $1,589 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended March 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,971,326	$118,113,732	$117,014,324	$(978)	$(123)	$6,069,633

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$464,113	$—
32

MFS Municipal Intermediate Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Intermediate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Intermediate Fund (the “Fund”), including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from May 18, 2021 (the commencement of the Fund’s investment operations) through March 31, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period from May 18, 2021 (the commencement of the Fund’s investment operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
33

MFS Municipal Intermediate Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 97.02% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
34

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Intermediate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Intermediate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Intermediate Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
35

MFS Municipal Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Income Fund
Portfolio of Investments − 3/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Alabama – 4.3%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$620,593
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.5%, 9/01/2045	860,000	927,589
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	1,110,000	1,189,850
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	10,495,000	10,644,648
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	1,105,000	1,105,202
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	244,474
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,253,375
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2050 (u)	2,040,000	2,134,994
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2055 (u)	3,060,000	3,174,502
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	13,049,013
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	19,750,000	20,107,281
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	23,250,000	25,083,362
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,127,920
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	35,010,000	36,524,866
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	5,665,000	6,044,723
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	17,190,000	18,134,799
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2035	8,245,000	8,732,980
Energy Southeast, AL, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035 (Put Date 8/01/2035)	11,000,000	11,443,692
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	18,915,000	19,241,087
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	14,150,000	15,438,008
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	2,390,000	2,396,625
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,263,294
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	1,925,537
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	4,115,000	4,088,203
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	9,880,179
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	15,180,000	15,783,655
Lauderdale County, AL, Agriculture Center Authority Rev., 4.75%, 7/01/2064	965,000	897,260
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	940,000	951,049
Southeast Alabama Energy Authority (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,581,865
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,837,826
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	19,051,853
Southeast Alabama Energy Authority (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,214,728
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	13,835,000	14,131,001
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	980,000	891,189
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,224,091
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	1,974,920
		$300,316,233
LMBFS-ANN
1

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Alaska – 0.2%
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	$1,580,000	$1,614,981
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	1,989,805
Alaska Railroad Corp., Cruise Port Rev., AGM, 6%, 10/01/2050	1,845,000	1,983,520
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	5,260,000	5,406,010
		$10,994,316
Arizona – 2.2%
Arizona Board of Regents, State University System Rev., “B”, 4%, 7/01/2053	$10,795,000	$9,392,538
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	120,091
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	1,405,000	1,320,689
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	1,530,000	1,452,303
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	975,000	907,727
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	790,389
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	566,188
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	95,149
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	120,737
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	810,000	732,480
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	797,945
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,850,358
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,431,019
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	130,204
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	120,737
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	221,553
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	398,894
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	1,130,000	1,051,039
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2045	1,000,000	995,537
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2050	380,000	360,181
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5.25%, 7/01/2055	1,750,000	1,696,795
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5.25%, 7/01/2060	1,515,000	1,454,208
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	295,827
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	364,550
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	1,755,000	1,643,367
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	873,838
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	472,101
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	581,760
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	615,842
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,698,156
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 5.5%, 11/01/2051	1,650,000	1,721,101
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,465,071
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 5.5%, 11/01/2056	1,750,000	1,810,623
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	848,501
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	510,000	479,050
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,855,000	2,860,633
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	5,550,000	5,374,346
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	539,538
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	437,853
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	619,153
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,408,142
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,379,074
2

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	$430,000	$414,385
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	338,379
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2050	1,370,000	1,305,429
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	511,538
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2055	1,230,000	1,153,425
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.5%, 7/01/2060	2,460,000	2,364,157
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	680,000	685,042
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	1,615,000	1,461,926
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 5.75%, 3/01/2056	3,285,000	3,577,405
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	618,106
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,040,667
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	370,043
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	115,013
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	428,520
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	254,425
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2036	555,000	556,055
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2041	445,000	445,010
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2046	705,000	699,095
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2035 (n)	665,000	665,191
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2045 (n)	730,000	695,602
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2046 (n)	480,000	451,648
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,257,014
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	6,255,000	3,671,997
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,357,846
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	1,872,964
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3%, 12/01/2035 (Put Date 5/01/2026)	15,300,000	15,298,484
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	329,463
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	815,000	772,811
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	606,752
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	397,628
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	470,743
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	157,940
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	850,386
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	820,891
3

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	$285,000	$211,128
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	178,696
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	889,908
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	995,203
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,759,932
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,248,132
Queen Creek, AZ, Certificates of Participation, 5.5%, 10/01/2065	20,605,000	21,660,973
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,368,992
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	3,560,000	3,388,285
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	2,700,000	2,545,029
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2055	640,000	648,416
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2060	4,315,000	4,341,401
		$154,747,362
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$169,477
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	345,000
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	38,221
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,757,401
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,642,550
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,413,737
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	489,957
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	385,211
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	423,732
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	983,965
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	106,500
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	260,520
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	121,890
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	406,092
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,313,658
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	2,375,000	2,363,080
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,374,437
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,200,794
		$16,796,222
California – 5.3%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$3,563,092
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	3,695,000	900,026
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2051	8,000,000	2,355,687
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2052	6,000,000	1,675,241
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2053	6,000,000	1,587,839
Alameda, CA, Corridor Transportation Authority Rev., Subordinate Lien Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2049	6,270,000	1,963,479
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.125%, 7/01/2041	2,000,000	1,953,289
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	1,500,000	1,392,278
4

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	$14,275,000	$14,824,449
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	7,870,000	8,470,851
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	4,635,000	4,971,476
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	27,756,824
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	14,840,000	15,398,843
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 2/01/2055 (Put Date 9/01/2032)	6,000,000	6,350,645
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	12,845,000	13,969,611
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “G”, 5%, 12/01/2035	8,000,000	8,658,160
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	608,683
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,355,957	3,419,985
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	17,779,749	17,903,581
California Housing Finance Agency Municipal Certificates, “X”, 0.799%, 11/20/2035 (i)	51,256,410	2,021,491
California Housing Finance Agency Municipal Certificates, “X”, 0.721%, 8/20/2036 (n)	18,313,138	772,884
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,920,394
California Mountain House Financing Authority, Utility Systems Rev., BAM, 4.125%, 12/01/2048	1,000,000	938,849
California Mountain House Financing Authority, Utility Systems Rev., BAM, 4.25%, 12/01/2052	2,000,000	1,883,425
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	470,000	555,960
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,386,071
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	7,565,000	7,637,040
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,194,807
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,060,000	1,061,926
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	2,975,000	2,911,914
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,273,416
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,180,714
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,438,093
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	3,268,205
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 12/01/2044 (Put Date 12/01/2026)	3,120,000	3,120,295
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	2,036,763
California Pollution Control Financing Authority, Solid Waste Disposal Refunding Rev. (Republic Services, Inc. Project), 2.875%, 7/01/2043 (Put Date 8/17/2026)	3,820,000	3,814,886
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	405,977
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	395,727
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	331,161
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,105,000	1,110,095
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	441,071
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	890,000	679,403
California School Finance Authority, Charter School Rev. (Magnolia Public Schools - Obligated Group), “A”, 5%, 7/01/2046	1,070,000	1,054,377
California School Finance Authority, School Facility Rev. (Alliance for College - Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,051,580
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	2,740,000	2,270,739
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	811,114
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,185,193
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,290,000	1,280,611
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	390,132
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	756,060
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	5,150,000	5,188,716
5

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	$5,000,000	$5,057,092
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,087,652
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	8,560,410
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,922,696
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	390,000	396,841
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	381,209
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,401,085
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	596,630
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	6,765,000	5,682,637
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	10,200,000	8,485,605
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,698,359
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,737,919
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	12,130,000	11,084,077
Irvine, CA, Financial Authority, Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	10,305,000	9,130,626
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,429,859
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,063,404
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,328,646
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,429,568
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,437,685
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,873,880
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,103,062
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	644,057
Montebello, CA, Public Financing Authority, Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,124,964
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	1,465,000	1,549,074
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	2,203,208
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,738,514
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	149,377
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	72,279
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	130,000	125,284
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	204,343
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	113,524
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	158,306
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	109,935
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	575,531
River Islands, CA, Public Finance Authority Improvement Area No. 1, Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	6,969,460
River Islands, CA, Public Finance Authority, Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,638,343
Riverside County, CA, Transportation Commission Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,515,054
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,378,629
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,907,834
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,877,974
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,745,017
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.75%, 5/01/2048	5,975,000	6,381,273
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	8,275,000	8,976,012
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	6,145,000	6,631,968
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,493,956
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	3,964,706
6

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	$1,800,000	$1,846,502
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	270,177
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,972,961
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	5,420,000	5,649,925
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,488,373
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,218,711
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	6,376,797
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,940,987
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	4,622,627
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,460,524
		$370,478,276
Colorado – 3.0%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.5%, 12/01/2050	$3,160,000	$3,361,574
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.5%, 12/01/2054	4,855,000	5,123,500
Adams County, CO, City of Thornton, Amber Creek Metropolitan District General Obligation Refunding, BAM, 5.25%, 12/01/2047	1,000,000	1,025,389
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	325,000	339,146
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	650,063
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	57,169
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	805,313
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence - Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	2,884,770
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence - Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	4,632,405
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence - Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	3,780,000	3,272,377
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,465
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	335,000	335,361
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	385,000	385,936
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	720,855
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,328,315
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,466,954
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	243,413
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	285,062
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	291,427
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,834,124
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	13,617,766
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Liberty Common School Project), “A”, BAM, 5%, 1/15/2044	595,000	614,343
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Liberty Common School Project), “A”, BAM, 5%, 1/15/2049	2,075,000	2,099,914
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,404,976
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,756,654
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	4,165,000	4,005,600
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	4,905,000	4,610,118
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	319,775
7

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	$690,000	$555,426
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,259,044
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,045,445
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,507,907
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,658,228
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	8,090,000	6,967,710
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2045	1,955,000	1,993,118
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2050	2,635,000	2,601,312
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	1,780,000	1,726,129
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 5.25%, 5/15/2048	735,000	742,632
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,637,819
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	940,862
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,381,698
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	3,856,816
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,483,877
Colorado Health Facilities Authority, Hospital Rev. (Adventist System/Sunbelt Obligated Group), “A”, 4%, 11/15/2048	18,540,000	16,297,175
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	592,383
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	343,849
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	268,257
Colorado Housing & Finance Authority, Mortgage-Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,647,434	1,613,743
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, GNMA, 4.75%, 5/01/2049	1,885,000	1,904,421
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “F”, GNMA, 5.25%, 11/01/2052	3,665,000	3,794,067
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	13,275,000	13,995,177
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “H”, 4.25%, 11/01/2049	1,430,000	1,445,320
Colorado Regional Transportation District, Sales Tax Rev. (FasTracks Project), “A”, 5%, 11/01/2036	2,170,000	2,193,062
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,435,974
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,179,367
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2040	1,255,000	1,378,087
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2041	500,000	547,958
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2042	235,000	256,198
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2043	1,000,000	1,084,364
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	1,095,000	1,107,796
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,286,962
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	572,771
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	1,000,000	906,133
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	955,220
Denver, CO, Health & Hospital Authority Rev., “A”, 5.125%, 12/01/2050	625,000	617,009
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	1,970,000	2,077,454
Douglas County, CO, Sterling Ranch Community Authority Board, Supported District No. 2 Refunding & Improvement Senior, “A”, BAM, 5.25%, 12/01/2055	1,750,000	1,779,958
Erie, CO, Parkdale Community Authority, Supported Rev. (District No.1), “A”, AGM, 5.375%, 12/01/2045	1,091,000	1,147,908
Erie, CO, Parkdale Community Authority, Supported Rev. (District No.1), “A”, AGM, 5%, 12/01/2050	1,091,000	1,101,355
Erie, CO, Parkdale Community Authority, Supported Rev. (District No.1), “A”, AGM, 5.5%, 12/01/2055	1,091,000	1,126,918
Grand River Hospital District, Garfield & Mesa Counties, CO, General Obligation, AGM, 6%, 12/01/2044	705,000	803,689
Grand River Hospital District, Garfield & Mesa Counties, CO, General Obligation, AGM, 6%, 12/01/2045	670,000	758,313
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.125%, 6/01/2055	3,130,000	3,180,764
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	2,660,000	2,718,041
Lone Tree, CO, Rampart Range Metropolitan District No. 1, Limited Tax Supported & Special Rev., AGM, 5.25%, 12/01/2050	1,000,000	1,025,251
Lone Tree, CO, Rampart Range Metropolitan District No. 1, Limited Tax Supported & Special Rev., AGM, 5.25%, 12/01/2055	1,000,000	1,017,119
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,176,129
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,327,779
8

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	$1,385,000	$1,403,061
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,402,233
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,153,504
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,299,116
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.25%, 11/15/2028	625,000	653,832
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	12,145,000	11,426,933
State of Colorado (Building Excellent Schools Today), “T”, COP, 5%, 3/15/2045	1,000,000	1,059,499
State of Colorado (Building Excellent Schools Today), “T”, COP, 5%, 3/15/2046	1,250,000	1,314,823
Sterling, CO, Water Resources & Power Development Authority Rev. (Wastewater Utility Enterprise Project), “A”, AGM, 5%, 9/01/2055	795,000	807,549
Vail, CO, Certificates of Participation, 5.5%, 12/01/2064	2,645,000	2,786,588
Weld County, CO, School District No. 6, COP, AGM, 5.25%, 12/01/2050	1,150,000	1,176,123
		$208,760,019
Connecticut – 1.0%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$1,318,279
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,910,000	1,989,083
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,195,000	1,983,231
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,313,991
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.5%, 11/15/2033	1,380,000	1,307,126
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.75%, 11/15/2034	1,440,000	1,371,417
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2035	855,000	838,109
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2036	375,000	366,764
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4.25%, 11/15/2039	785,000	765,965
Connecticut Mohegan Tribal Finance Authority, Economic Development, 7%, 2/01/2045 (n)	7,045,000	7,103,993
Fairfield, CT, Health & Educational Facilities Authority Rev. (Fairfield University), “W”, 5%, 7/01/2045 (w)	1,250,000	1,318,515
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,113,265
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	4,860,000	4,939,851
Hartford, CT, Health & Educational Facilities Authority Rev. (Hartford Healthcare), “A”, AGM, 5.5%, 7/01/2055	20,000,000	21,380,008
Norwalk, CT, Housing Authority, Multi-Family (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	2,215,000	2,180,210
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “C”, 4.75%, 10/01/2032	8,085,000	8,294,266
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	3,695,000	3,723,267
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	146,428
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	228,447
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	261,165
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	485,000	512,647
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	528,723
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	845,000	888,830
West Haven, CT, General Obligation, BAM, 4%, 3/15/2040	590,000	582,693
		$67,456,273
Delaware – 0.5%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$375,000	$368,114
Delaware Economic Development Authority, Retirement Communities Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “B”, 5.25%, 11/15/2053	3,670,000	3,687,493
Delaware Health Facilities Authority Rev. (Christiana Care Health System), 5.25%, 10/01/2051 (u)	10,000,000	10,406,957
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), HUD Section 8, 4.65%, 1/01/2041	19,524,158	19,927,531
		$34,390,095
District of Columbia – 0.4%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$2,400,000	$2,507,958
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,396,972
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,542,325	1,542,413
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,840,000	1,840,221
9

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	$3,545,000	$3,545,038
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	683,356
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,790,226
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,455,000	1,272,885
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	1,250,000	1,068,418
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	11,950,000	12,377,246
		$29,024,733
Florida – 6.7%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2040	$520,000	$489,064
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2046	700,000	595,483
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2053	3,935,000	4,080,847
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2060	18,585,000	19,131,332
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	828,438
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,394,566
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,809,003
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,014
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	825,577
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	862,878
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,438,098
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,647,380
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,801,600
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	85,000	85,339
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5%, 5/01/2044	905,000	894,253
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	695,000	673,702
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.875%, 10/01/2045	340,000	352,021
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	3,875,000	3,963,381
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,337,031
Collier County, FL, Industrial Development Authority, Healthcare Facilities Refunding Rev. (NCH Healthcare System Projects), “A”, AGM, 5.25%, 10/01/2052	2,385,000	2,425,631
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2049	2,000,000	2,027,929
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	465,789
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	70,000	70,655
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	395,000	398,760
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,185,000	3,189,183
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	60,000	59,842
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	124,657
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	348,369
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 5.25%, 7/01/2055	775,000	729,567
10

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	$1,350,000	$1,269,104
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	96,810
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	415,792
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	237,219
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	806,786
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,165,404
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 6.125%, 6/15/2050	865,000	893,196
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 6%, 6/15/2055	1,750,000	1,775,595
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 4%, 9/15/2030 (n)	200,000	194,740
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2040 (n)	395,000	379,598
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2050 (n)	775,000	673,327
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	114,012
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	185,311
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	235,626
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	165,818
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	142,094
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	166,252
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	306,800
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	916,042
Florida Development Finance Corp., Healthcare Facilities Rev. (Tampa General Hospital Project), “A”, 5.25%, 8/01/2051	3,000,000	3,106,205
Florida Development Finance Corp., Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,615,368
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	540,000	562,500
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	328,436
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	8,860,000	8,016,925
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	604,275
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	287,529
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	490,000	391,635
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	9,850,000	9,895,706
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	180,000	178,098
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	1,065,000	1,019,842
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	710,000	672,547
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	768,502
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,051,069
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	867,688
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	657,332
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	851,111
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,160,346
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,367,727
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	2,028,323
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	425,843
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	2,475,000	2,345,787
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,574,032
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	625,000	626,272
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	2,595,000	2,562,843
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	5,105,000	5,086,310
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	3,535,000	3,485,474
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,720,000	1,879,620
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.25%, 6/15/2055	1,525,000	1,550,109
11

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	$7,210,000	$7,224,735
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.625%, 11/15/2045	890,000	942,229
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.75%, 11/15/2055	1,805,000	1,868,491
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	3,630,000	3,762,326
Florida Pompano Beach Rev. (John Knox Village Project), 5%, 9/01/2039	640,000	640,223
Florida Pompano Beach Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,500,000	3,540,753
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048 (u)	14,640,000	15,164,645
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2051 (u)	8,475,000	8,718,593
Greater Orlando, FL, Aviation Authority, Special Purpose Airport Facilities Rev. (United Airlines, Inc. Project), 5.5%, 11/01/2037	2,500,000	2,604,340
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	5,485,000	5,750,754
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	10,980,000	11,551,207
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,550,750
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2050 (u)	2,990,000	3,071,048
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2054	3,135,000	3,198,279
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054 (u)	7,255,000	7,401,441
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	387,059
JEA, FL, Water and Sewer System Rev., 5.25%, 10/01/2055	19,530,000	20,427,564
JEA, FL, Water and Sewer System Rev., “A”, 5.5%, 10/01/2054 (u)	10,000,000	10,640,980
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	10,000	10,000
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	147,057
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	480,675
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,075,000	1,159,418
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,500,000	1,568,707
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,495,000	2,553,528
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	4,195,000	4,293,407
Lee County, FL, Airport Rev., 5.5%, 10/01/2056	3,615,000	3,784,257
Lee County, FL, Airport Rev., “A-1”, 5.5%, 10/01/2051	3,450,000	3,637,573
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2044	1,620,000	1,634,181
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2049	1,740,000	1,683,583
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “A”, 5.25%, 11/15/2054	3,195,000	3,169,427
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	930,000	934,099
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	720,000	722,766
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	2,880,000	2,933,861
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	9,885,000	9,374,534
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2048	10,000,000	9,067,740
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2053	6,750,000	5,864,555
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	9,745,000	8,271,101
Miami-Dade County, FL, Aviation Rev., “A”, 5.25%, 10/01/2050 (u)	6,860,000	7,058,823
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055 (u)	7,565,000	7,866,277
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,630,000	1,649,030
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,424,758
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	140,000	140,069
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	107,635
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	181,023
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2060	2,830,000	2,857,532
Okaloosa, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.5%, 5/15/2045	890,000	913,792
Orange & Osceola Counties, FL, Central Florida Tourism Oversight District (Successor to Randy Creek Improvement District), “1”, 5%, 10/01/2043	2,235,000	2,401,457
Orange & Osceola Counties, FL, Central Florida Tourism Oversight District (Successor to Randy Creek Improvement District), “1”, 5%, 10/01/2044	3,650,000	3,894,488
12

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Orange & Osceola Counties, FL, Central Florida Tourism Oversight District (Successor to Randy Creek Improvement District), “1”, 5%, 10/01/2045	$3,000,000	$3,179,614
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	990,739
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042	3,625,000	3,350,223
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	4,085,000	3,489,478
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	15,410,000	15,910,064
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2047	1,900,000	1,892,013
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	1,665,000	1,594,213
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	595,237
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	288,837
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	328,764
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	119,968
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	346,135
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	388,839
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	392,329
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	412,031
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	311,378
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5%, 10/01/2043	885,000	884,802
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2048	1,800,000	1,762,779
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2053	2,730,000	2,606,971
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	744,433
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	939,151
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2045	3,025,000	3,045,594
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	715,717
Palm Beach County, FL, Health Facilities Authority Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), 5%, 11/15/2055	3,000,000	2,924,453
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	480,000	476,312
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	751,743
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	459,161
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,597,921
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	6,648,650
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.5%, 10/01/2045	1,500,000	1,539,602
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2055	2,200,000	2,249,761
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2065	1,500,000	1,528,737
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	4,540,000	4,582,158
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	4,698,239
13

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	$540,000	$551,293
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	703,412
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5.25%, 10/01/2051	6,000,000	6,134,633
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5.25%, 10/01/2056	6,800,000	6,909,686
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “B”, 5.5%, 10/01/2051	130,000	132,574
Pensacola, FL, Airport Rev., 5.5%, 10/01/2050	5,250,000	5,527,657
Pensacola, FL, Airport Rev., 5.5%, 10/01/2055	5,670,000	5,916,749
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	150,480
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,453,618
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,447,349
South Miami, FL, Health Facilities Authority, Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	13,610,000	11,886,235
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	84,905
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	79,799
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	84,506
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	74,241
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	78,747
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	353,592
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	252,352
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	232,984
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	211,286
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,761	17,532
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	827,329
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	819,500
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	431,035
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	631,796
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	282,931
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	370,157
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	351,179
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	453,520
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	191,344
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	178,145
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,750,000	3,385,604
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,599,997
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	565,000	546,294
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	695,000	677,885
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	420,000	420,333
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.55%, 5/01/2044	240,000	231,360
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.75%, 5/01/2055	200,000	180,187
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	615,000	614,428
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	325,000	332,611
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	220,000	213,133
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	490,000	497,154
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	935,000	914,904
14

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 5.125%, 5/01/2056	$7,165,000	$6,922,142
		$467,510,783
Georgia – 2.7%
Atlanta, GA, Airport Passenger Facility Charge Rev., “D”, 4%, 7/01/2038	$4,680,000	$4,535,941
Atlanta, GA, Airport Passenger Facility Charge Rev., “D”, 4%, 7/01/2039	6,860,000	6,578,560
Atlanta, GA, Airport Rev. (Sustainable Bonds), “B-1”, 5.5%, 7/01/2055 (u)	5,490,000	5,763,699
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	5,742,000	5,183,692
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,305,000	5,415,130
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	1,003,822
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	920,932
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,389,381
Augusta, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.125%, 4/01/2053	9,155,000	9,274,377
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,342,439
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	634,183
Burke County, GA, Development Authority, Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “C”, 4.125%, 11/01/2045	2,000,000	1,872,140
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,250,000	1,137,155
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	505,233
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	860,217
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	4,010,000	4,280,202
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2045	105,000	102,640
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2050	375,000	351,152
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	500,000	444,674
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	4,715,000	4,657,751
Fulton County, GA, Development Authority, Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,289,789
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	5,277,881
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	55,000	55,034
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.6%, 12/01/2054	7,000,000	6,788,375
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	671,504
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,437,511
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,704,579
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2043	1,470,000	1,480,784
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	18,310,997
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	11,585,000	12,389,256
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,674,639
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	14,398,343
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	9,915,000	10,423,985
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 5/01/2054 (Put Date 12/01/2030)	8,570,000	9,000,559
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 4%, 1/01/2046	945,000	869,990
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,145,292
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	1,530,000	1,524,784
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	543,169
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,493,806
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	1,000,000	1,007,489
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,788,798
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,739,434
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	155,000	149,725
15

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	$195,000	$186,118
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	165,000	155,509
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,174,015
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	3,955,100
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.125%, 6/01/2050	1,125,000	1,096,338
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	1,665,000	1,610,150
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	2,295,000	2,234,058
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	6,825,000	6,746,466
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2050	1,000,000	1,027,235
		$186,604,032
Guam – 0.1%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$2,235,000	$2,126,440
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	6,005,000	6,073,913
		$8,200,353
Hawaii – 0.1%
Hawaii Airports System Rev., “A”, 5.25%, 7/01/2051 (u)	$2,515,000	$2,584,612
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054 (u)	3,880,000	4,101,695
		$6,686,307
Idaho – 0.0%
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2044	$450,000	$454,219
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2049	665,000	647,893
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	445,000	416,503
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	535,000	544,834
		$2,063,449
Illinois – 5.7%
Bellwood, IL, Tax Increment Rev., (Workforce Housing Project), 5%, 12/01/2039	$865,000	$899,586
Bellwood, IL, Tax Increment Rev., (Workforce Housing Project), 5%, 12/01/2050	3,280,000	3,256,979
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	7,230,000	6,748,275
Chicago Transit Authority, Second Lien Sales Tax Receipts Refunding Rev., “A”, 5.5%, 12/01/2056	2,000,000	2,094,099
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	7,047,021
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	2,249,293
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	934,571
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,616,901
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,774,453
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	795,000	799,981
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	795,000	799,013
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2042	1,405,000	1,405,325
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	1,445,000	1,462,343
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	2,100,000	2,028,836
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	17,805,000	17,999,717
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	7,905,000	8,270,490
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	10,393,074
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,345,000	1,393,602
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	3,665,000	3,700,426
16

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	$1,070,000	$1,110,033
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	715,000	748,342
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	535,000	564,284
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,425,000	1,512,367
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,160,000	2,247,029
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	9,915,000	9,367,447
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	851,950
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	884,969
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,337,654
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	861,022
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,865,000	6,000,854
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,643,776
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	7,535,000	7,700,172
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,403,213
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,748,172
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,880,265
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	7,563,778
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	115,000	113,675
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,418,366
Chicago, IL, General Obligation, “A”, 6%, 1/01/2050	7,305,000	7,543,348
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,352,180
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,646,057
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	850,928
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,273,805
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	5,928,858
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	3,025,000	3,147,003
Chicago, IL, Midway Airport Refunding Rev., “A”, 5.25%, 1/01/2044	1,000,000	1,045,046
Chicago, IL, Midway Airport Refunding Rev., “A”, 5.25%, 1/01/2045	1,700,000	1,763,502
Chicago, IL, Midway Airport Refunding Rev., “A”, 5.25%, 1/01/2046	1,850,000	1,906,950
Chicago, IL, Midway Airport Refunding Rev., “A”, 5.5%, 1/01/2050	5,750,000	5,973,459
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.75%, 1/01/2048	1,975,000	2,087,402
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	2,035,000	2,103,754
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2042	1,345,000	1,429,707
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2043	1,055,000	1,117,256
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	6,814,301
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,608,763
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	8,059,702
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,838,960
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2059	4,115,000	4,249,891
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,478,507
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,081,148
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	7,884,202
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2053	5,000,000	5,124,357
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2058	10,000,000	10,209,015
Grand Prairie, IL, Water Commission Senior Lien Water Rev., BAM, 5.25%, 1/01/2050	1,900,000	1,977,153
Grand Prairie, IL, Water Commission Senior Lien Water Rev., BAM, 5.25%, 1/01/2055	4,750,000	4,871,157
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 3.45%, 11/01/2044 (Put Date 11/02/2026)	1,900,000	1,901,556
Illinois Finance Authority Rev. (Ascension Health), “C”, 5%, 2/15/2041	630,000	634,226
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	334,407
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	398,807
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	234,930
17

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	$455,000	$412,353
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	342,947
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,105,572
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,293,936
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.125%, 11/01/2046	1,120,000	1,128,170
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2050	975,000	972,077
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2055	1,570,000	1,555,901
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,750,978
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,499,986
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	2,022,262
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,580,000	2,684,059
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	401,149
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	778,944
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	645,000	619,805
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	630,000	588,655
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,756,420
Illinois Finance Authority Rev. (Springfield Sustainable Energy Partners), 5.5%, 4/01/2051	4,610,000	4,833,034
Illinois Finance Authority Rev. (Springfield Sustainable Energy Partners), 5.5%, 4/01/2056	4,240,000	4,404,352
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	675,000	671,559
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	336,547
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	376,038
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	250,000	221,332
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	2,430,000	2,029,484
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2053	5,210,000	5,362,520
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2057	6,000,000	6,174,993
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	157,241
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	390,513
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	2,055,000	1,904,715
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	354,238
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	1,185,000	1,195,573
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,734,600	6,977,787
Illinois Housing Development Authority Rev., “A”, GNMA, 4.8%, 10/01/2043	9,545,000	9,690,942
Illinois Housing Development Authority Rev., “A”, GNMA, 4.9%, 4/01/2047	2,495,000	2,507,735
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	1,255,000	1,238,286
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,154,334	2,845,689
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,147,623	2,839,635
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051 (z)	2,872,200	2,591,162
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	1,976,615	1,783,207
Illinois Sales Tax Securitization Corp. Refunding, “A”, 5%, 1/01/2046	4,000,000	4,112,363
Illinois Sales Tax Securitization Corp., Second Lien Refunding, “A”, 5%, 1/01/2045	5,115,000	5,276,001
Joliet, IL, Waterworks & Sewerage Senior Lien Rev., BAM, 5.25%, 1/01/2050	5,000,000	5,170,366
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	201,093
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	641,581
Macon County, IL, Decatur School District No. 61, General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,478,045
18

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	$605,000	$605,360
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	620,369
Northeastern, IL, University Certificates of Participation (Capital Improvement Projects), BAM, 5.75%, 7/01/2045	1,345,000	1,425,421
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,278,589
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2039	350,000	371,182
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2040	320,000	337,519
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2041	425,000	445,361
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2042	500,000	521,030
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2043	525,000	544,270
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2044	250,000	257,574
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	860,000	843,233
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,598,288
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,380,335
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,472,386
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,277,121
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	7,980,934
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	10,758,372
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2047	800,000	818,713
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,700,000	3,834,003
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2048	800,000	816,462
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2049	800,000	813,715
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,356,666
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,526,093
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	542,606
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	679,090
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	936,540
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,391,422
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,575,160
Will County, IL, Joliet School District No. 86 General Obligation, BAM, 4%, 1/01/2049	1,795,000	1,637,754
		$396,026,503
Indiana – 1.3%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 7/15/2058	$5,000,000	$5,412,698
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	16,030,000	17,353,110
Hamilton County, IN, Westfield Washington Multi-School Building Corp., Ad Valorem Property Tax First Mortgage, “B”, BAM, 5%, 7/15/2043	2,300,000	2,435,372
Hamilton County, IN, Westfield Washington Multi-School Building Corp., Ad Valorem Property Tax First Mortgage, “B”, BAM, 5%, 1/15/2045	3,350,000	3,517,366
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.25%, 3/01/2050	1,660,000	1,668,893
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	5,350,000	5,382,607
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2048	1,035,000	1,100,294
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	5,325,000	5,585,096
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	206,685
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	133,393
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038	2,260,000	2,260,000
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,697,741
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,876,563
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2040	305,000	311,550
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.25%, 5/01/2045	1,090,000	1,100,576
19

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.375%, 5/01/2050	$1,465,000	$1,456,103
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	1,475,000	1,475,153
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	1,050,000	994,345
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	860,000	816,287
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,580,000	2,519,822
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	535,000	532,485
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “F-1”, BAM, 5.25%, 3/01/2067	7,815,000	8,014,178
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	685,000	704,830
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	770,000	796,385
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,262,066
Johnson County, IN, Clark-Pleasant Community School Building Corp., AD Valorem Property Tax First Mortgage Rev., 5%, 1/15/2046 (w)	1,000,000	1,039,346
Northern Indiana Commuter Transportation District, Limited Obligation Consolidated Rev., 5.25%, 1/01/2049	3,000,000	3,144,318
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	10,899,430
		$89,696,692
Iowa – 0.4%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$613,701
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	486,175
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	831,771
Iowa Finance Authority, Senior Living Facility Rev. (Presbyterian Homes Mill Pond Project), 5.75%, 10/01/2055	1,120,000	1,130,110
Iowa Finance Authority, Senior Living Facility Rev. (Presbyterian Homes Mill Pond Project), 5.875%, 10/01/2065	1,700,000	1,711,720
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	130,000	130,324
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	1,485,000	1,464,278
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	3,885,000	3,829,609
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	611,922
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	650,811
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	485,000	390,120
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	731,614
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	85,000	82,866
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	4,615,000	3,592,149
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	1,210,000	1,107,158
Muscatine, IA, Muscatine Power & Water, Electric Rev., “A”, AGM, 5.25%, 12/01/2051	4,605,000	4,791,577
Muscatine, IA, Muscatine Power & Water, Electric Rev., “A”, AGM, 5.25%, 12/01/2055	5,000,000	5,183,321
		$27,339,226
Kansas – 0.4%
Ellis County, KS, Unified School District No. 489, General Obligation, “B”, AGM, 4%, 9/01/2052	$1,270,000	$1,100,442
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	964,052
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	473,033
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	1,201,866	1,181,593
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	413,112
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,357,968
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	841,727
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	880,791
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	930,014
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	1,017,344
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,118,648
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,890,000	1,892,964
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,580,000	3,420,567
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	683,200
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,303,520
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,335,258
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	915,000	918,328
20

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	$1,465,000	$1,437,140
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	105,244
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	496,880
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	230,000	230,084
Wyandotte County/Kansas City, KS, Unified Government Sales Tax Special Obligation Rev. (Northwest Speedway Star Bond District Project), 4%, 3/01/2036	1,410,000	1,368,010
Wyandotte County/Kansas City, KS, Unified Government Sales Tax Special Obligation Rev. (Northwest Speedway Star Bond District Project), 4.75%, 3/01/2041	2,135,000	2,062,753
		$27,532,672
Kentucky – 0.8%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,861,289
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,380,069
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,128,908
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	1,994,494
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,305,753
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,021,055
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,610,915
Kentucky Economic Development Finance Authority, Louisville Arena Project Refunding Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	705,037
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,255,718
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	16,355,000	16,505,538
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	185,000	162,932
Trimble County, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	9,694,014
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2049	2,000,000	2,065,198
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2054	7,000,000	7,156,291
		$54,847,211
Louisiana – 1.1%
East Baton Rouge, LA, Sewerage Commission, Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$7,038,560
Louisiana Capital Area Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities Program), “A”, GNMA, 4.6%, 10/01/2046	1,335,000	1,320,668
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	2,335,000	2,299,062
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,590,000	1,536,760
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,470,000	2,809,781
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	1,999,129
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	461,041
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,755,000	2,761,890
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	797,967
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	3,955,451
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	6,130,000	6,284,265
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	7,810,000	7,874,511
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	2,583,057
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	1,660,429
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	5,505,524
21

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
New Orleans, LA, Aviation Board General Airport Refunding Rev., “B”, AGM, 5.25%, 1/01/2042	$4,000,000	$4,272,730
New Orleans, LA, Aviation Board General Airport Refunding Rev., “B”, AGM, 5.25%, 1/01/2043	11,000,000	11,685,880
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	961,076
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2051	1,905,000	1,975,925
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	2,440,000	2,519,125
Shreveport, LA, General Obligation, 5%, 3/01/2054	2,265,000	2,275,061
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	745,678
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	860,609
		$74,184,179
Maine – 0.5%
ECO Maine, Solid Waste Resource Recovery System Rev. (Green Bonds), 5.25%, 10/15/2041	$1,875,000	$1,976,446
ECO Maine, Solid Waste Resource Recovery System Rev. (Green Bonds), 5.25%, 10/15/2042	975,000	1,022,874
ECO Maine, Solid Waste Resource Recovery System Rev. (Green Bonds), 5.25%, 10/15/2043	500,000	521,577
ECO Maine, Solid Waste Resource Recovery System Rev. (Green Bonds), 5.25%, 10/15/2045	1,150,000	1,183,193
Maine Finance Authority Rev. (University of New England), 5.5%, 7/01/2055	6,145,000	6,405,742
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	935,000	965,981
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2028	395,000	409,933
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2029	395,000	411,544
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2030	395,000	414,305
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2032	995,000	1,064,005
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2033	965,000	1,035,204
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4%, 12/01/2034	1,105,000	1,086,393
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.125%, 12/01/2035	980,000	962,217
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.25%, 12/01/2036	970,000	951,749
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.625%, 12/01/2040	860,000	835,803
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.75%, 12/01/2041	860,000	840,120
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.75%, 12/01/2042	810,000	792,047
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.875%, 12/01/2043	560,000	550,395
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.875%, 12/01/2044	535,000	525,001
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	964,502
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,183,906
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,666,851
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,356,205
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	860,000	865,732
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,000,000	1,031,655
		$33,023,380
Maryland – 1.9%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	$380,000	$381,639
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	796,462
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,894,982
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,617,621
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	1,009,472
Baltimore, MD, Project Rev. (Water Projects), “A”, 5%, 7/01/2041	3,935,000	3,964,291
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,243,292
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	250,000	249,760
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	339,682
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	675,000	665,769
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	147,846
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	152,255
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	808,220
22

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048	$2,420,000	$2,454,778
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048	1,955,000	1,975,126
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	15,400,000	17,179,481
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	8,120,000	8,312,455
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,895,000	2,904,484
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,985,000	4,054,343
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	551,387
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	615,000	593,911
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	593,995
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	133,663
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	353,531
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	990,000	746,424
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,054,781
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,844,931
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.5%, 7/01/2056	4,015,000	4,167,542
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health, Inc.), “A”, 5.25%, 8/15/2054	20,000,000	20,554,628
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5.25%, 7/01/2050	3,000,000	3,102,680
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5.5%, 7/01/2055	12,255,000	12,914,685
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,409,264
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,994,882
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,309,232
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	766,341
Maryland Stadium Authority, Baltimore City Public Schools Construction & Revitalization Program Rev., Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	924,145
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	19,390,000	20,221,794
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	150,633
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	247,161
		$129,787,568
Massachusetts – 2.2%
Commonwealth of Massachusetts Transportation Fund Refunding Rev., “A”, 5%, 6/01/2043	$7,310,000	$7,480,603
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2045	1,460,000	1,502,874
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	585,000	583,922
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “I-2”, 5%, 7/01/2053	6,820,000	6,683,895
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2031	890,000	943,229
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2032	905,000	956,896
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	6,700,000	5,810,071
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,350,667
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	12,205,000	12,968,182
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	200,441
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,628,319
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	506,219
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	1,375,000	1,381,321
23

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	$2,145,000	$2,078,345
Massachusetts Development Finance Agency Rev. (Mass General Brigham, Inc.), “F”, 5%, 7/01/2049	10,000,000	10,298,681
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	485,000	488,257
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	4,405,000	4,181,444
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), 6%, 10/01/2049	425,000	454,492
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,405,000	1,414,898
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,830,000	1,800,653
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	6,355,000	5,998,482
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,040,088
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	397,981
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	961,698
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.5%, 7/01/2045	125,000	129,238
Massachusetts Development Finance Agency Rev. (Suffolk University), 6%, 7/01/2050	1,635,000	1,716,798
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	4,140,000	3,355,406
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.25%, 7/01/2055	4,085,000	3,926,228
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2060	1,365,000	1,386,570
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2065	1,865,000	1,894,471
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,030,980
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,470,000	1,475,554
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,502,388
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,755,000	1,699,833
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2032	670,000	725,267
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2033	415,000	445,559
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	853,387
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	295,000	240,454
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	7,595,000	7,599,883
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	8,040,000	6,817,173
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	9,100,000	7,257,367
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,580,000	1,683,013
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,532,024
Massachusetts Educational Financing Authority, Education Loan Rev., “D”, 5%, 7/01/2054	5,805,000	5,385,430
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,191,667
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	3,999,278
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,468,008
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	411,516
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	820,367
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,168,801
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,638,040
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,156,436
		$150,622,794
Michigan – 1.5%
Board of Trustees of Northern Michigan University, General Rev., “A”, 5.5%, 6/01/2050	$270,000	$286,685
Board of Trustees of Northern Michigan University, General Rev., “A”, 5.5%, 6/01/2055	4,000,000	4,208,188
Grand Rapids, MI, Economic Development Corp., Limited Obligation Rev. (Beacon Hill at Eastgate Project), “A”, 6%, 11/01/2050	1,095,000	1,078,776
Grand Rapids, MI, Economic Development Corp., Limited Obligation Rev. (Beacon Hill at Eastgate Project), “A”, 6.125%, 11/01/2060	10,230,000	10,061,546
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,527,637
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,495,470
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6%, 8/15/2046	505,000	513,307
24

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2056	$835,000	$839,121
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2061	700,000	700,894
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	994,163
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,195,773
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,330,000	1,202,473
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,200,000	1,221,349
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 6%, 12/01/2054	2,860,000	3,042,762
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,909,592
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,401,019
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	809,476
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,612,225
Michigan Finance Authority, Hospital Rev. (Trinity Health Group), “MI-1”, 5%, 12/01/2048 (Prerefunded 12/01/2028)	50,000	53,000
Michigan Finance Authority, Hospital Rev. (Trinity Health Group), “MI-1”, 5%, 12/01/2048	2,235,000	2,254,010
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	6,635,000	6,434,596
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	11,145,308
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.75%, 10/01/2059	15,980,000	15,431,357
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 6.25%, 6/01/2055	7,555,000	8,259,246
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,825,873
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,222,304
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,268,951
Oakland, Washtenaw, & Livingston Counties, MI, South Lyon Community Schools, School Building & Site Bonds (General Obligation-Unlimited Tax), “I”, 5%, 5/01/2045 (w)	750,000	793,196
Saginaw, MI, Hospital Finance Authority, Hospital Rev. (Covenant Medical Center, Inc.), “L”, 5.25%, 7/01/2051	1,130,000	1,167,801
Saginaw, MI, Hospital Finance Authority, Hospital Rev. (Covenant Medical Center, Inc.), “L”, 5.25%, 7/01/2056	2,265,000	2,313,139
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5.75%, 12/01/2050	485,000	520,258
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	836,471
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	917,606
		$102,543,572
Minnesota – 0.7%
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2044	$655,000	$678,188
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2047	565,000	574,044
Dakota County, MN, Community Development Agency, Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	4,795,000	4,544,491
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	840,000	817,335
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,236,323
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	478,119
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,096,508
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,030,267
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,304,791
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,582,346
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	243,246
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	5,255,000	5,339,748
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,180,000	1,190,518
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,371,579
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	5,655,000	5,721,279
Minnesota Joint Powers Entity, Rum River Special Education Cooperative, COP, “A”, 5%, 2/01/2040	965,000	975,675
Minnesota Joint Powers Entity, Rum River Special Education Cooperative, COP, “A”, 5.5%, 2/01/2046	835,000	843,929
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,170,000	1,167,217
St. Cloud, MN, Health Care Rev. (Centracare Health System), 5%, 5/01/2054	14,350,000	14,417,363
St. Cloud, MN, Health Care Rev. (Centracare Health System), “A”, 5%, 5/01/2046	2,865,000	2,866,094
25

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – continued
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Refunding Rev. (Nova Classical Academy Project), 5.5%, 9/01/2055	$425,000	$410,340
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Refunding Rev. (Nova Classical Academy Project), 5.625%, 9/01/2065	285,000	275,099
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	223,467
		$52,387,966
Mississippi – 0.6%
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	$5,760,000	$5,272,392
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,935,000	2,148,316
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	770,000	774,409
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	396,774
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,170,915
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	330,000	332,011
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	375,000	451,834
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2049	935,000	1,108,286
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,470,601
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	595,000	573,466
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	319,790
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	982,209
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	685,100
Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2048	10,990,000	10,138,794
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	8,350,000	7,428,254
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	3,980,000	4,233,145
		$39,486,296
Missouri – 1.1%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$10,000,000	$10,289,877
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058	5,250,000	5,402,185
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	7,912,916
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,437,021
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	160,505
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	1,825,000	1,772,942
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	905,771
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	283,211
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	336,935
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,405,000	1,095,274
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), 5.5%, 12/01/2048	3,995,000	4,230,303
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,129,301
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,605,410
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,651,485
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,392,248
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	2,994,828
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	1,075,000	1,082,451
26

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 4.5%, 11/01/2046	$2,000,000	$1,967,927
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	5,050,000	5,394,971
Missouri Joint Municipal Electric Utility Commission, Power Project Rev. (Marshall Energy Center Project), 5.25%, 1/01/2056	5,625,000	5,837,789
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	290,000	278,129
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	215,000	192,654
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	1,066,491
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	115,010
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	93,412
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	183,229
St. Louis, MO, Airport Rev. (Lambert International Airport), “B”, AGM, 5.25%, 7/01/2054	1,895,000	1,934,372
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	105,000	101,260
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	539,107
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,556,689
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	1,205,000	1,211,162
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,409,209
		$75,564,074
Montana – 0.0%
Belgrade, MT, Water System Rev., AGM, 5%, 7/01/2050	$1,000,000	$1,018,687
Belgrade, MT, Water System Rev., AGM, 5%, 7/01/2055	1,000,000	1,010,758
		$2,029,445
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$700,822
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	880,000	886,252
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5.25%, 12/15/2054	5,935,000	6,076,473
		$7,663,547
Nevada – 0.2%
Clark County, NV, School District, General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$714,287
Clark County, NV, School District, General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,553,587
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	245,000	245,046
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	500,078
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,005,000	1,005,006
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	582,429
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,627,997
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	1,205,000	1,186,469
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	327,864
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	400,408
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	2,195,000	2,242,682
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,785,000	1,808,805
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,420,000	1,438,070
27

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – continued
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	$1,945,000	$1,969,751
		$16,602,479
New Hampshire – 3.4%
National Finance Authority, NH, Affordable Housing Certificates (Arc70), “A-1”, 4.125%, 4/20/2043 (Put Date 3/01/2036)	$2,843,228	$2,762,455
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	27,905,000	28,620,989
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	16,680,000	16,753,591
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,680,000	1,700,408
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	1,200,000	1,232,300
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,130,000	1,063,586
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	13,890,000	13,757,491
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,141,509	9,193,277
National Finance Authority, NH, Municipal Certificates, “2-A”, 3.875%, 1/20/2038	7,416,359	7,099,412
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.163%, 10/01/2051	5,969,695	5,716,716
National Finance Authority, NH, Municipal Certificates, “4-B”, 3.814%, 5/20/2042	5,630,341	4,959,895
National Finance Authority, NH, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,316,445	6,331,948
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.167%, 1/20/2041	5,152,906	4,987,267
National Finance Authority, NH, Municipal Certificates, “A-1”, HUD Section 8, 4.946%, 2/20/2041	8,536,982	8,737,252
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	8,478,227	8,352,398
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	1,833,246	1,738,486
National Finance Authority, NH, Municipal Certificates, “A-2”, HUD Section 8, 4.946%, 2/20/2041	6,814,519	6,652,648
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	27,819,190	1,113,118
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	4,484,674	4,408,659
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 4.625%, 11/01/2042 (n)	1,855,000	1,608,067
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,865,371
National Finance Authority, NH, Rev. (Abilene Christian University Energy Projects), “A”, 5%, 11/01/2049	5,000,000	4,986,716
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	2,160,000	2,171,161
National Finance Authority, NH, Rev. (Winston-Salem Sustainable Energy Partners), “A”, 5.5%, 6/01/2050	23,440,000	24,283,163
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	915,000	925,592
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	771,245
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	2,333,000	2,327,219
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	4,804,000	4,778,649
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	2,514,000	2,514,860
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	6,895,000	6,850,511
National Finance Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	3,277,000	3,258,371
National Finance Authority, NH, Special Rev., Capital Appreciation (The Astro Sunterra Projects, Waller County, Texas Municipal Utility Districts), 0%, 12/15/2034	5,623,000	3,175,317
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,920,000	11,723,591
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “E”, GNMA, 6.25%, 7/01/2055	11,285,000	12,567,590
New Hampshire National Finance Authority Rev. (Abilene Christian University Energy Projects), “A”, 5.25%, 11/01/2054	4,805,000	4,806,682
New Hampshire National Finance Authority, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,520,000	2,611,273
New Hampshire National Finance Authority, Municipal Certificates, “A-2”, 3.824%, 11/20/2042	9,311,683	8,554,139
		$234,961,413
New Jersey – 2.2%
Atlantic City, NJ, Tax Appeal Refunding (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$3,875,000	$3,940,181
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	235,599
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	641,001
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	584,486
28

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	$1,880,000	$1,918,228
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “N1”, AAC, 5.5%, 9/01/2026	2,775,000	2,808,845
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	370,908
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	370,733
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,134,275
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	347,601
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	710,000	710,778
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,236,886
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,319,037
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2045	240,000	240,557
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.125%, 11/01/2055	595,000	570,202
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.25%, 11/01/2060	485,000	468,397
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	1,850,000	1,921,686
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	1,885,000	1,969,379
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	2,000,000	1,973,800
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,030,000	2,032,357
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,189,430
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,710,404
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,718,668
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	1,670,000	1,715,063
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	11,110,000	10,442,600
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	795,000	751,294
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	8,610,000	8,485,797
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	329,609
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	460,866
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,198,101
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,181,299
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	3,015,000	2,929,052
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,275,000	1,215,045
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4.25%, 12/01/2045	12,265,000	12,115,486
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,475,000	1,372,228
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	1,005,000	983,528
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., “1C”, 5.5%, 12/01/2055	2,325,000	2,327,332
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	480,607
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051	4,510,000	4,503,892
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	5,040,000	4,935,121
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,443,574
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,441,612
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,441,572
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	3,975,000	4,017,907
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	902,776
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,270,139
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	882,836
29

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	$955,000	$939,212
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	2,092,534
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2055	10,000,000	10,184,795
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	2,405,000	2,803,619
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	12,350,591
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	2,043,030
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	5,063,131
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	5,010,000	4,617,057
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	2,110,956
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,730,000	3,549,463
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	3,256,017
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.5%, 7/01/2040	335,000	330,150
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 5%, 7/01/2044	500,000	500,277
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	614,517
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	2,853,596
		$156,549,719
New Mexico – 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$285,000	$286,680
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	670,000	673,268
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	4,015,000	4,238,555
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	115,000	113,517
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	425,000	431,411
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	164,989
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	165,559
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	405,866
		$6,479,845
New York – 6.4%
Albany, NY, Capital Resource Corp. Rev. (Albany Medical Center Hospital Project), “A”, 5.5%, 5/01/2055	$3,175,000	$3,336,887
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,310,232
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	1,067,147
Build NYC Resource Corp. Rev. (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), “A”, 5.5%, 6/01/2056	1,290,000	1,224,297
Build NYC Resource Corp. Rev. (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), “A”, 5.625%, 6/01/2061	845,000	809,280
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	14,020,000	13,777,540
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	269,232
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,170,000	1,955,979
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,595,004
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	1,982,642
Build NYC Resource Corp. Rev. (Renaissance Charter School 2 Project), “A”, 5.5%, 6/15/2055	870,000	832,057
Build NYC Resource Corp. Rev. (Renaissance Charter School 2 Project), “A”, 5.75%, 6/15/2060	2,330,000	2,288,298
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.375%, 12/01/2046	430,000	459,495
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	455,000	474,812
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2050	2,145,000	2,209,281
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	3,725,000	3,803,151
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), 5.25%, 12/01/2050	665,000	669,602
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), 5.5%, 12/01/2055	1,210,000	1,233,651
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	361,095
New York Dormitory Authority Rev. (Montefiore Obligated Group), 5.5%, 11/01/2044	685,000	722,344
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	3,969,143
New York Dormitory Authority Rev. (Orchard Park CCRC, Inc. Obligated Group), 5.125%, 11/15/2050	340,000	338,416
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,029,604
30

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Dormitory Authority Rev. (The New School), “A”, 4.25%, 7/01/2050	$2,200,000	$1,970,599
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	7,835,000	8,204,785
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	840,000	747,644
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,785,000	4,984,605
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	14,033,841
New York Dormitory Authority Rev., State Sales Tax Rev., “A”, 5.25%, 3/15/2050	5,000,000	5,283,262
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.5%, 11/01/2047	750,000	771,794
New York Dormitory Authority, Orchard Park CCRC, Inc. Obligated Group Rev., “A”, 5.125%, 11/15/2055	1,600,000	1,568,468
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	250,000	253,495
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	15,300,000	15,300,419
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,496,454
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,445,554
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	10,277,439
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	6,257,942
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,477,904
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,703,229
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,555,395
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,875,800
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,579,580
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	1,018,728
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	4,360,000	4,581,385
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	5,121,152
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	13,295,000	13,364,667
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	10,020,000	10,076,276
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	3,245,000	2,098,663
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 6%, 6/30/2054	20,015,000	20,732,608
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5%, 6/30/2054	5,780,000	5,720,708
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	29,265,000	29,039,961
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	29,020,000	29,151,826
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	10,000,000	9,999,512
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	41,609
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	377,237
New York, NY, City Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	6,270,000	6,141,324
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	5,350,000	5,143,534
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	1,443,121	1,467,993
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	2,426,471	2,489,965
31

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York, NY, City Transitional Finance Authority Rev., “F-1”, 5.25%, 2/01/2052	$2,500,000	$2,619,329
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,778,316
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.75%, 11/01/2048	1,645,000	1,633,921
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.85%, 11/01/2053	835,000	823,621
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.85%, 11/01/2053	2,625,000	2,589,228
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.95%, 11/01/2058	2,500,000	2,463,580
New York, NY, Housing Finance Agency, State Personal Income Tax Rev., “A-1”, 5%, 6/15/2054	4,000,000	4,049,327
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,090,000	1,090,707
New York, NY, Industrial Development Agency, PILOT Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	3,155,000	2,736,435
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “AA-1”, 5.25%, 6/15/2055 (u)	16,880,000	17,677,906
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,532,760
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,096,787
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,589,920
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,748,095
New York, NY, Transitional Finance Authority, “A”, 4%, 11/01/2034	790,000	810,867
New York, NY, Transitional Finance Authority, “B”, 5.25%, 5/01/2055	10,000,000	10,428,935
New York, NY, Transitional Finance Authority, “C-1”, 4%, 5/01/2045	7,865,000	7,458,434
New York, NY, Transitional Finance Authority, “D”, 5.5%, 5/01/2052	3,000,000	3,191,512
New York, NY, Transitional Finance Authority, “F”, 4%, 2/01/2051	15,000,000	13,517,212
New York, NY, Transitional Finance Authority, “F-1”, 5.25%, 2/01/2053	3,500,000	3,639,025
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,864,385
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	1,083,637
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,032,780
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,453,649
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	7,671,689
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,467,915
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,821,874
Schenectady County, NY, Capital Resource Corp. Rev. (Union College Project), 5.25%, 7/01/2052	555,000	567,179
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Lease Rev. (One Broadway Center Project), “A”, 5.5%, 1/01/2057	2,145,000	2,226,047
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	1,139,257
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,594,387
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,194,837
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,449,834
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,634,464
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,293,455
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	2,033,644
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,691,617
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	873,361
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,148,294
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	7,416,661
Triborough Bridge & Tunnel Authority Rev., NY, Sales Tax Rev. (MTA Bridges and Tunnels), “A-1”, 5.25%, 5/15/2064 (u)	20,000,000	20,637,384
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	1,205,000	1,221,845
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	1,465,000	1,566,929
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,675,000	1,786,890
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	590,000	591,798
		$447,014,275
32

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – 1.2%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$735,000	$753,049
North Carolina Department of Transportation, Tax-Exampt Private Activity Rev. (I-77 HOT Lanes Project), 5%, 6/30/2054	1,000,000	953,674
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	1,170,000	1,191,463
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), 6.25%, 7/01/2057 (w)	1,875,000	2,132,195
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), “60”, 4.5%, 7/01/2046 (w)	10,000,000	9,850,253
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	485,000	488,465
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	5,690,000	5,603,228
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	2,950,000	3,222,546
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	223,215
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	1,062,878
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	349,090
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	6,585,000	5,386,277
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	461,905
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	163,097
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	733,595
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	688,650
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	690,000	660,217
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,109,758
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2050	3,050,000	3,114,805
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2050	6,490,000	6,517,322
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2056	8,900,000	8,791,083
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-1”, 4.75%, 9/01/2029	410,000	410,861
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-2”, 4.5%, 9/01/2029	625,000	626,317
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-3”, 4.25%, 9/01/2028	1,520,000	1,523,408
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5.125%, 10/01/2056	1,005,000	1,010,539
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2044	570,000	584,643
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	150,000	150,466
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	220,000	220,965
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	465,055
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	920,789
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,865,668
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,650,000	1,594,613
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2031	1,260,000	1,276,588
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,513,059
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2050	9,265,000	2,836,039
33

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2051	$9,000,000	$2,599,905
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2053	4,500,000	1,157,112
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,058,284
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	841,904
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	838,936
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,193,321
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	950,676
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,023,450
		$86,119,363
North Dakota – 0.2%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$535,000	$539,370
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,315,000	1,315,557
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049	2,150,000	2,161,708
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	1,710,000	1,771,139
North Dakota State Board of Higher Education, Housing & Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,841,510
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	3,004,902
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,769,994
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	139,100
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	974,558
		$14,517,838
Ohio – 4.1%
American Municipal Power, Inc., OH (Greenup Hydroelectric Project Refunding Rev.), “A”, 5%, 2/15/2044	$1,500,000	$1,588,592
American Municipal Power, Inc., OH (Greenup Hydroelectric Project Refunding Rev.), “A”, 5%, 2/15/2045	2,000,000	2,101,450
American Municipal Power, Inc., OH (Greenup Hydroelectric Project Refunding Rev.), “A”, 5%, 2/15/2046	1,200,000	1,253,150
Bedford, OH, School District General Obligations, School Improvement, BAM, 5.5%, 12/01/2058	5,945,000	6,172,927
Brunswick, OH, School District, Classroom Facilities & School Improvement, Unlimited Tax General Obligation, BAM, 5.25%, 12/01/2053	4,585,000	4,721,578
Brunswick, OH, School District, Classroom Facilities & School Improvement, Unlimited Tax General Obligation, BAM, 5.5%, 12/01/2060	8,490,000	8,816,070
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	11,550,000	9,669,852
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	13,285,000	10,712,289
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	580,000	575,367
Columbus, OH, Metropolitan Housing Authority, General Rev. (Falls Project), “D”, 4%, 11/01/2035	10,000,000	9,679,688
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	6,275,000	6,145,528
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2055 (u)	28,125,000	29,188,150
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 5.25%, 5/15/2045	320,000	332,640
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 5.5%, 5/15/2055	1,200,000	1,214,282
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,870,418	3,799,502
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	11,060,000	10,777,048
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	3,200,000	2,864,759
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	2,730,000	2,643,265
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2052	1,575,000	1,424,863
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	8,630,000	8,386,931
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	890,000	861,550
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	2,032,059
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	501,975
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	290,000	229,122
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2049	1,415,000	1,477,638
34

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2054	$1,700,000	$1,757,845
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	2,989,774
Franklin County, OH, Hospital Improvement & Refunding Rev. (Nationwide Children's Hospital), 5.25%, 11/01/2055 (u)	8,460,000	8,722,445
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.5%, 12/01/2050	340,000	347,599
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.5%, 6/01/2055	1,510,000	1,537,105
Greene County, OH, Port Authority Economic Development, Facilities Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	3,375,000	3,137,594
Hamilton County, OH, Board of Education of The Oak Hills Local School District, Classroom Facilities Unlimited Tax, General Obligation, 5.25%, 11/01/2056	2,405,000	2,478,625
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2050	770,000	781,891
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	3,225,000	3,259,120
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), 5%, 1/01/2051	3,340,000	3,166,178
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	250,000	262,203
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.5%, 1/01/2043	755,000	785,640
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	1,420,000	1,457,638
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2053	700,000	711,622
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2055	550,000	558,967
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2061	430,000	435,670
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,775,193
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,289,740
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,555,000	1,322,148
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	817,200
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,695,807
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	726,767
Montgomery County, OH, Oakwood City School District, Various Purpose (General Obligation-Unlimited Tax), 5.25%, 12/01/2056	2,000,000	2,050,281
Montgomery County, OH, Oakwood City School District, Various Purpose (General Obligation-Unlimited Tax), 5.25%, 12/01/2058	1,500,000	1,529,995
Oak Hills, OH, Local School District, General Obligation, 5.375%, 11/01/2062	5,115,000	5,285,576
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,501,786
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	2,330,000	2,334,567
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “B”, 3.7%, 7/01/2028	3,500,000	3,523,688
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	5,275,000	5,299,113
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “C”, 3.7%, 4/01/2028	3,000,000	3,019,073
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,637,434
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,105,000	3,137,043
Ohio Board of Education of Midview Local School District, COP, BAM, 5.25%, 11/01/2050	1,000,000	1,017,872
Ohio Board of Education of Midview Local School District, COP, BAM, 5.25%, 11/01/2055	1,625,000	1,645,472
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,150,214
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,850,000	1,840,993
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,370,979
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	7,040,000	6,656,585
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	3,180,000	3,318,220
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	7,980,000	8,050,866
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,820,000	3,815,089
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	485,314
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	428,933
Port of Great Cincinnati, OH, Development Authority, Development Rev. (Southwest Ohio Regional Bond Fund, Three Oaks Phase II Project), “A-1”, 5.125%, 11/15/2054	600,000	595,577
Port of Greater Cincinnati, OH, Development Authority Rev. (3CDC Obligated Group Parking Facilities), “A”, AGM, 5%, 12/01/2055	5,410,000	5,430,583
Port of Greater Cincinnati, OH, Development Authority Rev. (3CDC Obligated Group Parking Facilities), “A”, AGM, 5%, 12/01/2060	9,750,000	9,770,317
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2048	400,000	416,921
35

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2058	$270,000	$278,597
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	450,000	463,101
Summit County, OH, Development Finance Authority, Student Housing Rev. (PRG - Akron Properties LLC - University of Akron Project), “A”, BAM, 5.25%, 7/01/2055	10,310,000	10,437,918
Summit County, OH, Development Finance Authority, Student Housing Rev. (PRG - Akron Properties LLC - University of Akron Project), “A”, BAM, 5.5%, 7/01/2060	2,000,000	2,053,537
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2049	4,525,000	4,443,958
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	575,000	583,237
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2049	2,000,000	1,931,326
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2052	2,000,000	1,896,047
West Central Ohio Port Authority Rev. (Global Impact STEM Academy Project), “A”, 5.5%, 12/01/2055	1,005,000	994,953
West Central Ohio Port Authority Rev. (Global Impact STEM Academy Project), “A”, 5.5%, 12/01/2062	2,015,000	1,961,814
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2049	740,000	764,381
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2053	2,850,000	2,934,743
		$282,243,149
Oklahoma – 0.7%
Lawton, OK, Lawton Industrial Development Authority, Sales Tax Rev., “A”, 5.25%, 7/01/2055	$1,250,000	$1,279,294
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	3,120,000	2,115,305
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,715,000	2,143,831
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	80,000	75,322
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,980,200
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,960,000	3,968,248
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	902,837
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	316,781
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	5,750,000	5,594,719
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	9,390,000	9,141,425
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,087,000	6,055,314
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	545,000	552,588
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	5,830,000	6,423,273
Oklahoma Municipal Power Authority, Power Supply System Refunding Rev., “A”, AGM, 5.25%, 1/01/2056	2,000,000	2,092,644
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	1,300,000	1,473,133
		$46,114,914
Oregon – 0.9%
Albany, OR, Hospital Facility Authority, Oregon Senior Living Rev. (Mennonite Village Project), “A”, 5.375%, 5/15/2054 (w)	$2,385,000	$2,389,777
Albany, OR, Hospital Facility Authority, Oregon Senior Living Rev. (Mennonite Village Project), “A”, 5.375%, 5/15/2061 (w)	4,905,000	4,876,866
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5.25%, 5/15/2045 (w)	1,315,000	1,354,635
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	3,015,000	2,559,981
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,420,000	2,149,069
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,750,000	1,321,241
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	7,949,682
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 6%, 6/15/2065	655,000	659,514
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	14,015,000	14,420,242
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	2,428,000	2,345,922
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,059,868
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	10,965,000	11,185,372
Redmond, OR, Full Faith & Credit (Airport Expansion Project), “A”, 5.5%, 6/01/2052	2,440,000	2,536,090
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	540,000	542,753
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	690,000	620,534
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	1,360,000	1,223,081
36

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	$580,000	$496,148
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	3,325,000	2,779,938
		$60,470,713
Pennsylvania – 6.3%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$2,350,000	$2,224,700
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	1,245,000	1,162,769
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	3,185,000	3,322,624
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	11,690,000	12,259,450
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	5,175,000	5,349,840
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	9,485,000	9,891,420
Allegheny County, PA, Higher Education Building Authority, University Rev. (Dusquesne University), 4.5%, 3/01/2050	7,200,000	6,849,570
Allegheny County, PA, Higher Education Building Authority, University Rev. (Dusquesne University), 5.25%, 3/01/2050	13,515,000	14,017,907
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	5,185,000	4,699,988
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	4,955,000	5,145,899
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	914,220
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	873,223
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	1,630,000	1,438,349
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	160,000	165,099
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.75%, 6/15/2043 (n)	330,000	338,132
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	575,000	582,561
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	138,315
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	329,118
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	818,171
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	1,260,000	1,268,834
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	580,000	590,331
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	856,649
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	396,820
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	396,657
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,947,800
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	667,360
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,420,000	2,578,513
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	19,469,000	18,315,499
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	8,606,000	6,330,523
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	3,279,000	3,345,934
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	810,000	732,082
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	7,225,000	5,979,392
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,792,281
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	535,000	405,147
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,465,000	1,466,918
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	882,322
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	395,702
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	464,611
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2049	1,160,000	1,184,016
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2053	1,955,000	1,982,149
37

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	$415,000	$415,006
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	95,000	95,039
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2051	5,800,000	5,818,720
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2056	1,080,000	1,076,559
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	2,842,223
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	800,000	844,813
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	440,970
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.382% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	5,755,000	5,576,123
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	1,050,000	1,136,394
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	420,000	385,544
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	50,000	53,093
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	415,000	419,753
Erie, PA, City & County General Obligation, BAM, 5%, 11/15/2043	1,355,000	1,439,085
Erie, PA, City & County General Obligation, BAM, 5%, 11/15/2046	2,400,000	2,504,245
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), 5%, 5/01/2035	200,000	206,005
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), 5%, 5/01/2038	340,000	344,242
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), 5%, 5/01/2048	275,000	249,374
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	350,000	356,284
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “B”, 5%, 5/01/2054	400,000	387,215
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “B”, 5%, 5/01/2059	280,000	267,734
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	2,235,000	2,202,030
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	7,900,000	6,655,402
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	6,222,054
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	220,331
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	781,186
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	574,008
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	591,648
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,893,863
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,423,192
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,271,967
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,559,878
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,512,611
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,693,105
Montgomery County, PA, Higher Education & Health Authority Rev., (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,552,397
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	645,000	645,461
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	7,060,000	6,855,627
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “A”, 5.25%, 11/15/2053	1,500,000	1,507,150
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,820,000	1,840,940
Montour County, PA, Geisinger Authority, Health System Rev., “A”, 4%, 4/01/2050	5,000,000	4,325,648
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2032	355,000	359,591
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2033	475,000	479,842
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	976,185
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	630,000	563,186
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,180,000	1,182,791
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,755,000	1,786,909
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	940,000	952,196
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	16,660,000	16,680,577
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	834,298
38

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	$1,255,000	$834,086
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	763,328
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	740,813
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	768,497
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	688,817
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	623,682
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	565,453
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	510,432
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	1,035,709
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	1,012,227
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,220,745
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	11,829,196
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	21,860,000	21,811,357
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,575,000	2,667,292
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	1,330,000	1,246,410
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	8,855,000	8,860,049
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	3,925,000	3,959,917
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2048	3,250,000	2,819,776
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	4,265,000	3,566,862
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	4,449,000	4,294,287
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	4,314,000	4,197,402
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	3,477,000	3,245,531
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	5,601,000	5,594,534
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	209,137
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	780,000	692,035
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	505,000	503,807
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	6,185,000	6,026,301
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	205,652
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B-1”, AGM, 5.25%, 11/01/2048	4,550,000	4,752,433
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “A”, 5.55%, 11/01/2042	2,533,331	2,780,339
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	1,995,018
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,158,923
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “152A”, 4.5%, 10/01/2046	5,000,000	4,919,728
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “152A”, 6.25%, 10/01/2056	3,500,000	3,918,362
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	8,700,000	9,196,361
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,597,612
39

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2045	$755,000	$776,789
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2049	560,000	567,682
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	8,857,261
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	4,200,000	4,274,715
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	3,949,996
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	250,631
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	965,000	965,740
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,174,700
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	845,000	845,494
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,550,271
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	335,589
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	359,609
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	171,466
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053 (u)	12,225,000	12,913,697
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	9,990,000	10,552,787
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	1,490,000	1,510,562
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	6,530,000	6,620,113
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	350,000	355,403
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	400,000	406,830
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	670,000	667,489
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,485,154
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,192,863
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.125%, 9/01/2045	355,000	360,230
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.375%, 9/01/2055	1,860,000	1,835,711
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,280,640
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,310,566
Philadelphia, PA, School District General Obligation, “A”, 5.5%, 9/01/2048	10,745,000	11,319,034
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	915,000	937,904
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	206,221
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 4.25%, 9/01/2053	2,910,000	2,732,489
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,171,594
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,121,058
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	65,143
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,054,144
		$436,495,074
Puerto Rico – 1.2%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$1,584,778	$1,673,303
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	2,704,937	2,953,148
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	1,459,691	1,457,017
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	2,865,019	2,822,775
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	1,126,601	1,087,762
40

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	$1,531,429	$1,417,213
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	1,592,259	1,366,426
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	1,878,095	1,362,995
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	5,303,362
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	1,994,569
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,405,000	1,390,599
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	380,000	380,059
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	368,105
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	30,009
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,084,145
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	940,000	940,835
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,755,000	3,790,362
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,455,000	2,476,424
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	368,287
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	1,610,000	1,611,167
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.5%, 7/01/2034	311,000	310,994
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	766,000	763,010
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	1,988,000	1,851,203
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	24,407,000	23,202,444
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	5,124,000	5,049,743
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	104,000	92,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	1,435,000	1,324,933
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	11,027,000	9,165,612
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	10,791,000	8,291,415
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	6,188,000	2,168,184
		$86,099,036
Rhode Island – 1.0%
Pawtucket, RI, Redevelopment Agency, State Appropriate Refunding Rev. (Tidewater Landing Designated Baseline Taxes Phase 1A Project), 5.25%, 6/15/2053	$12,120,000	$12,340,007
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5.25%, 9/15/2043	555,000	595,779
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5.25%, 9/15/2044	1,000,000	1,066,352
Rhode Island Health & Educational Building Corp., Hospital Financing Rev. (Brown University Health Obligated Group Issue), “B”, 5.5%, 5/15/2056	5,500,000	5,537,293
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2055	4,905,000	4,722,962
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2060	3,680,000	3,505,177
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2065	3,175,000	2,992,342
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “B”, AGM, 5.625%, 7/01/2065	275,000	276,417
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG-RI Properties LLC), “A”, AGM, 5%, 7/01/2050	2,430,000	2,377,134
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2044	700,000	731,937
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	235,000	239,693
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “88-A”, GNMA, 4.55%, 10/01/2046	10,000,000	9,905,238
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 4.125%, 12/01/2041	3,020,000	2,910,415
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	717,335
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	582,514
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	543,548
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,305,000	1,142,382
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	5,005,000	4,760,391
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2043	6,075,000	5,757,199
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	3,880,000	3,557,180
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	820,000	804,713
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2037	2,755,000	2,624,870
		$67,690,878
41

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – 2.8%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2049	$1,910,000	$1,952,791
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	3,835,000	3,901,678
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	920,000	948,928
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	515,000	532,394
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,071,896
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “A-1”, 5.25%, 10/01/2054 (Put Date 8/01/2031)	3,995,000	4,295,595
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	13,450,000	14,357,925
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	5,525,000	6,232,897
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 5%, 1/01/2052	8,635,000	8,997,283
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	13,585,000	14,958,085
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community Obligated Group), 5.375%, 4/01/2056	995,000	992,610
South Carolina Jobs & Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.5%, 10/01/2045	333,000	337,142
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	330,349
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	309,952
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.5%, 12/01/2045	110,000	111,330
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.8%, 12/01/2050	700,000	704,216
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	375,000	383,894
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	345,000	353,552
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,282,082
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	736,126
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	1,195,000	1,082,405
South Carolina Jobs & Economic Development Authority, Residential Development Rev. (Sixteenth Floor Obligated Group Projects - Credit Enhanced), 4%, 12/01/2035	10,000,000	9,832,557
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.625%, 10/01/2060	750,000	728,209
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	1,950,000	1,952,295
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	9,610,000	9,542,396
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	13,190,000	13,733,762
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060	1,740,000	1,701,183
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,422,703
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	14,430,000	13,950,441
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	1,938,120
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), 5.25%, 11/15/2050	1,640,000	1,679,371
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), 5.25%, 11/15/2054	8,205,000	8,339,015
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,673,351
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,108,118
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	4,011,906
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,363,793
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2050	2,065,000	2,115,577
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.25%, 12/01/2050	2,205,000	2,313,149
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,282,728
42

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	$1,425,000	$1,478,402
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “A”, GNMA, 4.5%, 7/01/2046	3,000,000	2,991,259
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “A”, GNMA, 6%, 7/01/2056	6,750,000	7,507,197
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	6,231,531
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,850,578
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	2,099,054
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,362,026
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	430,738
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	945,000	928,854
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,657,826
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,070,000	1,007,224
		$195,106,493
South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Monument Health, Inc.), 5.25%, 9/01/2056	$10,000,000	$10,215,552
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048	2,585,000	2,604,972
		$12,820,524
Tennessee – 2.2%
Bartlett, TN, Industrial Development Board Tax Increment Rev. (Union Depot Project), 6.2%, 7/01/2049 (w)	$1,202,000	$1,206,629
Cleveland, TN, Health & Educational Facilities, Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	2,626,000	2,556,343
Hamilton County & Chattanooga, TN, Sports Authority, Public Facilities Rev. (Stadium Project), “A”, 5.75%, 12/01/2050	1,500,000	1,636,694
Hamilton County & Chattanooga, TN, Sports Authority, Public Facilities Rev. (Stadium Project), “A”, 6%, 12/01/2055	1,455,000	1,607,891
Knox County, TN, Health Educational & Housing Facility, Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	5,505,000	5,541,947
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	631,632
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,221,292
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	4,525,000	4,672,002
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,485,650
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	580,000	597,831
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	680,000	708,919
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	630,000	653,883
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,625,000	1,605,285
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	1,470,000	1,528,773
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 4.5%, 7/01/2046	1,100,000	1,066,295
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2049	1,200,000	1,219,408
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.125%, 7/01/2054	1,000,000	1,010,642
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.125%, 7/01/2059	1,560,000	1,563,929
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.25%, 7/01/2064	2,115,000	2,156,744
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	275,000	275,858
Knoxville, TN, Metropolitan Airport Authority Rev., “A”, 5.25%, 6/01/2049	5,300,000	5,497,201
Knoxville, TN, Metropolitan Airport Authority Rev., “A”, 5.25%, 6/01/2054	7,250,000	7,453,419
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,228,903
43

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	$3,205,000	$3,370,534
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,527,371
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,684,402
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,851,549
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,592,834
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2053	1,200,000	1,239,722
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2056	2,995,000	3,082,576
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2053	4,795,000	4,953,721
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2056	5,565,000	5,716,845
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,408,243
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,224,017
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	7,794,878
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2056	5,980,000	6,248,592
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	8,995,306	8,819,969
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2055	2,750,000	2,671,956
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2060	1,350,000	1,300,301
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2065	1,975,000	1,883,118
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	345,427
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	464,785
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	337,655
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	265,063
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,436,540
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	8,245,000	8,730,083
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,210,000	1,219,367
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	654,674
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	395,000	396,014
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	395,000	397,362
		$155,744,768
Texas – 9.7%
Anna, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 2/15/2053	$795,000	$712,269
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.75%, 6/15/2055	610,000	611,675
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	3,640,000	3,655,260
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.75%, 6/15/2049	915,000	823,179
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2054	1,050,000	933,203
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	415,000	364,680
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2048	1,400,000	1,261,201
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2053	1,000,000	863,217
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4.125%, 8/15/2058	1,500,000	1,311,912
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.125%, 8/15/2042	2,915,000	2,884,319
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.375%, 8/15/2052	3,130,000	2,893,354
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,087,184
44

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	$1,725,000	$1,698,428
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2043	3,250,000	3,410,698
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2044	2,275,000	2,367,885
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	848,679
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	568,131
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	833,613
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	160,164
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	251,060
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	366,263
Belton, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	2,250,000	2,026,224
Bexar County, TX, Southwest Independent School District, Texas PSF, 4%, 2/01/2053	15,000,000	13,243,886
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	25,000	24,761
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	565,959
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	7,340,000	7,542,081
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	4,610,000	4,114,529
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	50,000	49,839
Brock, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 8/15/2048	7,975,000	7,194,561
Brownsville, TX, Utility System Refunding Rev., AGM, 5.25%, 9/01/2050	2,235,000	2,331,437
Brownsville, TX, Utility System Refunding Rev., AGM, 5.25%, 9/01/2055	4,485,000	4,646,434
Chambers County, TX, Public Facilities Corp. Lease Rev. (Justice Center Project), 5.5%, 6/01/2055	11,980,000	12,506,970
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2055	8,165,000	8,212,591
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 4.25%, 8/15/2052	2,500,000	2,268,388
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), “A”, Texas PSF, 5.25%, 2/15/2049	3,930,000	4,047,909
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,640,204
Collin County, TX, Princeton Independent Schools District, Unlimited Tax School Building Bonds, Texas PSF, 5.25%, 2/15/2055	28,405,000	29,636,666
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	390,000	350,862
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	887,032
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	239,995
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	8,960,000	8,235,036
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-1”, 5.5%, 11/01/2050 (u)	5,490,000	5,765,315
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (West Virgina Apartments), FNMA, 4.35%, 10/01/2041	3,050,000	2,981,885
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	4,065,000	4,095,108
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2036	6,170,000	6,211,891
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	6,090,000	6,097,021
Denton County, TX, Lakes Fresh Water Supply District, BAM, 4%, 9/01/2048	5,385,000	4,803,885
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	999,965
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,366,498
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,205,862
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	517,765
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	803,422
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	873,607
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	574,774
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	656,484
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	901,878
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.125%, 2/15/2049	1,000,000	900,112
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	195,000	177,839
El Paso, TX, EP La Privada PFC Residential Development Rev. (Home Essential Function Housing Program, LA Privada Apartments), 4.5%, 6/01/2040	6,265,000	6,239,362
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	1,350,000	1,335,843
El Paso, TX, Water & Sewer Rev., 5.25%, 3/01/2050 (u)	16,525,000	17,277,059
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	12,650,000	12,404,892
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	2,590,000	2,519,175
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	7,161,462
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	4,842,500
45

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), “A”, 5.5%, 3/01/2050	$3,255,000	$3,390,252
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052 (Prerefunded 2/15/2032)	190,000	201,431
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052	3,815,000	3,388,311
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	8,635,000	8,341,713
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,281,932
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,090,319
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,220,064
Galveston County, TX, Municipal Utility District No. 56, Unlimited Tax, AGM, 4.5%, 6/01/2047	1,600,000	1,539,556
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2038	230,000	242,371
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	500,000	524,328
Galveston, TX, Wharves & Terminal, First Lien Rev., 6%, 8/01/2043	325,000	350,962
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2036	715,000	762,944
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	225,000	239,190
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2038	1,250,000	1,321,430
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2040	525,000	560,239
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2042	525,000	554,890
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2044	400,000	417,612
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	2,420,000	2,127,216
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	6,817,037
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	343,693
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,350,000	1,213,299
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2046	1,615,000	1,470,925
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2048	1,755,000	1,552,536
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2050	1,915,000	1,669,630
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5.25%, 7/01/2053	6,970,000	7,119,138
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,097
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	533,368
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	1,525,000	1,598,797
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	726,718
Houston, TX, Convention & Entertainment Facilities Department, First Lien Hotel Occupancy Tax & Special Refunding Rev., “C”, AGM, 5.5%, 9/01/2058	1,750,000	1,842,306
Houston, TX, Convention & Entertainment Facilities Department, First Lien Hotel Occupancy Tax & Special Refunding Rev., “D”, AGM, 5.5%, 9/01/2058	1,750,000	1,834,607
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	167,613
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	492,543
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.125%, 10/01/2051	400,000	378,484
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	1,085,000	1,031,715
Hunt County, TX, Caddo Mills Independent School District, Texas PSF, 5.25%, 8/15/2056	10,000,000	10,403,710
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	9,050,000	9,321,566
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,235,590
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	191,404
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	339,242
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,965,391
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,373,768
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,487,340
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,744,995
Lower Colorado River Authority, TX, Transmission Contract Rev. (LCRA Transmission Services Corp. Project), AGM, 5.25%, 5/15/2054	9,970,000	10,314,811
Mesquite, TX, Housing Finance Corp., Multi-Family (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,860,195	3,786,308
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	1,035,000	966,749
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	1,048,203
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,379,661
46

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-2”, 4.625%, 10/01/2030	$3,605,000	$3,546,172
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	1,465,000	1,449,948
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2055	1,005,000	994,643
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2060	1,260,000	1,237,499
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	393,704
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	1,260,000	1,129,051
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	753,022
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	1,113,065
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,240,692
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,713,520
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	1,075,000	1,125,523
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2055	1,280,000	1,234,748
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	1,000,000	953,956
New Hope, TX, Higher Education Finance Corp., Higher Education Rev. (Texas Christian University Project), “A”, 5%, 3/15/2051	10,000,000	10,238,580
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, Texas PSF, 4%, 6/15/2052	1,375,000	1,189,017
Newark, TX, Higher Education Finance Corp. Rev. (Hughen Center, Inc.), “A”, 5.25%, 8/15/2060	3,925,000	4,065,451
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	2,645,000	1,921,678
Pflugerville, TX, Combination Tax & Limited Rev., 4%, 8/01/2049	3,185,000	2,844,162
Pharr, TX, Combination Tax & Rev. Certificates of Obligation, AGM, 5%, 8/15/2050	2,780,000	2,793,048
Pharr, TX, Combination Tax & Rev. Certificates of Obligation, AGM, 5%, 8/15/2055	3,220,000	3,220,070
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	927,922
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	9,375,000	9,382,973
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	1,645,000	1,646,073
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	7,020,000	7,313,222
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	2,035,000	2,003,621
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,695,000	3,672,646
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	2,312,000	2,265,579
San Antonio, TX, Water Rev. (A Political Subdivision of the State of Texas Located Primary in Bexar County), “B”, 5.25%, 5/15/2052	15,000,000	15,584,064
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2048	1,500,000	1,563,502
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2053	2,800,000	2,888,294
Sweetwater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	5,000,000	4,386,069
Tarrant County, TX, Cultural Education Facilities Finance Corp. Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2044	1,475,000	1,497,655
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	7,725,470
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	6,025,000	6,108,010
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	915,767
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,075,000	1,075,584
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	5,308,852	4,518,209
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	160,000	156,861
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	3,965,819
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	160,178
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	134,116
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	155,286
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,980,000	4,716,953
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	2,010,000	1,854,168
47

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	$4,365,000	$4,406,828
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	4,745,000	4,704,789
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	3,950,000	4,202,878
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.125%, 9/01/2048	2,000,000	2,018,111
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 4.75%, 3/01/2049	1,070,000	1,080,756
Texas Highway 380 Municipal Management District No. 1, Unlimited Tax Road, AGM, 4%, 5/01/2048	6,740,000	6,026,069
Texas Metrocare Services Rev., 5.25%, 11/01/2065	20,790,000	21,222,927
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,030,000	3,227,822
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	29,755,000	32,484,691
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	10,000,000	10,623,070
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., 5%, 1/01/2036	10,000,000	10,617,753
Texas Municipal Power Agency Transmission System Refunding Rev., BAM, 5.5%, 9/01/2050	910,000	958,944
Texas Municipal Power Agency Transmission System Refunding Rev., BAM, 5.5%, 9/01/2055	2,540,000	2,663,522
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	1,365,000	1,434,964
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners LLC North Tarrant Express Project), 5.5%, 12/31/2058	18,960,000	19,277,808
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	6,032,258
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2041	2,750,000	2,882,890
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2042	825,000	862,797
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	2,010,000	2,093,912
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2037	270,000	292,622
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2038	500,000	537,653
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	600,000	642,614
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2040	500,000	533,903
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2041	500,000	531,271
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2042	500,000	528,311
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,280,000	2,015,720
Texas State Affordable Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 9/01/2053	3,100,000	3,272,171
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,642,734
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,314,242
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,224,857
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,231,306
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	158,972
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	149,337
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	361,797
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	281,500
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055 (u)	5,215,000	5,597,191
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055	10,000,000	10,732,868
Texas Water Development Board, State Water Implementation Rev., “A”, 4%, 4/15/2048	3,995,000	3,627,384
Texas Water Development Board, State Water Implementation Rev., “A”, 5%, 10/15/2049	14,210,000	14,703,549
Travis County, TX, Healthcare District Certificates of Obligation (Limited Tax), 5.25%, 3/01/2055	15,000,000	15,503,484
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,015,000	1,770,328
		$671,643,539
U.S. Virgin Islands – 0.0%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$1,365,000	$1,372,071
Utah – 0.8%
Brook View, UT, Infrastructure Financing District, Special Assessment (Brook View Assessment Area), 6.25%, 12/01/2055	$5,873,000	$5,812,087
Pine View, UT, Public Infrastructure District No. 2, Special Assessment (Firelight Assessment Area No. 1), 6.25%, 12/01/2055	4,013,179	3,976,863
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5.5%, 7/01/2053 (u)	13,000,000	13,474,474
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2045	400,000	402,921
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2050	700,000	682,098
48

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2060	$2,280,000	$2,144,917
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2043	1,340,000	1,372,576
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,443,641
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	790,349
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,750,320
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “B”, AGM, 5.5%, 6/01/2055	1,340,000	1,419,898
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	2,840,000	3,092,535
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 7/01/2056 (w)	3,000,000	3,414,865
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	429,522	421,065
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	272,927	267,544
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	430,167	413,764
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	8,582,906	7,076,601
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	675,399	606,562
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	4,571,048	4,632,549
		$54,195,629
Vermont – 0.3%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$821,377
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	1,160,000	1,183,024
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	2,283,000	2,471,411
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	120,000	119,933
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	408,770
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	125,000	124,832
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	468,990
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	120,000	119,568
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	130,000	129,532
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	3,140,000	3,043,389
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2035	335,000	323,054
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	2,725,000	2,533,912
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.125%, 6/15/2036	735,000	713,491
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.25%, 6/15/2037	780,000	763,766
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2038	685,000	666,311
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	590,000	539,604
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.5%, 6/15/2039	735,000	714,526
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	925,000	901,675
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.5%, 6/15/2040	825,000	785,218
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2041	5,150,000	4,846,781
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	525,327
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	809,242
		$23,013,733
Virginia – 1.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$320,000	$312,150
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	10,345,759
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2059 (u)	14,250,000	14,787,073
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2064	12,385,000	12,834,632
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), “A”, 5%, 10/01/2052	3,620,000	3,471,733
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), ETM, AGM, 5.063%, 8/23/2027	1,150,000	1,150,000
49

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, FSA, 6.44%, 8/23/2027 (p)	$1,150,000	$1,214,213
Lynchburg, VA, Economic Development Authority, Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2055	4,080,000	3,390,996
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	10,590,000	9,513,389
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	50,000	50,381
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	271,817
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	715,000	668,530
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,195,000	1,190,853
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	4,300,000	4,692,297
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,535,000	1,689,203
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	6,400,000	6,951,286
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	589,119
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	492,841
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	22,080,000	21,825,945
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	6,020,000	6,048,279
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	2,710,000	2,497,275
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	1,370,000	1,408,272
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	10,000,000	9,543,340
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	178,199
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	925,000	837,328
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.375%, 7/01/2063	4,050,000	3,704,940
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	810,000	837,916
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.125%, 7/01/2058	4,195,000	3,795,161
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.375%, 7/01/2063	11,360,000	10,615,310
		$134,908,237
Washington – 2.0%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$10,030,000	$9,666,419
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,507,985
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,907,432
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,313,393
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5.375%, 7/01/2045	2,220,000	2,319,539
King County, WA, Public Hospital District No. 2 General Obligation (EvergreenHealth), 5.25%, 12/01/2045	3,265,000	3,451,601
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	8,960,000	9,717,130
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	1,044,565
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	8,091,139
Spokane County, WA, Airport Rev., “B”, 5.25%, 1/01/2049	1,990,000	2,031,066
Spokane County, WA, Airport Rev., “B”, 5.25%, 1/01/2054	18,010,000	18,295,918
Vancouver, WA, Housing Authority, Multi-Family Rev. (Battle Ground Portfolio), “A”, 4.625%, 2/01/2044	900,000	880,634
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	2,875,000	3,070,601
Vancouver, WA, Housing Authority, Multi-Family Rev., (Esther Short Project), 4.5%, 10/01/2042	995,000	1,008,030
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	1,045,000	1,060,524
Washington State Health Care Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 9/01/2055	11,375,000	11,871,843
Washington State Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	1,982,471
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	406,591
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	395,000	402,566
50

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	$1,345,000	$1,366,806
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	5,100,000	4,830,526
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,298,204
Washington State Housing Finance Commission, Multi-Family Mortgage-Backed (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	965,000	965,958
Washington State Housing Finance Commission, Municipal Certificates, “A”, 3.5%, 12/20/2035	15,601,809	14,950,154
Washington State Housing Finance Commission, Municipal Certificates, “A”, 3.812%, 3/01/2050	3,511,530	3,381,774
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	920,000	898,123
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2056	10,795,000	10,753,017
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2061	9,395,000	9,300,156
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2055	2,245,000	2,253,117
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	3,235,000	3,212,693
Whatcom County, WA, Public Utility District No. 1, “A”, BAM, 5.5%, 12/01/2041	165,000	177,685
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation, (Private Activity), “A”, BAM, 5.5%, 12/01/2042	485,000	520,062
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation, (Private Activity), “A”, BAM, 5.5%, 12/01/2044	700,000	740,764
		$137,678,486
West Virginia – 0.8%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,010,000	$920,712
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	2,130,000	2,125,799
Ohio County, WV, County Commission Tax Increment Refunding & Improvement Rev. (Highlands Project), 5.25%, 6/01/2044	360,000	366,916
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,585,317
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	4,390,000	4,464,222
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	675,660
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	202,609
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	12,995,000	13,647,401
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.375%, 9/01/2053	19,920,000	20,473,933
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	5,505,000	4,802,357
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	455,012
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	540,618
Wheeling, WV, Combined Waterworks & Sewerage System Improvement Rev., “B”, BAM, 5.25%, 6/01/2050	375,000	387,234
Wheeling, WV, Combined Waterworks & Sewerage System Improvement Rev., “B”, BAM, 5.25%, 6/01/2056	2,250,000	2,303,657
		$54,951,447
Wisconsin – 3.9%
University of Wisconsin Hospitals and Clinics Authority Rev., “B”, 4%, 4/01/2051	$10,905,000	$9,594,010
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, 0%, 12/15/2033	785,000	593,765
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	515,000	407,174
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	541,535
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	770,610
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	752,877
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	1,160,610
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,196,709
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,233,759
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	504,681
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, 0%, 12/15/2032	525,000	413,715
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	380,534
51

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	$470,000	$337,915
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	410,866
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	377,725
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	361,970
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	352,381
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	311,948
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	73,841
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	17,300,000	16,827,153
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,590,960
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2045 (w)	1,165,000	1,148,981
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5.375%, 6/01/2050 (w)	790,000	784,877
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	955,635
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	875,537
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, BAM, 5.25%, 2/15/2054	1,995,000	2,045,639
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	2,170,395
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	635,937
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	2,260,000	1,950,271
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	505,000	468,747
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	510,000	450,152
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,520,000	2,415,801
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	4,545,000	3,796,408
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	5,220,000	3,994,102
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	644,909
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,445,000	1,336,241
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	5,604,471
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047	1,065,000	1,071,123
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	10,000,000	10,120,767
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	1,655,000	1,655,891
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	260,381
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	331,125
Wisconsin Public Finance Authority Rev., Bluehub Loan, “B”, 5.25%, 7/01/2044	7,155,000	7,543,495
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2050	1,150,000	1,161,988
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2055	985,000	989,919
Wisconsin Public Finance Authority, Affordable Housing Certificates, “A-1”, 4.126%, 1/20/2041	9,998,791	9,438,188
Wisconsin Public Finance Authority, Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,910,000	6,122,000
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,053,602
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,258,842
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	258,414
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	1,000,000	1,015,852
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	335,000	335,286
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,430,182
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,630,207
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	161,282
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	965,000	910,278
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	309,164
Wisconsin Public Finance Authority, Education Refunding Rev., (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2049 (n)	650,000	570,174
Wisconsin Public Finance Authority, Education Refunding Rev., (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	285,000	243,290
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2045	470,000	490,339
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2055	710,000	723,169
52

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6.125%, 12/15/2060	$750,000	$767,174
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	481,252
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	637,300
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2055	1,245,000	1,170,767
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	665,000	611,755
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,870,000	1,739,772
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2065	960,000	851,567
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.4%, 6/15/2065	645,000	586,679
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2054	900,000	823,431
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	690,000	614,225
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,552,346
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	650,000	594,770
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	130,115
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	175,062
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	491,619
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	522,737
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5.5%, 6/01/2055	14,555,000	15,028,448
Wisconsin Public Finance Authority, Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	6,320,000	5,404,569
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,390,562
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,175,654
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	4,715,000	3,524,336
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,245,000	1,617,754
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	8,355,000	6,099,150
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(z)	4,090,000	3,681,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	8,780,000	9,003,014
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	8,795,000	8,445,663
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,840,000	3,898,617
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	5,727,888
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,404,208
Wisconsin Public Finance Authority, Retirement Communities Rev. (ACTS Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	816,144
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	184,766
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	232,678
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	604,342
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 6/30/2060	3,715,000	3,831,897
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	6,650,000	6,786,193
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,187,204
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	2,015,000	2,021,447
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	3,335,000	3,273,603
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	2,305,000	2,182,122
53

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	$5,460,000	$4,116,068
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5%, 6/01/2039	965,000	1,000,080
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5%, 6/01/2044	1,300,000	1,308,577
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5.25%, 6/01/2054	445,000	435,535
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2045	1,000,000	1,016,984
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2050	525,000	521,566
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2045	330,000	330,300
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.5%, 6/15/2055	310,000	304,266
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (NC A&T Real Estate Foundation LLC Project), “A”, 5%, 6/01/2049	4,355,000	4,069,970
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	299,048
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	581,604
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	471,956
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	513,687
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	405,199
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,726,736
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,812,960
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	7,685,000	7,609,421
Wisconsin Public Finance Authority, Student Housing Rev. (PRG - Oxford Properties LLC Project), “A”, BAM, 5.25%, 7/01/2055	2,250,000	2,273,957
Wisconsin Public Finance Authority, Student Housing Rev. (PRG - Oxford Properties LLC Project), “A”, BAM, 5.25%, 7/01/2060	2,430,000	2,437,589
Wisconsin Public Finance Authority, Student Housing Rev. (PRG - Oxford Properties LLC Project), “A”, BAM, 5.25%, 7/01/2065	3,500,000	3,498,723
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	282,953
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	953,765
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	1,540,000	1,048,619
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	312,921
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	911,495
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), 5%, 12/15/2036	1,547,059	1,522,415
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	5,420,000	2,788,011
		$273,384,034
54

MFS Municipal Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wyoming – 0.1%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050	$3,235,000	$3,262,238
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	2,495,000	2,482,209
		$5,744,447
Total Municipal Bonds (Identified Cost, $6,929,978,736)		$6,788,685,682
Other Municipal Bonds – 1.0%
Multi-Family Housing Revenue – 1.0%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$9,205,000	$7,666,615
Affordable Housing Tax-Exempt, Pass-Thru Trust Certificates, “1”, 6%, 10/05/2040	10,551,152	10,582,353
Freddie Mac, 2.625%, 6/15/2035 (n)	12,695,000	11,125,496
Freddie Mac, 3.722%, 1/25/2040	15,549,013	15,402,544
Freddie Mac, 4.27%, 10/25/2040	10,065,794	10,211,138
Freddie Mac, 4.615%, 8/25/2041	11,052,917	11,326,014
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.227%, 7/25/2041 (i)(n)	12,029,780	1,030,827
FRETE 2022-ML13 Trust, “X-CA”, 0.959%, 7/25/2036 (i)	33,906,829	1,455,220
FRETE 2023-ML16 Trust, “A”, 4.633%, 7/25/2038	2,914,169	2,966,060
Total Other Municipal Bonds (Identified Cost, $72,093,427)		$71,766,267
Bonds – 0.1%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$385,000	$388,396
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$9,515,431	$3,270,929
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	636,872
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	2,387,615
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,830,205
		$8,125,621
Total Bonds (Identified Cost, $11,832,520)		$8,514,017
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $3,204,489)	$5,621,910	$3,766,680
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $169,099,766)	169,091,809	$169,091,809
Other Assets, Less Liabilities – (1.2)%		(85,346,740)
Net Assets – 100.0%		$6,956,477,715

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $169,091,809 and
$6,872,732,646, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
55

MFS Municipal Income Fund
Portfolio of Investments – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$283,708,370, representing 4.1% of net assets.

(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	$8,800,308	$6,977,787
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,588,952	2,845,689
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,581,317	2,839,635
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051	2/04/2021	3,267,360	2,591,162
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,248,956	1,783,207
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024	12/14/2022	3,702,387	3,681,000
Total Restricted Securities			$20,718,480
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements
56

MFS Municipal Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $7,017,109,172)	$6,872,732,646
Investments in affiliated issuers, at value (identified cost, $169,099,766)	169,091,809
Cash	2,434
Receivables for
Investments sold	51,233,819
Fund shares sold	8,906,270
Interest and dividends	89,519,239
Other assets	10,685
Total assets	$7,191,496,902
Liabilities
Payables for
Distributions	$5,645,711
When-issued investments purchased	43,812,805
Fund shares reacquired	12,097,409
Interest expense and fees	1,773,343
Payable to the holders of the floating rate certificates	169,967,320
Payable to affiliates
Investment adviser	130,772
Administrative services fee	3,195
Shareholder servicing costs	1,044,423
Distribution and service fees	33,145
Payable for independent Trustees' compensation	20,926
Accrued expenses and other liabilities	490,138
Total liabilities	$235,019,187
Net assets	$6,956,477,715
Net assets consist of
Paid-in capital	$7,355,625,114
Total distributable earnings (loss)	(399,147,399)
Net assets	$6,956,477,715
Shares of beneficial interest outstanding	860,393,749

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,307,777,625	285,299,233	$8.09
Class B	459,320	56,684	8.10
Class C	32,422,724	3,993,220	8.12
Class I	3,155,524,445	390,331,667	8.08
Class R6	1,257,642,323	155,682,043	8.08
Class A1	202,601,637	25,024,778	8.10
Class B1	49,641	6,124	8.11

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.45 [100 / 95.75 x $8.09] and $8.46 [100 / 95.75 x $8.10], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements
57

MFS Municipal Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 3/31/26 Net investment income (loss)
Income
Interest	$277,901,758
Dividends from affiliated issuers	7,484,619
Other	6,655
Total investment income	$285,393,032
Expenses
Management fee	$22,726,062
Distribution and service fees	6,101,490
Shareholder servicing costs	3,925,881
Administrative services fee	554,902
Independent Trustees' compensation	131,500
Custodian fee	450,749
Shareholder communications	180,766
Audit and tax fees	81,727
Legal fees	292,994
Interest expense and fees	4,752,547
Miscellaneous	571,158
Total expenses	$39,769,776
Fees paid indirectly	(2,150)
Reduction of expenses by investment adviser and distributor	(869,735)
Net expenses	$38,897,891
Net investment income (loss)	$246,495,141
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(31,076,458)
Affiliated issuers	(9,850)
Net realized gain (loss)	$(31,086,308)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$13,156,452
Affiliated issuers	(14,154)
Net unrealized gain (loss)	$13,142,298
Net realized and unrealized gain (loss)	$(17,944,010)
Change in net assets from operations	$228,551,131
See Notes to Financial Statements
58

MFS Municipal Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	3/31/26	3/31/25
Change in net assets
From operations
Net investment income (loss)	$246,495,141	$204,715,404
Net realized gain (loss)	(31,086,308)	(23,718,238)
Net unrealized gain (loss)	13,142,298	(47,470,410)
Change in net assets from operations	$228,551,131	$133,526,756
Total distributions to shareholders	$(244,807,255)	$(203,982,095)
Change in net assets from fund share transactions	$1,071,819,077	$819,324,251
Total change in net assets	$1,055,562,953	$748,868,912
Net assets
At beginning of period	5,900,914,762	5,152,045,850
At end of period	$6,956,477,715	$5,900,914,762
See Notes to Financial Statements
59

MFS Municipal Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.10	$8.18	$8.12	$8.54	$9.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.27	$0.22	$0.20
Net realized and unrealized gain (loss)	(0.01)	(0.08)	0.06	(0.41)	(0.55)
Total from investment operations	$0.29	$0.21	$0.33	$(0.19)	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.27)	$(0.23)	$(0.20)
Net asset value, end of period (x)	$8.09	$8.10	$8.18	$8.12	$8.54
Total return (%) (r)(s)(t)(x)	3.65	2.52	4.23	(2.18)	(4.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.77	0.76	0.77	0.73
Expenses after expense reductions (f)	0.78	0.75	0.75	0.76	0.71
Net investment income (loss)	3.75	3.49	3.35	2.74	2.16
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$2,307,778	$2,309,721	$2,087,257	$1,888,158	$3,370,745
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.71	0.71	0.72	0.72	0.70

See Notes to Financial Statements
60

MFS Municipal Income Fund
Financial Highlights - continued
Class B	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.11	$8.20	$8.13	$8.56	$9.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.21	$0.16	$0.13
Net realized and unrealized gain (loss)	(0.01)	(0.09)	0.07	(0.42)	(0.54)
Total from investment operations	$0.23	$0.14	$0.28	$(0.26)	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.21)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$8.10	$8.11	$8.20	$8.13	$8.56
Total return (%) (r)(s)(t)(x)	2.89	1.65	3.58	(3.01)	(4.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	1.51	1.52	1.52	1.48
Expenses after expense reductions (f)	1.53	1.50	1.50	1.51	1.46
Net investment income (loss)	3.00	2.75	2.59	2.01	1.42
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$459	$659	$1,190	$1,834	$2,790
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46	1.46	1.47	1.47	1.45

Class C	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.13	$8.21	$8.15	$8.57	$9.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.21	$0.16	$0.13
Net realized and unrealized gain (loss)	(0.01)	(0.08)	0.06	(0.41)	(0.55)
Total from investment operations	$0.23	$0.15	$0.27	$(0.25)	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.21)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$8.12	$8.13	$8.21	$8.15	$8.57
Total return (%) (r)(s)(t)(x)	2.88	1.77	3.45	(2.89)	(4.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	1.52	1.52	1.52	1.48
Expenses after expense reductions (f)	1.53	1.50	1.50	1.51	1.46
Net investment income (loss)	3.00	2.75	2.59	2.01	1.42
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$32,423	$43,093	$52,237	$66,358	$90,334
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46	1.46	1.47	1.47	1.45

See Notes to Financial Statements
61

MFS Municipal Income Fund
Financial Highlights - continued
Class I	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.09	$8.17	$8.11	$8.54	$9.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.29	$0.24	$0.22
Net realized and unrealized gain (loss)	(0.01)	(0.08)	0.06	(0.42)	(0.54)
Total from investment operations	$0.31	$0.23	$0.35	$(0.18)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.29)	$(0.25)	$(0.22)
Net asset value, end of period (x)	$8.08	$8.09	$8.17	$8.11	$8.54
Total return (%) (r)(s)(t)(x)	3.90	2.78	4.49	(2.06)	(3.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.52	0.51	0.52	0.48
Expenses after expense reductions (f)	0.53	0.51	0.50	0.51	0.46
Net investment income (loss)	3.99	3.74	3.60	3.03	2.41
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$3,155,524	$2,201,731	$1,865,313	$1,709,032	$1,498,236
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46	0.46	0.47	0.47	0.45

Class R6	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.09	$8.17	$8.11	$8.53	$9.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.29	$0.25	$0.23
Net realized and unrealized gain (loss)	(0.01)	(0.08)	0.07	(0.42)	(0.56)
Total from investment operations	$0.32	$0.23	$0.36	$(0.17)	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.30)	$(0.25)	$(0.22)
Net asset value, end of period (x)	$8.08	$8.09	$8.17	$8.11	$8.53
Total return (%) (r)(s)(t)(x)	3.98	2.85	4.56	(1.87)	(3.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	0.45	0.44	0.45	0.41
Expenses after expense reductions (f)	0.46	0.43	0.43	0.44	0.39
Net investment income (loss)	4.07	3.81	3.67	3.10	2.48
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$1,257,642	$1,116,527	$890,138	$747,221	$702,294
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.39	0.39	0.40	0.40	0.38

See Notes to Financial Statements
62

MFS Municipal Income Fund
Financial Highlights - continued
Class A1	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.11	$8.19	$8.12	$8.55	$9.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.29	$0.24	$0.22
Net realized and unrealized gain (loss)	(0.01)	(0.08)	0.07	(0.42)	(0.55)
Total from investment operations	$0.31	$0.23	$0.36	$(0.18)	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.29)	$(0.25)	$(0.22)
Net asset value, end of period (x)	$8.10	$8.11	$8.19	$8.12	$8.55
Total return (%) (r)(s)(t)(x)	3.92	2.79	4.62	(2.04)	(3.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.52	0.51	0.52	0.48
Expenses after expense reductions (f)	0.53	0.50	0.50	0.51	0.46
Net investment income (loss)	4.00	3.74	3.60	3.02	2.42
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$202,602	$229,135	$255,862	$284,440	$336,545
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46	0.46	0.47	0.47	0.45

Class B1	Year ended
	3/31/26	3/31/25	3/31/24	3/31/23	3/31/22
Net asset value, beginning of period	$8.11	$8.20	$8.13	$8.56	$9.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.25	$0.23	$0.18	$0.15
Net realized and unrealized gain (loss)	(0.00)(w)	(0.09)	0.07	(0.42)	(0.54)
Total from investment operations	$0.26	$0.16	$0.30	$(0.24)	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.23)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$8.11	$8.11	$8.20	$8.13	$8.56
Total return (%) (r)(s)(t)(x)	3.27	1.90	3.84	(2.77)	(4.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	1.52	1.52	1.52	1.48
Expenses after expense reductions (f)	1.28	1.25	1.25	1.26	1.21
Net investment income (loss)	3.25	2.99	2.84	2.27	1.62
Portfolio turnover rate	12	9	20	35	14
Net assets at end of period (000 omitted)	$50	$48	$49	$60	$69
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.21	1.21	1.22	1.22	1.20

See Notes to Financial Statements
63

MFS Municipal Income Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
64

MFS Municipal Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
65

MFS Municipal Income Fund
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,864,218,629	$—	$6,864,218,629
U.S. Corporate Bonds	—	8,514,017	—	8,514,017
Investment Companies	169,091,809	—	—	169,091,809
Total	$169,091,809	$6,872,732,646	$—	$7,041,824,455
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
66

MFS Municipal Income Fund
Notes to Financial Statements  - continued
At March 31, 2026, the fund’s payable to the holders of the floating rate certificates was $169,967,320 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.40%. For the year ended March 31, 2026, the average payable to the holders of the settled floating rate certificates was $137,860,649 at a weighted average interest rate of 2.67%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the year ended March 31, 2026, the related interest expense and fees amounted to $4,721,199 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended March 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
67

MFS Municipal Income Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/26	Year ended 3/31/25
Ordinary income (including any short-term capital gains)	$6,964,360	$8,212,168
Tax-exempt income	237,842,895	195,769,927
Total distributions	$244,807,255	$203,982,095
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/26
Cost of investments	$7,011,761,642
Gross appreciation	80,059,560
Gross depreciation	(219,964,067)
Net unrealized appreciation (depreciation)	$(139,904,507)
Undistributed ordinary income	3,127,995
Undistributed tax-exempt income	24,338,854
Capital loss carryforwards	(263,456,960)
Other temporary differences	(23,252,781)
Total distributable earnings (loss)	$(399,147,399)
As of March 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(82,430,917)
Long-Term	(181,026,043)
Total	$(263,456,960)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/26	Year ended 3/31/25
Class A	$85,168,686	$77,042,346
Class B	16,037	24,550
Class C	1,106,325	1,308,799
Class I	102,206,158	78,211,439
Class R6	47,804,417	38,287,954
Class A1	8,504,062	9,105,569
Class B1	1,570	1,438
Total	$244,807,255	$203,982,095
68

MFS Municipal Income Fund
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, this management fee reduction amounted to $869,189, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2026 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, (including interest expense and fees associated with investments in inverse floating rate instruments) such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $49,675 and $256 for the year ended March 31, 2026, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,723,509
Class B	0.75%	0.25%	1.00%	1.00%	5,391
Class C	0.75%	0.25%	1.00%	1.00%	372,103
Class B1	0.75%	0.25%	1.00%	0.75%	487
Total Distribution and Service Fees					$6,101,490
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2026 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue
69

MFS Municipal Income Fund
Notes to Financial Statements  - continued
until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the year ended March 31, 2026, this reduction amounted to $122 and is included in the reduction of total expenses in the Statement of Operations.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended March 31, 2026, this rebate amounted to $423 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2026, were as follows:
Amount
Class A	$286,820
Class B	4
Class C	2,399
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2026, the fee was $185,109, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,740,772.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2026 was equivalent to an annual effective rate of 0.0088% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$26
8/19/2024	Redemption	Class A1	3	29
At March 31, 2026, MFS held 100% of the outstanding shares of Class B1.
(4) Portfolio Securities
For the year ended March 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$370,334
Non-U.S. Government securities	1,702,982,695	721,140,670
70

MFS Municipal Income Fund
Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/26		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	68,709,218	$554,358,886	75,040,989	$618,503,374
Class C	486,334	3,937,118	830,537	6,865,455
Class I	207,294,277	1,679,670,938	114,691,629	945,971,186
Class R6	59,627,299	479,178,266	50,628,975	415,985,440
Class A1	110,320	900,459	108,590	895,131
	336,227,448	$2,718,045,667	241,300,720	$1,988,220,586
Shares issued to shareholders in reinvestment of distributions
Class A	10,235,724	$82,714,431	9,112,389	$74,879,162
Class B	1,972	15,935	2,951	24,269
Class C	126,455	1,024,573	146,897	1,211,163
Class I	7,311,454	59,083,689	5,700,788	46,813,906
Class R6	5,677,768	45,842,376	4,451,531	36,534,916
Class A1	929,907	7,514,922	968,574	7,963,003
Class B1	193	1,568	174	1,437
	24,283,473	$196,197,494	20,383,304	$167,427,856
Shares reacquired
Class A	(78,840,465)	$(635,197,536)	(54,136,981)	$(445,162,098)
Class B	(26,520)	(212,446)	(66,955)	(553,552)
Class C	(1,920,544)	(15,550,589)	(2,038,755)	(16,835,972)
Class I	(96,294,259)	(774,720,473)	(76,546,234)	(627,121,672)
Class R6	(47,670,144)	(382,143,345)	(26,004,261)	(213,254,825)
Class A1	(4,283,386)	(34,599,695)	(4,062,171)	(33,394,714)
Class B1	—	—	(167)	(1,358)
	(229,035,318)	$(1,842,424,084)	(162,855,524)	$(1,336,324,191)
Net change
Class A	104,477	$1,875,781	30,016,397	$248,220,438
Class B	(24,548)	(196,511)	(64,004)	(529,283)
Class C	(1,307,755)	(10,588,898)	(1,061,321)	(8,759,354)
Class I	118,311,472	964,034,154	43,846,183	365,663,420
Class R6	17,634,923	142,877,297	29,076,245	239,265,531
Class A1	(3,243,159)	(26,184,314)	(2,985,007)	(24,536,580)
Class B1	193	1,568	7	79
	131,475,603	$1,071,819,077	98,828,500	$819,324,251
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
71

MFS Municipal Income Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2026, the fund’s commitment fee and interest expense were $28,681 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended March 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$61,804,407	$1,486,926,711	$1,379,615,305	$(9,850)	$(14,154)	$169,091,809

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,484,619	$—
72

MFS Municipal Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
73

MFS Municipal Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 97.16% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
74

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
75

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  May 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  May 14, 2026

*  Print name and title of each signing officer under his or her signature.